As filed with the Securities and Exchange Commission on April 25, 2002
                            Registration No. 2-89550

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       PRE-EFFECTIVE AMENDMENT NO.       ( )
                       POST-EFFECTIVE AMENDMENT NO. 33   (X)

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940

                       Amendment No. 27                  (X)
                        (Check appropriate box or boxes)

                           FUTUREFUNDS SERIES ACCOUNT
                           (Exact name of Registrant)
                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                               (Name of Depositor)
                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111

        (Address of Depositor's Principal Executive Officers) (Zip Code)

               Depositor's Telephone Number, including Area Code:
                                 (800) 537-2033

                               William T. McCallum
                      President and Chief Executive Officer

                   Great-West Life & Annuity Insurance Company
                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and Address of Agent for Service)

                                    Copy to:
                              James F. Jorden, Esq.
                                 Jorden Burt LLP
               1025 Thomas Jefferson Street, N.W., Suite 400 East
                           Washington, D.C. 20007-5208

It is proposed that this filing will become effective (check appropriate space)

____ Immediately upon filing pursuant to paragraph (b) of Rule 485.
 X   On May 1, 2003, pursuant to paragraph (b) of Rule 485.
____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485.
____ On ___________, pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following:
____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered:  flexible premium deferred variable annuity contracts.

                           FUTUREFUNDS SERIES ACCOUNT
                 of Great-West Life & Annuity Insurance Company
                GROUP FLEXIBLE PREMIUM VARIABLE ANNUITY CONTRACTS
                                 Distributed by
                           BenefitsCorp Equities, Inc.
            8515 East Orchard Road, Greenwood Village, Colorado 80111
                                 (800) 701-8255

--------------------------------------------------------------------------------
Overview

This Prospectus describes a group flexible premium deferred variable annuity contract ("Group Contract") designed to provide a retirement program that qualifies for special federal income tax treatment under various sections of the Internal Revenue Code of 1986 (the "Code"). The Group Contract provides an annuity insurance contract whose value is based on the investment performance of the Investment Divisions you select. BenefitsCorp Equities, Inc. ("BCE") is the principal underwriter and distributor of the Group Contracts. Great-West Life & Annuity Insurance Company ("we," "us," "Great-West" or "GWL&A") issues the Group Contracts in connection with:

o pension or profit-sharing plans described in Code Section 401(a) ("401(a) Plans");

o cash or deferred profit sharing plans described in Code Section 401(k)("401(k) Plans");

o tax sheltered annuities described in Code Section 403(b) ("403(b) Plans");
o deferred compensation plans described in Code Section 457(b) or (f) ("457(b) or (f) Plans");

o qualified governmental excess benefit plans described in Code Section 415(m) ("415(m) Plans"); and

o nonqualified deferred compensation plans ("NQDC Plans").

PARTICIPATION IN THE GROUP CONTRACTS

You may be eligible to participate in the Group Contract if you participate in one of the Plans described above. The owner of a Group Contract will be an employer, plan trustee, certain employer or employee associations, as applicable ("Group Policyholder"). We will establish a participant annuity account ("Participant Annuity Account") in your name. This Participant Annuity Account will reflect the dollar value of the Contributions made on your behalf.

ALLOCATING YOUR MONEY

You can allocate your Contributions among 47 Investment Divisions of the FutureFunds Series Account (the "Series Account"). Each Investment Division invests all of its assets in one of 47 corresponding mutual funds ("Eligible Funds"). Following is a list of each Eligible Fund:

Maxim Templeton International Equity
Maxim INVESCO ADR
Janus Aspen Series Worldwide Growth - Institutional Shares

Maxim INVESCO Small-Cap Growth
Maxim Loomis Sayles Small-Cap Value

Maxim Index 600
Maxim Ariel Small-Cap Value
Maxim T. Rowe Price MidCap Growth

Alger American MidCap Growth - Class O
Maxim Ariel Mid-Cap Value
Fidelity VIP Growth
Maxim Founders Growth & Income1
Maxim Growth Index
Maxim Stock Index
Maxim T. Rowe Price Equity-Income
Maxim Value Index
Fidelity VIP Contrafund
Maxim INVESCO Balanced2
Stein Roe Balanced, Variable Series - Class A
Alger American Balanced - Class O2
Pioneer Equity Income VCT
Maxim Bond Index Maxim
Bond1 Maxim Loomis Sayles Bond
Maxim U.S. Government Securities
Maxim Money Market
Maxim Aggressive Profile I
Maxim Moderately Aggressive Profile I
Maxim Moderate Profile I
Maxim Moderately Conservative Profile I
Maxim Conservative Profile I
AIM Blue Chip1
American Century Equity -Income
American Century Income & Growth
Artisan International
INVESCO Dynamics2
Janus Twenty
Janus Worldwide
RS Emerging Growth
Franklin Small-Mid Cap Growth
Janus Fund
MFS Strategic Growth - Class A
AIM Small Cap Growth - Class A
PIMCO Total Return - Administrative Class
Oppenheimer Capital Appreciation -Class A
Legg Mason Value Trust - Financial Intermediary Class
Federated Capital Appreciation - Class A


1 Effective June 10, 2002, this Investment Division is no longer open to incoming transfers and will not accept new contributions.

2 Commencing on June 14, 2003 for some plans and on or before August 16, 2003 for other plans, this Investment Division will no longer be open to incoming transfers and will not accept new Contributions. For additional information concerning the closing of this Investment Division, contact your plan sponsor or Great-West at 1-800-701-8255.


      The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.


                   The date of this Prospectus is May 1, 2003



You can also allocate your money to certain options where you can earn a fixed rate of return on your investment. Your interest in a fixed option is not considered a security and is not subject to review by the Securities and Exchange Commission.

The Investment Divisions and the Fixed Options available to you will depend on the terms of the Group Contract. Please consult with the Group Policyholder for more information.

PAYMENT OPTIONS

The Group Contract offers you a variety of payment options. You can select from options that provide for fixed or variable payments or a combination of both. If you select a variable payment option, your payments will reflect the investment experience of the Investment Divisions you select. Income can be guaranteed for your lifetime and/or your spouse's lifetime or for a specified period of time, depending on your needs and circumstances.


This Prospectus presents important information you should read before participating in the Group Contract. Please read it carefully and retain it for future reference. You can find more detailed information pertaining to the Group Contract in the Statement of Additional Information dated May 1, 2003 which has been filed with the Securities and Exchange Commission. The Statement of Additional Information is incorporated by reference into this Prospectus, which means that it is legally a part of this Prospectus. Its table of contents may be found on the last page of this Prospectus. The Statement of Additional Information may be obtained without charge by contacting Great-West at its Administrative Offices or by calling (800) 701-8255 or, you can also obtain it, material incorporated by reference, and other information regarding us, by visiting the Securities and Exchange Commission's web site at http://www.sec.gov.

                                TABLE OF CONTENTS

                                                                    Page


Definitions.........................................................
Key Features........................................................
Fee Tables..........................................................
Condensed Financial Information.....................................
Great-West Life & Annuity Insurance Company.........................
FutureFunds Series Account..........................................
Investments of the Series Account...................................
The Group Contracts.................................................
Accumulation Period.................................................

         Application and Initial Contribution.......................
         Free-Look Period...........................................
         Subsequent Contributions...................................
               Making Transfers.....................................
               Loans................................................
               Total and Partial Withdrawals........................
               Cessation of Contributions...........................
               Death Benefit........................................
Charges and Deductions..............................................
Periodic Payment Options............................................
Annuity Payment Options.............................................
Federal Tax Consequences............................................
Performance Related Information.....................................
Voting Rights.......................................................
Distribution of the Group Contracts.................................
State Regulation....................................................
Restrictions Under the Texas Optional Retirement Program............
Reports.............................................................
Rights Reserved by Great-West.......................................
         Adding and Discontinuing Investment Options................
         Substitution of Investments................................
Legal Matters.......................................................
Available Information...............................................
Appendix A, Condensed Financial Information.........................
Appendix B, Calculation of Net Investment Factor ...................

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with this offering other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

               The Group Contract is not available in all states.

Definitions

Accumulation Period: The period between the effective date of your participation in the Group Contract and the Annuity Commencement Date. During this period, you are making Contributions to the Group Contract.

Accumulation Unit: An accounting measure we use to determine your Variable Account Value during the Accumulation Period.

Administrative Offices: The Administrative Offices of GWL&A are located at 8515 E. Orchard Rd., Greenwood Village, Colorado 80111.

Annuity Commencement Date: The date payments begin under an annuity payment option.

Annuity Unit: An accounting measure we use to determine the dollar value of each variable annuity payment after the first payment.

Contribution(s): Amount(s) paid to us under the Group Contract on your behalf.

Eligible Fund: A mutual fund in which an Investment Division invests all of its assets.

Fixed Annuity: An annuity with payments that remain fixed throughout the payment period and which do not reflect the investment experience of an Investment Division.

Fixed Options: Investment options that provide a fixed rate of return to which you can allocate Contributions or make Transfers. There are currently three types of Fixed Options. They are the Daily Interest Guaranteed Sub-Account, the Guaranteed Certificate Funds and the Guaranteed Fixed Fund. Your interest in the Fixed Options are not securities and are not subject to review by the Securities and Exchange Commission. Please see your Group Contract for more information about the Fixed Options.

Group Contract: An agreement between GWL&A and the Group Policyholder providing a fixed and/or variable deferred annuity issued in connection with certain retirement plans.

Group Policyholder: Depending on the type of plan and the employer's involvement, the Group Policyholder will be an employer, plan trustee, certain employer associations or employee associations.
Guaranteed Account Value: The sum of the value of each of your Guaranteed Sub-Accounts.

Guaranteed Sub-Accounts: The subdivisions of your Participant Annuity Account reflecting the value credited to you from the Fixed Options.

Investment Division: The Series Account is divided into Investment Divisions, one for each Eligible Fund. You select one or more Investment Divisions to which you allocate your Contributions. Your Variable Account Value will reflect the investment performance of the corresponding Eligible Funds.

Participant: The person who is eligible to and elects to participate in the Group Contract; sometimes referred to as "you," "your" or "yours" in this Prospectus.

Participant Annuity Account: A separate record we establish in your name that reflects all transactions you make under the Group Contract.

Participant Annuity Account Value: The total value of your interest under the Group Contract. It is the total of your Guaranteed and Variable Account Values.

Premium Tax: The amount of tax, if any, charged by a state or other government authority.

Request: Any Request, either written, by telephone or computerized, which is in a form satisfactory to GWL&A and received by GWL&A at its Administrative Offices.

Series Account: FutureFunds Series Account, a separate account, established by GWL&A to provide variable funding options for the Group Contracts. It is registered as a unit investment trust under the Investment Company Act of 1940 and consists of the individual Investment Divisions.

Transfer: When you move your Participant Annuity Account Value between and among the Investment Divisions and Fixed Options.

Transfer to Other Companies: The Transfer of all or a portion of your Participant Annuity Account Value to another company.

Valuation Date: The date on which we calculate the accumulation unit value of each Investment Division. This calculation is made as of the close of business of the New York Stock Exchange (generally 4:00 p.m. ET). It is also the date on which we will process any Contribution or Request received. Contributions and Requests received after the close of trading on the New York Stock Exchange (generally 4:00 p.m. ET) will be deemed to have been received on the next Valuation Date. Your Participant Annuity Account Value will be determined on each day that the New York Stock Exchange is open for trading. On the day after Thanksgiving, however, you can only submit transaction Requests by automated voice response unit, via the Internet or by an automated computer link. The day after Thanksgiving is a valuation date.

Valuation Period: The period between the ending of two successive Valuation
Dates.

Variable Account Value: The total value of your Variable Sub-Accounts.

Variable Sub-Account: A subdivision of your Participant Annuity Account reflecting the value credited to you from an Investment Division.

Key Features

Following are some of the key features of the Group Contract. These topics are discussed in more detail throughout the Prospectus so please be sure to read it carefully. Purpose of the Group Contract The Group Contract is designed to be issued in connection with:

     o 401(a) Plans              o 403(b) Plans
     o 401(k) Plans              o 457(b) or (f) Plans
     o 415(m) Plans              o NQDC Plans.

Tax deferral for participants in and sponsors of qualified plans arises as a result of the plan. Tax deferral for participants in non-qualified plans also arises as a result of the plan. Sponsors of non-qualified plans will not enjoy tax deferral under the Group contract and thus will incur tax on the investment gain on the Group Contract unless they are tax exempt entities.

Participation in the Group Contract

You must complete an application to participate under the Group Contract. Once you become a Participant, you may make unlimited Contributions, subject to the terms of your plan. There is no minimum amount for your Contributions. Please consult your employer or the Group Policyholder, as the case may be, for information concerning eligibility.

Allocation of Contributions

You may allocate your Contributions to the Investment Divisions and/or the Fixed Options. In your application, you instruct us how you would like your Contributions allocated. For some plans, if you do not provide complete allocation instructions in your application, we will allocate your Contributions to an investment option specified by the Group Policyholder. Thereafter, you may change your allocation instructions as often as you like by Request. You may allocate your Contributions to the Investment Divisions where your investment returns will reflect the investment performance of the corresponding Eligible Funds or to the Fixed Options where your Contributions will earn a fixed rate of return. The Eligible Funds are described more fully in their accompanying prospectuses. The following Investment Divisions are not available for non-qualified Plans sponsored by a taxable employer:

AIM Blue Chip Fund, AIM Small Cap Growth Fund, American Century Equity Income Fund, American Century Income & Growth Fund, Artisan International Fund, Federated Capital Appreciation Fund, Franklin Small-Mid Cap Growth Fund, INVESCO Dynamics Fund, Janus Fund, Janus Twenty Fund, Janus Worldwide Fund, Legg Mason Value Trust, MFS Strategic Growth Fund, Oppenheimer Capital Appreciation Fund, PIMCO Total Return Fund and RS Emerging Growth Fund.

Free Look Period

The free look period applies only to Group Contracts issued under 403(b) Plans. Within ten (10) days (or longer where required by law) after your application is received by GWL&A, you may cancel your interest in the Group Contract for any reason by delivering your Request to cancel, to our Administrative Offices or to an authorized agent of GWL&A. We must receive it in person or postmarked prior to the expiration of the free look period. Upon cancellation, GWL&A will refund the greater of all Contributions made, less partial withdrawals, or your Participant Annuity Account Value.

Your Participant Annuity Account


When your application is approved, we will establish a Participant Annuity Account in your name that will reflect all transactions you make under the Group Contract, including the amount of Contributions made on your behalf. We will send you a statement of your Participant Annuity Account Value at least annually. You may also check your Participant Annuity Account Value by using our voice response unit system, KeyTalk(R), or through the Internet.

Charges and Deductions Under the Group Contracts
You will pay certain charges under the Group Contracts.
These charges vary by Group Contract and may include:


       o An annual contract maintenance charge
       o A contingent deferred sales charge
       o A mortality and expense risk charge
       o A Premium Tax


For more information about the charges and deductions under the Group Contracts please see the discussion beginning at page , including the circumstances in which a contingent deferred sales charge "free amount" may apply. In addition, you indirectly pay the management fees and other expenses of an Eligible Fund when you allocate your money to the corresponding Investment Division.


Total and Partial Withdrawals

You may withdraw all or part of your Participant Annuity Account Value at any time before the Annuity Commencement Date. Amounts you withdraw may be subject to a Contingent Deferred Sales Charge. In addition, there may be certain tax consequences when you make a withdrawal.

Making Transfers

You can Transfer your Participant Annuity Account Value among the Investment Divisions as often as you like before the Annuity Commencement Date. After the Annuity Commencement Date, you may continue to Transfer among the Investment Divisions if you have selected a variable annuity payment option. You can also transfer between the Investment Divisions and the Fixed Options. Transfers before the Annuity Commencement Date involving certain of the Fixed Options are subject to restrictions that are more fully described in your Group Contract. Annuity Payment Options We provide you with a wide range of annuity options, giving you the flexibility to choose an annuity payment schedule that meets your needs. Payments may be made on a variable, fixed, or combination basis. Under a variable annuity payment option your payments will continue to reflect the performance of the Investment Divisions you select.

Death Benefit

We will pay a death benefit to your beneficiary if you die before the Annuity Commencement Date.


     o If you die before age 70, the death benefit is the greater of (1) your Participant Annuity Account Value, less any Premium Taxes, or (2) the sum of all Contributions, less any withdrawals and Premium Taxes.

     o If you die at or after age 70, the death benefit is your Participant Annuity Account Value, less any Premium Taxes.

                                   FEE TABLES

The following tables describe the fees and expenses that you, as a Participant, will pay under the Group Contract. The first tables describes the fees and expenses that you will pay at the time you allocate contributions, surrender or transfer cash value between investment options. State Premium Tax may also be deducted.

PARTICIPANT TRANSACTION EXPENSES

Sales Load Imposed on Purchases (as a percentage of purchase payments)....None
Contingent Deferred Sales Charge (as a percentage of amount distributed)...6%1

Transfer Fee..............................................................None

The next table describes the fees and expenses that you will pay periodically during the time that you are a Participant under the Group Contract, not including Eligible Fund fees and expenses.

Annual Contract Maintenance Charge.........................................$30

SEPARATE ACCOUNT ANNUAL EXPENSES (as a periodic deduction from your Participant Annuity Account Value of as a daily deduction from the assets of each Investment Division)

Maximum Periodic Mortality and Expense Risk Charge 2, 3 .................1.00%
Maximum Daily Mortality and Expense Risk Charge2.........................1.25%


The next item shows the minimum and maximum total operating expenses charged by the Eligible Funds that you may pay periodically during the time that you are a Participant under the Group Contract. More detail concerning each Eligible Fund's fees and expenses is contained in the prospectus for each Eligible Fund.

Total Annual Fund Operating Expenses                          Minimum  Maximum
                                                              -------  -------
(Expenses that are deducted from Fund assets,
including management fees, distribution and/or
service (12b-1) fees, and other expenses                       0.25%    1.68%

THE ABOVE EXPENSES FOR THE ELIGIBLE FUNDS WERE PROVIDED BY THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

1 For more information about the circumstances in which a contingent deferred sales charge "free amount" may apply, please see the discussion on page .

2 Although the Mortality and Expense Risk Charge appears twice in this Fee Table, you will pay only one of these charges. Depending on the terms of your Group Contract, you will pay this charge either as a periodic deduction from your Participant Annuity Account Value or as a daily deduction from the Accumulation Unit Value of each Investment Division to which you allocate your Participant Annuity Account Value. After the Annuity Commencement Date, however, all Participants under the Group Contracts are assessed the mortality and expense risk charge at an equivalent daily rate. Please see "Charges and
Deductions: Mortality and Expense Risk Deductions" for more information.

3 After the Annuity Commencement Date, all Participants under the Group Contracts are assessed the mortality and expense risk charge at an equivalent daily rate.

                                     EXAMPLE

This Example is intended to help you compare the cost of investing in the Group Contract with the cost of investing in other variable annuity contracts. These costs include a Participant's transaction expenses, contract fees, variable account annual expenses, and Eligible Fund fees and expenses.

The Example assumes that you invest $10,000 under the Group Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Eligible Funds. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Eligible Funds. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable time period:

         1 year         3 years          5 years           10 years
         $75.84         $111.60          $153.39           $229.67


(2) If you annuitize your contract OR if you do not surrender your contract at the end of the applicable time period:

         1 year         3 years          5 years           10 years
         $15.84         $51.60           $93.39            $229.67

The examples do not show the effect of premium taxes. Premium taxes (ranging from 0% to 3.5%) are deducted upon full surrender, death or annuitization. The examples also do not include any of the taxes or penalties you may be required to pay if you withdraw all or part of your Participant Annuity Account Value.

The fee table and examples should not be considered a representation of past or future expenses and charges of the Eligible Funds. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance.

CONDENSED FINANCIAL INFORMATION

Attached as Appendix A is a table showing selected condensed financial information concerning Accumulation Units for each Investment Division. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your Participant Annuity Account Value, such as the Contract Maintenance Charge or the Periodic Mortality and Expense Risk Charge. The information in the table is included in the Series Account's financial statements, which have been audited by Deloitte & Touche LLP, independent auditors. To obtain a fuller picture of each Investment Division's finances and performance, you should also review the Series Account's financial statements, which are contained in the SAI.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

GWL&A is a stock life insurance company originally organized under the laws of the state of Kansas as the National Interment Association. Its name was changed to Ranger National Life Insurance Company in 1963 and to Insuramerica Corporation prior to changing to its current name in February of 1982. In September of 1990, GWL&A redomesticated and is now organized under the laws of the state of Colorado.


GWL&A is authorized to engage in the sale of life insurance, accident and health insurance and annuities. It is qualified to do business in Puerto Rico, the District of Columbia, the U.S. Virgin Islands, Guam and in all states in the United States, except New York.



GWL&A is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a holding company. Great-West Lifeco Inc. is in turn a subsidiary of Power Financial Corporation, a financial services company. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation. Mr. Paul Desmarais, through a group of private holding companies, which he controls, has voting control of Power Corporation of Canada. On February 17, 2003, Great-West Lifeco announced a definitive agreement to acquire Canada Life Financial Corporation. Canada Life is a Canadian based insurance company with business principally in Canada, the United Kingdom, the United States and Ireland. In the United States, Canada Life sells individual and group insurance and annuity products. Subject to required shareholder and regulatory approvals, the transaction is expected to close on or about July 10, 2003.


GWL&A has primary responsibility for administration of the Group Contracts and the Series Account. Its Administrative Offices are located at 8515 E. Orchard Road, Greenwood Village, Colorado 80111.

FUTUREFUNDS SERIES ACCOUNT

We originally established the Series Account under Kansas law on November 15, 1983. The Series Account now exists pursuant to Colorado law as a result of our redomestication. The Series Account consists of Investment Divisions and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as a unit investment trust. This registration does not involve supervision of the management of the Series Account or GWL&A by the Securities and Exchange Commission.

We do not guarantee the investment performance of the Investment Divisions. The portion of your Participant Annuity Account Value allocated to the Investment Divisions and the amount of variable annuity payments depend on the investment performance of the Eligible Funds. Thus, you bear the full investment risk for all Contributions allocated to the Investment Divisions.

The Series Account and its Investment Divisions are administered and accounted for as part of our general business. However, the income, gains, or losses of each Investment Division are credited to or charged against the assets held in that Investment Division, without regard to other income, gains or losses of any other Investment Division and without regard to any other business GWL&A may conduct. Under Colorado law, the assets of the Series Account are not chargeable with liabilities arising out of any other business GWL&A may conduct. Nevertheless, all obligations arising under the Group Contracts are generally corporate obligations of GWL&A.

The Series Account currently has 47 Investment Divisions available for allocation of Contributions. Each Investment Division invests in shares of an Eligible Fund each having a specific investment objective. If we decide to make additional Investment Divisions available to Group Policyholders, we may or may not make them available to you based on our assessment of marketing needs and investment conditions.

INVESTMENTS OF THE SERIES ACCOUNT

The Eligible Funds

Some Eligible Funds may not be available under your Group Contract because the Group Policyholder may decide to offer only a select number of Eligible Funds under its plan. Please consult with your Group Policyholder or employer, as the case may be, or one of our authorized representatives for more information concerning the availability of Eligible Funds under your Group Contract.

Each Eligible Fund is a separate mutual fund having its own investment objectives and policies and is registered with the Securities and Exchange Commission as an open-end management investment company or portfolio thereof. The Securities and Exchange Commission does not supervise the management or the investment practices and policies of any of the Eligible Funds.

Sixteen of the Eligible Funds are publicly offered mutual funds. Some of the other Eligible Funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the Eligible Funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the Eligible Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding Eligible Funds may differ substantially.

Some of the Eligible Funds' investment advisers may compensate us for providing administrative services in connection with the Eligible Funds. Such compensation is paid for from the investment adviser's assets.

The following sets forth the investment objective of each Eligible Fund and summarizes its principal investment strategy. There is no assurance that any of the Eligible Funds will achieve their respective objectives.

Maxim Series Fund, Inc.

Maxim Money Market Portfolio seeks as high a level of current income as is consistent with the preservation of capital and liquidity. Investment in the Maxim Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this portfolio.

Maxim Bond Portfolio seeks maximum total return consistent with the preservation of capital. Under normal circumstances, this portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in bonds issued by the U.S. Government and its agencies and by domestic or foreign corporations. Effective June 10, 2002, this Portfolio is no longer open to incoming transfers and will not accept new contributions.


Maxim Bond Index Portfolio seeks investment results, before fees, that track the total return of the debt securities that comprise the Lehman Aggregate Bond Index (the "Lehman Index"). The portfolio uses a sampling technique designed to give the portfolio the relevant comparable attributes of the Lehman Index. This may be accomplished through a combination of debt securities ownership and owning futures contracts on the Lehman Index and options on futures contracts.

Maxim Stock Index Portfolio seeks investment results, before fees, that track the total return of the common stocks that comprise Standard & Poor's (S&P) 500 Composite Stock Price Index and the S&P Mid-Cap Index, weighted according to their respective pro-rata share of the market.1 The portfolio seeks to own the securities contained in the Benchmark Indexes in as close as possible a proportion as each stock's weight in the Benchmark Indexes. This may be accomplished through ownership of all stocks in the Benchmark Indexes and/or through a combination of stock ownership and owning futures contracts on the Benchmark Indexes and options on futures contracts, and Exchange Traded Funds that seek to track the Benchmark Indexes.


Maxim U.S. Government Securities Portfolio seeks the highest level of return consistent with preservation of capital and substantial credit protection. Under normal circumstances, this portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities.


Maxim Index 600 Portfolio seeks investment results, before fees, that track the total return of the common stocks that comprise the S&P Small-Cap 600 Stock Index.1 The portfolio seeks to own the securities contained in the Benchmark Index in as close as possible a proportion as each stock's weight in the Benchmark Index. This may be accomplished through ownership of all stocks in the Benchmark Index and/or through a combination of stock ownership and owning futures contracts on the Benchmark Index and options on futures contracts, and Exchange Traded Funds that seek to track the Benchmark Index.

Maxim Ariel Mid-Cap Value Portfolio seeks long-term capital appreciation. Under normal circumstances, this portfolio will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers whose market capitalizations are less than $10 billion at the time of purchase and which are believed to be undervalued but demonstrate a strong potential for growth. In this connection, the portfolio may focus on issuers with market capitalizations between approximately $200 million and $10 billion at the time of purchase. The portfolio actively seeks investments in companies that achieve excellence in both financial return and environmental soundness, selecting issuers that take positive steps toward preserving the environment and avoiding companies with a poor environmental record. The portfolio will not invest in issuers primarily engaged in the manufacture of tobacco, weapons systems, the production of nuclear energy or manufacture of equipment to produce nuclear energy.


Maxim Templeton International Equity Portfolio seeks long-term capital growth. Under normal circumstances, this portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies located outside the U.S., including those in emerging markets.


Maxim Loomis Sayles Bond Portfolio seeks high total investment return through a combination of current income and capital preservation. Under normal circumstances, this portfolio will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. It may also invest up to 20% in preferred stocks, convertible preferred stocks or foreign securities and up to 35% in below investment grade quality ("high yield/high risk" or "junk") bonds.

Maxim Ariel Small-Cap Value Portfolio seeks long-term capital appreciation. Under normal circumstances, this portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers whose market capitalizations are less than $2 billion at the time of purchase. This portfolio will emphasize small companies that are believed to be undervalued but demonstrate a strong potential for growth, focusing on issuers with market capitalizations under $2 billion at the time of purchase. The portfolio actively seeks investments in companies that achieve excellence in both financial return and environmental soundness, selecting issuers that take positive steps toward preserving the environment and avoiding companies with a poor environmental record. The portfolio will not invest in issuers primarily engaged in the manufacture of tobacco, weapons systems, the production of nuclear energy or manufacture of equipment to produce nuclear energy.


Maxim INVESCO Small-Cap Growth Portfolio seeks to achieve long-term capital growth. Under normal circumstances, this portfolio will invest at least 80% of its net assets (plus the amount of any borrowings for investments purposes) in the common stocks of a diversified group of growth companies that are included in the Russell 2000 Growth Index at the time of purchase, or if not included in that index, have market capitalizations of $2.5 billion or less at the time of initial purchase. This portfolio may also invest up to 20% in equity securities of companies with market capitalizations in excess of $2.5 billion.

Maxim INVESCO ADR Portfolio seeks a high total return through capital appreciation and current income, while reducing risk through diversification. Under normal circumstances, this portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in foreign securities that are issued in the form of American Depositary Receipts ("ADRs") or foreign stocks that are registered with the Securities and Exchange Commission and traded in the U.S.


Maxim INVESCO Balanced Portfolio seeks high total return on investment through capital appreciation and current income. This portfolio normally invests at least 65% of its assets in a combination of common stocks and fixed income securities, including preferred stocks, convertible securities and bonds. Under normal circumstances, the portfolio invests a majority of its total assets in common stocks and approximately one-quarter of its assets in investment grade debt securities and 25% of its assets in debt securities that are investment grade at the time of purchase, which may include obligations of the U.S. government, government agencies and investment grade corporate bonds. Commencing on June 14, 2003 for some plans and on or before August 16, 2003 for other plans, this Investment Division will no longer be open to incoming transfers and will not accept new Contributions. For additional information concerning the closing of this Investment Division, contact your plan sponsor or Great-West at 1-800-701-8255.

Maxim T. Rowe Price Equity/Income Portfolio seeks substantial dividend income and also long-term capital appreciation. Under normal circumstances, this portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.

Maxim Value Index Portfolio seeks investment results, before fees, that track the total return of the common stocks that comprise the S&P/BARRA Value Index.1 The S&P/BARRA Value Index is a widely recognized, unmanaged index that is comprised of the stocks representing half of the total market value of the S&P 500 with the lowest price-to-book value ratios. The portfolio seeks to own the securities contained in the Benchmark Index in as close as possible a proportion as each stock's weight in the Benchmark Index. This may be accomplished through ownership of all stocks in the Benchmark Index and/or through a combination of stock ownership and owning futures contracts on the Benchmark Index and options on futures contracts, and Exchange Traded Funds that seek to track the Benchmark Index.

Maxim Growth Index Portfolio seeks investment results, before fees, that track the total return of the common stocks that comprise the S&P/BARRA Growth Index.1 The S&P/BARRA Growth Index is a widely recognized, unmanaged index that is comprised of the stocks representing half of the total market value of the S&P 500 with the highest price-to-book value ratios. The portfolio seeks to own the securities contained in the Benchmark Index in as close as possible a proportion as each stock's weight in the Benchmark Index. This may be accomplished through ownership of all stocks in the Benchmark Index and/or through a combination of stock ownership and owning futures contracts on the Benchmark Index and options on futures contracts, and Exchange Traded Funds that seek to track the Benchmark Index.

Maxim Loomis Sayles Small-Cap Value Portfolio seeks long-term capital growth. Under normal circumstances, this portfolio will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies with market capitalizations that fall within the capitalization range of the Russell 2000 Index, an index that tracks stocks of 2000 of the smallest U.S. companies. (approximately $8 million to $2.4 billion as of December 31, 2002). The portfolio seeks to build a core small-cap portfolio of solid growth companies' stock with a small emphasis on companies that have experienced significant business problems but which are believed to have favorable prospects for recovery.


Maxim Founders Growth & Income Portfolio seeks long-term growth of capital and income. This portfolio invests primarily in common stocks of large, well established, stable and mature companies. Large companies are generally companies that have market capitalizations of more than $10 billion. This range may fluctuate depending on changes in the value of the stock market as a whole. Effective June 10, 2002, this Portfolio is no longer open to incoming transfers and will not accept new contributions.


Maxim T. Rowe Price MidCap Growth Portfolio seeks long-term appreciation. Under normal circumstances, this portfolio will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers whose market capitalization fall within the range of companies included in the S&P 400 MidCap Index or the Russell MidCap Growth Index (approximately $132.5 million to $15.6 billion as of December 31, 2002), emphasizing companies whose earnings are expected to grow at a faster rate than the average mid-cap company.


1Standard & Poor's, S&P 500 Composite Index, S&P Mid-Cap Index, S&P Small-Cap 600 Stock Index, S&P/BARRA Value Index and S&P/BARRA Growth Index are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Maxim Series Fund, Inc. and Great-West Life & Annuity Insurance Company. The Eligible Funds that track those indices are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of using any index.

Maxim Profile Portfolios

Each of the following five Profile Portfolios seeks to provide an asset allocation program designed to meet certain investment goals based on an investor's risk tolerance.

Maxim Aggressive Profile I Portfolio seeks long-term capital appreciation primarily through investments in other mutual funds, including mutual funds that are not affiliated with Maxim Series Fund, that emphasize equity investments.


Maxim Moderately Aggressive Profile I Portfolio seeks long-term capital appreciation primarily through investments in other mutual funds, including mutual funds that are not affiliated with Maxim Series Fund, that emphasize equity investments, and, to a lesser degree, emphasizing fixed income investments.


Maxim Moderate Profile I Portfolio seeks long-term capital appreciation primarily through investments in other mutual funds, including mutual funds that are not affiliated with Maxim Series Fund, with a relatively equal emphasis on equity and fixed income investments.

Maxim Moderately Conservative Profile I Portfolio seeks capital appreciation primarily through investments in other mutual funds, including mutual funds that are not affiliated with Maxim Series Fund, that emphasize fixed income investments, and to a lesser degree equity investments.

Maxim Conservative Profile I Portfolio seeks capital preservation primarily through investments in other mutual funds, including mutual funds that are not affiliated with Maxim Series Fund, that emphasize fixed income investments.

Fidelity Variable Insurance Products Funds


Fidelity VIP Growth Portfolio seeks capital appreciation primarily by investing in common stocks. Fidelity Management & Research ("FMR") normally invests the fund's assets primarily in common stocks of companies that FMR believes to have above-average growth potential (stocks of these companies are often called `growth' stocks). Growth may be measured by factors such as earnings or revenue.

Fidelity VIP Contrafund Portfolio seeks long-term capital appreciation by investing primarily in common stocks. The portfolio invests its assets in securities of companies whose value its investment adviser believes is not fully recognized by the public.


Janus Aspen Series


Janus Aspen Series Worldwide Growth Portfolio (Institutional Shares) seeks long-term growth of capital in a manner consistent with the preservation of capital. The portfolio invests in common stocks of companies of any size throughout the world.


Stein Roe Variable Investment Trust


Stein Roe Balanced Fund, Variable Series (Class A) seeks high total investment return. The adviser allocates the fund's assets among various classes of equity and debt securities, including: large cap growth stocks; large cap value stocks; mid cap growth stocks; mid cap value stocks; small cap growth stocks; small cap value stocks; real estate investment trusts (REITs); foreign stocks; investment grade bonds; and, non-investment grade bonds. Each asset class is managed by a separate portfolio manager or team with experience in investing in that particular class. The fund's lead portfolio manager will allocate the fund's assets among the various asset classes. The lead portfolio manager will adjust the number of asset classes, as well as the portfolio of the fund's assets allocated to each asset class, from time to time, based on his assessment of such factors as relative attractiveness, valuation, fundamentals, quantitative analyses, economic and market expectations, and recommendations of the investment strategy group of Columbia Management Group, Inc., the parent company of the fund's adviser. In selecting equity securities, the adviser favors stocks with long-term growth potential that are expected to outperform their peers over time. The adviser also forecasts the direction and degree of change in long-term interest rates to help in the selection of debt securities. Investment grade debt securities purchased by the fund will have one of the top four ratings assigned by Standard & Poor's Rating Group (S&P) or Moody's Investors Service, Inc. (Moody's), or will be unrated securities determined by the adviser to be of comparable quality. When deemed appropriate by the adviser, however, the fund may invest up to 10% in non-investment grade debt securities (also known as "junk bonds"). The fund keeps at least 25% of its total assets in fixed income investments, including debt securities and preferred stocks, at all times. The fund may also invest up to 25% of its net assets in foreign securities and up to 10% of its net assets in REITs.


The Alger American Fund


Alger American Balanced Portfolio (Class O) seeks current income and long-term capital appreciation. This portfolio focuses on stocks of companies with growth potential and fixed-income securities, with emphasis on income-producing securities which appear to have some potential for capital appreciation. Under normal circumstances, the portfolio invests in common stocks and fixed-income securities, which include commercial paper and bonds rated within the 4 highest categories by an established rating agency or, if not rated, which are determined by the portfolio manager to be of comparable quality. Ordinarily, at least 25% of the portfolio's net assets are invested in fixed-income securities. Commencing on June 14, 2003 for some plans and on or before August 16, 2003 for other plans, this Investment Division will no longer be open to incoming transfers and will not accept new Contributions. For additional information concerning the closing of this Investment Division, contact your plan sponsor or Great-West at 1-800-701-8255.

Alger American MidCap Growth Portfolio (Class O) seeks long-term capital appreciation. This portfolio focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the Russell MidCap Growth Index.


Pioneer Variable Contracts Trust

Pioneer Equity Income VCT Portfolio seeks current income and long-term growth of capital from a portfolio consisting of primarily income producing equity securities of U.S. corporations.

Following are the sixteen Eligible Funds which are publicly offered mutual funds.

AIM Funds


AIM Blue Chip Fund seeks long term growth of capital with a secondary objective of current income. Under normal market conditions, this fund seeks to meet these objectives by investing at least 80% of its total assets in securities of Blue Chip companies. Blue Chip companies are those companies that the fund's portfolio managers believe have the potential for above-average growth in earnings and that are well-established in their respective industries with leading market positions. Effective June 10, 2002, this Fund is no longer open to incoming transfers and will not accept new contributions.

AIM Small Cap Growth Fund (Class A) seeks long-term growth of capital. Under normal market conditions, the fund seeks to meet this objective by investment of at least 80% of its total assets in equity securities of small-capitalization companies. The Fund considers a company to be a small-capitalization company if it has a market capitalization at the time of purchase no larger than the largest company in the Russell 2000 Index during the previous 12 months. The Fund may also invest up to 20% of its total assets in equity securities of U.S. issuers that have market capitalizations greater than that of the largest company in the Russell 2000 Index, and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments, all of which are issued by U.S. issuers. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

American Century Funds (Investor Class)

American Century Equity Income Fund seeks to provide current income. Capital appreciation is a secondary objective. The fund seeks to meet these objectives by investing in common stocks of companies that the fund's managers believe have a favorable dividend-paying history that have prospects for dividend payments to continue or increase. Under normal market conditions, the fund managers intend to keep at least 85% of the fund's assets invested in income-paying securities and at least 65% of its assets in U.S. equity securities.


American Century Income & Growth Fund seeks to provide long-term capital growth. Income is a secondary objective. The fund seeks to meet these objectives by investing in common stocks primarily from the largest 1,500 publicly traded U.S. companies (measured by the value of their stock). This is determined by using a computer model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, the fund managers use ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the fund managers use, among others, the rate of growth of a company's earnings and changes in its earnings estimates. The fund managers' goal is to create a fund that provides better returns than the Standard & Poor's 500 Index, without taking on significant additional risk. The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally.


Artisan Funds, Inc. (Investor Class) Artisan International Fund seeks maximum long-term capital growth. Under normal market conditions, this fund seeks to meet this objective by investing at least 65% of its net assets in stocks of foreign companies.


Federated Equity Funds


Federated Capital Appreciation Fund (Class A) seeks to provide capital appreciation. Under normal market conditions, the fund invests primarily in common stock of companies with large and medium market capitalizations that offer superior growth prospects or of companies whose stock is undervalued.


INVESCO Stock Funds, Inc.


INVESCO Dynamics Fund seeks long-term capital growth. It normally invests at least 65% of its net assets in common stocks of mid-sized companies which are defined as companies that are included in the Russell MidCap Growth Index at the time of purchase, or if not included in that Index, have market capitalizations of between $2.5 billion and $15 billion at the time of purchase. The scope of the Index varies with market performance of the companies in the Index. The Fund also has the flexibility to invest in other types of securities including preferred stocks, convertible securities, and bonds. The core of the Fund's portfolio is invested in securities of established companies that are leaders in attractive growth markets with a history of strong returns. The remainder of the portfolio is invested in securities of companies that show accelerating growth, driven by product cycles, favorable industry or sector conditions, and other facts that INVESCO believes will lead to rapid sales or earnings growth. The Fund's strategy relies on many short-term factors including current information about a company, investor interest, price movements of a company's securities, and general market and monetary conditions. Consequently, the Fund's investments may be bought and sold relatively frequently. While the Fund generally invests in mid-sized companies, it sometimes invests in securities of smaller companies. The prices of these securities tend to move up and down more rapidly than the securities prices of larger, more established companies, and the price of the Fund shares tend to fluctuate more than it would if the Fund invested in the securities of larger companies. Commencing on June 14, 2003 for some plans and on or before August 16, 2003 for other plans, this Investment Division will no longer be open to incoming transfers and will not accept new Contributions. For additional information concerning the closing of this Investment Division, contact your plan sponsor or Great-West at 1-800-701-8255.


Janus Funds

Janus Twenty Fund seeks long-term growth of capital. Under normal market conditions, it seeks to meet this objective by investing primarily in common stocks selected for their growth potential. The fund normally concentrates its investments in a core group of 20-30 common stocks.


Janus Worldwide Fund seeks long-term growth of capital in a manner consistent with the preservation of capital. Under normal market conditions, it seeks to meet this objective by investing primarily in common stocks of any size throughout the world. The fund normally invests in issuers from at least five countries, including the United States; however, the fund may, under unusual circumstances, invest in fewer than five countries or even a single country. Janus Fund seeks long-term growth of capital in a manner consistent with the preservation of capital. Under normal market conditions, it seeks to meet this objective by investing primarily in common stocks selected for their growth potential. The fund normally concentrates its investments in larger, more established companies. The fund may invest without limit in foreign equity and debt securities and less than 35% of its net assets in high-yield/high-risk bonds ("junk bonds"). The fund manager applies a "bottom up" approach in choosing investments. In other words, the fund manager looks for companies with earnings growth potential one at a time.


Legg Mason Equity Funds

Legg Mason Value Trust (Financial Intermediary Class) seeks long-term growth of capital. Under normal market conditions, the fund invests primarily in equity securities that, in the adviser's opinion, offer the potential for capital growth. The adviser follows a value discipline in selecting securities, and therefore seeks to purchase securities at large discounts to the adviser's assessment of their intrinsic value. Intrinsic value, according to the adviser, is the value of the company measured, to different extents depending on the type of company, by factors such as, but not limited to, the discounted value of its projected future free cash flows, the company's ability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business.

MFS(R) Strategic Growth Fund


MFS Strategic Growth Fund seeks capital appreciation. Under normal market conditions, the fund invests at least 65% of its net assets in common stocks and related securities, such as preferred stock, bonds, warrants, or rights convertible into stock and depositary receipts for these securities, of companies which the fund's investment adviser believes offer superior prospectus for growth. Equity securities may be listed on a securities exchange or traded in the over-the-counter markets.


Oppenheimer Funds

Oppenheimer Capital Appreciation Fund (Class A) seeks capital appreciation. Under normal market conditions, the fund invests mainly in common stocks of "growth companies." These may be newer companies or established companies of any capitalization range that the investment adviser believes may appreciate in value over the long term. The Fund currently focuses mainly on mid-cap and large-cap domestic companies, but buys foreign stocks as well.

PIMCO Funds: Pacific Investment Management Series

PIMCO Total Return Fund (Administrative Class) seeks maximum total return, consistent with preservation of capital and prudent investment management. Under normal market conditions, the fund seeks to achieve its investment objective by investing at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration normally varies within a three- to six-year time frame based on the investment adviser's forecast for interest rates.

RS Investment Trust

RS Emerging Growth Fund seeks capital appreciation. Under normal market conditions, it seeks to meet this objective by investing primarily in smaller, rapidly growing emerging companies. The fund generally invests in industry segments that the fund's managers believe are experiencing rapid growth and in companies with proprietary advantages. Franklin Strategic Series Funds Franklin Small-Mid Cap Growth Fund seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of U.S. small capitalization (small cap) companies and in the equity securities of mid capitalization (mid cap) companies. Shareholders will be given 60 days' advance notice of any change to this policy. For this fund, mid cap companies are those companies with market cap values not exceeding $8.5 billion and small cap companies are those companies with market cap values not exceeding: (i) $1.5 billion; or (ii) the highest market cap value in the Russell 2000 Index; whichever is greater at the time of purchase. That index consists of 2,000 small companies that have publicly traded securities. Market capitalization is defined as share price multiplied by the number of common stock shares outstanding. In most instances, the fund manager intends to continue to hold an investment for further capital growth opportunities even if, through market appreciation, the company's market cap value exceeds the small or mid cap measures described above.

Eligible Fund Investment Advisers


Maxim Series Fund, Inc. is advised by GW Capital Management, LLC (doing business as Maxim Capital Management, LLC ("MCM")), 8515 E. Orchard Road, Greenwood Village, Colorado 80111, a wholly owned subsidiary of Great-West.


The Alger American Fund is advised by Fred Alger Management, Inc., 111 Fifth Avenue, New York, New York 10003.

Fidelity Variable Insurance Products Fund is advised by Fidelity Management & Research Company, 2 Devonshire Street, Boston Massachusetts 02109.

The Janus Aspen Series is advised by Janus Capital Management LLC, 100 Fillmore Street, Denver, Colorado 80206.

Pioneer Variable Contracts Trust is advised by Pioneer Investment Management, Inc., 60 State Street, Boston, Massachusetts 02109.

The  SteinRoe  Variable   Investment  Trust  is advised  by Stein Roe &  Farnham
Incorporated, One South Wacker Drive, Chicago, Illinois 60606. Nordea Investment Management North America, Inc., 437 Madison Avenue, New York, New York 10022, is the investment sub-adviser to Stein Roe Balanced Fund, Variable Series (Class A).


AIM Funds are advised by A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

The American Century Investor Class Equity Income Fund and American Century Income & Growth Fund are advised by American Century Investment Management, Inc., 4500 Main Street, Kansas City, Missouri 64111.

Artisan Funds, Inc. is advised by Artisan Partners Limited Partnership, 1000 North Water Street, Suite 1770, Milwaukee, Wisconsin 53202-3197.

INVESCO Stock Funds, Inc. is advised by INVESCO Funds Group, Inc., 4350 Monaco Street, Denver, Colorado 80237.


Janus Worldwide Fund, Janus Fund and Janus Twenty Fund are advised by Janus Capital Management, LLC, 100 Fillmore Street, Denver, Colorado 80206.


RS Emerging Growth Fund is advised by RS Investment Management, L.P., 388 Market Street, Suite 200, San Francisco, California 94111.

The Franklin Small-Mid Cap Growth Fund is advised by Franklin Advisers, Inc., One Franklin Parkway, San Mateo, California 94403.

The MFS Strategic Growth Fund is advised by Massachusetts Financial Services Company, 500 Boylston Street, Boston, Massachusetts 02116.

PIMCO Funds: Pacific Investment Management Series are advised by Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, California 92660.

The Federated Equity Funds are advised by Federated Investment Management Company, Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222.

Oppenheimer Funds are advised by OppenheimerFunds, Inc., 498 Seventh Avenue, New York, New York 10018.

Legg Mason Equity Funds are advised by Legg Mason Fund Adviser, Inc., 100 Light Street, Baltimore, Maryland 21202.

Maxim Series Fund Sub-Advisers


Maxim Series Fund currently operates under a manager-of-managers structure under an order issued from the SEC, which permits MCM, without shareholder approval, to hire sub-advisors to manage the investment and reinvestment of the assets of a number of Maxim Series Fund, Inc. portfolios. These sub-advisers are subject to the review and supervision of MCM and the board of directors of Maxim Series Fund, Inc.


Ariel Capital Management, Inc. serves as the sub-adviser to the Maxim Ariel Mid-Cap Value Portfolio and the Maxim Ariel Small-Cap Value Portfolio. Ariel is located at 200 E. Randolph Drive, Chicago, Illinois 60601.


BNY Investment Advisors serves as the sub-adviser of the Maxim Stock Index, Maxim Index 600, Maxim Growth Index and Maxim Value Index Portfolios. BNY is located at One Wall Street, New York, New York 10286.


Founders Asset Management, LLC serves as the sub-adviser of the Maxim Founders Growth & Income Portfolio. Founders is located at 2930 East Third Avenue, Denver, CO 80206.

INVESCO Global Asset Management (N.A.), Inc. serves as the sub-adviser to the Maxim INVESCO ADR Portfolio. INVESCO Global Asset Management (N.A.), Inc. is located at 1360 Peachtree Street, Atlanta, Georgia 30309.

INVESCO Funds Group, Inc. serves as the sub-adviser of the Maxim INVESCO Small-Cap Growth Portfolio and the Maxim INVESCO Balanced Portfolio. INVESCO Funds Group, Inc. is located at 4350 S. Monaco Street, Denver, Colorado 80237.

Loomis, Sayles & Company, LP ("Loomis Sayles") serves as the sub-adviser to the Maxim Loomis Sayles Bond Portfolio and the Maxim Loomis Sayles Small-Cap Value Portfolio. Loomis Sayles is located at One Financial Center, Boston, Massachusetts 02111.


Templeton Investment Counsel, LLC serves as the sub-adviser of the Maxim Templeton International Equity Portfolio. Templeton is located at Broward Financial Centre, 500 East Broward Blvd, Suite 2100, Fort Lauderdale, Florida 33394.


T. Rowe Price Associates, Inc. serves as the sub-adviser to the Maxim T. Rowe Price Equity/Income Portfolio and the Maxim T. Rowe Price MidCap Growth Portfolio. T. Rowe Price is located at 100 East Pratt Street, Baltimore, Maryland 21202. It is a wholly owned subsidiary of the T. Rowe Price Group, Inc.

Reinvestment and Redemption

All dividend distributions and capital gains made by an Eligible Fund will be automatically reinvested in shares of that Eligible Fund on the date of distribution. We will redeem Eligible Fund shares to the extent necessary to make annuity or other payments under the Group Contracts.

Meeting Investment Objectives

Meeting investment objectives depends on various factors, including, but not limited to, how well the Eligible Fund managers anticipate changing economic and market conditions. There is no guarantee that any of these Eligible Funds will achieve their stated objectives.

Where to Find More Information About the
Eligible Funds

Additional information about the Eligible Funds can be found in the current prospectuses for the Eligible Funds, which can be obtained by calling Great-West at 800-701-8255, or by writing to Great-West at D790 - BenefitsCorp Marketing, P.O. Box 1700, Denver, Colorado 80201-9952. The Eligible Funds' prospectuses should be read carefully before you make a decision to invest in an Investment Division.

THE GROUP CONTRACTS

Group Contract Availability

The Group Contract is generally purchased by employers or certain associations or organizations to fund their retirement plans. We issue the Group Contract in connection with:
                o 401(a) Plans;
                o 401(k) Plans;
                o 403(b) Plans;
                o 457 (b) or (f) Plans
                o 415(m) Plans; and
                o NQDC Plans.

The Group Contract is generally owned by the employer, association or organization. For Group Contracts issued in connection with certain 403(b) Plans, the Group Policyholder has no right, title or interest in the amounts held under the Group Contract and the Participants make all elections under the Group Contract. For all other Plans, Participants have only those rights that are specified in the Plan.

Purchasing an Interest in the Group Contract

Eligible organizations may acquire a Group Contract by completing and sending to us the appropriate forms. Once we approve the forms, we issue a Group Contract to the Group Policyholder. If you are eligible to participate in the plan, you may purchase an interest in a Group Contract by completing an enrollment form and giving it to your employer or Group Policyholder, as applicable or a BCE representative. Your application will be forwarded to us for processing. Please consult with your employer or the Group Policyholder, as the case may be, for information concerning your eligibility to participate in the plan and the Group Contract.

Contributions

Your employer will send us contributions on your behalf. There is no minimum amount or number of Contributions. You can make Contributions at any time before your Annuity Commencement Date.

Participant Annuity Account

When we approve your application we will establish a Participant Annuity Account in your name to reflect all of your transactions under the Group Contract. You will receive a statement of your Participant Annuity Account Value no less frequently than annually. You may also review your Participant Annuity Account Value through KeyTalk(R) or via the Internet.

ACCUMULATION  PERIOD

Application and Initial Contribution

 o For 403(b) Plans (other than employer-sponsored plans):

If your application is complete, we will allocate your initial Contributions to the Investment Divisions according to the instructions in your application within two business days of receipt at our Administrative Offices. If your application is incomplete, we will immediately place your initial Contributions in the Maxim Money Market Investment Division while we try to complete the application. Upon completion of your application, the initial Contribution will be allocated to the Investment Divisions according to your instructions in the application. If your application remains incomplete after 105 days we will return your Contribution along with investment earnings (if any).

 o For all other plans:

If your application is complete we will allocate your initial Contributions to the Investment Divisions pursuant to instructions in your application, within two business days of receipt at our Administrative Offices. If your application is incomplete, we will contact you or the Group Policyholder to obtain the missing information. If your application remains incomplete for five business days, we will immediately return your Contributions. If we complete an application within five business days of our receipt of the incomplete application, we will allocate your initial Contribution within two business days of the application's completion in accordance with your allocation instructions. However, if your application is incomplete solely because you have not provided complete allocation instructions, we will consider the application to be complete if the Group Policyholder has directed us to allocate your initial Contribution to a specified Investment Division or Fixed Option as authorized by the specific retirement plan.

Free Look Period

Under certain Group Contracts issued in connection with a 403(b) Plan, you may have the ability to cancel your interest in the Group Contract for any reason by delivering or mailing a Request to cancel to our Administrative Offices or to an authorized agent of GWL&A within 10 days after GWL&A receives your completed application form (or longer where required by law). We must receive your cancellation Request in person or postmarked prior to the expiration of the free look period. Upon cancellation, we will refund the greater of (1) Contributions, less partial withdrawals; or, (2) your Participant Annuity Account Value.

Subsequent Contributions

We will allocate subsequent Contributions according to the allocation instructions you provided in the application. We will allocate Contributions on the Valuation Date we receive them.

You may change your allocation instructions at any time by Request. Such change will be effective the later of (1) the date you specify in your Request or (2) the Valuation Date on which we receive your request at our Administrative Offices. Once you change your allocation instructions, those instructions will be effective for all subsequent Contributions until changed.

Participant Annuity Account Value

Before the Annuity Commencement Date, your Participant Annuity Account Value is the total value of your Variable and Guaranteed Sub-Accounts.

Before the Annuity Commencement Date, the Variable Account Value is the total dollar amount of all Accumulation Units credited to you. When you allocate Contributions to an Investment Division we credit you with Accumulation Units. We determine the number of Accumulation Units credited to you by dividing your Contribution to an Investment Division by that Investment Division's Accumulation Unit value. We determine the Accumulation Unit value on each Valuation Date.

We calculate each Investment Division's Accumulation Unit value at the end of each Valuation Period by multiplying the value of that unit at the end of the prior Valuation Period by the Investment Division's Net Investment Factor for the Valuation Period. The formula used to calculate the Net Investment Factor is set forth in Appendix B. Your Variable Account Value reflects the value of the Accumulation Units credited to you in each Investment Division.

The value of an Investment Division's assets is determined at the end of each Valuation Date. On the day after Thanksgiving, you can only submit transaction Requests by KeyTalk(R) or through the Internet.

Your Variable Account Value will reflect the investment performance of the selected Investment Division(s) which in turn reflect the investment performance of the corresponding Eligible Funds, which we factor in by using the Net Investment Factor referred to above.

Making Transfers

Prior to your Annuity Commencement Date, you can Transfer your Participant Annuity Account Value among the Investment Divisions and the Fixed Options subject to the following limitations:

o You may Transfer all or a portion of your Participant Annuity Account Value held in any of the Investment Divisions and/or the Daily Interest Guaranteed Fixed Option at any time by Request.

o You may Transfer all or a portion of your Participant Annuity Account Value held in any of the Guaranteed Certificate Funds Fixed Options only at Certificate maturity by Request. (See your Group Contract for more information.)

o You may Transfer all or a portion of your Participant Annuity Account into the Guaranteed Fixed Fund (GFF) at any time. However, the percentage available for Transferring out of the GFF will range from 20% to 100% of the previous December 31 account balance. (See your Group Contract for more information.)

Your Request must specify:

o        the amounts being transferred,
o the Investment Division(s) or Fixed Options from which the Transfer is to be made, and
o the Investment Division(s) or Fixed Options that will receive the Transfer.

Currently, there is no limit on the number of Transfers you can make among the Investment Divisions each calendar year. However, we reserve the right to limit the number of Transfers you make. There is no charge for Transfers.

You may make Transfers by telephone or through the Internet. We will use reasonable procedures in monitoring and accepting telephonic and Internet Transfer Requests designed to ensure that those Requests are genuine such as requiring certain identifying information, tape recording telephone instructions, and providing written confirmation of a transaction. We will not be liable for losses resulting from telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to suspend telephone or Internet transaction privileges at any time, for some or all Group Contracts, and for any reason. Withdrawals are not permitted by telephone.

A Transfer will take effect on the later of the date designated in the Request or the Valuation Date that we receive the Transfer Request at our Administrative Offices. If we receive a Transfer Request within 30 days of the Annuity Commencement Date, we may delay the Annuity Commencement Date by not more than 30 days. Additional Transfer conditions apply to Transfers to or from the Fixed Options. Please see your Group Contract for more information.

We reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges at any time. Transfer restrictions may be necessary to protect investors from the negative effect large and/or numerous Transfers can have on portfolio management. Moving large amounts of money may also cause a substantial increase in Eligible Fund transaction costs which must be borne by you.

Although you are permitted to make transfers by telephone or through the Internet, we reserve the right to require that each Transfer Request be made by a separate communication to us. We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you. Transfer Requests by fax will not be accepted.


 Transfers among the Investment Divisions may also be subject to terms and conditions imposed by the Eligible Funds.


Automatic Custom Transfers

Dollar Cost Averaging

You may arrange for systematic Transfers from any Investment Division to any other Investment Division. These systematic Transfers may be used to Transfer values from the Maxim Money Market Investment Division to other Investment Divisions as part of a dollar cost averaging strategy. Dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market. It does, however, allow you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be more or less than if you invested all your money at one time.


You can set up automatic dollar cost averaging on the following frequency periods: monthly, quarterly, semi-annually or annually. Your Transfer will be initiated on the Valuation Date you select one frequency period following the date of the Request. For example, if we receive a Request for quarterly Transfers on January 9, your first Transfer will be made on April 9 (or the following business day, as applicable) and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Group Contract. There will be no additional cost for using dollar cost averaging.


If there are insufficient funds in the applicable Variable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Variable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payments from an annuity payment option.

Dollar cost averaging Transfers must meet the following conditions:

 o The minimum amount that can be Transferred out of an Investment Division is $100 per month.

 o You must: (1) specify the dollar amount to be Transferred, (2) designate the Investment Division(s) to which the Transfer will be made, and (3) designate the percent of the dollar amount to be allocated to each Investment Division into which you are transferring money. The Accumulation Unit values will be determined on the Transfer date.

Great-West reserves the right to modify, suspend or terminate dollar cost averaging at any time for any reason.

Rebalancer

Because the value of your Variable Sub-Accounts will fluctuate with the investment performance of the Investment Division, your asset allocation plan percentages may become out of balance over time. Rebalancer allows you to automatically reallocate your Variable Account Value to maintain your desired asset allocation. Participation in Rebalancer does not assure a greater profit, nor will it prevent or necessarily alleviate losses in a declining market.

You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual or annual basis. If you select to rebalance only once, the Transfer will take place on the Valuation Date specified in your Request.


If you select to rebalance on a quarterly, semi-annual or annual basis, the first Transfer will be initiated on the transaction date one frequency period following the date of the Request. For example, if we receive a Request for quarterly Transfers on January 9, your first Transfer will be made on April 9 (or the following business day, as applicable) and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Group Contract. There will be no additional cost for using Rebalancer.


On a Rebalancing Valuation Date your money will be automatically reallocated among the Investment Divisions based on your allocation instructions. You can change your allocation instructions at any time by Request. The Rebalancer option will terminate automatically when you start taking payments from an annuity payment option.

Rebalancer Transfers must meet the following conditions:

 o Your entire Variable Account Value must be included.

 o You must specify the percentage of your Variable Account Value you would like allocated to each Investment Division and the frequency of rebalancing. You may modify the allocations or stop the Rebalancer option at any time, by Request.

You may not participate in dollar cost averaging and Rebalancer at the same time.

Great-West reserves the right to modify, suspend, or terminate the Rebalancer option at any time and for any reason.

Loans

 o Loans are not available under 415(m), NQDC, non-governmental 457(b) or 457(f) Plans.

 o Under 401(a), 401(k), 403(b) or governmental 457(b) Plans, loans may be available under your Plan.

 o Consult your employer or Group Policyholder, as the case may be, for complete details.

Total and Partial Withdrawals

You may Request to make a total or partial withdrawal at any time before your Annuity Commencement Date.

 o The right to a total or partial withdrawal is subject to any limitations or restrictions contained in the underlying retirement plan.

 o When we receive a Request for a partial withdrawal 30 days prior to the Annuity Commencement Date, we may delay the Annuity Commencement Date by up to 30 days.

 o A Request for partial withdrawal must specify the Investment Division(s) or Fixed Option(s) from which the partial withdrawal is to be made.

The amount available for any withdrawal is your Participant Annuity Account Value as determined on the Valuation Date you Request the withdrawal to be made. We will process your withdrawal Request on the later of the date selected in the Request or the Valuation Date on which we receive the Request at our Administrative Offices.

Withdrawal proceeds attributable to the Investment Divisions will generally be paid by us within seven days of the Valuation Date on which we process your Request, though payment may be postponed for a period in excess of seven days as permitted by the Investment Company Act of 1940. You may apply the amount payable upon a total withdrawal to an Annuity Payment Option instead of receiving a lump-sum payment.

After a total withdrawal of your Participant Annuity Account Value or at any time such value is zero, all of your rights under the Group Contract will terminate.

Withdrawal Requests must be in writing. If your instructions are not clear, your Request will be denied and will not be processed.

There are additional conditions that apply to a partial or total withdrawal of your Guaranteed Account Value. Certain restrictions apply to partial or total withdrawals under a Group Contract. (See "Federal Tax Consequences.")

You may have to pay a Contingent Deferred Sales Charge upon a partial or total withdrawal. (See "Charges and Deductions"). In addition, there may be certain tax (See "Federal Tax Consequences.")

Cessation of Contributions

In the future, either GWL&A or the Group Policyholder may determine that no further Contributions will be made under the Group Contract. Should this occur, then GWL&A or the Group Policyholder, as applicable, shall provide the other party 60 days written notice that no future Contributions or Transfers will be made (this is referred to as a Date of Cessation). After cessation of Contributions, GWL&A shall continue to administer all Participant Annuity Accounts in accordance with the provisions of the Group Contract until the Group Contract is terminated.

In the event that a Date of Cessation is declared and the Group Contract is terminated, the Group Policyholder must, by Request, elect one of the following Cessation Options:

o   Cessation Option (1):

    GWL&A will maintain each Participant Annuity Account until it is applied to a payment option. A contingent deferred sales charge, if applicable, will apply to Transfers to Other Companies.

o   Cessation Option (2):

    GWL&A will pay, within seven (7) days of the Date of Cessation, the Variable Account Values of the Participant Annuity Accounts to either the Group Policyholder or a person designated in writing by the Group Policyholder as the successor provider of the Group Policyholder's plan. GWL&A will pay the sum of the Guaranteed Account Values of the Participant Annuity Accounts as of the Date of Cessation to either the Group Policyholder or a person designated in writing by the Group Policyholder as the successor provider of the Group Policyholder's plan, in 20 equal quarterly installments.

o   Cessation Option (3):

    In the event of an early termination under certain Group Contracts with a Guaranteed Fixed Fund option, GWL&A will pay the Variable Account Values in accordance with the procedure described in Cessation Option (2). GWL&A will pay the Guaranteed Fixed Fund Values within 30 days of the Date of Cessation in accordance with the terms of the Guaranteed Fixed Fund rider to the Group Contract.

If the Group Policyholder has not elected a cessation option within thirty (30) days of the Date of Cessation, Cessation Option (1) will be deemed to have been elected for Group Contracts without a Guaranteed Fixed Fund rider.

CESSATION OPTIONS (2) AND (3) MAY NOT BE AVAILABLE IN ALL GROUP CONTRACTS.

Death Benefit

Payment of Death Benefit

We will pay a death benefit to your beneficiary if you die before the Annuity Commencement Date.

         o If you die prior to age 70, the death benefit will be the greater of: (1) your Participant Annuity Account Value less any Premium Taxes, or (2) the sum of all Contributions paid less any withdrawals and any applicable Premium Tax.

         o If you die on or after your 70th birthday, the death benefit will be your Participant Annuity Account Value, less any Premium Taxes.

You designate the beneficiary to whom the death benefit will be paid.

Your beneficiary may elect to receive the death benefit:

o under any of the Annuity Payment Options,

o as a lump-sum payment, or

o as a partial lump-sum payment with the balance applied toward an Annuity Payment Option.

Your beneficiary must make this election within 60 days after we receive adequate proof of your death. If no election is made within the 60 day period, a lump-sum payment to your beneficiary will be made.

Your Participant Annuity Account Value, for purposes of determination of the death benefit, will be calculated at the end of the Valuation Period during which we receive both proof of death and an election by the person receiving payment at GWL&A's Administrative Offices. If no election is made, your Participant Annuity Account Value will be determined 60 days after the date on which proof of death is received.

Distribution of the Proceeds

o If the beneficiary Requests a lump-sum or partial lump-sum payment, the proceeds will be paid within seven (7) days of GWL&A's receipt of such election and adequate proof of death.

o If the beneficiary Requests any Annuity Payment Option, the annuity payment shall commence thirty (30) days after the receipt of both such election and adequate proof of death.

We will pay the death benefit in accordance with any applicable laws and regulations governing payment of death benefits, subject to postponement in certain circumstances as permitted by the Investment Company Act of 1940.

You may designate or change a beneficiary by sending us a Request. Each change of beneficiary revokes any previous designation. Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary:

         o if there is more than one primary surviving beneficiary, the Participant Annuity Account Value will be shared equally among them;

         o if any primary beneficiary dies before the Participant, that beneficiary's interest will pass to any other named surviving primary beneficiary or beneficiaries, to be shared equally;

         o if there is no surviving primary beneficiary, the Participant
           Annuity Account Value will pass to any surviving contingent beneficiary and, if more than one contingent beneficiary survives the Participant, it will be shared equally among them;

         o if no beneficiary survives the Participant, or if the designation of beneficiary was not adequately made, the Participant Annuity Account Value will pass to the Participant's estate.

CHARGES AND DEDUCTIONS

The charges and deductions we assess will vary by Group Contract. Please contact your employer or the Group Policyholder, as the The applicable case may be, or your BCE representative to percentage shall be determine the actual charges and deductions which are applicable to your Group Contract.

Contract Maintenance Charge

o We may deduct a Contract Maintenance Charge from your Participant Annuity Account of not more than $30 on the first Valuation Date of each calendar year.

o If your Participant Annuity Account is established after that date, the Contract Maintenance Charge will be deducted on the first day of the next quarter and will be pro-rated for the year remaining.

o  The deduction will be pro-rated between your Variable and Guaranteed
   Accounts.

o  No refund of this charge will be made.

o The Contract Maintenance Charge on Section 403(b) Plan Group Contracts will be waived for an initial period of no less than 12 months and up to 15 months, depending on the date you began participating under the Group Contract.

o This Charge is assessed to reimburse us for some of our administrative expenses relating to the establishment and maintenance of Participant Annuity Accounts.

Contingent Deferred Sales Charge

Withdrawals of all or a portion of your Participant Annuity Account Value, payments made under a periodic payment option that are not to be made for more than 36 months ("Certain Periodic Payments"), or Transfers to Other Companies may be subject to a Contingent Deferred Sales Charge ("CDSC"). The amount of the CDSC depends on the type of Plan, and the Group Contract, in which you participate. The CDSC is a percentage of the amounts you withdraw or Transfer to Other Companies.

Depending upon the Group Contract in which you participate, the CDSC will be based on one of the three levels described below. In addition, if your Group Contract was issued in exchange for a previously issued Great-West fixed annuity contract and you were a participant under that contract, we will assess an additional CDSC on amounts withdrawn or Transferred to Other Companies as described below.

While the CDSC under any level will be a percentage of the amount withdrawn or Transferred to Other Companies, in no event will the amount of a CDSC exceed 8.5% of the Contributions made to your Participant Annuity Account. For the CDSC that applies under your Group Contract, please contact your employer or the Group Policyholder, as the case may be, or your BCE representative.

Level 1: 6% Capped CDSC

The CDSC for Level 1 Group Contracts will be an amount equal to 6% of:

       o the amount of the total or partial withdrawal
       o the  amount  Transferred  to Other Companies; or
       o the  amount  of  Certain  Periodic Payments

The maximum contingent deferred sales charges you pay will not exceed 6% of all Contributions made within 72 months of the total or partial withdrawals, Transfer to Other Companies or Certain Periodic Payments.

Level 2: 5% Level Charge for 5 Years

The CDSC for Level 2 Group Contracts will be an amount equal to 5% of the total or partial withdrawal, amounts Transferred to Other Companies or amount of Certain Periodic Payments, if such distribution occurs during the first five years of your participation in the Group Contract. If the distribution occurs in the your sixth year of participation or later, you will incur no contingent deferred sales charge.

Level 3: 5% Decreasing Charge

The CDSC for Level 3 Group Contracts will be an amount equal to the percentage of the amount withdrawn, Transferred to Other Companies or amount of Certain Periodic Payments based on the table below: Years of participation in this Group Contract

---------------------------
0-4 years                   5%
---------------------------
5-9 years                   4%
---------------------------
10-14 years                 3%
15 or more years            0%

Level 4:  6% Contract Termination Decreasing Charge

The contingent deferred sales charge for Level 4 Group Contracts will be an amount equal to the percentage of the amount withdrawn or Transferred to Other Companies at the termination of the Group Contract, based on the table below:

Years since Issuance          The applicable percentage
of the Group Contract                      shall be
---------------------         --------------------------------
0-1 Year                            6%
2 Years                             5%
3 Years                             4%
4 Years                             3%
5 Years                             2%
6 Years                             1%
7 Years                             1%
More than 7 Years                   0%

There is no Contingent Deferred Sales Charge Free Amount for Level 4 Group Contracts.

Level 5:  No Contingent Deferred Sales Charges

Under Level 5 Group Contracts we do not assess any contingent deferred sales charge.

Additional Contingent Deferred Sales Charges:

If the Group Contract was issued in exchange for a previously issued Great-West fixed annuity contract, the charges applicable to your Group Contract (as described in Levels 1-5 above) will apply in addition to the following charges:

o an amount equal to a percentage of the amount of the total or partial withdrawal, Transferred to Other Companies, or the amount of Certain Periodic Payments, based on the number of years of participation in both the exchanged annuity contract and the Group Contract as illustrated below:


Number of Years of Participation     Applicable Percentage
in Both the Exchanged Annuity
Contract and this Group Contract
------------------------------------------------------------
Less than 5 Years                             6%
More than 5Years but less than                5%
10 Years
More than 10 Years                            4%

The additional CDSC applies only to amounts attributable to your fixed annuity contract on the date you exchanged that contract for an interest in the Group Contract (the "Exchanged Amount"). Thus the additional CDSC does not apply to Contributions made under the Group Contract (other than the Exchanged Amount), earnings on those Contributions or earnings on the Exchanged Amount. To determine whether this charge applies, we first consider amounts you withdraw to be withdrawn from Contributions (other than the Exchanged Amount), earnings on those Contributions and earnings on the Exchanged Amount. The charge will not be assessed unless and until the foregoing have been depleted.

The CDSC applicable to Participant Annuity Account Values derived from a previously exchanged Great-West annuity contract do not ever decrease below 4%.

Contingent Deferred Sales Charge Free Amount

You may be eligible for a CDSC "Free Amount."

o The CDSC "Free Amount" is an amount against which the CDSC will not be assessed.

o The "Free Amount" shall not exceed 10% of the Participant Annuity Account Value at December 31 of the previous calendar year and will be applied on the first distribution, payment or Transfer to Another Company made in that year.

All additional distributions, payments or Transfers to Another Company during that calendar year will be subject to a Contingent Deferred Sales Charge without application of any "Free Amount."

General Provisions Applicable to the CDSC

The CDSC is deducted from your payment. Thus, for example (assuming a 6% CDSC):

     If you Request a withdrawal of $100, (and assuming that the entire withdrawal is subject to a 6% CDSC) you would receive a payment of $94.

The CDSC will not exceed 8.5% of Contributions made by the Participant under the Group Contract.

The CDSC is paid to GWL&A to cover expenses relating to the sale and distribution of the Group Contracts, including commissions, the cost of preparing sales literature, and other promotional activities. In certain circumstances, sales expenses associated with the sale and distribution of a Group Contract may be reduced or eliminated and, in such event, the CDSC applicable to that Group Contract may likewise be reduced. Whether such a reduction is available will be determined by GWL&A based upon consideration of the following factors:

o        size of the prospective group,
o        projected annual Contributions for all Participants in the group,
o        frequency of projected withdrawals,
o        type and frequency of administrative and sales services provided,
o level of contract maintenance charge, administrative charge and mortality and expense risk charge,
o        type and level of communication services provided, and
o        number and type of plans.

We will notify a prospective purchaser of its eligibility for a reduction of the CDSC prior to the acceptance of an application for coverage.

It is possible that the CDSC will not be sufficient to enable GWL&A to recover all of its distribution expenses. In such case, the loss will be borne by GWL&A out of its general account assets.

Mortality and Expense Risk Deductions

We deduct a mortality and expense risk charge to compensate us for bearing certain mortality and expense risks under the Group Contracts. The level of this charge is guaranteed and will not increase above 1.25%. However, the amount charged and the methodology we use to calculate that amount may vary by Contract.

Depending on the terms of your Group Contract, we may assess this charge as:

     1) a daily deduction from the assets of each Investment Division (the "Daily M&E Deduction"); or
     2) a periodic deduction from your Participant Annuity Account Value (the "Periodic M&E Deduction")

You will never pay both a Daily M&E Deduction and a Periodic M&E Deduction. Please consult with your employer or Group Policyholder, as the case may be, or your BCE representative for more information on how we calculate the mortality and expense risk charge under your Group Contract.

The Daily M&E Deduction

The Daily M&E Deduction is a charge we deduct from each Investment Division's Accumulation Unit Value on each Valuation Date in accordance with the Net Investment Factor formula described in Appendix B. The amount of the Daily M&E Deduction that you will pay depends on the terms of your Group Contract. It will be assessed at a rate between 0% and 1.25%. Currently there are six annual rates as set forth in Appendix B. Additional rates may be created in the future. Only one rate will apply to your Group Contract.

We determine the daily rate of this mortality and expense risk charge by dividing the applicable annual rate under your Group Contract by 365. You will continue to pay the Daily M&E Deduction after the Annuity Commencement Date if you have selected a variable annuity payment option.

Periodic M&E Deduction

Unlike the Daily M&E Deduction, which is deducted from each Investment Division's Accumulation Unit Value on each Valuation Date, the Periodic M&E Deduction is assessed during the accumulation period as a percentage of your Participant Annuity Account Value as of the end of the period for which we are making the deduction. Therefore, the Periodic M&E Deduction is assessed against both your Guaranteed Account and Variable Account Values whereas the Daily M&E Deduction is assessed only against your Variable Sub-Account Value.

Depending on the terms of your Group Contract, we may assess this charge monthly, quarterly, semi-annually or annually. The level of this charge varies by Group Contract. It will be assessed at an annual rate ranging from 0% to 1.00% of Participant Annuity Account Value depending on your Group Contract.

For example, if the annual rate of the Periodic M&E Deduction under your Group Contract is 1.00% and the terms of your Group Contract require us to deduct the charge quarterly, we will deduct, at the end of each quarter, 0.25% of your Participant Annuity Account Value.

The Periodic M&E Deduction will appear on your Participant statements as a dollar amount charged against your Participant Annuity Account Value. We will deduct this charge on a pro rata basis from the value of your Variable and Guaranteed Sub-Accounts. However, we reserve the right to deduct this charge from your Variable Account Value only.

After the Annuity Commencement Date, however, all Contracts are assessed the mortality and expense risk charge at an equivalent daily rate. (See the discussion on the Daily M&E Deduction above.)

You should know that the two methods of deducting the mortality and expense risk charge may give rise to different investment results even where the charge is assessed at identical rates.


Participant Annuity Account Values and annuity payments are not affected by changes in actual mortality experience incurred by us. The mortality risks assumed by us arise from our contractual obligations to make annuity payments determined in accordance with the Group Contract. This means that you can be sure that neither the person receiving payment's longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payments under the Group Contract.


We bear substantial risk in connection with the death benefit before the Annuity Commencement Date, since we bear the risk of unfavorable experience in your Variable Sub-Accounts, see "Death Benefit" for additional information.

The expense risk assumed is the risk that our actual expenses in administering the Group Contracts and the Series Account will be greater than anticipated.

In certain circumstances, the risk of adverse mortality and expense experience associated with a Group Contract may be reduced. In such event, the mortality and expense risk charge applicable to that Group Contract may likewise be reduced. Whether such a reduction is available will be determined by GWL&A based upon consideration of the following factors:

     o size of the prospective group,
     o projected annual Contributions for all Participants in the group,
     o frequency of projected distributions,
     o type and frequency of administrative and sales services provided, and
     o level of contract maintenance charge, administrative charge and CDSC.

GWL&A will notify a prospective purchaser of its eligibility for a reduction of the mortality and expense risk charge prior to the acceptance of an application for coverage.

If the Mortality and Expense Risk Charge is insufficient to cover actual costs and risks assumed, the loss will fall on us. If this charge is more than sufficient, any excess will be profit to us. Currently, we expect a profit from this charge.

Premium Tax Deductions

GWL&A presently intends to pay any Premium Tax levied by any governmental entity as a result of the existence of the Participant Annuity Account or the Series Account. GWL&A reserves the right to deduct the Premium Tax from Participant Annuity Account Values instead of GWL&A making the Premium Tax payments. Notice will be given to all Participants prior to the imposition of any such deductions from the Participant Annuity Account Values. The applicable Premium Tax rates that states and other governmental entities impose currently range from 0% to 3.5% and are subject to change by the respective state legislatures, by administrative interpretations or by judicial act. Such Premium Taxes will depend, among other things, on the state of residence of a Participant and the insurance tax laws and status of GWL&A in these states when the Premium Taxes are incurred.

Expenses of the Eligible Funds

The net asset value of the Eligible Funds reflect the deduction of the Eligible Funds' fees and deductions. You bear these costs indirectly when you allocate to an Investment Division.

PERIODIC PAYMENT OPTIONS

You may Request that all or part of your Participant Annuity Account Value be applied to a periodic payment option. The amount applied to a periodic payment option is your Participant Annuity Account Value, less Premium Tax, if any.

o A periodic payment option may not be used to effect Transfers under Revenue Ruling 90-24 for 403(b) Plan Participants.
o All outstanding loan balances must be paid in full or treated as a distribution before you are eligible for a periodic payment option.

In Requesting periodic payments, you must elect:

o        The payment frequency of either 12-, 6-, 3- or 1-month intervals
o        A payment amount--a minimum of $50 is required
o        The calendar day of the month on which payments will be made
o        One payment option
o To allocate your payments from your Variable and/or Guaranteed Sub-Account(s) as follows:
        o prorate the amount to be paid across all Variable and Guaranteed Sub-Accounts in proportion to the assets in each sub-account, or
        o select the Variable and/or Guaranteed Sub-Account(s) from which payments will be made.

Once the Variable and/or Guaranteed Sub-Accounts have been depleted, we will automatically prorate the remaining payments against all remaining available Variable and/or Guaranteed Sub-Accounts unless you Request the selection of another Variable and/or Guaranteed Sub-Account.

You may change the withdrawal option and/or the frequency once each calendar year unless you are a participant in a non-governmental 457(b), 457(f), 415(m) or NQDC plan in which case you may not elect to change the withdrawal option and/or the frequency of payments.

While periodic withdrawals are being received:

o You may continue to exercise all contractual rights that are available prior to electing an annuity payment option, except that no Contributions may be made.
o You may keep the same investment options as were in force before periodic payments began.
o Charges and fees under the Group Contract, if applicable, continue to apply, except as noted below:
         o we will not deduct a Contingent Deferred Sales Charge to periodic payments lasting a minimum of 36 months.
         o we will deduct a Contingent Deferred Sales Charge and/or a loss of interest charge on amounts partially withdrawn from a Guaranteed Sub-Account.

Periodic payments will cease on the earlier of the date:

o the amount elected to be paid under the option selected has been reduced to zero.
o       the Participant Annuity Account Value is zero.
o You Request thatwithdrawals stop (non-governmental 457(b), 457(f), 415(m) or NQDC Plan Participants may not elect to cease withdrawals).
o       You die.

If you choose to receive payments from the Group Contract through periodic payments, you may select from the following payment options.

Option 1--Income for a specified period (at least 36 months)

You elect the length of time over which payments will be made. The amount paid will vary based on the duration you choose.

Option 2--Income of a specified amount (at least 36 months)

You elect the dollar amount of the payments. Based on the amount elected, the duration may vary.

Option 3 - Interest Only

Your payments will be based on the amount of interest credited to your Guaranteed Sub-Account(s) between each period. This payment option is only available if 100% of your Participant Annuity Account is invested in the Guaranteed Sub-Account and you are less than 70 1/2 years of age. This option is not available to non-governmental 457(b), 457(f), 415(m) and NQDC Plan Participants.

Option 4 - Minimum Distribution.

Minimum distributions are not available for 457(f) and NQDC Plan Participants. For all other plans, you may Request to receive your minimum distribution from the Group Contract as specified under Code Section 401(a)(9).

If you die while receiving periodic payments, your beneficiary must elect a payment option which complies with the distribution requirements of Code Section 401(a)(9).

If periodic payments stop, you may resume making Contributions. However, the selection of another periodic payment may not commence again for at least 36 months. We may limit the number of times you may restart a periodic payment program.

Periodic payments made for any purpose may be taxable, subject to withholding and the 10% penalty tax. Retirement plans are subject to complex rules with respect to restrictions on and taxation of distributions, including penalty taxes. A competent tax adviser should be consulted before a periodic payment option is Requested.

ANNUITY PAYMENT OPTIONS

An Annuity Commencement Date and the form of annuity payments may be elected at any time during the Accumulation Period.

Under 403(b), 401(a), 401(k) and 457(b) Plans, the Annuity Commencement Date elected generally must, to avoid the imposition of an excise tax, not be later than:

     o April 1 of the calendar year following the later of either
     o the calendar year in which the Participant attains age 70 1/2; or
     o the calendar year in which the Participant retires.

Under all of the above-noted retirement programs, it is your responsibility to file the necessary Request with GWL&A.

Under 457(f), 415(m) and NQDC Plans, there is no required Annuity Commencement Date.

The Annuity Commencement Date may be postponed or accelerated, or the election of any of the Annuity Options changed, upon Request received by GWL&A at its Administrative Offices up to 30 days prior to the existing Annuity Commencement Date. If any Annuity Commencement Date elected would be less than 30 days from the date that the Request is received, GWL&A may delay the date elected by not more than 30 days.

You can choose from the Annuity Payment Options described below, as well as any other Annuity Payment Options which GWL&A may choose to make available in the future. Except as otherwise noted, the Annuity Payment Options are payable on a variable, fixed or combination basis. More than one Annuity Option may be elected. If no Annuity Option is elected, the Group Contracts automatically provide for variable life annuity (with respect to the variable portion of your Participant Annuity Account) and/or a fixed life annuity (with respect to the Guaranteed portion of your Participant Annuity Account) with 120 monthly payments guaranteed.

The level of annuity payments under the following options is based upon the option selected and, depending on the option chosen, such factors as the age at which payments begin and the frequency and duration of payments.

Option No. 1: Life Annuity

This option provides an annuity payable monthly during the lifetime of the payee. It would be possible under this option for the Annuitant to receive no annuity payment if he/she died prior to the date of the first annuity payment, one annuity payment if the Annuitant died before the second annuity payment, etc.

Option No. 2: Life Annuity with Payments Guaranteed for Designated Periods

This option provides an annuity payable monthly throughout the lifetime of the payee with the guarantee that if, at the death of the payee, payments have been made for less than the designated period, the beneficiary will receive payments for the remainder of the period. The designated period may be 5, 10, 15, or 20 years. The period generally referred to as "Installment Refund" is available only on a fixed-dollar payment basis.

Option No. 3: Joint and One-Half Survivor

This option provides an annuity payable during the joint lifetime of the payee and a designated second person, and thereafter during the remaining lifetime of the survivor. After the death of the payee, and while only the designated second person is alive, the amount payable will be one-half the amount paid while both were living. It would be possible under this option for the payee and the beneficiary to receive no annuity payment if both persons died prior to the date of the first annuity payment, one annuity payment if both persons died before the second annuity payment, etc.

Option No. 4: Income of Specified Amount (available only as fixed-dollar payments)

Under this option, the amount of the periodic benefit is selected. This amount will be paid to the payee in equal annual, semiannual, quarterly, or monthly installments as elected; provided that the annuity payment period is not less than 36 months.

Option No. 5: Income for Specified Period (available only as fixed-dollar payments)

Under this Option, the duration of the periodic benefit is selected (which may not be less than 36 months), and a resulting annuity payment amount will be paid to the payee in equal annual, semiannual, quarterly, or monthly installments, as elected.

Option No. 6: Systematic Withdrawal Payment Option (available only as fixed-dollar payments)

Under this payment option, the amount, timing and method of payment will be as elected by the payee and agreed to by GWL&A. Payments may be elected on a monthly, quarterly, semi-annual or annual basis. The minimum amount initially applied to this option must be $20,000. There are charges and restrictions which apply. (See the "Systematic Withdrawal Payment Option Rider" to the Group Contract for more information).

Variable Annuity Payments

Variable annuity payments will be determined on the basis of: (i) the Variable Account Value prior to the Annuity Commencement Date; (ii) the annuity tables contained in the Group Contracts which reflect the age of the Participant; (iii) the type of annuity option(s) selected; and (iv) the investment performance of the underlying Eligible Fund. The Participant receives the value of a fixed number of Annuity Units each month.

Annuity Units

We determine the number of Annuity Units to be credited by dividing the amount of the first monthly payment by its Accumulation Unit value as of the fifth Valuation Period prior to the Annuity Commencement Date in each Variable Sub-Account selected. Although the number of Annuity Units is fixed by this process, the value of such units will vary with the value of the underlying Eligible Fund.

Amount of First Variable Payment

The first payment under a variable annuity payment option will be based on the value of the amounts held in each Variable Sub-Account on the fifth Valuation Date preceding the Annuity Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payment option. The rate applied reflects an assumed investment return ("AIR") of 5%.

For annuity options involving life income, the actual age and/or sex of the annuitant will affect the amount of each payment. We reserve the right to ask for satisfactory proof of the annuitant's age. We may delay annuity payments until satisfactory proof is received. Since payments to older annuitants are expected to be fewer in number, the amount of each annuity payment under a selected annuity form will be greater for older annuitants than for younger annuitants.

Amount of Variable Payment after the First Payment

Payments after the first will vary depending upon the investment experience of the Investment Divisions. Your payments will increase in amount over time if the Investment Division(s) you select earn more than the 5% AIR. Likewise, your payments will decrease in amount over time if the Investment Division(s) you select earn less than the 5% AIR. The subsequent amount paid from each sub-account is determined by multiplying (a) by (b) where (a) is the number of sub-account Annuity Units to be paid and (b) is the sub-account Annuity Unit value on the fifth Valuation Date preceding the date the annuity payment is due. The total amount of each variable annuity payment will be the sum of the variable annuity payments for each Variable Sub-Account. We guarantee that the dollar amount of each payment after the first will not be affected by variations in expenses or mortality experience.

Fixed Annuity Payments

The guaranteed level of Fixed Annuity payments will be determined on the basis of: (i) the Guaranteed Account Value prior to the Annuity Commencement Date;
(ii) the annuity tables contained in the Group Contracts which reflect the age of the Participant; and (iii) the type of annuity option(s) elected. The payment amount may be greater, however, if GWL&A is using a more favorable table as of a Participant's Annuity Commencement Date.

Combination Variable and Fixed Annuity Payments

If an election is made to receive annuity payments on a combination variable and fixed basis, the Variable Account Value of a Participant Annuity Account will be applied to the variable annuity option elected and the Guaranteed Account Value to the Fixed Annuity option.

Transfer to Effect Annuity Option Elected

If you wish to apply all or part of the Guaranteed Account Value of your Participant Annuity Account to a variable annuity option, or all or a part of the Variable Account Value to a Fixed Annuity option, a Request to Transfer must be received at GWL&A's Administrative Office prior to your Annuity Commencement Date. This also applies to a beneficiary or payee who elects to receive a death benefit under any of the annuity options, and the Request to Transfer can be submitted by the beneficiary or payee after the death of the Participant.

Transfer After the Annuity Commencement Date

Once annuity payments have begun, no Transfers may be made from a Fixed Annuity payment option to a variable annuity payment option, or vice versa. However, for variable annuity payment options, Transfers may be made among Investment Divisions. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Variable Sub-Account to which the Transfer is made. The result will be that the next annuity payment, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payments will reflect changes in the value of the new Annuity Units.

Proof of Age and Survival

GWL&A may require proof of age or survival of any payee upon whose age or survival payments depend. If the age of the Participant, or beneficiary, as applicable has been misstated, the payments established will be made on the basis of the correct age. If payments were too large because of misstatement, the difference with interest may be deducted by us from the next payment or payments. If payments were too small, the difference with interest may be added by us to the next payment. This interest is at an annual effective rate which will not be less than the interest rate guaranteed by the Group Contract.

Frequency and Amount of Annuity Payments

Variable annuity payments will be paid as monthly installments; Fixed Annuity payments will be paid annually, semiannually, quarterly or monthly, as Requested. However, if any payment to be made under any annuity option will be less than $50, GWL&A may make the payments in the most frequent interval which produces a payment of at least $50. If the net amount available to apply under any Annuity Option is less than $2,000, GWL&A may pay it in one lump sum. The maximum amount that may be applied under any Annuity Option without the prior written consent of GWL&A is $1,000,000.

Other Restrictions

Once payments start under the annuity form you select:

     o no changes can be made in the annuity form,

     o no additional Contributions will be accepted under the Group Contract and

     o no further withdrawals, other than withdrawals made to provide annuity benefits, will be allowed.

FEDERAL TAX CONSEQUENCES

Introduction

The following discussion is a general description of federal income tax considerations relating to the Group Contracts and is not intended as tax advice. This discussion assumes that the Group Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Group Contract. If you're concerned about these tax implications you should consult a competent tax adviser before initiating any transaction.

This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The Group Contracts are designed for use by groups under retirement programs which may qualify for special tax treatment under 401(a), 401(k), 403(b), 457(b), 457(f) or 415(m) of the Code or a NQDC Plan.

Taxation of Annuities in General

Section 72 of the Code governs the taxation of non-qualified annuities in general and distributions from qualified plans. A Participant is not generally taxed on increases (if any) in the value of a Participant Annuity Account until a distribution occurs by withdrawing all or part of the Participant Annuity Account Value (for example, withdrawals or annuity payments under the annuity payment option elected). The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income.

Currently, none of the amounts contributed to a 457(b) or 457(f), 415(m) or NQDC Plan constitute cost basis in the Group Contract. Thus, all amounts distributed to Participants from a 457(b) or 457(f), 415(m) or NQDC Plan are taxable at ordinary income rates. No special averaging rules apply to distributions from 457(b), 457(f), 415(m) or NQDC Plans.

If a Group Contract will be held by a taxable employer (e.g., a sole proprietorship, partnership or corporation), the investment gain on the Group Contract is included in the entity's income each year. This rule does not apply where the Group Contract is held under a 401(a), 401(k), or 403(b) Plan. If the employer maintaining a 457(b) or 457(f) or 415(m) Plan is either a state or local government or a tax-exempt organization, the employer may not be subject to tax on the gain in the Group Contract. If this Group Contract is intended to be held by a taxable employer that entity may wish to discuss these matters with a competent tax adviser.

401(a) Plans

Section 401(a) of the Code provides special tax treatment for pension, profit-sharing and stock bonus plans established by employers or employee organizations for their employees. All types of employers, including for-profit organizations, tax-exempt organizations and state and local governments, are allowed to establish and maintain 401(a) Plans. Employer Contributions and any earnings thereon are currently excluded from the Participant's gross income. Generally, the total amount of employer and employee Contributions which can be contributed to all of an employer's defined contribution qualified plans is limited to the lesser of $40,000 or 100% of a Participant's compensation as defined in Section 415 of the Code as indexed from time to time. Distributions from the plan are subject to the restrictions contained in the plan document and the Code. Participants should consult with their employer or employee organization as to the limitations and restrictions applicable to their plan.

401(k) Plans


Section 401(k) of the Code allows non-governmental employers or employee organizations, rural cooperatives, Indian tribal governments and rural irrigation and water conservation entities to offer a cash or deferred arrangement to employees under a profit-sharing or stock bonus plan. Generally, state and local governments are not permitted to establish 401(k) Plans. However, under a grandfather rule, certain plans adopted before certain dates in 1986 may continue to be offered by governmental entities. Pre-tax salary reduction Contributions and any income thereon are currently excluded from the Participant's gross income. Generally, the maximum elective deferral amount that an individual may defer on a pre-tax basis to one or more 401(k) Plans is limited to an applicable dollar amount, as indexed from time to time. Elective deferrals to a 401(k) Plan must also be aggregated with elective deferrals made by a Participant to a 403(b) Plan, to a simplified employee pension or to a SIMPLE retirement account. For 2003, the total amount of elective deferrals that can be contributed to all such plans is $12,000. This amount increases by $1,000 each year through 2006 so that beginning in 2006 and thereafter, the applicable dollar limit is $15,000. Beginning in 2007, the $15,000 limit will be adjusted for cost-of-living increases in $500 increments.


The contribution limits in Section 415 of the Code also apply. The amount a highly compensated employee may contribute may be further reduced to enable the plan to meet the discrimination testing requirements. Amounts contributed to a 401(k) Plan are subject to FICA and FUTA tax when contributed.

If allowed by the plan, all employees who are eligible to make elective deferrals under the plan and who have attained age 50 before the close of the plan year shall be eligible to make catch-up contributions in accordance with, and subject to the limitations of section 414(v) of the Code.

Pre-tax amounts deferred into the plan within the applicable limits, and the net investment gain, if any, reflected in the Participant Annuity Account Value are included in a Participant's gross income only for the taxable year when such amounts are paid to the Participant under the terms of the plan. Elective deferrals and earnings thereon may not be distributed prior to age 59 1/2, unless the Participant dies, becomes disabled, severs employment or suffers a genuine financial hardship meeting the requirements of the Code. Restrictions apply to the amount that may be distributed for financial hardship. Participants should consult with their employer as to the availability of benefits under the employer's plan.

Amounts contributed in excess of the above described limits, and the earnings thereon, must be distributed from the plan and included in the Participant's gross income in accordance with IRS rules and regulations. Excess amounts that are not properly corrected can have severe adverse consequences to the plan and may result in additional taxes to the Participant.

403(b) Plans

Tax-exempt organizations described in Section 501(c)(3) of the Code and public educational organizations are permitted to purchase 403(b) Plans for employees. Amounts contributed toward the purchase of such annuities are excluded from the gross income of the Participant in the year contributed to the extent that the Contributions do not exceed


        o  the contribution limit in Section 415 of the Code; and


        o  the elective deferral limit in Section 402(g) of the  Code.


Elective deferrals to a 403(b) Plan must also be aggregated with elective deferrals made by the Participant to a 401(k) Plan, a simplified employee pension or a SIMPLE retirement account. For 2003, the total amount of elective deferrals that can be contributed to all such plans is $12,000. Amounts contributed to a 403(b) Plan are subject to FICA and FUTA tax when contributed.


The net investment gain, if any, reflected in a Participant Annuity Account Value is not taxable until received by the Participant or his beneficiary.

If allowed by the plan, all employees who are eligible to make elective deferrals under the plan and who have attained age 50 before the close of the plan year shall be eligible to make catch-up contributions in accordance with, and subject to the limitations of, section 414(v) of the Code.

Amounts contributed in excess of the above described limits, and the earnings thereon, must be distributed from the plan and included in the Participant's gross income in accordance with IRS rules and regulations. Excess amounts that are not properly corrected can have severe adverse consequences to the plan and may result in additional taxes to the Participant.

Distribution Restrictions apply:

Pre-1989 salary reduction Contributions to a 403(b) Plan may be distributed to an employee at any time, subject to a 10% penalty on withdrawals prior to age 59 1/2, unless an exception applies under Section 72(t) of the Code.

Post-1988 Salary Reduction Contributions and earnings, and the earnings on the December 31, 1988 account balance as well as all amounts transferred from a 403(b)(7) custodial account, may not be distributed prior to age 59 1/2, unless the Participant:

        o  dies,
        o  becomes disabled,
        o  severs employment; or

        o suffers a genuine financial hardship meeting the requirements of the Code. Earnings attributable to post-1988 salary reduction contributions in the case of hardship may not be distributed. Other restrictions apply to the amount that may be distributed for financial hardship.


If allowed by the plan, the Participant may make an in-service transfer of an amount to a defined benefit governmental plan for purchase of permissible service credits.

457(b) Plans

Section 457(b) of the Code allows state and local governmental employers and certain tax-exempt organizations to establish and maintain an eligible deferred compensation plan for its employees and independent contractors.


Federal income tax is deferred on Contributions to a 457(b) Plan and the earnings thereon to the extent that the aggregate amount contributed per year for a Participant does not exceed the lesser of the applicable dollar amount (as adjusted for cost-of-living increases) or 100% of a Participant's includable compensation. For 2003, the maximum amount that may be contributed is $12,000. Amounts contributed in excess of the above described limits, and the earnings thereon, must be distributed from the plan and included in the Participant's gross income. Excess amounts that are not properly corrected can have severe adverse consequences to the plan and may result in additional taxes to the Participant.

Contributions and earnings may not be distributed prior to the calendar year in which the Participant severs employment with the Employer, attains age 70 1/2 or incurs an approved unforeseeable emergency. A Participant may transfer an amount to a defined benefit governmental plan for the purchase of permissible service credits. Restrictions apply to the amount that may be distributed for an unforeseeable emergency.


For governmental 457(b) plans only, and if the plan document so allows, all employees who are eligible to make elective deferrals under the plan and who have attained age 50 before the close of the plan year shall be eligible to make catch-up contributions in accordance with, and subject to the limitations of, section 414(v) of the Code.

457(f) Plans


Section 457(f) of the Code allows state and local governmental employers and non-governmental tax-exempt employers to establish and maintain an ineligible deferred compensation plan.


A Participant in a 457(f) Plan is not subject to federal income tax on Contributions to the nonqualified plan and the earnings thereon until the tax year in which the Contributions and earnings are no longer subject to a substantial risk of forfeiture as provided in the underlying plan document.

There are no tax restrictions on distributions from a 457(f) Plan. However, distributions from a 457(f) Plan are subject to the provisions of the underlying plan.

415(m) Plans

Section 415(m) of the Code allows state and local governmental employers to establish and maintain an excess benefit plan for employees whose benefits are limited by the qualified plan contribution and benefit limits under Section 415 of the Code.


A Participant in a 415(m) Plan is not subject to federal income tax on Contributions to the excess benefit plan and the earnings thereon until the tax year in which the Contributions are no longer subject to substantial limitations or restrictions.


There are no tax restrictions on distributions from a 415(m) Plan. However, distributions from a 415(m) Plan are subject to the provisions of the underlying plan.

NQDC Plans

Any employer other than a governmental or tax-exempt employer may establish and maintain a NQDC Plan for a select group of management or highly compensated employees under a NQDC Plan.


A Participant in a NQDC Plan is not subject to federal income tax on Contributions to the NQDC Plan and earnings thereon until the tax year in which the Contributions are no longer subject to substantial limitations or restrictions.


There are no tax restrictions on distributions from a NQDC Plan. However, distributions from the NQDC Plan are subject to the provisions of the underlying plan.

An employer may not take a deduction for a Contribution to a NQDC Plan until the year in which the Contribution is included in the gross income of the employee.

Portability

When a Participant is eligible to take a distribution from a 401(a), 401(k), 403(b) or governmental 457(b) Plan, eligible rollover distributions may be rolled over to any eligible retirement plan as provided in the Code. Amounts properly rolled over will not be included in gross income until a subsequent distribution is made. However, an eligible rollover distribution that is not directly rolled over is subject to mandatory income tax withholding at a 20% rate. See the discussion under Federal Income Tax Withholding later in this Prospectus.

For 403(b) Plans only, Revenue Ruling 90-24 allows Participants to transfer funds from one 403(b) annuity or custodial account to another 403(b) annuity contract or custodial account with the same or more stringent restrictions without incurring current taxation. If the 403(b) Plan is employer-sponsored, transfers under Revenue Ruling 90-24 may be restricted to 403(b) providers approved by the plan sponsor.

Amounts distributed from a NQDC Plan, a non-governmental 457(b) Plan, a 457 (f) Plan or a 415(m) Plan cannot be rolled over to an eligible retirement plan.

Required Beginning Date/Required Minimum Distributions

Distributions from a 401(a), 401(k), 403(b) and 457(b) Plan must begin no later than April 1 of the calendar year following the later of:

     o  the calendar year in which the Participant attains age 70 1/2; or
     o  the calendar year in which the Participant retires,

called the Required Beginning Date.

All amounts in a 401(a), 401(k), 403(b) and 457(b) Plan must be distributed in compliance with the minimum distribution requirements of Code section 401(a)(9) and the regulations promulgated thereunder. Generally, the minimum distribution amount is determined by using the account balance at the end of the prior calendar year, the Participant's age in the current year, and the applicable Table as set forth in the Federal Treasury regulations. Participants whose sole beneficiary is their surviving spouse who is more than 10 years younger may elect a joint and survivor calculation.

If the amount distributed does not meet the minimum requirements, a 50% penalty tax on the amount which was required to be, but was not, distributed may be imposed upon the employee by the IRS under Section 4974 of the Code. These rules are extremely complex, and the Participant should seek the advice of a competent tax adviser.

Federal Taxation of Distributions


All payments received from a 401(a), 401(k), 403(b) or governmental 457(b) Plan are normally taxable in full as ordinary income to the Participant. Since Contributions that were made pursuant to a salary reduction agreement have not been previously taxed to the Participant, they are not treated as a Participant's cost basis. The Participant will have a cost basis only when after-tax Contributions have been made.


If the Participant takes the entire value in his Participant Annuity Account in a single sum cash payment, the full amount received will be ordinary income in the year of receipt unless after-tax Contributions were made. If the distribution includes after-tax Contributions, the amount in excess of the cost basis will be ordinary income.

A "10-year averaging" procedure may also be available for lump sum distributions from a 401(a) or 401(k) Plan to individuals who attained age 50 before January 1, 1986.

For further information regarding lump sum distributions, a competent tax adviser should be consulted.


Partial distributions received before the annuity starting date by a Participant who has made after-tax Contributions are taxed under a rule that provides for pro rata recovery of cost, under Section 72(e)(8) of the Code. If an employee who has a cost basis under the Group Contract receives life annuity or installment payments, the cost basis will be recovered from the payments under the annuity rules of Section 72 of the Code. Typically, however, there is no cost basis and the full amount received is taxed as ordinary income in the year distributed.


All amounts received from a non-governmental 457(b) Plan, a 457 (f) Plan, a 415(m) Plan or a NQDC Plan, whether in the form of total or partial withdrawals or annuity payments are taxed in full as wages to the Participant in the year distributed.

Early Distribution Penalty Taxes

Penalty taxes may apply to certain distributions from 401(a), 401(k) and 403(b) Plans. Distributions made before the Participant attains age 59 1/2 are premature distributions and subject to an additional tax equal to 10% of the amount of the distribution which is included in gross income in the tax year. However, under Code Section 72(t), the penalty tax may not apply to distributions:

     (1) made to a beneficiary on or after the death of the Participant;

     (2) attributable to the Participant's being disabled within the meaning of Code Section 72(m)(7);
     (3) made as a part of a series of substantially equal periodic payments
         (at least annually) for the life or life expectancy of the Participant or the joint lives or life expectancies of the Participant and his designated beneficiary;
     (4) made to a Participant on account of separation from service after attaining age 55;
     (5) properly made to an alternate payee under a qualified domestic relations order;
     (6) made to a Participant for medical care, but not in excess of the amount allowable as a medical expense deduction to the Participant for amounts paid during the taxable year for medical care;
     (7) timely made to correct an excess aggregate contribution;
     (8) timely made to reduce an excess elective deferral; or
     (9) made subject to an Internal Revenue Service levy imposed on the plan.


Exception 3 above applies to 401(a) and 401(k) plans only if distributions begin after the Participant separates from service. If exception (3) above (substantially equal payments) was selected at the time of the distribution but the series of payments is later modified or discontinued (other than because of death or disability) before the later of:


o        the Participant reaching age 591/2or,
o        within five years of the date of the first payment,

then the Participant is liable for the 10% penalty plus interest on all payments received before age 59 1/2. This penalty is imposed in the year the modification or discontinuance occurs. The premature distribution penalty tax does not apply to distributions from a 457(b), 457(f), 415(m) or NQDC Plan.

Penalty Tax for Failing to Distribute the Required Minimum Distribution Amount

If the amount distributed during a tax year is less than the minimum required distribution, there is an additional tax imposed on the Participant equal to 50% of the amount that the distribution made in the year falls short of the required amount, as set forth in Section 4974 of the Code.

Distributions on Death of Participant

Distributions made to a beneficiary from a 401(a), 401(k), 457(b) or 403(b) Plan upon the Participant's death must be made pursuant to the rules contained in
Section 401(a)(9) of the Code and the regulations thereunder. Generally, if the Participant dies while receiving annuity payments or other required minimum distributions under the plan and before the entire interest in the account has been distributed, the remainder of his interest must be distributed to the beneficiary at least as rapidly as under the method in effect as of the Participant's date of death.

If the Participant dies before payments have begun, his entire interest must generally be distributed within five (5) years after the date of death. This five year rule applies to all non-individual beneficiaries except certain trusts where the beneficiaries of the trust will be treated as having been designated as beneficiaries.

However, if an individual other than the surviving spouse has been designated as beneficiary, payments may be made:

o     over the life of that individual, or
o over a period not extending beyond the life expectancy of that individual so long as payments begin on or before December 31 of the year following the year of death.

If the beneficiary is the Participant's spouse, distributions are not required to begin until:

o     the date the employee would have attained age 70 1/2.
o If the spouse dies before distributions begin, the rules discussed above will apply as if the spouse were the employee.

Participants and beneficiaries should seek competent tax or legal advice about the tax consequences of distributions.

Federal Income Tax Withholding

Effective January 1, 2002, certain distributions from 401(a), 401(k), 403(b) and governmental 457(b) Plans are defined as "eligible rollover distributions."

    o Generally, any eligible rollover distribution is subject to mandatory income tax withholding at the rate of 20% unless the employee elects to have the distribution paid as a direct rollover to an IRA or to another eligible retirement plan as defined in the Code.

    o With respect to distributions other than eligible rollover distributions, amounts will be withheld from annuity (periodic) payments at the rates applicable to wage payments and from other distributions at a flat 10% rate, unless the Participant elects not to have federal income tax withheld.

All amounts distributed are tax reported on Form 1099-R.

Distributions to a Participant from a non-governmental 457(b), a 457(f), a 415(m) or NQDC Plan retain their character as wages and are tax reported on Form W-2. Federal income taxes must be withheld under the wage withholding rules. Participants cannot elect not to have federal income tax withheld. Payments to beneficiaries are not treated as wages and are tax reported on Form 1099-R. Federal income tax on payments to beneficiaries will be withheld from annuity (periodic) payments at the rates applicable to wage withholding, and from other distributions at a flat 10% rate, unless the beneficiary elects not to have federal income tax withheld.

Seek Tax Advice

The above discussion of the federal income tax consequences is only a brief summary and is not intended as tax advice. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Group Contract depend on your individual circumstances or the circumstances of the recipient of the distribution. A competent tax adviser should be consulted for further information.

PERFORMANCE RELATED INFORMATION

From time to time, we may advertise yields and average annual total returns for the Investment Divisions. In addition, we may advertise the effective yield of the Maxim Money Market Investment Division. We may advertise both standardized and non-standardized performance data for the Investment Divisions. All performance information will be based on historical information and is not intended to indicate future performance.

The yield of the Maxim Money Market Investment Division refers to the annualized income generated by an investment in that Investment Division over a specified 7-day period. It is calculated by assuming that the income generated for that seven-day period is generated each 7-day period over a period of 52 weeks and is shown as a percentage of the investment.

The effective yield is calculated similarly but, when annualized, the income earned by an investment in that Investment Division is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment.

The yield calculations do not reflect the effect of any CDSC or any Premium Tax that may be applicable to the Group Contract. To the extent that any CDSC or Premium Taxes are applicable to the Group Contract, the yield of that Investment Division will be reduced. For a description of the methods used to determine yield and total returns, see the Statement of Additional Information.

    Investment Division         Yield        Effective
                                               Yield


    Maxim Money Market          -0.23%        -0.28%


Average annual total return quotations represent the average annual compounded rate of return that would equate to an initial investment of $1,000 to the redemption value of that investment (excluding Premium Taxes, if any) on the last day of each period for which total return quotations are provided.


The following table illustrates standardized and non-standardized average annual total return for the one, five and ten year periods (or the period since inception, as appropriate) ended December 31, 2002. The standardized data reflect the deduction of the Level 1 CDSC and the highest level of all other fees and charges under the Group Contract that would be imposed upon a total withdrawal, and are calculated from the inception date of the Investment Division. The non-standardized data reflect the deductions of all fees and charges under the Group Contract, and are:


o shown without the effect of any CDSC imposed upon a total withdrawal of your interest in the Group Contract, and are calculated from the inception date of the Investment Division;

o shown with the effect of the Level 1 CDSC imposed upon a total withdrawal of your interest in the Group Contract, and are calculated from the inception date of the Eligible Fund and includes periods preceding the inception date of the corresponding Investment Division; and

o shown without the effect of any CDSC imposed upon a total withdrawal of your interest in the Group Contract, and are calculated from the inception date of the Eligible Fund and includes periods preceding the inception date of the corresponding Investment Division.

Following the tables is a chart, which lists the inception dates of the Investment Divisions and their corresponding Eligible Funds.

AVERAGE ANNUAL TOTAL RETURNS

The following table illustrates Average Annual Total Return assuming a Level 1 CDSC, a $30 Contract Maintenance Charge and a 1.25% Mortality and Expense Charge



                  INVESTMENT                    Before  After    Before   After    Before      After      Before         After
                   DIVISION                      CDSC    CDSC     CDSC    CDSC      CDSC        CDSC       CDSC           CDSC
                                                1 Year  1 Year   5 Years   5     10 Years or, 10 Years    10 Years       10 Years
                                                                          Years    if Less,       or,       or,            or,
                                                                                  Life of      if Less,   if Less,       if Less,
                                                                                  Investment    Life of   Life of        Life of
                                                                                   Division   Investment Underlying     Underlying
                                                                                                Division FundPortfolio FundPortfolio

     Maxim Templeton International Equity      -19.04%  -25.06%   -2.86%   -4.27%    1.66%        1.64%       1.76%        1.74%
     Maxim INVESCO ADR                         -14.24%  -20.26%   -3.65    -5.11%    2.87%        2.85%       2.64%        2.62%
     Janus Aspen Series Worldwide Growth       -26.43%  -32.44%    N/A      N/A     -5.14%       -7.13%       9.01%        8.99%
     Maxim INVESCO Small-Cap Growth            -31.83%  -37.83%   -1.42%   -2.74%    7.46%        7.44%       7.38%        7.36%
     Maxim Loomis-Sayles Small-Cap Value       -15.57%  -21.58%    2.02%    0.87%    2.37%        1.31%      10.02%        9.99%
     Maxim Index 600                           -16.29%  -22.30%    0.44%   -0.79%    5.57%        5.55%       5.65%        5.62%
     Maxim Ariel Small-Cap Value                -7.44%  -13.46%    5.64%    4.64%   10.26%       10.23%       9.01%        8.99%
     Maxim T. Rowe Price MidCap Growth         -22.97%  -28.97%    3.45%    2.36%    4.27%        3.29%       4.95%        4.04%
     Alger American MidCap Growth              -30.42%  -36.44%    N/A      N/A     -4.16%       -6.12%      11.14%       11.12%
     Maxim Ariel Mid-Cap Value                 -11.88%  -17.90%    9.54%    8.67%   11.33%       11.31%      10.71%       10.68%
     Fidelity VIP Growth                       -30.98%  -36.99%   -1.60%   -2.93%    6.45%        6.43%       7.00%        6.98%
     Maxim Founders Growth & Income            -26.40%  -32.35%   -8.83%  -10.66%   -7.35%       -9.00%      -7.64%       -9.28%
     Maxim Growth Index                        -25.03%  -31.04%   -3.47%   -4.92%   -2.22%       -3.52%       6.34%        6.32%
     Maxim Stock Index                         -22.92%  -28.93%   -1.97%   -3.33%    7.41%        7.39%       7.41%        7.39%
     Maxim T. Rowe Price Equity-Income         -14.16%  -20.16%    1.09%    0.11%    9.21%        9.19%       9.21%        9.19%
     Pioneer Equity Income VCT                 -17.09%  -23.11%    N/A      N/A     -5.04%       -7.14%       8.23%        8.21%
     Maxim Value Index                         -22.44%  -28.45%   -2.78%   -4.18%   -0.83%       -2.05%       6.71         6.69%
     Fidelity VIP Contrafund                   -10.48%  -16.50%    N/A      N/A      1.13%       -0.31%      10.87%       10.85%
     Maxim INVESCO Balanced                    -18.04%  -24.06%   -1.45%   -2.77%    2.62%        2.60%       2.58%        2.56%
     Stein Roe Balanced, Variable Series       -12.84%  -18.84%    N/A      N/A     -2.23%       -4.05%       4.74%        4.31%
     Alger American Balanced                   -13.43%  -19.40%    N/A      N/A     -2.26%       -4.22%       8.19%        8.17%
     Maxim Bond Index                           8.33%     2.31%    N/A      N/A      7.43%        5.86%       5.31%        5.29%
     Maxim Bond                                 7.72%     1.70%    4.65%    3.61%    4.86%        4.84%       4.86%        4.84%
     Maxim Loomis-Sayles Bond                   9.70%     3.68%    3.96%    2.89%    8.07%        8.05%       7.91%        7.89%
     Maxim U.S. Government Securities           8.45%     2.43%    5.61%    4.60%    5.51%        5.49%       5.52%        5.49%
     Maxim Aggressive Profile I                -18.65%  -24.66%   -1.01%   -2.31%   -0.42        -1.61%      -0.42%       -1.61%
     Maxim Moderately Aggressive Profile I     -13.16%  -19.14%    0.70%   -0.52%    1.25%        0.14%       1.25%        0.14%
     Maxim Moderate Profile I                   -9.68%  -15.67%    1.34%    0.16%    1.67%        0.57%       1.67%        0.57%
     Maxim Moderately Conservative Profile I    -6.49%  -12.51%    0.96%   -0.24%    1.25%        0.14%       1.25%        0.14%
     Maxim Conservative Profile I               -1.92%   -7.94%    2.89%    1.78%    3.31%        2.29%       3.31%        2.29%
     AIM Blue Chip                             -27.34%  -33.35%    N/A      N/A    -23.34%      -27.03%       5.79%        5.76%
     American Century Equity -Income            -6.18%  -12.20%    N/A      N/A      7.97%        5.86%      12.50%       12.48%
     American Century Income & Growth          -21.08%   27.09%    N/A      N/A     -17.30      -20.87%       8.31%        8.09%
     Artisan International                     -19.89%  -25.89%    N/A      N/A    -18.55%      -21.89%       9.16%        9.14%
     INVESCO Dynamics                          -33.93%  -39.93%    N/A      N/A    -28.88%      -33.07%       5.96%        5.94%
     Janus Twenty                              -25.10%  -30.98%    N/A      N/A    -29.27%       33.50%       7.17%        7.15%
     Janus Worldwide                           -26.94%  -32.95%    N/A      N/A    -25.06%      -28.90%       7.90%        7.87%
     RS Emerging Growth                        -41.04%  -49.94%    N/A      N/A    -31.37%      -35.83%       7.64%        7.61%
     Franklin Small-MidCap Growth              -30.00%  -34.77%    N/A      N/A    -31.70%      -36.21%       9.32%        9.10%
     Janus Fund                                -28.03%  -33.76%    N/A      N/A    -32.19%       36.74%       5.52%        5.31%
     MFS Strategic Growth                        N/A        N/A    N/A      N/A    -20.33%      -26.34%       9.71%        9.69%
     AIM Small Cap Growth                        N/A        N/A    N/A      N/A    -24.83%      -30.85%       8.53%        8.51%
     PIMCO Total Return                          N/A        N/A    N/A      N/A      6.12%        0.10%       7.85%        7.83%
     Oppenheimer Capital Appreciation            N/A        N/A    N/A      N/A    -19.92%      -25.94%       8.44%        8.42%
     Legg Mason Value Trust                      N/A        N/A    N/A      N/A    -14.61%      -20.63%     -15.01%      -18.97%
     Federated Capital Appreciation              N/A        N/A    N/A      N/A    -17.88%      -23.89%      10.12%       10.10%

The following table sets forth the inception date of each Investment Division and the inception date of the corresponding Eligible Fund.

              INVESTMENT DIVISION                     Eligible Fund Inception Date                Investment Division

                                                                                              Inception In Series Account


Maxim Money Market                                       February 25, 1982                        October 5, 1984
Maxim Bond                                               February 25, 1982                        October 5, 1984
Maxim Stock Index                                        February 25, 1982                        October 5, 1984
Maxim U.S. Government Securities                         April 8, 1985                            April 4, 1985
Maxim Index 600                                          December 1, 1993                         March 15, 1994
Maxim Ariel Mid-Cap Value                                January 3, 1994                          April 13, 1994
Maxim Templeton International Equity                     December 1, 1993                         April 13, 1994
Maxim Loomis-Sayles Bond                                 November 1, 1994                         February 2, 1995
Maxim Ariel Small-Cap Value                              December 1, 1993                         November 4, 1994
Maxim INVESCO ADR                                        November 1, 1994                         January 5, 1995
Maxim INVESCO Small-Cap Growth                           November 1, 1994                         January 9, 1995
Maxim INVESCO Balanced                                   October 1, 1996                          October 31, 1996
Maxim T. Rowe Price Equity/Income                        November 1, 1994                         November 1, 1994
Maxim Value Index                                        December 1, 1993                         September 11, 1997
Maxim Growth Index                                       December 1, 1993                         September 11, 1997
Maxim Loomis-Sayles Small-Cap Value                      November 1, 1994                         September 11, 1997
Maxim Founders Growth & Income                           July 1, 1997                             September 11, 1997
Maxim T. Rowe Price MidCap Growth                        July 1, 1997                             September 11, 1997
Maxim Aggressive Profile I                               September 9, 1997                        September 11, 1997
Maxim Moderately Aggressive Profile I                    September 9, 1997                        September 11, 1997
Maxim Moderate Profile I                                 September 9, 1997                        September 11, 1997
Maxim Moderately Conservative Profile I                  September 9, 1997                        September 11, 1997
Maxim Conservative Profile I                             September 9, 1997                        September 11, 1997
Fidelity VIP Growth                                      October 9, 1986                          April 21, 1994
Fidelity VIP Contrafund                                  January 3, 1995                          November 12, 1998
Janus Aspen Series, Worldwide Growth                     September 13, 1993                       June 2, 1998
Stein Roe Balanced, Variable Series                      January 1, 1989                          June 2, 1998
Pioneer Equity Income VCT                                March 1, 1995                            September 13, 1999
Alger American Balanced                                  September 5, 1989                        September 13, 1999
Alger American MidCap Growth                             May 3, 1993                              September 13, 1999
Maxim Bond Index                                         December 1, 1992                         September 13, 1999
AIM Blue Chip                                            February 4, 1987                         June 15, 2000
American Century Equity -Income                          August 1, 1994                           June 15, 2000
American Century Income & Growth                         December 17, 1990                        November 1, 2000
Artisan International                                    December 28, 1995                        June 15, 2000
INVESCO Dynamics                                         September 1, 1967                        June 15, 2000
Janus Twenty                                             April 30, 1985                           June 15, 2000
Janus Worldwide                                          May 15, 1991                             June 15, 2000
RS Emerging Growth                                       November 30, 1987                        June 15, 2000
Franklin Small-MidCap Growth                             February 14, 1992                        November 1, 2000
Janus Fund                                               February 5, 1970                         November 1, 2000
MFS Strategic Growth                                     January 2, 1996                          May 15, 2002
AIM Small Cap Growth                                     October 18, 1995                         May 15, 2002
PIMCO Total Return                                       September 8, 1994                        May 15, 2002
Oppenheimer Capital Appreciation                         January 22, 1981                         May 15, 2002
Legg Mason Value Trust                                   December 1, 1994                         May 15, 2002
Federated Capital Appreciation                           January 1, 1977                          May 15, 2002

VOTING RIGHTS

To the extent required by applicable law, all Eligible Fund shares held in the Series Account will be voted by Great-West at regular and special shareholder meetings of the respective Eligible Funds in accordance with instructions received from persons having voting interests in the corresponding Investment Division. If, however, the 1940 Act or any regulation should be amended, or if the present interpretation thereof should change, or if we determine that we are allowed to vote all Eligible Fund shares in our own right, we may elect to do so.

Before the Annuity Commencement Date, the Participant under a 403(b) Plan or the Group Policyholder under all other plans has the voting interest. After annuity payments begin under a variable annuity option, the person receiving payments will have the voting interest.

The number of votes which are available will be calculated separately for each Investment Division. That number will be determined by applying the Participant's percentage interest, if any, in a particular Investment Division to the total number of votes attributable to that Investment Division. The Participant or Group Policyholder, as applicable, hold a voting interest in each Investment Division to which a Participant's Variable Sub-Account Value is allocated. If a Participant selects a variable annuity payment option, the votes attributable to the Participant will decrease as annuity payments are made.

Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the respective Eligible Funds.

Shares for which we do not receive timely instructions and shares held by us as to which Participants and Group Policyholders have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Group Contracts participating in the Investment Division. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

DISTRIBUTION OF THE GROUP CONTRACTS

BCE is the principal underwriter and the distributor of the Group Contracts, and is a wholly owned indirect subsidiary of Great-West. BCE is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). Its principal offices are located at 8515 East Orchard Road, Greenwood Village, Colorado 80111, telephone 1-800-701-8255.

The maximum commission as a percentage of the Contributions made under a Group Contract payable to BCE agents, independent registered insurance brokers and other registered broker-dealers is 8.0%. An expense allowance that will not exceed 40% of the maximum commission paid may also be paid. Additionally, a maximum of 1% of Contributions may also be paid as a persistency bonus to qualifying brokers.

STATE REGULATION

As a life insurance company organized and operated under Colorado law, GWL&A is subject to provisions governing such companies and to regulation by the Colorado Commissioner of Insurance. GWL&A's books and accounts are subject to review and examination by the Colorado Insurance Department at all times and a full examination of its operations is conducted by the National Association of Insurance Commissioners ("NAIC") at least once every three years.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

Section 36.105 of the Teacher Retirement System of Texas permits Participants in the Texas Optional Retirement Program ("ORP") to redeem their interest in a variable annuity contract issued under the ORP only upon termination of employment in the Texas public institutions of higher education, retirement or death. Accordingly, if you are a Participant in the ORP you will be required to obtain a certificate of termination from your employer before you can redeem your Participant Annuity Account.

REPORTS

We will send all Participants, at least semi-annually, reports concerning the operations of the Series Account. In addition, all Participants will receive from us not less frequently than annually a statement of the Participant Annuity Account Value established in his/her name.

RIGHTS RESERVED BY GREAT-WEST

We reserve the right to make certain changes if, in our judgment, they would best serve the interests of Group Policyholders or Participants or would be appropriate in carrying out the purposes of the Group Contracts. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain the Participant's or Group Policyholder's, as applicable, approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:

         o To operate the Series Account in any form permitted under the Investment Company Act of 1940 or in any other form permitted by law.

         o To Transfer any assets in any Investment Division to another Investment Division, or to one or more separate accounts, or to a Guaranteed Sub-Account; or to add, combine or remove Investment Divisions of the Series Account.

         o To substitute, for the Eligible Fund shares underlying any Investment Division, the shares of another Eligible Fund or shares of another investment company or any other investment permitted by law.

         o To make any changes required by the Code or by any other applicable law in order to continue treatment of the Group Contract as an annuity.

         o To change the time or time of day at which a Valuation Date is deemed to have ended.

         o To make any other necessary technical changes in the Group Contract in order to conform with any action the above provisions permit us to take, including to change the way we assess charges, but without increasing as to any then outstanding Contract the aggregate amount of the types of charges we have guaranteed.

         o  To reject any application for any reason.

Because some of the Eligible Funds are available to registered separate accounts of other insurance companies offering variable annuity and variable life products, there is a possibility that a material conflict may arise between the interests of the Series Account and one or more other separate accounts investing in the Eligible Funds. If a material conflict arises, we and other affected insurance companies are required to take any necessary steps to resolve the matter, including stopping our respective separate accounts from investing in the Eligible Funds.

Adding and Discontinuing Investment Options

We may, upon 30 days written notice to you, direct that you may not make any future Contributions or Transfers to a particular Investment Division or Fixed Option.

When we inform you that we are discontinuing an Investment Division or Fixed Option to which you are allocating money, we will ask that you promptly submit alternative allocation instructions. If we do not receive your changed allocation instructions, we may return all affected Contributions or allocate those Contributions as indicated in the written notice provided to you. Contributions and Transfers you make to a discontinued Investment Division or Fixed Option before the effective date of the notice may be kept in those Investment Divisions or Fixed Options, unless we substitute shares of one mutual fund for shares of the corresponding Eligible Fund.

In addition, we may discontinue all investment options under the Group Contracts and refuse to accept any new Contributions. Should this occur, we will follow the procedures as set forth under the heading Cessation of Contributions.

If we determine to make new Investment Divisions or Fixed Options available under the Group Contracts, in our sole discretion we may or may not make those new Investment Divisions or Fixed Options available to you.

Substitution of Investments

When we determine to discontinue an Investment Division, in our sole discretion, we may substitute shares of another mutual fund for the shares of the corresponding Eligible Fund. No substitution may take place without prior approval of the Securities and Exchange Commission, and prior notice to you and the Group Policyholders.

LEGAL MATTERS

Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Group Contract has been provided by Jorden Burt LLP.

AVAILABLE INFORMATION

We have filed a registration statement ("Registration Statement") with the Securities and Exchange Commission ("SEC") under the 1933 Act relating to the Group Contracts offered by this Prospectus. This Prospectus has been filed as a part of the Registration Statement and does not contain all of the information set forth in the Registration Statement and exhibits thereto. Reference is made to the Registration Statement and exhibits for further information relating to us and the Group Contracts. Statements contained in this Prospectus, regarding the content of the Group Contracts and other legal instruments, are summaries. For a complete statement of the terms thereof, reference is made to the instruments as filed as exhibits to the Registration Statement.


The SEC maintains an Internet web site (http://www.sec.gov) that contains the Statement of Additional Information and other information filed electronically by Great-West concerning the Group Contract and the Series Account.


You can also review and copy any materials filed with the SEC at its Public Reference Room of the Securities and Exchange Commission located at 450 Fifth Street, N.W., Washington, D.C. You may obtain information on the operation of the Public Reference room by calling the SEC at 1-800-SEC-0330.

The Statement of Additional Information contains more specific information and financial statements relating to the Series Account and GWL&A. The Table of Contents of the Statement of Additional Information is set forth below:

         1.       Custodian and Independent Auditors
         2.       Underwriter
         3.       Calculation of Performance Data
         4.       Financial Statements

                  Appendix A - Condensed Financial Information
      Selected Data for Accumulation Units Outstanding Through Each Period
                       for the Periods Ended December 31,


------------------------------------------- ------------ ------------ ------------- ------------- ------------- ------------
INVESTMENT DIVISION       (1.25)               2002         2001          2000          1999          1998         1997
------------------------------------------- ------------ ------------ ------------- ------------- ------------- ------------
MAXIM MONEY MARKET
Value at beginning of period                   21.12        20.61        19.68         19.01         $18.30       $17.60
Value at end of period                         21.15        21.12        20.61         19.68         $19.01       $18.30
Number of accumulation units outstanding     2,925,023    3,123,077   2,985,215.34  3,701.304.91  3,758,054.92  3,877,164.14
at end of period


------------- ------------- ------------ -------------
    1996          1995         1994          1993
------------- ------------- ------------ -------------


   $16.96        $16.25       $15.84        $15.60
   $17.60        $16.96       $16.25        $15.84
3,129,281.92  2,880,571.67  2,277,816.08  684,668.93



------------------------------------------- ------------ ------------ ------------- ------------- ------------- ------------
MAXIM BOND
Value at beginning of period                   33.05        31.25        29.42         29.87         $28.36       $26.82
Value at end of period                         35.60        33.05        31.25         29.42         $29.87       $28.36
Number of accumulation units outstanding      747,796      865,970     889,880.80   1,202.989.21  1,478,126.62  1,688,345.67
at end of period


------------- ------------- ------------ -------------
   1996          1995         1994          1993

------------- ------------- ------------ -------------


   $26.05        $22.89       $23.74        $22.14
   $26.82        $26.05       $22.89        $23.74
1,890,635.84  2,010,468.99  2,102,049.13 2,301,785.20

------------- ------------- ------------ -------------

------------------------------------------- ------------ ------------ ------------- ------------- ------------- ------------
MAXIM STOCK INDEX
Value at beginning of period                   67.46        77.33        85.06         71.93         $57.44       $44.00
Value at end of period                         52.09        67.46        77.33         85.06         $71.93       $57.44
Number of accumulation units outstanding     4,641,310    5,331.785   5,911,559.63  6,767,826.02  7,484,324.11  8,215,445.99
at end of period


------------- ------------- ------------ -------------
   1996          1995         1994          1993

------------- ------------- ------------ -------------

   $36.57        $27.30       $27.61        $25.44
   $44.00        $36.57       $27.30        $27.61
7,884,581.79  7,636,165.40  7,589,448.89 9,325,064.15

------------- ------------- ------------ -------------


------------------------------------------- ------------ ------------ ------------- ------------- ------------- ------------
MAXIM U.S. GOVERNMENT SECURITIES
Value at beginning of period                   16.37        15.48        14.18         14.31         $13.51       $12.61
Value at end of period                         17.75        16.37        15.48         14.18         $14.31       $13.51
Number of accumulation units outstanding     2,293,017    2,055,297   2,041,895.23  2,599,233.40  3,217,525.64  3,225,407.45
at end of period


 ------------- ------------- ------------ -------------
   1996          1995         1994          1993

------------- ------------- ------------ -------------

   $12.29        $10.71       $11.21        $10.38
   $12.61        $12.29       $10.71        $11.21
3,234,023.68  3,165,425.83  2,756,894.60 1,892,295.35


------------------------------------------- ------------ ------------ ------------- ------------- ------------- ------------ -
MAXIM ARIEL MID-CAP VALUE
Value at beginning of period                   28.61        24.52        20.92         21.12         $15.99       $14.34
Value at end of period                         25.21        28.61        24.52         20.92         $21.12       $15.99
Number of accumulation units outstanding     1,499,517    1,563,715   1,544,026.15  2,033,465.79  2,277,248.95  2,495,810.84
at end of period


 ------------- ------------- ------------
   1996          1995         1994

------------- ------------- -----------


   $13.70        $10.96       $10.00
   $14.34        $13.70       $10.96
2,440,068.07  1,715,174.42  788,758.55


------------------------------------------- ------------ ------------ ------------- ------------- ------------- ------------ -
MAXIM INDEX 600
Value at beginning of period                   19.64        18.80        17.27         15.63         $16.08       $13.46
Value at end of period                         16.44        19.64        18.80         17.27         $15.63       $16.08
Number of accumulation units outstanding      457,599      481,282     489,660.16    524,935.92    654,733.49   711,865.97
at end of period

 ------------- ------------- ------------
   1996          1995         1994

------------ ------------- ------------


  $11.82        $9.48        $10.00
  $13.46        $11.82        $9.48
477,902.35    296,281.36   152,895.00


------------------------------------------- ------------ ------------ ------------- ------------- ------------- ------------
MAXIM TEMPLETON(R)INTERNATIONAL EQUITY
Value at beginning of period                   14.34        16.22        16.16         12.59         $13.43       $13.33
Value at end of period                         11.61        14.34        16.22         16.16         $12.59       $13.43
Number of accumulation units outstanding     1,610,792    1,782,075   1,916,973.55  2,107,351.45  2,333,665.81  2,831,592.94
at end of period

 ------------- ------------- ------------
   1996          1995         1994

------------- ------------- ------------


   $11.29        $10.49       $10.00
   $13.33        $11.29       $10.49
2,249,181.67  1,645,237.34  1,075,821.94


------------------------------------------- ------------ ------------ ------------- ------------- ------------- ------------ -
FIDELITY VIP GROWTH
Value at beginning of period                   23.75        29.22        33.23         24.48         $17.77       $14.57
Value at end of period                         16.40        23.75        29.22         33.23         $24.48       $17.77
Number of accumulation units outstanding     3,686,022    3,927,000   4,063,604.45  3,970,113.12  3,681,235.62  3,352,899.82
at end of period


 ------------- ------------- ------------
   1996          1995         1994

------------- ------------- -----------


   $12.86        $9.62        $10.00
   $14.57        $12.86        $9.62
2,500,808.02  1,502,634.51  559,313.44


------------------------------------------- ------------ ------------ ------------- ------------- ------------- ------------
MAXIM T. ROWE PRICE EQUITY/INCOME
Value at beginning of period                   23.94        23.85        21.39         20.94         $19.47       $15.30
Value at end of period                         20.55        23.94        23.85         21.39         $20.94       $19.47
Number of accumulation units outstanding     2,520,189    2,640,136   2,612,275.66  3,377,050.02  3,756,224.78  3,595,375.07
at end of period

 ------------- ------------- ------------
   1996          1995         1994

------------- ------------- ------------

   $12.98        $9.85        $10.00
   $15.30        $12.98        $9.85
1,702,863.67   550,610.66    16,574.29


------------------------------------------- ------------ ------------ ------------- ------------- ------------- ------------
MAXIM ARIEL SMALL-CAP VALUE
Value at beginning of period                   24.21        21.19        16.94         18.21         $17.03       $13.48
Value at end of period                         22.41        24.21        21.19         16.94         $18.21       $17.03
Number of accumulation units outstanding      306,805      239,752     169,805.26    141,840.01    162,035.10   113,566.69
at end of period
------------------------------------------- ------------ ------------ ------------- ------------- ------------- ------------

 ------------- ------------- ------------
   1996          1995         1994

------------- ------------- ------------


   $11.58        $10.15       $10.00
   $13.48        $11.58       $10.15
 39,184.70     30,919.44        .01

------------- ------------- ------------





----------------------------------------------- ------------ ------------ ------------- ------------ ------------- ------------
INVESTMENT DIVISION       (1.25)                   2002         2001          2000         1999          1998         1997
----------------------------------------------- ------------ ------------ ------------- ------------ ------------- ------------
----------------------------------------------- ------------ ------------ ------------- ------------ ------------- ------------
MAXIM LOOMIS SAYLES BOND
Value at beginning of period                       16.70        16.49        15.96         15.41        $15.09       $13.55
Value at end of period                             18.32        16.70        16.49         15.96        $15.41       $15.09
Number of accumulation units outstanding at       758,868      771,166     829,133.50   1,005,368.97 1,134,813.38  986,392.61
end of period

------------ ------------
   1996          1995
------------ ------------

  $12.44        $10.00
  $13.55        $12.44
478,757.71    220,637.10

----------------------------------------------- ------------ ------------ ------------- ------------ ------------- ------------
MAXIM INVESCO ADR
Value at beginning of period                       14.42        17.49        19.72         16.28        $14.90       $13.46
Value at end of period                             12.37        14.42        17.49         19.72        $16.28       $14.90
Number of accumulation units outstanding at       276,630      314,602     345,072.00   343,437.29    347,745.34   314,943.72
end of period


------------ ------------
   1996          1995
------------ -------------


  $11.25        $10.00
  $13.46        $11.25
126,363.18    23,104.73


----------------------------------------------- ------------ ------------ ------------- ------------ ------------- ------------ -
MAXIM INVESCO SMALL-CAP GROWTH
Value at beginning of period                       26.23        34.44        39.83         22.31        $19.21       $16.38
Value at end of period                             17.88        26.23        34.44         39.83        $22.31       $19.21
Number of accumulation units outstanding at      1,234,858    1,313,120   1,403,141.94  1,279,850.46 1,277,401.42  1,340,084.31
end of period

------------ ------------
   1996          1995
------------ ------------

  $13.09        $10.00
  $16.38        $13.09
776,719.68    210,982.04


----------------------------------------------- ------------ ------------ ------------- ------------ ------------- ------------
MAXIM INVESCO BALANCED
Value at beginning of period                       14.31        16.47        17.01         14.76        $12.62       $10.13
Value at end of period                             11.73        14.31        16.47         17.01        $14.76       $12.62
Number of accumulation units outstanding at      4,591,081    5,371,616   5,796,613.43  5,105,248.56 5,029,978.19  4,925,017.36
end of period

------------
   1996

------------

  $10.00
  $10.13
 22,568.19


----------------------------------------------- ------------ ------------ ------------- ------------ ------------- ------------
MAXIM VALUE INDEX
Value at beginning of period                       12.12        14.00        13.46         12.23        $10.82       $10.00
Value at end of period                             9.40         12.12        14.00         13.46        $12.23       $10.82
Number of accumulation units outstanding at       402,937      463,474     424,615.85   424,659.62    362,062.57    55,506.37
end of period
----------------------------------------------- ------------ ------------ ------------- ------------ ------------- ------------
----------------------------------------------- ------------ ------------ ------------- ------------ ------------- ------------
MAXIM GROWTH INDEX
Value at beginning of period                       11.67        13.60        17.74         14.16        $10.44       $10.00
Value at end of period                             8.75         11.67        13.60         17.74        $14.16       $10.44
Number of accumulation units outstanding at      1,193,562    1,238.936   1,224,149.18  1,021,201.64  566,409.87    47,353.03
end of period
----------------------------------------------- ------------ ------------ ------------- ------------ ------------- ------------
MAXIM LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period                       13.10        11.60         9.49         9.66         $10.01       $10.00
Value at end of period                             11.06        13.10        11.60         9.49         $9.66        $10.01
Number of accumulation units outstanding at       258,142      246,337     210,919.85   163,845.38    188,314.26    70,399.46
end of period
----------------------------------------------- ------------ ------------ ------------- ------------ ------------- ------------
----------------------------------------------- ------------ ------------ ------------- ------------ ------------- ------------
MAXIM FOUNDERS GROWTH & INCOME
Value at beginning of period                       8.94         10.98        13.82         12.17        $10.45       $10.00
Value at end of period                             6.58         8.94         10.98         13.82        $12.17       $10.45
Number of accumulation units outstanding at       175,925      230,932     232,000.47   225,791.18    209,618.75    81,095.13
end of period
----------------------------------------------- ------------ ------------ ------------- ------------ ------------- ------------
----------------------------------------------- ------------ ------------ ------------- ------------ ------------- ------------
MAXIM T. ROWE PRICE MID-CAP GROWTH
Value at beginning of period                       15.85        16.24        15.32         12.45        $10.31       $10.00
Value at end of period                             12.21        15.85        16.24         15.32        $12.45       $10.31
Number of accumulation units outstanding at       616,727      624,926     583,195.94   470,150.71    384,828.79   128,683.86
end of period
----------------------------------------------- ------------ ------------ ------------- ------------ ------------- ------------
----------------------------------------------- ------------ ------------ ------------- ------------ ------------- ------------
MAXIM AGGRESSIVE PROFILE  I
Value at beginning of period                       12.03        12.92        14.04         11.68        $10.29       $10.00
Value at end of period                             9.79         12.03        12.92         14.04        $11.68       $10.29
Number of accumulation units outstanding at       354,765      359,651     303,041.18   223,144.49    192,086.65    58,762.77
end of period
----------------------------------------------- ------------ ------------ ------------- ------------ ------------- ------------






------------------------------------------------ -------------- --------- ----------- ----------- ----------- -----------
INVESTMENT DIVISION       (1.25)                     2002         2001       2000        1999        1998        1997
------------------------------------------------ -------------- --------- ----------- ----------- ----------- -----------

MAXIM MODERATELY AGGRESSIVE  PROFILE I
Value at beginning of period                         12.31       13.07      13.83       11.48       $10.33      $10.00
Value at end of period                               10.69       12.31      13.07       13.83       $11.48      $10.33
Number of accumulation units outstanding at         750,901     642,056   559,268.52  478,876.63  446,496.19  141,839.79
end of period
------------------------------------------------ -------------- --------- ----------- ----------- ----------- -----------
------------------------------------------------ -------------- --------- ----------- ----------- ----------- -----------
MAXIM MODERATE PROFILE I
Value at beginning of period                         12.09       12.59      12.93       11.25       $10.22      $10.00
Value at end of period                               10.92       12.09      12.59       12.93       $11.25      $10.22
Number of accumulation units outstanding at         554,920     550,894   467,845.55  479,827.82  418,487.19  110,105.33
end of period
------------------------------------------------ -------------- --------- ----------- ----------- ----------- -----------
------------------------------------------------ -------------- --------- ----------- ----------- ----------- -----------
MAXIM MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period                         11.43       11.61      11.82       11.05       $10.19      $10.00
Value at end of period                               10.69       11.43      11.61       11.82       $11.05      $10.19
Number of accumulation units outstanding at         281,887     285,065   294,535.03  309,247.32  354,140.45  53,608.55
end of period
------------------------------------------------ -------------- --------- ----------- ----------- ----------- -----------
MAXIM CONSERVATIVE PROFILE I
Value at beginning of period                         12.13       11.94      11.42       11.04       $10.32      $10.00
Value at end of period                               11.90       12.13      11.94       11.42       $11.04      $10.32
Number of accumulation units outstanding at         354,326     409,009   408,528.31  431,714.66  436,225.06  72,034.42
end of period
------------------------------------------------ -------------- --------- ----------- ----------- ----------- -----------
FIDELITY VIP II CONTRAFUND
Value at beginning of period                         11.46       13.23      14.35       11.69       10.00
Value at end of period                               10.26       11.46      13.23       14.35       11.69
Number of accumulation units outstanding at         894,447     854,392   777,969.30  490,770.66  79,502.22
end of period
------------------------------------------------ -------------- --------- ----------- -----------
ALGER AMERICAN BALANCED
Value at beginning of period                         10.57       10.91      11.36       10.00
Value at end of period                               9.15        10.57      10.91       11.36
Number of accumulation units outstanding at         601,451     598,195   505,908.25  94,918.42
end of period
------------------------------------------------ -------------- --------- ----------- -----------
ALGER AMERICAN MIDCAP GROWTH
Value at beginning of period                         12.13       13.15      12.19       10.00
Value at end of period                               8.44        12.13      13.15       12.19
Number of accumulation units outstanding at         813,721     857,730   865,700.73  126,221.16
end of period
------------------------------------------------ -------------- --------- ----------- -----------
MAXIM BOND INDEX
Value at beginning of period                         11.66       10.98       9.99       10.00
Value at end of period                               12.63       11.66      10.98        9.99
Number of accumulation units outstanding at         547,548     176,019   65,240.25   12,077.38
end of period
------------------------------------------------ -------------- --------- ----------- -----------
PIONEER EQUITY- INCOME VCT
Value at beginning of period                         10.08       11.00       9.72       10.00
Value at end of period                               8.36        10.08      11.00        9.72
Number of accumulation units outstanding at         39,372       44,049   53,890.54   17,679.99
end of period
------------------------------------------------ -------------- --------- ----------- -----------








------------------------------------------------- ----------- ------------ -----------
INVESTMENT DIVISION       (1.25)                     2002        2001         2000
------------------------------------------------- ----------- ------------ -----------
                                                  ----------- ------------ -----------
AIM BLUE CHIP FUND
Value at beginning of period                         6.51        8.55        10.00
Value at end of period                               4.73        6.51         8.55
Number of accumulation units outstanding at end    292,297      423.660    290,970.96
of period
------------------------------------------------- ----------- ------------ -----------
------------------------------------------------- ----------- ------------ -----------
AMERICAN CENTURY EQUITY-INCOME
Value at beginning of period                        13.00        11.83       10.00
Value at end of period                              12.20        13.00       11.83
Number of accumulation units outstanding at end    170,066      107,627    27,963.04
of period
------------------------------------------------- ----------- ------------ -----------
------------------------------------------------- ----------- ------------ -----------
RS EMERGING GROWTH
Value at beginning of period                         5.41        7.53        10.00
Value at end of period                               3.19        5.41         7.53
Number of accumulation units outstanding at end    537,797      467,056    290,275.09
of period
------------------------------------------------- ----------- ------------ -----------
------------------------------------------------- ----------- ------------ -----------
ARTISAN INTERNATIONAL
Value at beginning of period                         7.04        8.48        10.00
Value at end of period                               5.64        7.04         8.48
Number of accumulation units outstanding at end    294,453      200,036    144,380.21
of period
------------------------------------------------- ----------- ------------ -----------
------------------------------------------------- ----------- ------------ -----------
INVESCO DYNAMICS
Value at beginning of period                         5.60        8.46        10.00
Value at end of period                               3.70        5.60         8.46
Number of accumulation units outstanding at end    597,242      532,951    341,994.64
of period
------------------------------------------------- ----------- ------------ -----------
------------------------------------------------- ----------- ------------ -----------
JANUS TWENTY
Value at beginning of period                         4.90        7.00        10.00
Value at end of period                               3.67        4.90         7.00
Number of accumulation units outstanding at end    947,397      846,459    621,528.05
of period
------------------------------------------------- ----------- ------------ -----------
------------------------------------------------- ----------- ------------ -----------
JANUS WORLDWIDE
Value at beginning of period                         6.06        7.96        10.00
Value at end of period                               4.43        6.06         7.96
Number of accumulation units outstanding at end    622,139      584,126    408,303.89
of period
------------------------------------------------- ----------- ------------ -----------




 ------------------------------------------ ------------
 INVESTMENT DIVISION       (1.25)              2002
 ------------------------------------------ ------------
 ------------------------------------------ ------------
 AIM SMALL-CAP GROWTH
 Value at beginning of period                  10.00
 Value at end of period                        7.42
 Number of accumulation units outstanding     12,201
 at end of period
 ------------------------------------------ ------------
 ------------------------------------------ ------------
 FEDERATED CAPITAL APPRECIATION
 Value at beginning of period                  10.00
 Value at end of period                        8.12
 Number of accumulation units outstanding     92,533
 at end of period
 ------------------------------------------ ------------
 ------------------------------------------ ------------
 LEGG MASON VALUE
 Value at beginning of period                  10.00
 Value at end of period                        8.42
 Number of accumulation units outstanding     95,682
 at end of period
 ------------------------------------------ ------------
 ------------------------------------------ ------------
 MFS STRATEGIC GROWTH
 Value at beginning of period                  10.00
 Value at end of period                        7.93
 Number of accumulation units outstanding     16,125
 at end of period
 ------------------------------------------ ------------
 ------------------------------------------ ------------
 OPPENHEIMER CAPITAL APPRECIATION
 Value at beginning of period                  10.00
 Value at end of period                        7.85
 Number of accumulation units outstanding     45,222
 at end of period
 ------------------------------------------ ------------
 ------------------------------------------ ------------
 PIMCO TOTAL RETURN
 Value at beginning of period                  10.00
 Value at end of period                        10.66
 Number of accumulation units outstanding     298,172
 at end of period
 ------------------------------------------ ------------
 ------------------------------------------ ------------






------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
INVESTMENT DIVISION        (0.95)                    2002         2001         2000          1999         1998         1997
------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
MAXIM MONEY MARKET
Value at beginning of period                         12.72        12.37        11.77        11.34        $10.89       $10.44
Value at end of period                               12.77        12.72        12.37        11.77         11.34       $10.89
Number of accumulation units outstanding at end     549,783      560,138    554,768.11    430,080.54   352,052.98   1,402,319.60
of period

------------ ------------
   1996         1995
------------ ------------


  $10.04       $10.00
  $10.44       $10.04
343,499.44   169,096.04


------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
MAXIM BOND
Value at beginning of period                         13.07        12.32        11.56        11.70        $11.08       $10.44
Value at end of period                               14.12        13.07        12.32        11.56        $11.70       $11.08
Number of accumulation units outstanding at end     735,185      828,941    837,181.60    485,260.78   271,537.15   251,460.22
of period

------------ -----------
   1996         1995
------------ -----------


  $10.11       $10.00
  $10.44       $10.11
287,152.67   197,590.07


------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
MAXIM STOCK INDEX
Value at beginning of period                         19.34        22.11        24.24        20.44        $16.27       $12.45
Value at end of period                               14.96        19.34        22.11        24.24        $20.44       $16.27
Number of accumulation units outstanding at end    3,308,532    3,559,785   3,707,280.13 1,877,727.40  1,470,364.97 2,328,852.18
of period

------------ ------------
    1996        1995
------------ ------------


  $10.30       $10.00
  $12.43       $10.30
2,057,207.66 937,180.75

------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
MAXIM U.S. GOVERNMENT SECURITIES
Value at beginning of period                         13.77        12.98        11.85        11.93        $11.23       $10.45
Value at end of period                               14.98        13.77        12.98        11.85        $11.93       $11.23
Number of accumulation units outstanding at end     487,376      429,435    369,129.68    217,847.85   151,304.43   112,314.59
of period

------------ ------------
    1996        1995
------------ ------------

  $10.15       $10.00
  $10.45       $10.15
119,989.13    39,695.16


------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
MAXIM ARIEL MID-CAP VALUE
Value at beginning of period                         21.98        18.78        15.97        16.08        $12.14       $10.85
Value at end of period                               19.42        21.98        18.78        15.97        $16.08       $12.14
Number of accumulation units outstanding at end     544,665      589,121    574,831.38    529,521.61   470,211.38   422,167.92
of period

------------ ------------
    1996        1995
------------ ------------


  $10.34       $10.00
  $10.85       $10.34
528,556.23   194,687.27


------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
MAXIM INDEX 600
Value at beginning of period                         17.65        16.85        15.43        13.92        $14.28       $11.92
Value at end of period                               14.82        17.65        16.85        15.43        $13.92       $14.28
Number of accumulation units outstanding at end     185,217      197,788    203,257.77    173,995.43    72,881.82   147,236.05
of period

------------ -----------
   1996        1995
------------ -----------


  $10.43       $10.00
  $11.92       $10.43
132,987.33    72,120.51

------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
MAXIM TEMPLETON(R)INTERNATIONAL EQUITY
Value at beginning of period                         13.40        15.11        15.01        11.66        $12.39       $12.27
Value at end of period                               10.88        13.40        15.11        15.01        $11.66       $12.39
Number of accumulation units outstanding at end     478,007      509,371    539,441.58    492,141.77   498,703.59   557,569.31
of period

------------ ------------
    1996        1995
------------ ------------


  $10.36       $10.00
  $12.27       $10.36
$548,157.84  290,190.44

------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
FIDELITY VIP GROWTH
Value at beginning of period                         18.08        22.17        25.14        18.46        $13.36       $10.93
Value at end of period                               12.51        18.08        22.17        25.14        $18.46       $13.36
Number of accumulation units outstanding at end    1,155,035    1,223,847   1,163,198.41  727,652.01   503,651.35   588,801.03
of period

------------ -----------
   1996         1995
------------ -----------


   $9.62       $10.00
  $10.93        $9.62
463,651.69   164,201.34



------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
MAXIM T. ROWE PRICE EQUITY/INCOME
Value at beginning of period                         19.59        19.46        17.40        16.99        $15.74       $12.34
Value at end of period                               16.87        19.59        19.46        17.40        $16.99       $15.74
Number of accumulation units outstanding at end     521,917      586,577    549,728.52    427,608.57   379,091.37   561,621.67
of period

------------ ------------
   1996         1995
------------ ------------

  $10.43       $10.00
  $12.34       $10.43
276,648.63    1,324.94


------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
MAXIM ARIEL SMALL-CAP VALUE
Value at beginning of period                         22.30        19.47        15.52        16.63        $15.50       $12.24
Value at end of period                               20.71        22.30        19.47        15.52        $16.63       $15.50
Number of accumulation units outstanding at end     95,309       74,353      51,535.19    37,219.61     21,916.39    4,787.54
of period

------------ ------------
   1996         1995
------------ ------------

  $10.48       $10.00
  $12.24       $10.48
 1,652.65      164.60








------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
INVESTMENT DIVISION        (0.95)                    2002         2001         2000          1999         1998         1997
------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
MAXIM LOOMIS SAYLES BOND
Value at beginning of period                         14.09        13.87        13.38        12.88        $12.57       $11.26
Value at end of period                               15.50        14.09        13.87        13.38        $12.88       $12.57
Number of accumulation units outstanding at end     159,601      176,528    185,615.42    132,735.46   107,193.71    84,830.69
of period

------------ ------------
   1996         1995
------------ ------------

  $10.30       $10.00
  $11.26       $10.30
 38,958.69     269.42


------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
MAXIM INVESCO ADR
Value at beginning of period                         13.60        16.44        18.48        15.21        $13.88       $12.50
Value at end of period                               11.70        13.60        16.44        18.48        $15.21       $13.88
Number of accumulation units outstanding at end     84,497       113,759    104,087.89    70,783.74     51,071.84   149,143.92
of period


------------ ------------
   1996         1995
------------ ------------


  $10.41       $10.00
  $12.50       $10.41
 74,310.25    1,130.83


------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
MAXIM INVESCO SMALL-CAP GROWTH
Value at beginning of period                         21.99        28.79        33.17        18.52        $15.90       $13.52
Value at end of period                               15.04        21.99        28.79        33.17        $18.52       $15.90
Number of accumulation units outstanding at end     464,900      536,016    495,178.57    335.181.31   251,992.27   296,221.15
of period

------------ -----------
   1996         1995
------------ -----------

  $10.77       $10.00
  $13.52       $10.77
159,393.34    24,147.18


------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
MAXIM INVESCO BALANCED
Value at beginning of period                         14.53        16.67        17.17        14.85        $12.66       $10.14
Value at end of period                               11.95        14.53        16.67        17.17        $14.85       $12.66
Number of accumulation units outstanding at end     901,517      968,138    971,565.34    478,348.00   342,274.21   340,421.00
of period

------------
   1996
------------


  $10.00
  $10.14
 4,262.66


------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
MAXIM VALUE INDEX
Value at beginning of period                         12.27        14.14        13.55        12.28        $10.83       $10.00
Value at end of period                               9.55         12.27        14.14        13.55        $12.28       $10.83
Number of accumulation units outstanding at end     77,253       78,564      70,893.39    40,924.99     23,951.01    12,307.01
of period
------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
MAXIM GROWTH INDEX
Value at beginning of period                         11.82        13.74        17.86        14.21        $10.45       $10.00
Value at end of period                               8.89         11.82        13.74        17.86        $14.21       $10.45
Number of accumulation units outstanding at end     254,502      264,562    229,555.59    126,500.02    66,115.58    1,779.77
of period
------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
MAXIM LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period                         13.27        11.72        9.56          9.69        $10.01       $10.00
Value at end of period                               11.24        13.27        11.72         9.56         $9.69       $10.01
Number of accumulation units outstanding at end     80,248       71,311      57,078.87    32,492.98     22,333.17    9,792.14
of period
------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
MAXIM FOUNDERS GROWTH & INCOME
Value at beginning of period                         9.06         11.08        13.92        12.22        $10.46       $10.00
Value at end of period                               6.69         9.06         11.08        13.92        $12.22       $10.46
Number of accumulation units outstanding at end     43,370       57,468      38,911.05    25,804.74     18,073.50    7,818.57
of period
------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
MAXIM T. ROWE PRICE MID-CAP GROWTH
Value at beginning of period                         16.06        16.40        15.42        12.49        $10.32       $10.00
Value at end of period                               12.41        16.06        16.40        15.42        $12.49       $10.32
Number of accumulation units outstanding at end     164,759      186,267    147,864.53    93,445.15     55,481.56    12,739.10
of period
------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
MAXIM AGGRESSIVE PROFILE I
Value at beginning of period                         12.19        13.06        14.15        11.72        $10.30       $10.00
Value at end of period                               9.95         12.19        13.06        14.15        $11.72       $10.30
Number of accumulation units outstanding at end     166,720      165,531    126,105.69    68,648.89     39,090.58    9,576.11
of period
------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------






------------------------------------------ ----------- ----------- ---------- ----------- ---------- -----------
INVESTMENT DIVISION        (0.95)             2002        2001       2000        1999       1998        1997
------------------------------------------ ----------- ----------- ---------- ----------- ---------- -----------
------------------------------------------ ----------- ----------- ---------- ----------- ---------- -----------
MAXIM MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period                 12.46       13.19       13.93      11.52      $10.34      $10.00
Value at end of period                       10.86       12.46       13.19      13.93      $11.52      $10.34
Number of accumulation units outstanding    394,948     339,921    252,330.73 163,856.44  36,452.19  53,828.37
at end of period
------------------------------------------ ----------- ----------- ---------- ----------- ---------- -----------
------------------------------------------ ----------- ----------- ---------- ----------- ---------- -----------
MAXIM MODERATE PROFILE I
Value at beginning of period                 12.24       12.70       13.00      11.28      $10.23      $10.00
Value at end of period                       11.09       12.24       12.70      13.00      $11.28      $10.23
Number of accumulation units outstanding    385,603     302,169    205,574.66 91,118.94   16,878.33  44,770.91
at end of period
------------------------------------------ ----------- ----------- ---------- ----------- ---------- -----------
------------------------------------------ ----------- ----------- ---------- ----------- ---------- -----------
MAXIM MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period                 11.53       11.67       11.85      11.04      $10.20      $10.00
Value at end of period                       10.81       11.53       11.67      11.85      $11.04      $10.20
Number of accumulation units outstanding    114,087      69,873    49,099.83  14,657.02   4,110.80   53,438.52
at end of period
------------------------------------------ ----------- ----------- ---------- ----------- ---------- -----------
------------------------------------------ ----------- ----------- ---------- ----------- ---------- -----------
MAXIM CONSERVATIVE PROFILE I
Value at beginning of period                 12.37       12.14       11.58      11.15      $10.33      $10.00
Value at end of period                       12.17       12.37       12.14      11.58      $11.15      $10.33
Number of accumulation units outstanding     60,105      47,547    34,795.75  12,170.50   3,968.60   94,228.09
at end of period
------------------------------------------ ----------- ----------- ---------- -----------            -----------
------------------------------------------ ----------- ----------- ---------- ----------- ---------- -----------
JANUS ASPEN WORLDWIDE GROWTH
Value at beginning of period                 13.18       17.16       20.54      12.59      $10.00
Value at end of period                        9.72       13.18       17.16      20.54      $12.59
Number of accumulation units outstanding    219,839     208,436    171,579.82 105,742.62  48,118.83
at end of period
------------------------------------------ ----------- ----------- ---------- ----------- ----------
FIDELITY VIP II CONTRAFUND
Value at beginning of period                 11.57       13.32       14.40      11.70      $10.00
Value at end of period                       10.39       11.57       13.32      14.40      $11.70
Number of accumulation units outstanding    250,602     224,771    198,939.20 84,529.68   1,792.37
at end of period
------------------------------------------ ----------- ----------- ----------             ----------
------------------------------------------ ----------- ---------- ----------- -----------
ALGER AMERICAN BALANCED
Value at beginning of period                 10.64       10.96      11.37       10.00
Value at end of period                        9.25       10.64      10.96       11.37
Number of accumulation units outstanding    135,584     125,592   109,400.16  15,039.58
at end of period
------------------------------------------ ----------- ---------- ----------- -----------
MAXIM BOND INDEX
Value at beginning of period                 11.74       11.02      10.00       10.00
Value at end of period                       12.75       11.74      11.02       10.00
Number of accumulation units outstanding    156,718     57,734    10,543.97     79.29
at end of period
------------------------------------------ ----------- ---------- ----------- -----------
ALGER AMERICAN MIDCAP GROWTH
Value at beginning of period                 12.21       13.20      12.20       10.00
Value at end of period                        8.52       12.21      13.20       12.20
Number of accumulation units outstanding    203,757     228,470   219,146.68  13,680.57
at end of period
------------------------------------------ ----------- ---------- ----------- -----------
------------------------------------------ ----------- ---------- ----------- -----------
PIONEER EQUITY-INCOME VCT
Value at beginning of period                 10.15       11.04       9.73       10.00
Value at end of period                        8.44       10.15      11.04        9.73
Number of accumulation units outstanding     21,354     17,312     8,530.30    1,756.46
at end of period
------------------------------------------ ----------- ---------- ----------- -----------




------------------------------------------------ ----------- ----------- ----------
INVESTMENT DIVISION        (0.95)                   2002        2001       2000
------------------------------------------------ ----------- ----------- ----------
------------------------------------------------ ----------- ----------- ----------
AMERICAN CENTURY EQUITY-INCOME
Value at beginning of period                       13.06       11.85       10.00
Value at end of period                             12.29       13.06       11.85
Number of accumulation units outstanding at        67,208      35,178    11,586.51
end of period
------------------------------------------------ ----------- ----------- ----------
------------------------------------------------ ----------- ----------- ----------
RS EMERGING GROWTH
Value at beginning of period                        5.43        7.54       10.00
Value at end of period                              3.22        5.43       7.54
Number of accumulation units outstanding at       114,711      98,736    58,620.46
end of period
------------------------------------------------ ----------- ----------- ----------
------------------------------------------------ ----------- ----------- ----------
ARTISAN INTERNATIONAL
Value at beginning of period                        7.08        8.49       10.00
Value at end of period                              5.69        7.08       8.49
Number of accumulation units outstanding at        58,883      48,509    25,053.26
end of period
------------------------------------------------ ----------- ----------- ----------
------------------------------------------------ ----------- ----------- ----------
INVESCO DYNAMICS
Value at beginning of period                        5.63        8.47       10.00
Value at end of period                              3.73        5.63       8.47
Number of accumulation units outstanding at       118,493     159,264    90,122.19
end of period
------------------------------------------------ ----------- ----------- ----------
------------------------------------------------ ----------- ----------- ----------
JANUS TWENTY
Value at beginning of period                        4.92        7.02       10.00
Value at end of period                              3.70        4.92       7.02
Number of accumulation units at end of period     274,501     194,263    113,873.77

------------------------------------------------ ----------- ----------- ----------
JANUS WORLDWIDE
Value at beginning of period                        6.09        7.97       0.00
Value at end of period                              4.46        6.09       7.97
Number of accumulation units outstanding at       192,992     155,095    96,439.50
end of period
------------------------------------------------ ----------- ----------- ----------
------------------------------------------------ ----------- ----------- ----------
AIM BLUE CHIP FUND
Value at beginning of period                        6.54        8.56       10.00
Value at end of period                              4.76        6.54       8.56
Number of accumulation units outstanding at        81,240      88,846    33,594.30
end of period
------------------------------------------------ ----------- ----------- ----------



--------------------------------------- ------------
INVESTMENT DIVISION        (0.95)          2002
--------------------------------------- ------------
--------------------------------------- ------------
AIM SMALL-CAP GROWTH
Value at beginning of period               10.00
Value at end of period                     7.43
Number of accumulation units at end        1,727
of period
--------------------------------------- ------------
--------------------------------------- ------------
FEDERATED CAPITAL APPRECIATION
Value at beginning of period               10.00
Value at end of period                     8.14
Number of accumulation units at end       21,813
of period
--------------------------------------- ------------
--------------------------------------- ------------
LEGG MASON VALUE
Value at beginning of period               10.00
Value at end of period                     8.43
Number of accumulation units at end       24,425
of period
--------------------------------------- ------------
--------------------------------------- ------------
MFS STRATEGIC GROWTH
Value at beginning of period               10.00
Value at end of period                     7.95
Number of accumulation units at end        3,407
of period
--------------------------------------- ------------
--------------------------------------- ------------
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period               10.00
Value at end of period                     7.87
Number of accumulation units at end        2,764
of period
--------------------------------------- ------------
PIMCO TOTAL RETURN
Value at beginning of period               10.00
Value at end of period                     10.67
Number of accumulation units at end       48,750
of period
--------------------------------------- ------------
--------------------------------------- ------------







---------------------------------- ------------ ------------ ------------ ------------ ------------ -----------
INVESTMENT DIVISION  (0.75)           2002         2001         2000         1999         1998         1997
---------------------------------- ------------ ------------ ------------ ------------ ------------ -----------
MAXIM MONEY MARKET
Value at beginning of period          12.07        11.72        11.13        10.70       $10.25       $10.00
Value at end of period                12.15        12.07        11.72        11.13       $10.70       $10.25
Number of accumulation units        1,219,314    1,450,131   1,594,293.70 2,059,542.36 1,613,050.25 11,698.04
outstanding at end of period
---------------------------------- ------------ ------------ ------------ ------------ ------------ -----------
MAXIM BOND
Value at beginning of period          12.34        11.61        10.88        10.99       $10.38       $10.00
Value at end of period                13.36        12.34        11.61        10.88       $10.99       $10.38
Number of accumulation units         256,484      265,519    254,757.07   288,557.62   302,285.65   19,087.44
outstanding at end of period
---------------------------------- ------------ ------------ ------------ ------------ ------------ -----------
MAXIM STOCK INDEX
Value at beginning of period          13.12        14.96        16.37        13.78       $10.95       $10.00
Value at end of period                10.16        13.12        14.96        16.37       $13.78       $10.95
Number of accumulation units        3,503,273    3,767,774   3,979,926.80 3,812,823.63 3,382,583.06 167,748.34
outstanding at end of period
---------------------------------- ------------ ------------ ------------ ------------ ------------ -----------
MAXIM U.S. GOVERNMENT SECURITIES
Value at beginning of period          12.94        12.17        11.09        11.14       $10.47       $10.00
Value at end of period                14.10        12.94        12.17        11.09       $11.14       $10.47
Number of accumulation units         357,996      327,141    303,867.58   350,532.03   341,859.87     739.30
outstanding at end of period
---------------------------------- ------------ ------------ ------------ ------------ ------------ -----------
MAXIM ARIEL MID-CAP VALUE
Value at beginning of period          20.08        17.12        14.53        14.60       $11.00       $10.00
Value at end of period                17.78        20.08        17.12        14.53       $14.60       $11.00
Number of accumulation units         361,232      353,595    319,880.59   328,339.05   256,925.44    2,545.66
outstanding at end of period
---------------------------------- ------------ ------------ ------------ ------------ ------------ -----------
MAXIM INDEX 600
Value at beginning of period          13.88        13.22        12.08        10.88       $11.14       $10.00
Value at end of period                11.68        13.88        13.22        12.08       $10.88       $11.14
Number of accumulation units         195,732      179,104    165,315.68   175,765.02   183,674.90    1,923.32
outstanding at end of period
---------------------------------- ------------ ------------ ------------ ------------ ------------ -----------
MAXIM TEMPLETON(R)INTERNATIONAL EQUITY
Value at beginning of period          10.27        11.55        11.45        8.88         $9.42       $10.00
Value at end of period                8.35         10.27        11.55        11.45        $8.88       $9.42
Number of accumulation units         191,097      194,421    174,161.75   180,091.70   122,570.24    2,087.94
outstanding at end of period
---------------------------------- ------------ ------------ ------------ ------------ ------------ -----------
FIDELITY VIP GROWTH
Value at beginning of period          14.75        18.05        20.43        14.98       $10.82       $10.00
Value at end of period                10.23        14.75        18.05        20.43       $14.98       $10.82
Number of accumulation units         948,538      945,946    914,067.65   755,950.03   593,071.00    3,446.98
outstanding at end of period
---------------------------------- ------------ ------------ ------------ ------------ ------------ -----------
---------------------------------- ------------ ------------ ------------ ------------ ------------ -----------
MAXIM T. ROWE PRICE EQUITY/INCOME
Value at beginning of period          13.97        13.85        12.36        12.04       $11.14       $10.00
Value at end of period                12.06        13.97        13.85        12.36       $12.04       $11.14
Number of accumulation units         616,083      573,008    519,589.86   625,382.39   614,261.17    1,715.12
outstanding at end of period
---------------------------------- ------------ ------------ ------------ ------------ ------------ -----------







------------------------------------------ ----------- ----------- ----------- ------------ ----------- ---------
INVESTMENT DIVISION  (0.75)                   2002        2001        2000        1999         1998       1997
------------------------------------------ ----------- ----------- ----------- ------------ ----------- ---------
MAXIM ARIEL SMALL-CAP
VALUE
Value at beginning of period                 17.13       14.92       11.87        12.69       $11.81     $10.00
Value at end of period                       15.93       17.13       14.92        11.87       $12.69     $11.81
Number of accumulation units outstanding     63,011      40,779    30,317.16    26,816.01   24,665.53    395.12
at end of period
------------------------------------------ ----------- ----------- ----------- ------------ ----------- ---------
MAXIM LOOMIS SAYLES BOND
Value at beginning of period                 11.91       11.70       11.27        10.83       $10.55     $10.00
Value at end of period                       13.13       11.91       11.70        11.27       $10.83     $10.55
Number of accumulation units outstanding    206,726     181,118    188,987.82  189,311.10   178,619.57   140.06
at end of period
------------------------------------------ ----------- ----------- ----------- ------------ ----------- ---------
MAXIM INVESCO ADR
Value at beginning of period                  9.88       11.93       13.38        10.99       $10.01     $10.00
Value at end of period                        8.52        9.88       11.93        13.38       $10.99     $10.01
Number of accumulation units outstanding    323,340     304,754    275,937.25  280,188.56   292,162.25    7.11
at end of period
------------------------------------------ ----------- ----------- ----------- ------------ ----------- ---------
MAXIM INVESCO SMALL-CAP GROWTH
Value at beginning of period                 15.50       20.24       23.28        12.97       $11.11     $10.00
Value at end of period                       10.62       15.50       20.24        23.28       $12.97     $11.11
Number of accumulation units outstanding    428,582     430,489    456,661.36  396,589.37   334,433.76   754.64
at end of period
------------------------------------------ ----------- ----------- ----------- ------------ ----------- ---------
MAXIM INVESCO BALANCED
Value at beginning of period                 12.31       14.09       14.48        12.50       $10.63     $10.00
Value at end of period                       10.14       12.31       14.09        14.48       $12.50     $10.63
Number of accumulation units outstanding    865,323     892,212    882,523.75  684,805.52   530,510.93  1,275.72
at end of period
------------------------------------------ ----------- ----------- ----------- ------------ ----------- ---------
MAXIM VALUE INDEX
Value at beginning of period                 12.38       14.23       13.61        12.31       $10.84     $10.00
Value at end of period                        9.65       12.38       14.23        13.61       $12.31     $10.84
Number of accumulation units outstanding     99,991      99,502    97,721.78    69,752.97   41,993.96
at end of period
------------------------------------------ ----------- ----------- ----------- ------------ ----------- ---------
MAXIM GROWTH INDEX
Value at beginning of period                 11.92       13.83       17.94        14.25       $10.46     $10.00
Value at end of period                        8.99       11.92       13.83        17.94       $14.25     $10.46
Number of accumulation units outstanding    184,480     195,512    163,752.64  102,466.53   24,247.29
at end of period
------------------------------------------ ----------- ----------- ----------- ------------ ----------- ---------
MAXIM LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period                 13.39       11.80        9.61        9.72        $10.02     $10.00
Value at end of period                       11.36       13.39       11.80        9.61        $9.72      $10.02
Number of accumulation units outstanding     66,711      42,827    32,627.82    19,064.83   14,660.30
at end of period
------------------------------------------ ----------- ----------- ----------- ------------ ----------- ---------
------------------------------------------ ----------- ----------- ----------- ------------ ----------- ---------
MAXIM FOUNDERS GROWTH & INCOME
Value at beginning of period                  9.13       11.16       13.98        12.25       $10.47     $10.00
Value at end of period                        6.76        9.13       11.16        13.98       $12.25     $10.47
Number of accumulation units outstanding     46,420      42,654    39,662.02    38,384.92   26,637.10
at end of period
------------------------------------------ ----------- ----------- ----------- ------------ ----------- ---------






----------------------------------------------- ---------- ----------- ----------- -----------
INVESTMENT DIVISION  (0.75)                       2002        2001        2000        1999
----------------------------------------------- ---------- ----------- ----------- -----------
MAXIM BOND INDEX
Value at beginning of period                      11.79      11.05       10.00       10.00
Value at end of period                            12.84      11.79       11.05       10.00
Number of accumulation units outstanding at      32,896      10,427     1,128.60     249.52
end of period
----------------------------------------------- ---------- ----------- ----------- -----------
----------------------------------------------- ---------- ----------- ----------- -----------
ALGER AMERICAN MIDCAP GROWTH
Value at beginning of period                      12.27      13.23       12.21       10.00
Value at end of period                            8.58       12.27       13.23       12.21
Number of accumulation units outstanding at      64,663      57,979    41,598.74    4,173.07
end of period
----------------------------------------------- ---------- ----------- ----------- -----------
----------------------------------------------- ---------- ----------- ----------- -----------
PIONEER EQUITY-INCOME VCT
Value at beginning of period                      10.16      11.03        9.74       10.00
Value at end of period                            8.47       10.16       11.03        9.74
Number of accumulation units outstanding at       9,593      6,589      1,869.22    1,471.60
end of period
----------------------------------------------- ---------- ----------- ----------- -----------
----------------------------------------------- ---------- ----------- ----------- -----------
JANUS WORLDWIDE
Value at beginning of period                      6.11        7.98       10.00
Value at end of period                            4.49        6.11        7.98
Number of accumulation units outstanding at      40,551      36,445    15,875.85
end of period
----------------------------------------------- ---------- ----------- -----------
----------------------------------------------- ---------- ----------- -----------
AIM BLUE CHIP FUND
Value at beginning of period                      6.56        8.57       10.00
Value at end of period                            4.79        6.56        8.57
Number of accumulation units outstanding at      17,313      26,790     6,938.89
end of period
----------------------------------------------- ---------- ----------- -----------
----------------------------------------------- ---------- ----------- -----------
FRANKLIN SMALL-MID CAP GROWTH
Value at beginning of period                      6.70        8.50       10.00
Value at end of period                            4.69        6.70        8.50
Number of accumulation units outstanding at      14,465      7,384       106.52
end of period
----------------------------------------------- ---------- ----------- -----------
----------------------------------------------- ---------- ----------- -----------
AMERICAN CENTURY EQUITY-INCOME
Value at beginning of period                      13.10      11.86       10.00
Value at end of period                            12.35      13.10       11.86
Number of accumulation units outstanding at      18,110      8,688      1,337.27
end of period
----------------------------------------------- ---------- ----------- -----------
----------------------------------------------- ---------- ----------- -----------
AMERICAN CENTURY INCOME & GROWTH
Value at beginning of period                      8.59        9.45       10.00
Value at end of period                            6.88        8.59        9.45
Number of accumulation units outstanding at      22,142      2,206        ---
end of period
----------------------------------------------- ---------- ----------- -----------
----------------------------------------------- ---------- ----------- -----------
RS EMERGING GROWTH
Value at beginning of period                      5.45        7.55       10.00
Value at end of period                            3.24        5.45        7.55
Number of accumulation units outstanding at      20,154      24,378     9,391.15
end of period
-----------------------------------------------
----------------------------------------------- ---------- ----------- -----------
ARTISAN INTERNATIONAL
Value at beginning of period                      7.10        8.50       10.00
Value at end of period                            5.71        7.10        8.50
Number of accumulation units outstanding at      33,286      14,150     2,436.41
end of period
----------------------------------------------- ---------- ----------- -----------









--------------------------------------------------- --------- ---------- ---------- ------------ ----------- --------
INVESTMENT DIVISION  (0.75)                           2002      2001       2000        1999         1998      1997
--------------------------------------------------- --------- ---------- ---------- ------------ ----------- --------
--------------------------------------------------- --------- ---------- ---------- ------------ ----------- --------
MAXIM T. ROWE PRICE MID-CAP GROWTH
Value at beginning of period                         16.20      16.51      15.49       12.53       $10.33    $10.00
Value at end of period                               12.54      16.20      16.51       15.49       $12.53    $10.33
Number of accumulation units outstanding at end     101,535    91,020    86,437.80   51,474.65   36,548.42
of period
--------------------------------------------------- --------- ---------- ---------- ------------ ----------- --------
--------------------------------------------------- --------- ---------- ---------- ------------ ----------- --------
MAXIM AGGRESSIVE PROFILE I
Value at beginning of period                         12.29      13.14      14.21       11.75       $10.31    $10.00
Value at end of period                               10.05      12.29      13.14       14.21       $11.75    $10.31
Number of accumulation units outstanding at end     165,055    140,600   97,470.17   63,448.45   15,150.39
of period
--------------------------------------------------- --------- ---------- ---------- ------------ ----------- --------
--------------------------------------------------- --------- ---------- ---------- ------------ ----------- --------
MAXIM MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period                         12.58      13.29      14.00       11.55       $10.34    $10.00
Value at end of period                               10.98      12.58      13.29       14.00       $11.55    $10.34
Number of accumulation units outstanding at end     406,095    320,829   233,517.97 207.585.59   140,358.02
of period
--------------------------------------------------- --------- ---------- ---------- ------------ ----------- --------
--------------------------------------------------- --------- ---------- ---------- ------------ ----------- --------
MAXIM MODERATE PROFILE I
Value at beginning of period                         12.36      12.80      13.08       11.32       $10.24    $10.00
Value at end of period                               11.22      12.36      12.80       13.08       $11.32    $10.24
Number of accumulation units outstanding at end     488,310    442,197   378,015.86 347,108.62   258,990.96
of period
--------------------------------------------------- --------- ---------- ---------- ------------ ----------- --------
--------------------------------------------------- --------- ---------- ---------- ------------ ----------- --------
MAXIM MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period                         11.68      11.80      11.96       11.12       $10.21    $10.00
Value at end of period                               10.98      11.68      11.80       11.96       $11.12    $10.21
Number of accumulation units outstanding at end     309,067    336,687   345,938.20 383,124.12   338,437.20
of period
--------------------------------------------------- --------- ---------- ---------- ------------ ----------- --------
--------------------------------------------------- --------- ---------- ---------- ------------ ----------- --------
MAXIM CONSERVATIVE PROFILE I
Value at beginning of period                         12.40      12.15      11.56       11.11       $10.34    $10.00
Value at end of period                               12.23      12.40      12.15       11.56       $11.11    $10.34
Number of accumulation units outstanding at end     214,143    168,345   177,717.84 342,028.29   426,692.38
of period
                                                                                                             --------
--------------------------------------------------- --------- ---------- ---------- ------------ ----------- --------
JANUS ASPEN WORLDWIDE GROWTH
Value at beginning of period                         11.15      14.49      17.31       10.65       $10.00
Value at end of period                                8.25      11.15      14.49       17.31       $10.65
Number of accumulation units outstanding at end     185,722    193,107   209,494.46 123,401.32   17,591.36
of period
--------------------------------------------------- --------- ---------- ---------- ------------ -----------
STEIN ROE BALANCED, VARIABLE SERIES
Value at beginning of period                         10.59      11.75      11.98       10.72       $10.00
Value at end of period                                9.28      10.59      11.75       11.98       $10.72
Number of accumulation units outstanding at end      10,794    12,009    8,424.85    8,242.99     4,142.27
of period
--------------------------------------------------- --------- ---------- ---------- ------------ -----------
FIDELITY VIP II
CONTRAFUND
Value at beginning of period                         11.64      13.37      14.43       11.70       $10.00
Value at end of period                               10.48      11.64      13.37       14.43       $11.70
Number of accumulation units outstanding at end      70,602    60,167    35,037.54   19,034.82     545.53
of period
--------------------------------------------------- --------- ---------- ---------- ------------ -----------
ALGER AMERICAN BALANCED
Value at beginning of period                         10.69      10.98      11.38       10.00
Value at end of period                                9.31      10.69      10.98       11.38
Number of accumulation units outstanding at end      30,271    25,750    12,856.34   3,327.96
of period
--------------------------------------------------- --------- ---------- ---------- ------------







----------------------------------------------- ---------- ----------- -----------
INVESTMENT DIVISION  (0.75)                       2002        2001        2000
----------------------------------------------- ---------- ----------- -----------
----------------------------------------------- ---------- ----------- -----------
INVESCO DYNAMICS
Value at beginning of period                      5.64        8.48       10.00
Value at end of period                            3.75        5.64        8.48
Number of accumulation units outstanding at      53,272      34,718    13,292.47
end of period
----------------------------------------------- ---------- ----------- -----------
JANUS FUND
Value at beginning of period                      6.28        8.57       10.00
Value at end of period                            4.52        6.28        8.57
Number of accumulation units at end of period    60,777      15,053      39.50
-----------------------------------------------
----------------------------------------------- ---------- ----------- -----------
JANUS TWENTY
Value at beginning of period                      4.93        7.02       10.00
Value at end of period                            3.72        4.93        7.02
Number of accumulation units at end of period    50,147      49,241    36,576.13
----------------------------------------------- ---------- ----------- -----------
----------------------------------------------- ---------- ----------- -----------
AIM SMALL-CAP GROWTH
Value at beginning of period                      10.00
Value at end of period                            7.44
Number of accumulation units at end of period     2,324
----------------------------------------------- ----------
----------------------------------------------- ----------
FEDERATED CAPITAL APPRECIATION
Value at beginning of period                      10.00
Value at end of period                            8.15
Number of accumulation units at end of period     8,831
----------------------------------------------- ----------
----------------------------------------------- ----------
LEGG MASON VALUE
Value at beginning of period                      10.00
Value at end of period                            8.44
Number of accumulation units at end of period     1,801
----------------------------------------------- ----------
----------------------------------------------- ----------
MFS STRATEGIC GROWTH
Value at beginning of period                      10.00
Value at end of period                            7.96
Number of accumulation units at end of period     1,105
----------------------------------------------- ----------
----------------------------------------------- ----------
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period                      10.00
Value at end of period                            7.88
Number of accumulation units at end of period     2,436
----------------------------------------------- ----------
----------------------------------------------- ----------
PIMCO TOTAL RETURN
Value at beginning of period                      10.00
Value at end of period                            10.68
Number of accumulation units at end of period    13,490
----------------------------------------------- ----------






  ------------------------------------------------- ----------- ------- ---------
  INVESTMENT DIVISION        (0.65)                    2002      2001     2000
  ------------------------------------------------- ----------- ------- ---------

  MAXIM MONEY MARKET
  Value at beginning of period                        10.65     10.35    10.00
  Value at end of period                              10.75     10.65    10.35
  Number of accumulation units outstanding at end      417        85     85.30
  of period
  ------------------------------------------------- ----------- ------- ---------
  MAXIM BOND
  Value at beginning of period                        11.30     10.62    10.00
  Value at end of period                              12.24     11.30    10.62
  Number of accumulation units outstanding at end     1,094     1,094   1,093.61
  of period
  ------------------------------------------------- ----------- ------- ---------
  MAXIM STOCK INDEX
  Value at beginning of period                         8.07      9.19    10.00
  Value at end of period                               6.26      8.07     9.19
  Number of accumulation units outstanding at end     4,001     4,393   8,977.40
  of period
  ------------------------------------------------- ----------- ------- ---------
  MAXIM U.S. GOVERNMENT SECURITIES
  Value at beginning of period                        11.69     10.99    10.00
  Value at end of period                              12.75     11.69    10.99
  Number of accumulation units outstanding at end      357       357     357.38
  of period
  ------------------------------------------------- ----------- ------- ---------
  MAXIM ARIEL MID-CAP VALUE
  Value at beginning of period                        14.09     12.00    10.00
  Value at end of period                              12.49     14.09    12.00
  Number of accumulation units outstanding at end      545       545     902.72
  of period
  ------------------------------------------------- ----------- ------- ---------
  MAXIM INDEX 600
  Value at beginning of period                        11.22     10.67    10.00
  Value at end of period                               9.45     11.22    10.67
  Number of accumulation units outstanding at end      841       841    1,054.41
  of period
  ------------------------------------------------- ----------- ------- ---------
  MAXIM TEMPLETON(R)INTERNATIONAL EQUITY
  Value at beginning of period                         9.01     10.13    10.00
  Value at end of period                               7.34      9.01    10.13
  Number of accumulation units outstanding at end     1,571     1,525   1,957.79
  of period
  ------------------------------------------------- ----------- ------- ---------
  ------------------------------------------------- ----------- ------- ---------
  FIDELITY VIP GROWTH
  Value at beginning of period                         7.28      8.90    10.00
  Value at end of period                               5.06      7.28     8.90
  Number of accumulation units outstanding at end     3,307     3,321   4,540.67
  of period
  ------------------------------------------------- ----------- ------- ---------
  ------------------------------------------------- ----------- ------- ---------
  MAXIM T. ROWE PRICE EQUITY/INCOME
  Value at beginning of period                        11.03     10.92    10.00
  Value at end of period                               9.53     11.03    10.92
  Number of accumulation units outstanding at end     1,534     1,550   1,644.45
  of period
  ------------------------------------------------- ----------- ------- ---------
  ------------------------------------------------- ----------- ------- ---------
  MAXIM ARIEL SMALL-CAP VALUE
  Value at beginning of period                        14.42     12.55    10.00
  Value at end of period                              13.43     14.42    12.55
  Number of accumulation units outstanding at end     1,413     1,413   1,441.16
  of period
  ------------------------------------------------- ----------- ------- ---------
  ------------------------------------------------- ----------- ------- ---------
  INVESTMENT DIVISION        (0.65)                    2002      2001     2000
  ------------------------------------------------- ----------- ------- ---------
  ------------------------------------------------- ----------- ------- ---------
  MAXIM LOOMIS SAYLES BOND
  Value at beginning of period                        10.57     10.37    10.00
  Value at end of period                              11.67     10.57    10.37
  Number of accumulation units outstanding at end      212       228     228.23
  of period
  ------------------------------------------------- ----------- ------- ---------
  ------------------------------------------------- ----------- ------- ---------
  MAXIM LOOMIS SAYLES SMALL-CAP VALUE
  Value at beginning of period                        12.87     11.33    10.00
  Value at end of period                              10.93     12.87    11.33
  Number of accumulation units outstanding at end      128       128     128.36
  of period
  ------------------------------------------------- ----------- ------- ---------



----------------------------------------------- ---------- ------- -----------
INVESTMENT DIVISION        (0.65)                 2002      2001      2000

----------------------------------------------- ---------- ------- -----------
MAXIM INVESCO ADR
Value at beginning of period                      8.04      9.69     10.00
Value at end of period                            6.94      8.04      9.69
Number of accumulation units outstanding at       1,331    1,340    1,844.47
end of period
----------------------------------------------- ---------- ------- -----------
MAXIM INVESCO SMALL-CAP GROWTH
Value at beginning of period                      7.27      9.49     10.00
Value at end of period                            4.99      7.27      9.49
Number of accumulation units outstanding at       3,820    3,856    4,206.33
end of period
----------------------------------------------- ---------- ------- -----------
MAXIM INVESCO BALANCED
Value at beginning of period                      8.60      9.84     10.00
Value at end of period                            7.09      8.60      9.84
Number of accumulation units outstanding at       1,345    1,382    5,028.82
end of period
----------------------------------------------- ---------- ------- -----------
MAXIM VALUE INDEX
Value at beginning of period                      8.99     10.33     10.00
Value at end of period                            7.02      8.99     10.33
Number of accumulation units outstanding at        114      114      113.85
end of period
----------------------------------------------- ---------- ------- -----------
MAXIM GROWTH INDEX
Value at beginning of period                      6.90      7.98     10.00
Value at end of period                            5.20      6.90      7.98
Number of accumulation units outstanding at        33        33      32.68
end of period
----------------------------------------------- ---------- ------- -----------
MAXIM T. ROWE PRICE MID-CAP GROWTH
Value at beginning of period                      10.07    10.25     10.00
Value at end of period                            7.80     10.07     10.25
Number of accumulation units outstanding at        615      615      615.21
end of period
----------------------------------------------- ---------- ------- -----------
MAXIM AGGRESSIVE PROFILE I
Value at beginning of period                      9.18      9.80     10.00
Value at end of period                            7.51      9.18      9.80
Number of accumulation units outstanding at        176      176      346.13
end of period
----------------------------------------------- ---------- ------- -----------
----------------------------------------------- ---------- ------- -----------
MAXIM MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period                      9.34      9.86     10.00
Value at end of period                            8.17      9.34      9.86
Number of accumulation units outstanding at        61        61     1,668,21
end of period
----------------------------------------------- ---------- ------- -----------
----------------------------------------------- ---------- ------- -----------
FIDELITY VIP II CONTRAFUND
Value at beginning of period                      8.33      9.57     10.00
Value at end of period                            7.50      8.33      9.57
Number of accumulation units outstanding at        134      134      133.86
end of period
----------------------------------------------- ---------- ------- -----------
----------------------------------------------- ---------- ------- -----------






------------------------------------------------------ ----------- ---------- ----------- ----------- ---------- -----------
INVESTMENT DIVISION  (0.55)                               2002       2001        2000        1999       1998        1997
------------------------------------------------------ ----------- ---------- ----------- ----------- ---------- -----------
MAXIM MONEY MARKET
Value at beginning of period                             12.42       12.04      11.41       10.95      $10.47      $10.00
Value at end of period                                   12.53       12.42      12.04       11.41      $10.95      $10.47
Number of accumulation units outstanding at end of      536,548     634,168   620,762.79  708,987.52  719,236.73 875,612.10
period
------------------------------------------------------ ----------- ---------- ----------- ----------- ---------- -----------
MAXIM BOND
Value at beginning of period                             12.57       11.80      11.03       11.12      $10.48      $10.00
Value at end of period                                   13.63       12.57      11.80       11.03      $11.12      $10.48
Number of accumulation units outstanding at end of      119,702     128,160   89,447.06   88,672.41   7,489.11    3,958.65
period
------------------------------------------------------ ----------- ---------- ----------- ----------- ---------- -----------
MAXIM STOCK INDEX
Value at beginning of period                             15.88       18.08      19.74       16.58      $13.15      $10.00
Value at end of period                                   12.33       15.88      18.08       19.74      $16.58      $13.15
Number of accumulation units outstanding at end of      785,241     848,996   656,870.48  610,676.95  106,369.29 94,900.40
period
------------------------------------------------------ ----------- ---------- ----------- ----------- ---------- -----------
MAXIM U.S. GOVERNMENT SECURITIES
Value at beginning of period                             13.23       12.42      11.30       11.33       10.62      $10.00
Value at end of period                                   14.45       13.23      12.42       11.30       11.33      $10.62
Number of accumulation units outstanding at end of       50,914     51,447    20,389.60   19,724.89   13,389.95   3,531.32
period
------------------------------------------------------ ----------- ---------- ----------- ----------- ---------- -----------
MAXIM ARIEL MID-CAP VALUE
Value at beginning of period                             20.67       17.59      14.90       14.94      $11.23      $10.00
Value at end of period                                   18.34       20.67      17.59       14.90      $14.94      $11.23
Number of accumulation units outstanding at end of      100,994     82,325    53,330.80   58,898.13   39,615.48  34,374.34
period
------------------------------------------------------ ----------- ---------- ----------- ----------- ---------- -----------
MAXIM INDEX 600
Value at beginning of period                             15.11       14.36      13.10       11.78      $12.03      $10.00
Value at end of period                                   12.74       15.11      14.36       13.10      $11.78      $12.03
Number of accumulation units outstanding at end of        436       35,797    23,270.47   22,323.57   22,273.21  20,427.36
period
------------------------------------------------------ ----------- ---------- ----------- ----------- ---------- -----------
MAXIM TEMPLETON(R)INTERNATIONAL EQUITY
Value at beginning of period                             11.14       12.51      12.38        9.58      $10.14      $10.00
Value at end of period                                    9.09       11.14      12.51       12.38       $9.58      $10.14
Number of accumulation units outstanding at end of       70,258     78,124    61,199.98   57,822.77   32,162.34  39,222.20
period
------------------------------------------------------ ----------- ---------- ----------- ----------- ---------- -----------
------------------------------------------------------ ----------- ---------- ----------- ----------- ---------- -----------
FIDELITY VIP GROWTH
Value at beginning of period                             16.88       20.62      23.29       17.04      $12.28      $10.00
Value at end of period                                   11.73       16.88      20.62       23.29      $17.04      $12.28
Number of accumulation units outstanding at end of      274,724     312,757   272,931.05  279,463.28  157,481.96 157,223.90
period
------------------------------------------------------ ----------- ---------- ----------- ----------- ---------- -----------
------------------------------------------------------ ----------- ---------- ----------- ----------- ---------- -----------
MAXIM T. ROWE PRICE EQUITY/INCOME
Value at beginning of period                             16.20       16.02      14.27       13.88      $12.81      $10.00
Value at end of period                                   14.01       16.20      16.02       14.27      $13.88      $12.81
Number of accumulation units outstanding at end of      144,671     129,359   103,224.91  132,978.09  119,756.04 136.599.23
period
------------------------------------------------------ ----------- ---------- ----------- ----------- ---------- -----------
------------------------------------------------------ ----------- ---------- ----------- ----------- ---------- -----------
MAXIM LOOMIS SAYLES BOND
Value at beginning of period                             12.76       12.51      12.03       11/53      $11.21      $10.00
Value at end of period                                   14.10       12.76      12.51       12.03      $11.53      $11.21
Number of accumulation units outstanding at end of       26,821     20,820    12,457.72   11,524.60   10,107.63  10,505.76
period
------------------------------------------------------ ----------- ---------- ----------- ----------- ---------- -----------
MAXIM INVESCO ADR
Value at beginning of period                             11.10       13.37      14.96       12.26      $11.15      $10.00
Value at end of period                                    9.58       11.10      13.37       14.96      $12.26      $11.15
Number of accumulation units outstanding at end of       52,686     30,391    25,346.90   29,709.85   29,294.88  34,886.43
period
------------------------------------------------------ ----------- ---------- ----------- ----------- ---------- -----------







--------------------------------------------------- ----------- ------------- ------------ ----------- ---------- ------------
INVESTMENT DIVISION  (0.55)                             2002        2001         2000         1999       1998        1997
---------------------------------------------------
--------------------------------------------------- ----------- ------------- ------------ ----------- ---------- ------------
MAXIM ARIEL SMALL-CAP VALUE
Value at beginning of period                          18.59        16.16         12.83       13.69      $12.72      $10.00
Value at end of period                                17.32        18.59         16.16       12.83      $13.69      $12.72
Number of accumulation units outstanding at end       27,796       25,012      12,922.77    7,616.79   4,136.54    5,933.43
of period
--------------------------------------------------- ----------- ------------- ------------ ----------- ---------- ------------
MAXIM INVESCO SMALL-CAP GROWTH
Value at beginning of period                          16.59        21.63         24.83       13.81      $11.80      $10.00
Value at end of period                                11.39        16.59         21.63       24.83      $13.81      $11.80
Number of accumulation units outstanding at end      127,029      150,777     128,855.07   117,175.80  85,293.71  110,005.54
of period
--------------------------------------------------- ----------- ------------- ------------ ----------- ---------- ------------
MAXIM INVESCO BALANCED
Value at beginning of period                          14.62        16.70         17.13       14.76      $12.53      $10.00
Value at end of period                                12.06        14.62         16.70       17.13      $14.76      $12.53
Number of accumulation units outstanding at end      136,668      127,232     122,653.19   90,591.72   13,049.81   14,831.94
of period
--------------------------------------------------- ----------- ------------- ------------ ----------- ---------- ------------
MAXIM VALUE INDEX
Value at beginning of period                          12.49        14.33         13.67       12.34      $10.84      $10.00
Value at end of period                                 9.75        12.49         14.33       13.67      $12.34      $10.84
Number of accumulation units outstanding at end       19,398       16,151      13,276.71   13,235.05   8,915.02
of period
--------------------------------------------------- ----------- ------------- ------------ ----------- ---------- ------------
MAXIM GROWTH INDEX
Value at beginning of period                          12.03        13.92         18.03       14.29      $10.46      $10.00
Value at end of period                                 9.08        12.03         13.92       18.03      $14.29      $10.46
Number of accumulation units outstanding at end       38,859       43,261      35,984.89   43,961.50   6,496.27    1,592.27
of period
--------------------------------------------------- ----------- ------------- ------------ ----------- ---------- ------------
--------------------------------------------------- ----------- ------------- ------------ ----------- ---------- ------------
MAXIM LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period                          13.50        11.88         9.65         9.74      $10.03      $10.00
Value at end of period                                11.48        13.50         11.88        9.65       $9.74      $10.03
Number of accumulation units outstanding at end       12,585       16,358      16,730.71    8,763.18   5,260.61    1,448.50
of period
--------------------------------------------------- ----------- ------------- ------------ ----------- ---------- ------------
--------------------------------------------------- ----------- ------------- ------------ ----------- ---------- ------------
MAXIM FOUNDERS GROWTH & INCOME
Value at beginning of period                           9.21        11.23         14.05       12.28      $10.48      $10.00
Value at end of period                                 6.83         9.21         11.23       14.05      $12.28      $10.48
Number of accumulation units outstanding at end       14,457       16,899      21,679.15   21,762.04   5,053.76    1,908.53
of period
--------------------------------------------------- ----------- ------------- ------------ ----------- ---------- ------------
---------------------------------------------------
PIONEER EQUITY-INCOME VCT
Value at beginning of period                          10.25        11.10         9.74        10.00
Value at end of period                                 8.55        10.25         11.10        9.74
Number of accumulation units outstanding at end        311         7,012       5,138.56      270.05
of period
--------------------------------------------------- ----------- ------------- ------------ -----------
--------------------------------------------------- ----------- ------------- ------------ -----------
MAXIM BOND INDEX
Value at beginning of period                          11.84        11.08         10.01       10.00
Value at end of period                                12.92        11.84         11.08       10.01
Number of accumulation units outstanding at end       8,651        1,633         38.77        0.50
of period
--------------------------------------------------- ----------- ------------- ------------ -----------
--------------------------------------------------- ----------- ------------- ------------ -----------
AIM BLUE CHIP FUND
Value at beginning of period                           6.58         8.58         10.00
Value at end of period                                 4.81         6.58         8.58
Number of accumulation units outstanding at end       23,175       24,965      5,048.31
of period
--------------------------------------------------- ----------- ------------- ------------
--------------------------------------------------- ----------- ------------- ------------
AMERICAN CENTURY EQUITY-INCOME
Value at beginning of period                          13.14        11.87         10.00
Value at end of period                                12.42        13.14         11.87
Number of accumulation units outstanding at end       13,045       14,329        7.61
of period
--------------------------------------------------- ----------- ------------- ------------
--------------------------------------------------- ----------- ------------- ------------
RS EMERGING GROWTH
Value at beginning of period                           5.47         7.56         10.00
Value at end of period                                 3.25         5.47         7.56
Number of accumulation units outstanding at end       38,037       23,734      2,705.56
of period
--------------------------------------------------- ----------- ------------- ------------






----------------------------------------- --------- -------- ---------- ----------- --------- -------------
INVESTMENT DIVISION  (0.55)                 2002     2001      2000        1999       1998        1997
----------------------------------------- --------- -------- ---------- ----------- --------- -------------
----------------------------------------- --------- -------- ---------- ----------- --------- -------------
MAXIM T. ROWE PRICE MID-CAP GROWTH
Value at beginning of period               16.34     16.62     15.56      12.56      $10.33      $10.00
Value at end of period                     12.68     16.34     16.62      15.56      $12.56      $10.33
Number of accumulation units               26,316   28,999   23,285.28  13,098.81   3,908.23    1,741.25
outstanding at end of period
----------------------------------------- --------- -------- ---------- ----------- --------- -------------
----------------------------------------- --------- -------- ---------- ----------- --------- -------------
MAXIM MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period               12.69     13.37     14.06      11.58      $10.35      $10.00
Value at end of period                     11.10     12.69     13.37      14.06      $11.58      $10.35
Number of accumulation units               36,264   11,199   9,336.00    9,781.57   4,302.17    2,109.96
outstanding at end of period
----------------------------------------- --------- -------- ---------- ----------- --------- -------------
----------------------------------------- --------- -------- ---------- ----------- --------- -------------
MAXIM MODERATE PROFILE I
Value at beginning of period               12.47     12.89     13.14      11.35      $10.24      $10.00
Value at end of period                     11.34     12.47     12.89      13.14      $11.35      $10.24
Number of accumulation units               23,568   11,706   8,601.84    6,109.16   2,619.56    2,249.51
outstanding at end of period
----------------------------------------- --------- -------- ---------- ----------- --------- -------------
----------------------------------------- --------- -------- ---------- ----------- --------- -------------
MAXIM MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period               11.77     11.88     12.01      11.15      $10.21      $10.00
Value at end of period                     11.08     11.77     11.88      12.01      $11.15      $10.21
Number of accumulation units               17,425    6,188   5,105.21    2,199.42
outstanding at end of period
----------------------------------------- --------- -------- ---------- ----------- --------- -------------
----------------------------------------- --------- -------- ---------- ----------- --------- -------------
MAXIM CONSERVATIVE PROFILE I
Value at beginning of period               12.51     12.23     11.61      11.14      $10.34      $10.00
Value at end of period                     12.35     12.51     12.23      11.61      $11.14      $10.34
Number of accumulation units               5,105     5,762   3,983.71    1,880.81    104.91
outstanding at end of period
----------------------------------------- --------- -------- ---------- ----------- --------- -------------
----------------------------------------- --------- -------- ---------- ----------- --------- -------------
MAXIM AGGRESSIVE PROFILE I
Value at beginning of period               12.41     13.23     14.28      11.79      $10.31      $10.00
Value at end of period                     10.16     12.41     13.23      14.28      $11.79      $10.31
Number of accumulation units               47,183   29,171   24,789.73  25,571.23   3,713.98     594.16
outstanding at end of period
----------------------------------------- --------- -------- ---------- ----------- --------- -------------
----------------------------------------- --------- -------- ---------- ----------- --------- -------------
FIDELITY VIP II CONTRAFUND
Value at beginning of period               11.72     13.43     14.46      11.70      $10.00
Value at end of period                     10.56     11.72     13.43      14.46      $11.70
Number of accumulation units               37,904   35,737   18,743.50  24,132.61
outstanding at end of period
----------------------------------------- --------- -------- ---------- ----------- ---------
ALGER AMERICAN BALANCED
Value at beginning of period               10.74     11.01     11.39      10.00
Value at end of period                      9.37     10.74     11.01      11.39
Number of accumulation units               6,592    10,322   5,064.04    3,334.40
outstanding at end of period
----------------------------------------- --------- -------- ---------- -----------
ALGER AMERICAN MIDCAP GROWTH
Value at beginning of period               12.33     13.26     12.21      10.00
Value at end of period                      8.64     12.33     13.26      12.21
Number of accumulation units               30,204   50,488   50,676.45   2,819.93
outstanding at end of period
----------------------------------------- --------- -------- ---------- -----------







---------------------------------------------- ---------- -------- ----------
INVESTMENT DIVISION  (0.55)                      2002      2001      2000
---------------------------------------------- ---------- -------- ----------
----------------------------------------------
ARTISAN INTERNATIONAL
Value at beginning of period                     7.12      8.51      10.00
Value at end of period                           5.74      7.12      8.51
Number of accumulation units outstanding at      7,588     5,267   1,005.81
end of period
---------------------------------------------- ---------- -------- ----------
---------------------------------------------- ---------- -------- ----------
INVESCO DYNAMICS
Value at beginning of period                     5.66      8.49      10.00
Value at end of period                           3.77      5.66      8.49
Number of accumulation units outstanding at     21,751    17,556   17,153.05
end of period
---------------------------------------------- ---------- -------- ----------
---------------------------------------------- ---------- -------- ----------
JANUS TWENTY
Value at beginning of period                     4.95      7.03      10.00
Value at end of period                           3.74      4.95      7.03
Number of accumulation units at end of period   31,903    50,805   40,607.78
---------------------------------------------- ---------- -------- ----------
---------------------------------------------- ---------- -------- ----------
JANUS WORLDWIDE
Value at beginning of period                     6.13      7.99      10.00
Value at end of period                           4.51      6.13      7.99
Number of accumulation units outstanding at     39,683    45,126   33,577.02
end of period
---------------------------------------------- ---------- -------- ----------
---------------------------------------------- ---------- -------- ----------
AIM SMALL-CAP GROWTH
Value at beginning of period                     10.00
Value at end of period                           7.45
Number of accumulation units at end of period    2,247
---------------------------------------------- ----------
---------------------------------------------- ----------
FEDERATED CAPITAL APPRECIATION
Value at beginning of period                     10.00
Value at end of period                           8.16
Number of accumulation units at end of period    3,191
---------------------------------------------- ----------
---------------------------------------------- ----------
LEGG MASON VALUE
Value at beginning of period                     10.00
Value at end of period                           8.45
Number of accumulation units at end of period    7,293
---------------------------------------------- ----------
---------------------------------------------- ----------
MFS STRATEGIC GROWTH
Value at beginning of period                     10.00
Value at end of period                           7.97
Number of accumulation units at end of period    2,902
---------------------------------------------- ----------
---------------------------------------------- ----------
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period                     10.00
Value at end of period                           7.89
Number of accumulation units at end of period     776
---------------------------------------------- ----------
---------------------------------------------- ----------
PIMCO TOTAL RETURN
Value at beginning of period                     10.00
Value at end of period                           10.69
Number of accumulation units at end of period   12,051
---------------------------------------------- ----------







----------------------------------------------- ---------- ----------- ----------- ------------ -----------
INVESTMENT DIVISION  (0.00)                       2002        2001        2000        1999         1998
----------------------------------------------- ---------- ----------- ----------- ------------ -----------
MAXIM MONEY MARKET
Value at beginning of period                      11.86      11.43       10.78        10.28       $10.00
Value at end of period                            12.02      11.86       11.43        10.78       $10.28
Number of accumulation units outstanding at      28,216      25,020    28,693.39    64,181.93   80,123.80
end of period
----------------------------------------------- ---------- ----------- ----------- ------------ -----------
MAXIM BOND
Value at beginning of period                      11.88      11.09       10.31        10.34       $10.00
Value at end of period                            12.95      11.88       11.09        10.31       $10.34
Number of accumulation units outstanding at      16,491      20,807    22,907.88    32,935.95   19,021.64
end of period
----------------------------------------------- ---------- ----------- ----------- ------------ -----------
MAXIM STOCK INDEX
Value at beginning of period                      10.80      12.23       13.28        11.09       $10.00
Value at end of period                            8.43       10.80       12.23        13.28       $11.09
Number of accumulation units outstanding at      480,385    525,365    554,803.94  560,272.75   444,254.02
end of period
----------------------------------------------- ---------- ----------- ----------- ------------ -----------
MAXIM U.S. GOVERNMENT SECURITIES
Value at beginning of period                      12.39      11.57       10.46        10.43       $10.00
Value at end of period                            13.60      12.39       11.57        10.46       $10.43
Number of accumulation units outstanding at      62,801      58,415    51,242.81    55,109.13    6,374.10
end of period
----------------------------------------------- ---------- ----------- ----------- ------------ -----------
MAXIM ARIEL MID-CAP VALUE
Value at beginning of period                      16.96      14.35       12.09        12.06       $10.00
Value at end of period                            15.14      16.96       14.35        12.09       $12.06
Number of accumulation units outstanding at      39,766      41,705    43,484.08    58,732.02   39,226.80
end of period
----------------------------------------------- ---------- ----------- ----------- ------------ -----------
MAXIM INDEX 600
Value at beginning of period                      12.37      11.70       10.61        9.48        $10.00
Value at end of period                            10.49      12.37       11.70        10.61       $9.48
Number of accumulation units outstanding at      10,490      11,525    13,796.44    14,500.50   11,591.13
end of period
----------------------------------------------- ---------- ----------- ----------- ------------ -----------
MAXIM TEMPLETON(R)INTERNATIONAL EQUITY
Value at beginning of period                      10.33      11.53       11.35        8.73        $10.00
Value at end of period                            8.47       10.33       11.53        11.35       $8.73
Number of accumulation units outstanding at      43,311      41,110    37,034.10    31,627.04   28,867.69
end of period
----------------------------------------------- ---------- ----------- ----------- ------------ -----------
----------------------------------------------- ---------- ----------- ----------- ------------ -----------
FIDELITY VIP GROWTH
Value at beginning of period                      12.27      14.90       16.74        12.18       $10.00
Value at end of period                            8.58       12.27       14.90        16.74       $12.18
Number of accumulation units outstanding at      64,250      65,066    71,676.33    82,726.28   56,691.14
end of period
----------------------------------------------- ---------- ----------- ----------- ------------ -----------
----------------------------------------------- ---------- ----------- ----------- ------------ -----------
MAXIM T. ROWE PRICE EQUITY/INCOME
Value at beginning of period                      12.06      11.87       10.51        10.17       $10.00
Value at end of period                            10.49      12.06       11.87        10.51       $10.17
Number of accumulation units outstanding at      71,756      74,636    75,115.23   104,951.02   114,503.07
end of period
----------------------------------------------- ---------- ----------- ----------- ------------ -----------







--------------------------------------------- ----------- ----------- ----------- ----------- -----------
INVESTMENT DIVISION  (0.00)                      2002        2001        2000        1999        1998
---------------------------------------------
--------------------------------------------- ----------- ----------- ----------- ----------- -----------
MAXIM T. ROWE PRICE MID-CAP GROWTH
Value at beginning of period                    16.24       16.42       15.30       12.28       $10.00
Value at end of period                          12.67       16.24       16.42       15.30       $12.28
Number of accumulation units outstanding at   1,468,272   1,105,320   790,764.55  450,551.56  176,746.72
end of period
--------------------------------------------- ----------- ----------- ----------- ----------- -----------
MAXIM ARIEL SMALL-CAP VALUE
Value at beginning of period                    15.01       12.97       10.24       10.87       $10.00
Value at end of period                          14.06       15.01       12.97       10.24       $10.87
Number of accumulation units outstanding at   1,040,392    682,781    431,552.88  257,904.70  117,016.71
end of period
--------------------------------------------- ----------- ----------- ----------- ----------- -----------
MAXIM LOOMIS SAYLES BOND
Value at beginning of period                    11.57       11.28       10.79       10.29       $10.00
Value at end of period                          12.85       11.57       11.28       10.79       $10.29
Number of accumulation units outstanding at    163,556     104,057    76,001.05   69,826.06   49,103.31
end of period
--------------------------------------------- ----------- ----------- ----------- ----------- -----------
MAXIM INVESCO ADR
Value at beginning of period                     8.97       10.74       11.96        9.75       $10.00
Value at end of period                           7.79        8.97       10.74       11.96       $9.75
Number of accumulation units outstanding at     13,152      11,069    12,896.48   10,506.29    5,065.09
end of period
--------------------------------------------- ----------- ----------- ----------- ----------- -----------
MAXIM INVESCO SMALL-CAP GROWTH
Value at beginning of period                    13.49       17.49       19.96       11.04       $10.00
Value at end of period                           9.31       13.49       17.49       19.96       $11.04
Number of accumulation units outstanding at     36,329      35,923    38,509.61   41,361.84   31,102.91
end of period
--------------------------------------------- ----------- ----------- ----------- ----------- -----------
MAXIM INVESCO BALANCED
Value at beginning of period                    11.92       13.55       13.82       11.84       $10.00
Value at end of period                           9.90       11.92       13.55       13.82       $11.84
Number of accumulation units outstanding at    869,969     762,833    620,702.16  457,632.00  206,749.57
end of period
--------------------------------------------- ----------- ----------- ----------- ----------- -----------
MAXIM VALUE INDEX
Value at beginning of period                    10.54       12.03       11.42       10.26       $10.00
Value at end of period                           8.28       10.54       12.03       11.42       $10.26
Number of accumulation units outstanding at     9,971       8,193     10,439.22    7,980.97    2,711.68
end of period
--------------------------------------------- ----------- ----------- ----------- ----------- -----------
--------------------------------------------- ----------- ----------- ----------- ----------- -----------
MAXIM GROWTH
INDEX
Value at beginning of period                    10.16       11.70       15.06       11.87       $10.00
Value at end of period                           7.72       10.16       11.70       15.06       $11.87
Number of accumulation units outstanding at     9,218       8.135      8,360.45    7,108.09     602.66
end of period
--------------------------------------------- ----------- ----------- ----------- ----------- -----------
--------------------------------------------- ----------- ----------- ----------- ----------- -----------
MAXIM LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period                    13.49       11.80        9.53        9.58       $10.00
Value at end of period                          11.53       13.49       11.80        9.53       $9.58
Number of accumulation units outstanding at     4,194       2,361      1,778.21    2,176.29    9,120.17
end of period
--------------------------------------------- ----------- ----------- ----------- ----------- -----------






------------------------------------------------ ------------ ----------- ------------ ------------- -----------
INVESTMENT DIVISION  (0.00)                         2002         2001        2000          1999         1998
------------------------------------------------ ------------ ----------- ------------ ------------- -----------
MAXIM FOUNDERS GROWTH & INCOME
Value at beginning of period                        8.01         9.71        12.08        10.50        $10.00
Value at end of period                              5.98         8.01        9.71         12.08        $10.50
Number of accumulation units outstanding at         2,953       2,698      2,512.18      3,248.53     1,779.20
end of period
------------------------------------------------ ------------ ----------- ------------ ------------- -----------
------------------------------------------------ ------------ ----------- ------------ ------------- -----------
MAXIM AGGRESSIVE PROFILE I
Value at beginning of period                        12.30       13.05        14.01        11.50        $10.00
Value at end of period                              10.13       12.30        13.05        14.01        $11.50
Number of accumulation units outstanding at       2,695,952   2,053,814   1,524,725.90  980,948.29   411,766.69
end of period
------------------------------------------------ ------------ ----------- ------------ ------------- -----------
------------------------------------------------ ------------ ----------- ------------ ------------- -----------
MAXIM MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period                        12.53       13.13        13.73        11.25        $10.00
Value at end of period                              11.02       12.53        13.13        13.73        $11.25
Number of accumulation units outstanding at       5,784,543   4,199,046   2,956,697.36 1,804,051.78  697,144.75
end of period
------------------------------------------------ ------------ ----------- ------------ ------------- -----------
------------------------------------------------ ------------ ----------- ------------ ------------- -----------
MAXIM MODERATE PROFILE I
Value at beginning of period                        12.43       12.78        12.96        11.13        $10.00
Value at end of period                              11.37       12.43        12.78        12.96        $11.13
Number of accumulation units outstanding at       4,015,222   2,784,761   1,899,302.27 1,219,880.72  419,765.72
end of period
------------------------------------------------ ------------ ----------- ------------ ------------- -----------
------------------------------------------------ ------------ ----------- ------------ ------------- -----------
MAXIM MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period                        11.77       11.80        11.87        10.95        $10.00
Value at end of period                              11.14       11.77        11.80        11.87        $10.95
Number of accumulation units outstanding at       1,399,483    907,841    669,293.04    443,954.25   177,087.47
end of period
------------------------------------------------ ------------ ----------- ------------ ------------- -----------
------------------------------------------------ ------------ ----------- ------------ ------------- -----------
MAXIM CONSERVATIVE PROFILE I
Value at beginning of period                        12.34       11.99        11.33        10.80        $10.00
Value at end of period                              12.25       12.34        11.99        11.33        $10.80
Number of accumulation units outstanding at       1,317,240   1,020,296   820,263.26    704,508.34   542,021.82
end of period
------------------------------------------------ ------------ ----------- ------------ ------------- -----------
------------------------------------------------ ------------ ----------- ------------ ------------- -----------
FIDELITY VIP II CONTRAFUND
Value at beginning of period                        11.92       13.59        14.55        11.71        $10.00
Value at end of period                              10.81       11.92        13.59        14.55        $11.71
Number of accumulation units outstanding at         1,165        647        591.75       1,704.69        -
end of period
------------------------------------------------ ------------ ----------- ------------ ------------- -----------
------------------------------------------------                                                     -----------
ALGER AMERICAN BALANCED
Value at beginning of period                        10.87       11.09        11.41        10.00
Value at end of period                              9.53        10.87        11.09        11.41
Number of accumulation units outstanding at          347          73          ---          ---
end of period
------------------------------------------------ ------------ ----------- ------------ -------------
------------------------------------------------ ------------ ----------- ------------ -------------
MAXIM BOND INDEX
Value at beginning of period                        12.00       11.16        10.03        10.00
Value at end of period                              13.16       12.00        11.16        10.03
Number of accumulation units outstanding at         4,277       1,774         ---          ---
end of period
------------------------------------------------ ------------ ----------- ------------ -------------
ALGER AMERICAN MIDCAP GROWTH
Value at beginning of period                        12.49       13.36        12.24        10.00
Value at end of period                              8.80        12.49        13.36        12.24
Number of accumulation units outstanding at         1,755       5,675      6,106.52      4,468.96
end of period
------------------------------------------------ ------------ ----------- ------------ -------------






--------------------------------------------- --------- ---------- --------- ---------
INVESTMENT DIVISION  (0.00)                     2002      2001       2000      1999
--------------------------------------------- --------- ---------- --------- ---------
--------------------------------------------- --------- ---------- --------- ---------
PIONEER EQUITY-INCOME VCT
Value at beginning of period                   10.41      11.21      9.76     10.00
Value at end of period                          8.72      10.41     11.21      9.76
Number of accumulation units outstanding at     134         3        ---       ---
end of period
--------------------------------------------- --------- ---------- --------- ---------
--------------------------------------------- --------- ---------- --------- ---------
AIM BLUE CHIP FUND
Value at beginning of period                    6.63      8.61.     10.00
Value at end of period                          4.88      6.63       8.61
Number of accumulation units outstanding at    2,575      1,870     29.74
end of period
--------------------------------------------- --------- ---------- ---------
--------------------------------------------- --------- ---------- ---------
AMERICAN CENTURY EQUITY-INCOME
Value at beginning of period                   13.25      11.91     10.00
Value at end of period                         12.59      13.25     11.91
Number of accumulation units outstanding at    4,757       869       ---
end of period
--------------------------------------------- --------- ---------- ---------
--------------------------------------------- --------- ---------- ---------
RS EMERGING GROWTH
Value at beginning of period                    5.51      7.58      10.00
Value at end of period                          3.30      5.51       7.58
Number of accumulation units outstanding at    5,320      1,737    2,705.97
end of period
--------------------------------------------- --------- ---------- ---------
--------------------------------------------- --------- ---------- ---------
ARTISAN INTERNATIONAL
Value at beginning of period                    7.18      8.54      10.00
Value at end of period                          5.83      7.18       8.54
Number of accumulation units outstanding at     244        15       15.37
end of period
--------------------------------------------- --------- ---------- ---------
--------------------------------------------- --------- ---------- ---------
INVESCO DYNAMICS
Value at beginning of period                    5.71      8.51      10.00
Value at end of period                          3.82      5.71       8.51
Number of accumulation units outstanding at    7,398      3,160     13.77
end of period
--------------------------------------------- --------- ---------- ---------
--------------------------------------------- --------- ---------- ---------
JANUS TWENTY
Value at beginning of period                    5.00      7.05      10.00
Value at end of period                          3.80      5.00       7.05
Number of accumulation units outstanding at    46,538     5,572     74.13
end of period
--------------------------------------------- --------- ---------- ---------
--------------------------------------------- --------- ---------- ---------
JANUS WORLDWIDE
Value at beginning of period                    6.18      8.02      10.00
Value at end of period                          4.57      6.18       8.02
Number of accumulation units outstanding at    7,008      3,068     68.81
end of period
--------------------------------------------- --------- ---------- ---------




------------------------------------------- -----------
INVESTMENT DIVISION  (0.00)                    2002
------------------------------------------- -----------
------------------------------------------- -----------
AIM SMALL-CAP GROWTH
Value at beginning of period                  10.00
Value at end of period                         7.48
Number of accumulation units outstanding       263
at end of period
------------------------------------------- -----------
------------------------------------------- -----------
AMERICAN CENTURY INCOME & GROWTH
Value at beginning of period                  10.00
Value at end of period                         8.09
Number of accumulation units outstanding       374
at end of period
------------------------------------------- -----------
------------------------------------------- -----------
FEDERATED CAPITAL APPRECIATION
Value at beginning of period                  10.00
Value at end of period                         8.19
Number of accumulation units outstanding      14,740
at end of period
------------------------------------------- -----------
------------------------------------------- -----------
LEGG MASON VALUE
Value at beginning of period                  10.00
Value at end of period                         8.50
Number of accumulation units outsanding         9
at end of period
------------------------------------------- -----------
------------------------------------------- -----------
MFS STRATEGIC GROWTH
Value at beginning of period                  10.00
Value at end of period                         8.00
Number of accumulation units outstanding       104
at end of period
------------------------------------------- -----------
------------------------------------------- -----------
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period                  10.00
Value at end of period                         7.91
Number of accumulation units outstanding        1
at end of period
------------------------------------------- -----------
------------------------------------------- -----------
PIMCO TOTAL RETURN
Value at beginning of period                  10.00
Value at end of period                        10.73
Number of accumulation units outstanding       224
at end of period
------------------------------------------- -----------
------------------------------------------- -----------

              APPENDIX B - CALCULATION OF THE NET INVESTMENT FACTOR

     The Net Investment Factor for each Variable Sub-Account for any Valuation Period is determined by dividing (a) by (b), and subtracting (c) from the result where:

(a) is the net result of:

     (i) the net asset value per share of the Eligible Fund shares determined as of the end of the current Valuation Period, plus

     (ii) the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Eligible Fund on shares if the "ex-dividend" date occurs during the current Valuation Period, minus or plus

     (iii) a per unit charge or credit for any taxes incurred by or provided for in the Variable Sub-Account, which is determined by GWL&A to have resulted from the investment operations of the Variable Sub-Account; and

(b)is the net asset value per share of the Eligible Fund shares determined as of the end of the immediately preceding Valuation Period, minus or plus

(c)is an amount representing the Mortality and Expense Risk Charge deducted from each Variable Sub-Account on a daily basis. Such amount is equal to 1.25%, 0.95%, 0.75%, 0.65%, 0.55%, or 0.00%, depending upon the Group
   Policyholder's Contract.

         The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit Value may increase, decrease or remain unchanged.

         The net asset value per share referred to in paragraphs (a) (i) and (b) above, reflect the investment performance of the Eligible Fund as well as the payment of Eligible Fund expenses.

                           FUTUREFUNDS SERIES ACCOUNT

                Group Flexible Premium Variable Annuity Contracts


                                    issued by


                   Great-West Life & Annuity Insurance Company

                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                        Telephone: (800) 701-8255 (U.S.)
                       (303) 737-4538 (Greenwood Village)





                       STATEMENT OF ADDITIONAL INFORMATION






         This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated May 1, 2003, which is available without charge by contacting Great-West Life & Annuity Insurance Company ("GWL&A") at the above address or at the above telephone number.




                                   May 1, 2003

                                TABLE OF CONTENTS

                                                                  Page


CUSTODIAN AND INDEPENDENT AUDITORS.................................B-1
UNDERWRITER........................................................B-1
CALCULATION OF PERFORMANCE DATA....................................B-1
FINANCIAL STATEMENTS...............................................B-2

                       CUSTODIAN AND INDEPENDENT AUDITORS

        A.       Custodian
                 ---------


        The assets of FutureFunds Series Account (the "Series Account") are held by Great-West Life & Annuity Insurance Company ("GWL&A"). The assets of the Series Account are kept physically segregated and held separate and apart from the general account of GWL&A. GWL&A maintains records of all purchases and redemptions of shares of the Eligible Funds. Additional protection for the assets of the Series Account is afforded by a financial institution bond issued to Great-West Lifeco Inc. in the amount of $50 million (Canadian) per occurrence, which covers all officers and employees of GWL&A.


        B.       Independent Auditors
                 --------------------

        The accounting firm of Deloitte & Touche LLP performs certain accounting and auditing services for GWL&A and the Series Account. The principal business address of Deloitte & Touche LLP is 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202-3942.


        The consolidated financial statements of GWL&A as of December 31, 2002 and 2001 and each of the three years in the period ended December 31, 2002, as well as the financial statements of the Series Account for the years ended December 31, 2002 and 2001, which are included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as set forth in their reports appearing herein and are included in reliance upon such reports given upon such firm as experts in accounting and auditing.


                                   UNDERWRITER


        The offering of the Group Contracts is made on a continuous basis by BenefitsCorp Equities, Inc. ("BCE"), a wholly owned subsidiary of GWL&A. BCE has received no underwriting commissions in connection with this offering.


                         CALCULATION OF PERFORMANCE DATA

A.      Yield and Effective Yield Quotations for the Money Market Investment
        Division


        The yield quotation for the Money Market Investment Division set forth in the Prospectus is for the seven-day period ended December 31, 2002 and is computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Investment Division at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Participant accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent.

        The effective yield quotation for the Money Market Investment Division set forth in the Prospectus is for the seven-day period ended December 31, 2002 and is carried to the nearest hundredth of one percent, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Investment Division at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Participant accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:


        EFFECTIVE YIELD = [(BASE PERIOD RETURN +1) 365/7]-1.


        For purposes of the yield and effective yield computations, the hypothetical charge reflects all deductions that are charged to all Participant accounts in proportion to the length of the base period, and for any fees that vary with the size of the account, the account size is assumed to be the Money Market Investment Division's mean account size. The specific percentage applicable to a particular withdrawal would depend on a number of factors including the length of time a Participant has participated under the Group Contracts. (See Administrative Charges, Risk Charges and Other Deductions in the Prospectus.) No deductions or sales loads are assessed upon annuitization under the Group Contracts. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the Money Market Investment Division's underlying Eligible Fund are excluded from the calculation of yield.


B.      Total Return Quotations for All Investment Divisions


        The total return quotations for all Investment Divisions set forth in the Prospectus are average annual total return quotations for the one, five and ten year periods ended December 31, 2002, or since inception if the Investment Division has not been in existence for at least the above listed period of time. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:


        P(1+T)n = ERV

                Where:   P =       a hypothetical initial payment of $1,000

                         T =       average annual total return

                         n =       number of years

                ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period

For purposes of the total return quotations for these Investment Divisions, the calculations take into effect all fees that are charged to the Participant Annuity Account Value, and for any fees that vary with the size of the account, the account size is assumed to be the respective Investment Divisions' mean account size. The calculations also assume a complete redemption as of the end of the particular period and the maximum applicable contingent deferred sales charge.


        In addition to standardized performance, "non-standardized performance" data is also provided. Unlike standardized performance, non-standardized performance reflects average annual total return for periods prior to the inception of the Investment Division. This is possible in cases where the underlying Eligible Fund in which the Investment Division invests was created before the Investment Division's inception date. Consequently, the underlying Eligible Fund established a performance track record even before the Investment Division was created. In the case of an Investment Division that was recently created, there will be no standardized performance to show because the Investment Division will have been in existence for less than one full year. In these cases, only non-standardized performance is provided if the underlying Eligible Fund in which such an Investment Division invests was in existence prior to the Investment Division's inception date. Both standardized performance and non-standardized performance utilize the same calculation method which reflects deductions for the highest level of recurring charges under the Group Contract. However, non-standardized performance may be shown with and without the effect of any Contingent Deferred Sales Charges imposed upon a total withdrawal of your interest in the Group Contract.


                              FINANCIAL STATEMENTS


        The consolidated financial statements of GWL&A as contained herein should be considered only as bearing upon GWL&A's ability to meet its obligations under the Group Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interest of Participants under the Group Contracts are affected solely by the investment results of the Series Account.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
               (A wholly-owned subsidiary of GWL&A Financial Inc.)

              Consolidated Financial Statements for the Years Ended
                      December 31, 2002, 2001, and 2000 and
                          Independent Auditors' Report

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of Great-West Life & Annuity Insurance Company:

We have audited the accompanying consolidated balance sheets of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2002 and 2001, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP
DELOITTE & TOUCHE LLP
Denver, Colorado
January 27, 2003

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS
DECEMBER 31, 2002 AND 2001

====================================================================================================================================
(Dollars in Thousands)

                                                                             2002                      2001
                                                                    -----------------------    ----------------------
ASSETS

INVESTMENTS:
  Fixed maturities, available-for-sale, at fair value
  (amortized cost $9,910,662 and $9,904,453)                      $          10,371,152     $           10,116,175
  Common stock, at fair value (cost $102,862 and
    $74,107 )                                                                    90,188                     73,344
  Mortgage loans on real estate (net of allowances
    of $55,654 and $57,654)                                                     417,412                    613,453
  Real estate                                                                     3,735                     11,838
  Policy loans                                                                2,964,030                  3,000,441
  Short-term investments, available-for-sale (cost
    $709,592 and $427,398)                                                      709,804                    424,730
                                                                    -----------------------    ----------------------

      Total Investments                                                      14,556,321                 14,239,981

OTHER ASSETS:
  Cash                                                                          154,600                    213,731
  Reinsurance receivable
    Related party                                                                 3,104                      3,678
    Other                                                                       238,049                    278,674
  Deferred policy acquisition costs                                             267,846                    275,570
  Investment income due and accrued                                             133,166                    130,775
  Amounts receivable related to uninsured accident
    and health plan claims (net of allowances of
    $42,144 and $53,431)                                                         86,228                    132,988
  Premiums in course of collection (net of
     allowances of $12,011 and $22,217)                                          54,494                     99,811
  Deferred income taxes                                                          69,016                    112,912
  Other assets                                                                  754,869                    745,617
SEPARATE ACCOUNT ASSETS                                                      11,338,376                 12,584,661
                                                                    -----------------------    ----------------------








TOTAL ASSETS                                                      $          27,656,069     $           28,818,398
                                                                    =======================    ======================

                                                                                                    (Continued)









====================================================================================================================================

                                                                                      2002                2001
                                                                                -----------------   -----------------
LIABILITIES AND STOCKHOLDER'S EQUITY

POLICY BENEFIT LIABILITIES:
    Policy reserves
      Related party                                                          $         518,587    $        532,374
      Other                                                                         11,732,627          11,679,122
    Policy and contract claims                                                         378,995             401,389
    Policyholders' funds                                                               299,730             242,916
    Provision for policyholders' dividends                                              76,983              74,740
    Undistributed earnings on participating business                                   170,456             163,086
GENERAL LIABILITIES:
    Due to GWL                                                                          33,841              41,874
    Due to GWL&A Financial                                                             171,416             214,831
    Repurchase agreements                                                              323,200             250,889
    Commercial paper                                                                    96,645              97,046
    Other liabilities                                                                  850,757           1,064,996
SEPARATE ACCOUNT LIABILITIES                                                        11,338,376          12,584,661
                                                                                -----------------   -----------------
      Total Liabilities                                                             25,991,613          27,347,924
                                                                                -----------------   -----------------

COMMITMENTS AND CONTINGENCIES

STOCKHOLDER'S EQUITY:
    Preferred stock, $1 par value, 50,000,000 shares authorized, 0 shares issued and outstanding Common stock, $1 par value; 50,000,000 shares
      authorized; 7,032,000 shares issued and outstanding                                7,032               7,032
    Additional paid-in capital                                                         719,709             712,801
    Accumulated other comprehensive income                                             150,616              76,507
    Retained earnings                                                                  787,099             674,134
                                                                                -----------------   -----------------
      Total Stockholder's Equity                                                     1,664,456           1,470,474
                                                                                -----------------   -----------------








TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                                   $      27,656,069    $     28,818,398
                                                                                =================   =================

See notes to consolidated financial statements.                                                       (Concluded)




GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME
YEARS ENDED DECEMBER 31, 2002, 2001, AND 2000
====================================================================================================================================
(Dollars in Thousands)

                                                                   2002                2001               2000
                                                              ----------------   -----------------  -----------------
REVENUES:
  Premiums
    Related party                                          $         16,715   $         18,144    $        20,853
    Other (net of premiums ceded totaling
      $83,789, $82,028, and $115,404)                             1,103,380          1,185,495          1,311,713
  Fee income                                                        883,562            947,255            871,627
  Net investment income (expense)
    Related party                                                   (14,818)           (14,546)           (14,517)
    Other                                                           934,183            949,302            939,550
  Net realized gains on investments                                  41,626             46,825             28,283
                                                              ----------------   -----------------  -----------------
                                                              ----------------   -----------------  -----------------
                                                                  2,964,648          3,132,475          3,157,509
BENEFITS AND EXPENSES:
  Life and other policy benefits (net of
    reinsurance recoveries totaling $50,974,
    $40,144, and $62,803)                                           936,215          1,029,495          1,122,560
  Increase in reserves                                               71,348             58,433             53,550
  Interest paid or credited to contractholders                      498,549            530,027            490,131
  Provision for policyholders' share of earnings
    on participating business                                         7,790              2,182              5,188
  Dividends to policyholders                                         78,851             76,460             74,443
                                                              ----------------   -----------------  -----------------
                                                              ----------------   -----------------  -----------------
                                                                  1,592,753          1,696,597          1,745,872

  Commissions                                                       185,450            197,099            204,444
  Operating expenses (income):
    Related party                                                      (861)            (1,043)              (704)
    Other                                                           742,840            788,153            769,477
  Premium taxes                                                      30,714             36,911             45,286
  Special charges                                                                      127,040
                                                              ----------------   -----------------  -----------------
                                                              ----------------   -----------------  -----------------
                                                                  2,550,896          2,844,757          2,764,375

INCOME BEFORE INCOME TAXES                                          413,752            287,718            393,134
PROVISION FOR INCOME TAXES:
  Current                                                           126,222            136,965            108,509
  Deferred                                                            3,993            (41,993)            25,531
                                                              ----------------   -----------------  -----------------
                                                              ----------------   -----------------  -----------------
                                                                    130,215             94,972            134,040
                                                              ----------------   -----------------  -----------------
NET INCOME                                                 $        283,537   $        192,746    $       259,094
                                                              ================   =================  =================



See notes to consolidated financial statements.



GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
YEARS ENDED DECEMBER 31, 2002, 2001, AND 2000
===================================================================================================================
(Dollars in Thousands)

                                                                                                         Accumulated Other
                                                                                                           Comprehensive
                                                                                                     Income (Loss)
                                                                                        -----------------------------------------
                                                                        Additional         Unrealized               Minimum
                                       Preferred         Common           Paid-in        Gains (Losses)        Pension Liability
                                         Stock            Stock           Capital         on Securities           Adjustment
                                      ------------    --------------    ------------    ------------------     ------------------
BALANCES, JANUARY 1, 2000          $             0 $       7,032     $       700,316 $          (84,861)   $                 0
   Net income
   Other comprehensive income                                                                   118,533

Total comprehensive income

Dividends
Capital contributions -
  Parent stock options                                                        15,052
Income tax benefit on stock
  compensation                                                                 2,336
                                      ------------    --------------    ------------    ------------------     ------------------
BALANCES, DECEMBER 31, 2000                      0         7,032             717,704             33,672                      0
                                      ------------    --------------    ------------    ------------------     ------------------
   Net income
   Other comprehensive income                                                                    42,835

Total comprehensive income

Dividends
Capital contributions adjustment -
  Parent stock options                                                       (12,098)
Income tax benefit on stock
   compensation                                                                7,195
                                      ------------    --------------    ------------    ------------------     ------------------
BALANCES, DECEMBER 31, 2001                      0         7,032             712,801             76,507                      0
                                      ------------    --------------    ------------    ------------------     ------------------
   Net income
   Other comprehensive income                                                                    86,993                (12,884)

Total comprehensive income

Dividends
Income tax benefit on stock
   compensation                                                                6,908
                                      ------------    --------------    ------------    ------------------     ------------------
BALANCES, DECEMBER 31, 2002        $             0 $       7,032     $       719,709 $          163,500    $           (12,884)
                                      ============    ==============    ============    ==================     ==================






                                              Retained
                                              Earnings           Total
                                            --------------    -------------
BALANCES, JANUARY 1, 2000                $     544,076     $     1,166,563
   Net income                                  259,094             259,094
   Other comprehensive income                                      118,533
                                                              -------------
Total comprehensive income                                         377,627
                                                              -------------
Dividends                                     (134,149)           (134,149)
Capital contributions -
  Parent stock options                                              15,052
Income tax benefit on stock
  compensation                                                       2,336
                                            --------------    -------------
BALANCES, DECEMBER 31, 2000                    669,021           1,427,429
                                            --------------    -------------
   Net income                                  192,746             192,746
   Other comprehensive income                                       42,835
                                                              -------------
Total comprehensive income                                         235,581
                                                              -------------
Dividends                                     (187,633)           (187,633)
Capital contributions adjustment -
  Parent stock options                                             (12,098)
Income tax benefit on stock
   compensation                                                      7,195
                                            --------------    -------------
BALANCES, DECEMBER 31, 2001                    674,134           1,470,474
                                            --------------    -------------
   Net income                                  283,537             283,537
   Other comprehensive income                                       74,109
                                                              -------------
Total comprehensive income                                         357,646
                                                              -------------
Dividends                                     (170,572)           (170,572)
Income tax benefit on stock
   compensation                                                      6,908
                                            --------------    -------------
BALANCES, DECEMBER 31, 2002              $     787,099     $     1,664,456
                                            ==============    =============



See notes to consolidated financial statements.







GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 2002, 2001, AND 2000
====================================================================================================================================
(Dollars in Thousands)

                                                                    2002               2001               2000
                                                              -----------------  -----------------  -----------------
OPERATING ACTIVITIES:
  Net income                                               $        283,537    $       192,746    $       259,094
  Adjustments to reconcile net income to net
    Cash provided by operating activities:
      Earnings allocated to participating
        Policyholders                                                 7,790              2,182              5,188
      Amortization of investments                                   (76,002)           (82,955)           (62,428)
      Net realized gains on investments                             (41,626)           (46,825)           (28,283)
      Depreciation and amortization (including
        Goodwill impairment in 2001)                                 37,639             62,101             41,693
      Deferred income taxes                                           3,993            (41,993)            25,531
      Stock compensation (adjustment)                                                  (12,098)            15,052
  Changes in assets and liabilities, net of Effects from acquisitions:
      Policy benefit liabilities                                    622,854            334,025            310,511
      Reinsurance receivable                                         41,199            (48,384)           (35,368)
      Receivables                                                    89,686            153,350           (128,382)
      Bank overdrafts                                               (41,901)           (29,121)           102,073
      Other, net                                                   (159,562)           157,228           (119,359)
                                                              -----------------  -----------------  -----------------
        Net cash provided by operating activities                   767,607            640,256            385,322
                                                              -----------------  -----------------  -----------------


















                                                                                                    (Continued)





GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 2002, 2001, AND 2000
(Dollars in Thousands)
====================================================================================================================================

                                                                    2002               2001               2000
                                                              -----------------  -----------------  -----------------

INVESTING ACTIVITIES:
  Proceeds from sales, maturities, and
    redemptions of investments:
    Fixed maturities
         Held-to-maturity
           Sales                                                                                            8,571
           Maturities and redemptions                                                                     323,728
         Available-for-sale
           Sales                                                  5,729,919          5,201,692          1,460,672
           Maturities and redemptions                             1,456,176          1,244,547            887,420
    Mortgage loans                                                  210,224            224,810            139,671
    Real estate                                                       3,570                                 8,910
    Common stock                                                      2,798             38,331             61,889
  Purchases of investments:
    Fixed maturities
         Held-to-maturity                                                                                (100,524)
         Available-for-sale                                      (7,369,364)        (6,878,213)        (2,866,228)
    Mortgage loans                                                                                         (4,208)
    Real estate                                                      (2,768)            (3,124)           (20,570)
    Common stock                                                    (29,690)           (27,777)           (52,972)
    Corporate owned life insurance                                                    (100,000)
    Other, net                                                      (77,769)            95,808           (100,935)
    Acquisitions, net of cash acquired                                                                     82,214
                                                              -----------------  -----------------  -----------------

          Net cash used in investing activities            $        (76,904)   $      (203,926)   $      (172,362)
                                                              =================  =================  =================






                                                                                                    (Continued)




GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 2002, 2001, AND 2000,
====================================================================================================================================
(Dollars in Thousands)

                                                                   2002               2001                2000
                                                             -----------------   ----------------   -----------------
FINANCING ACTIVITIES:
  Contract withdrawals, net of deposits                   $       (599,724)   $       (483,285)  $       (220,167)
  Due to GWL                                                        (8,033)             (1,207)             7,102
  Due to GWL&A Financial                                           (43,415)             45,245              3,665
  Dividends paid                                                  (170,572)           (187,633)          (134,149)
  Net commercial paper borrowings
    (repayments)                                                      (401)               (585)            97,631
  Net repurchase agreements borrowings
     (repayments)                                                   72,311             250,889            (80,579)
                                                             -----------------   ----------------   -----------------
      Net cash used in financing activities                       (749,834)           (376,576)          (326,497)
                                                             -----------------   ----------------   -----------------

NET (DECREASE) INCREASE IN CASH                                    (59,131)             59,754           (113,537)

CASH, BEGINNING OF YEAR                                            213,731             153,977            267,514
                                                             -----------------   ----------------   -----------------

CASH, END OF YEAR                                         $        154,600    $        213,731   $        153,977
                                                             =================   ================   =================

SUPPLEMENTAL DISCLOSURES OF
CASH FLOW INFORMATION
  Cash paid during the year for:
    Income taxes                                          $        164,863    $         59,895   $         78,510
    Interest                                                        16,697              17,529             21,060

Non-cash financing activity:
  Effect on capital - Parent stock options                                             (12,098)            15,052





See notes to consolidated financial statements.                                                       (Concluded)


GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2002, 2001, AND 2000
================================================================================
(Amounts in Thousands, except Share Amounts)

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

       Organization - Great-West Life & Annuity Insurance Company (the Company) is a wholly-owned subsidiary of GWL&A Financial Inc. (GWL&A Financial), a holding company formed in 1998. The Company offers a wide range of life insurance, health insurance, and retirement and investment products to individuals, businesses, and other private and public organizations throughout the United States. The Company is an insurance company domiciled in the State of Colorado, and is subject to regulation by the Colorado Division of Insurance.

       On December 31, 2000, the Company and certain affiliated companies completed a corporate reorganization. Prior to December 31, 2000, GWL&A Financial was an indirect wholly-owned subsidiary of The Great-West Life Assurance Company (GWL). Under the new structure, GWL&A Financial and GWL each continue to be indirectly and directly, respectively, owned by Great-West Lifeco Inc., a Canadian holding company (the Parent or LifeCo), but GWL no longer holds an equity interest in the Company or GWL&A Financial.

       Basis of Presentation - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates are required to account for policy reserves, allowances for credit losses, deferred policy acquisition costs, and valuation of privately placed fixed maturities. Actual results could differ from those estimates. The consolidated financial statements include the accounts of the Company and its subsidiaries. All material inter-company transactions and balances have been eliminated in consolidation.

       Certain reclassifications have been made to the 2001 and 2000 financial statements and related footnotes to conform to the 2002 presentation. These changes in classification had no effect on previously reported stockholder's equity or net income.

       Investments - Investments are reported as follows:

        1. Management has classified its fixed maturities as available for sale and carries them at fair value with the net unrealized gains and losses (net of deferred taxes) reported as accumulated other comprehensive income (loss) in stockholder's equity.

              Premiums and discounts are recognized as a component of net investment income using the effective interest method. Realized gains and losses, and declines in value judged to be other-than-temporary are included in net realized gains/(losses) on investments.

       2. Mortgage loans on real estate are carried at their unpaid balances adjusted for any unamortized premiums or discounts and any allowances for uncollectible accounts. Interest income is accrued on the unpaid principal balance. Discounts and premiums are amortized to net investment income using the effective interest method. Accrual of interest is discontinued on any impaired loans where collection of interest is doubtful.

              The Company maintains an allowance for credit losses at a level that, in management's opinion, is sufficient to absorb credit losses on its impaired loans. Management's judgement is based on past loss experience, current and projected economic conditions, and extensive situational analysis of each individual loan. The measurement of impaired loans is based on the fair value of the collateral.

       3. Real estate is carried at cost. The carrying value of real estate is subject to periodic evaluation of recoverability.

       4. Investments in common stock are carried at fair value with net unrealized gains and losses (net of deferred taxes) reported as accumulated other comprehensive income (loss) in stockholder's equity.

       5.     Policy loans are carried at their unpaid balances.

       6. Short-term investments include securities purchased with initial maturities of one year or less and are carried at fair value. The Company considers short-term investments to be available-for-sale.

       7. Gains and losses realized on disposal of investments are determined on a specific identification basis.

       Cash - Cash includes only amounts in demand deposit accounts.

       Internal Use Software - Capitalized internal use software development costs of $55,363 and $44,914 are included in other assets at December 31, 2002, and 2001, respectively. The Company capitalized, net of depreciation, $10,448, $6,896 and $17,309 of internal use software development costs for the years ended December 31, 2002, 2001 and 2000, respectively.

       Deferred Policy Acquisition Costs - Policy acquisition costs, which primarily consist of sales commissions and costs associated with the Company's group sales representatives related to the production of new business, have been deferred to the extent recoverable. These costs are variable in nature and are dependent upon sales volume. Deferred costs associated with the annuity products are being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustments of these amounts are made when the Company revises its estimates of current or future gross profits. Deferred costs associated with traditional life insurance are amortized over the premium paying period of the related policies in proportion to premium revenues recognized. Amortization of deferred policy acquisition costs totaled $38,707, $44,096, and $36,834 in 2002, 2001, and 2000, respectively.

       Separate Accounts - Separate account assets and related liabilities are carried at fair value. The Company's separate accounts invest in shares of Maxim Series Fund, Inc. and Orchard Series Fund, open-end management investment companies which are affiliates of the Company, shares of other non-affiliated mutual funds, and government and corporate bonds. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and, therefore, are not included in the Company's statements of income. Revenues to the Company from the separate accounts consist of contract maintenance fees, administrative fees, and mortality and expense risk charges.

       Life Insurance and Annuity Reserves - Life insurance and annuity policy reserves with life contingencies of $8,029,337 and $7,941,905 at December 31, 2002 and 2001, respectively, are computed on the basis of estimated mortality, investment yield, withdrawals, future maintenance and settlement expenses, and retrospective experience rating premium refunds. Annuity contract reserves without life contingencies of $4,152,594 and $4,188,553 at December 31, 2002 and 2001, respectively, are established at the contractholder's account value.

       Reinsurance - Policy reserves ceded to other insurance companies are carried as a reinsurance receivable on the balance sheet. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies (see Note 5).

       Policy and Contract Claims - Policy and contract claims include provisions for reported life and health claims in process of settlement, valued in accordance with the terms of the related policies and contracts, as well as provisions for claims incurred and unreported based primarily on prior experience of the Company.

       Participating Fund Account - Participating life and annuity policy reserves are $4,947,081 and $4,844,214 at December 31, 2002 and 2001,
       respectively. Participating business approximates 24.8%, 25.8%, and 28.6% of the Company's ordinary life insurance in force and 80.2%, 85.4%, and 85.2% of ordinary life insurance premium income for the years ended December 31, 2002, 2001, and 2000, respectively.

       The amount of dividends to be paid from undistributed earnings on participating business is determined annually by the Board of Directors. Earnings allocable to participating policyholders are consistent with established Company practice.

       The Company has established a Participating Policyholder Experience Account (PPEA) for the benefit of all participating policyholders of which is included in the accompanying consolidated balance sheets. Earnings associated with the operation of the PPEA are credited to the benefit of all participating policyholders. In the event that the assets of the PPEA are insufficient to provide contractually guaranteed benefits, the Company must provide such benefits from its general assets.

       The Company has also established a Participation Fund Account (PFA) for the benefit of the participating policyholders previously transferred to the Company from GWL under an assumption reinsurance transaction. The PFA is part of the PPEA. Earnings derived from the operation of the PFA, net of a management fee paid to the Company, accrue solely for the benefit of the transferred participating policyholders.

       Repurchase Agreements and Securities Lending - The Company enters into repurchase agreements with third-party broker/dealers in which the Company sells securities and agrees to repurchase substantially similar securities at a specified date and price. Such agreements are accounted for as collateralized borrowings. Interest expense on repurchase agreements is recorded at the coupon interest rate on the underlying securities. The repurchase fee is amortized over the term of the related agreement and recognized as an adjustment to net investment income.

       The Company receives collateral for lending securities that are held as part of its investment portfolio. The company requires collateral in an amount greater than or equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in event of default by the borrower. The Company's securitized lending transactions are accounted for as collateralized borrowings.

       Derivatives - The Company makes limited use of derivative financial instruments to manage interest rate, market, and foreign exchange risk associated with invested assets. Derivatives are not used for speculative purposes. The Company controls the credit risk of its financial contracts through credit approvals, limits, and monitoring procedures. As the Company generally enters into derivative transactions only with high quality institutions, no losses associated with non-performance on derivative financial instruments have occurred or are expected to occur. Derivative instruments typically used consist of interest rate swap agreements, credit default swaps, interest rate floors and caps, foreign currency exchange contracts, options, and interest rate futures.

       Interest rate swap agreements are used to convert the interest rate on certain debt securities from a floating rate to a fixed rate or vice versa, to convert from a fixed rate to a floating rate. Credit default swaps may be used in conjunction with another purchased security to reproduce the investment characteristics of a cash investment in the same credit. Interest rate floors and caps are interest rate protection instruments that require the payment by a counter-party to the Company of an interest rate differential only if interest rates fall or rise to certain levels. The differential represents the difference between current interest rates and an agreed upon rate, the strike rate, applied to a notional principal amount. Foreign currency exchange contracts are used to hedge the foreign exchange rate risk associated with bonds denominated in other than U.S. dollars. Written call options are used in conjunction with interest rate swap agreements to effectively convert convertible, fixed rate bonds to non-convertible variable rate bonds as part of the Company's overall asset/liability matching program. Purchased put options are used to protect against significant drops in equity markets. Interest rate futures are used to hedge the interest rate risks of forecasted acquisitions of fixed rate fixed maturity investments.

       The Company also uses derivatives to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These securities, called replication synthetic asset transactions (RSAT's), are a combination of a derivative and a cash security to synthetically create a third replicated security. As of December 31, 2002, the Company has one such security that has been created through the combination of a credit default swap and U.S. Government Agency security. These derivatives do not qualify as hedges and therefore, changes in fair value are recorded in earnings.

       Effective January 1, 2001, the Company adopted Financial Accounting Standards Board (FASB) Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS No. 133), as amended by FASB Statement No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities." The adoption of SFAS 133 resulted in an approximate $1,000 after-tax increase to accumulated comprehensive income, which has been included in the 2001 change in other comprehensive income in the Statement of Stockholder's Equity.

       The Statements require all derivatives, whether designated in hedging relationships or not, to be recorded on the balance sheet at fair value. If the derivative is designated as a fair value hedge, the changes in the fair value of the derivative and of the hedged item attributable to the hedged risk are recognized in earnings. If the derivative is designated as a cash flow hedge, the effective portions of the changes in the fair value of the derivative are recorded in accumulated other comprehensive income and are recognized in the income statement when the hedged item affects earnings. Ineffective portions of changes in the fair value of cash flow hedges and changes in fair value of derivatives not qualifying for hedge accounting are recognized in earnings.

       The Company occasionally purchases a financial instrument that contains a derivative instrument that is "embedded" in the financial instrument. Upon purchasing the instrument, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e, the host contract) and whether a separate instrument with the same terms as the embedded instrument could meet the definition of a derivative instrument. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract, carried at fair value, and changes in its fair value are included in earnings.

       Hedge ineffectiveness of $177 and $907, determined in accordance with SFAS No. 133, was recorded as a decrease to net investment income for the years ended December 31, 2002 and 2001, respectively.

       Derivative gains and losses included in accumulated other comprehensive income (OCI) are reclassified into earnings at the time interest income is recognized or interest receipts are received on bonds. Derivative gains of $563 and $469 were reclassified to net investment income in 2002 and 2001, respectively. The Company estimates that $837 of net derivative gains included in OCI will be reclassified into net investment income within the next twelve months.

       Revenue Recognition - In December 1999, the Securities and Exchange Commission issued Staff Accounting Bulletin (SAB) No. 101, "Revenue Recognition in Financial Statements (SAB No. 101)," which provides guidance with respect to revenue recognition issues and disclosures. As amended by SAB No. 101B, "Second Amendment: Revenue Recognition in Financial Statements," the Company implemented the provisions of SAB No. 101 during the fourth quarter of 2000. The adoption of SAB No. 101 did not affect the Company's revenue recognition practices.

       Recognition of Premium and Fee Income and Benefits and Expenses - Life insurance premiums are recognized when due. Annuity premiums with life contingencies are recognized as received. Accident and health premiums are earned on a monthly pro rata basis. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance, contract administration, and surrender fees that have been assessed against the contract account balance during the period and are recognized when earned. Fee income is derived primarily from contracts for claim processing or other administrative services related to uninsured business and from assets under management. Fees from contracts for claim processing or other administrative services are recorded as the services are provided. Fees from assets under management, which consist of contract maintenance fees, administration fees and mortality and expense risk charges, are recognized when due. Benefits and expenses on policies with life contingencies are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for future policy benefit reserves. The average crediting rate on annuity products was approximately 5.9%, 6.1%, and 6.2% in 2002, 2001, and 2000.

       Income Taxes - Income taxes are recorded using the asset and liability approach, which requires, among other provisions, the recognition of deferred tax assets and liabilities for expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns. In estimating future tax consequences, all expected future events (other than the enactments or changes in the tax laws or rules) are considered. Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized.

       Stock Options - The Company applies the intrinsic value measurement approach under APB Opinion No. 25, "Accounting for Stock Issued to Employees", to stock-based compensation awards to employees, as interpreted by AIN-APB 25 as it relates to accounting for stock options granted by the Parent to Company employees (see Note 14).

       Transfers and Servicing of Financial Assets and Extinguishments of Liabilities - FASB has issued Statement No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities - A replacement of FASB Statement No. 125" (SFAS No. 140), which revises the standards for accounting for securitizations and other transfers of financial assets and collateral, and requires certain disclosures. SFAS 140 was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. Certain disclosure requirements under SFAS No. 140 were effective December 15, 2000, and these requirements have been incorporated in the Company's financial statements. The adoption of SFAS No. 140 did not have a significant effect on the financial position or results of operations of the Company.

       Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interest in Securitized Financial Assets - Effective April 1, 2001, the Company adopted Emerging Issues Task Force Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interest in Securitized Financial Assets" (EITF 99-20). This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific evaluation methods to these securities for an other-than-temporary decline in value. The adoption of EITF 99-20 did not have a material impact on the Company's financial position or results of operations.

       Business Combinations - On June 29, 2001 Statement of Financial Accounting Standards (SFAS) FAS No.141, "Business Combinations" (SFAS No.
       141) was approved by the FASB. SFAS No. 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001. The Company implemented SFAS No. 141 on July 1, 2001. Adoption of the Statement did not have a material impact on the Company's financial position or results of operations.

       Goodwill and Other Intangible Assets - On June 29, 2001, SFAS No. 142, "Goodwill and Other Intangible Assets" (SFAS No. 142) was approved by the FASB. SFAS No. 142 changes the accounting for goodwill and certain other intangibles from an amortization method to an impairment-only approach. Amortization of goodwill, including goodwill recorded in past business combinations, ceased upon adoption of this statement. The Company implemented SFAS No. 142 on January 1, 2002. Adoption of this Statement did not have a material impact on the Company's financial position or results of operations.

       Selected Loan Loss Allowance Methodology - In July 2001, the SEC released Staff Accounting Bulletin No. 102, "Selected Loan Loss Allowance Methodology and Documentation Issues" (SAB 102). SAB 102 summarizes certain of the SEC's views on the development, documentation and application of a systematic methodology for determining allowances for loan and lease losses. Adoption of SAB 102 by the Company did not have a material impact on the Company's financial position or results of operations.

       Long Lived Assets - In August 2001, the FASB issued SFAS No.144 "Accounting for the Impairment or Disposal of Long-Lived Assets" (SFAS No.144). SFAS No.144 supercedes current accounting guidance relating to impairment of long-lived assets and provides a single accounting methodology for long-lived assets to be disposed of, and also supercedes existing guidance with respect to reporting the effects of the disposal of a business. SFAS No.144 was adopted January 1, 2002 without a material impact on the Company's financial position or results of operations.

       Technical Corrections - April 2002, the FASB issued Statement No. 145 "Rescission of FASB No. 4, 44 and 64, Amendment of FASB Statement No. 13, and Technical Corrections" (SFAS No. 145). FASB No. 4 required all gains or losses from extinguishment of debt to be classified as extraordinary items net of income taxes. SFAS No. 145 requires that gains and losses from extinguishment of debt be evaluated under the provision of Accounting Principles Board Opinion No. 30, and be classified as ordinary items unless they are unusual or infrequent or meet the specific criteria for treatment as an extraordinary item. This statement is effective January 1, 2003. The Company does not expect this statement to have a material effect on the Company's financial position or results of operations.

       Costs Associated With Exit or Disposal Activities - In July 2002, the FASB issued Statement No. 146 "Accounting for Costs Associated With Exit or Disposal Activities" (SFAS No. 146). This statement addresses financial accounting and reporting for costs associated with exit or disposal activities and nullifies EITF Issue No. 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity (including Certain Costs Incurred in a Restructuring)." This statement requires recognition of a liability for a cost associated with an exit or disposal activity when the liability is incurred, as opposed to when the entity commits to an exit plan under EITF 94-3. SFAS No. 146 is to be applied prospectively to exit or disposal activities initiated after December 31, 2002. The Company does not expect this statement to have a material impact on the Company's financial position or results of operations.

2.     ACQUISITIONS AND SPECIAL CHARGES

       Effective January 1, 2000, the Company co-insured the majority of General American Life Insurance Company's (General American) group life and health insurance business, which primarily consists of administrative services only and stop loss policies. The agreement converted to an assumption reinsurance agreement January 1, 2001. The Company assumed approximately $150,000 of policy reserves and miscellaneous liabilities in exchange for $150,000 of cash and miscellaneous assets from General American.

       On October 6, 1999, the Company entered into a purchase and sale agreement with Allmerica Financial Corporation (Allmerica) to acquire via assumption reinsurance Allmerica's group life and health insurance business on March 1, 2000. This business primarily consists of administrative services only, and stop loss policies. The in-force business was immediately co-insured back to Allmerica and then underwritten and retained by the Company upon each policy renewal date. The effect of this transaction was not material to the Company's results of operations or financial position.

       Alta Health & Life Insurance Company (Alta) was acquired by the Company on July 8, 1998. During 1999 and 2000 the Alta business continued to be run as a free-standing unit but was converted to the Company's system and accounting processes. This conversion program resulted in significant issues related to pricing, underwriting, and administration of the business. The Company has decided to discontinue writing new Alta business and all Alta customers will be moved to the Company's contracts over time. All Alta sales and administration staff have become employees of the Company and the underwriting functions are being conducted by the underwriting staff of the Company. In the second quarter of 2001, the Company recorded a $127 million special charge ($80.9 million, net of tax), related to its decision to cease marketing the Alta products. The principal components of the charge include $46 million from premium deficiency reserves, $29 million from premium receivables, $28 million from uninsured accident and health plan claim receivables and $24 million from goodwill and other.

3.     RELATED-PARTY TRANSACTIONS

       The Company performs administrative services for the U.S. operations of GWL and, beginning in 2002, performs investment services for London Reinsurance Group, an indirect subsidiary of GWL. The following represents revenue from related parties for services provided pursuant to these service agreements. The amounts recorded are based upon management's best estimate of actual costs incurred and resources expended based upon number of policies, certificates in force and/or administered assets.

                                                                             Years Ended December 31,
                                                                ----------------------------------------------------
                                                                     2002              2001               2000
                                                                ---------------   ---------------    ---------------

      Investment management revenue                          $          892     $         186     $          120
      Administrative and underwriting revenue                           860             1,043                704

       At December 31, 2002 and 2001, due to GWL includes $8,503 and $16,536 due on demand and $25,338 and $25,338 of notes payable which bear interest and mature on October 1, 2006. These notes may be prepaid in whole or in part at any time without penalty; the issuer may not demand payment before the maturity date. The amounts due on demand to GWL bear interest at the public bond rate (4.75% and 6.0% at December 31, 2002 and 2001, respectively) while the note payable bears interest at 5.4%.

       At December 31, 2002 and 2001, due to GWL&A Financial includes $(3,619) and $39,796 due on demand and $175,035 and $175,035 of subordinated notes payable. The notes, which were issued in 1999 and used for general corporate purposes, bear interest and mature on June 30, 2048. Payments of principal and interest under this subordinated note shall be made only with prior written approval of the Commissioner of Insurance of the State of Colorado. Payments of principal and interest on this subordinated note are payable only out of surplus funds of the Company and only at such time as the financial condition of the Company is such that at the time of payment of principal or interest, its statutory surplus after the making of any such payment would exceed the greater of $1,500 or 1.25 times the company action level amount as required by the most recent risk based capital calculations. The amounts due on demand to GWL&A Financial bear interest at the public bond rate (4.75% and 6.0% at December 31, 2002 and 2001, respectively) while the note payable bears interest at 7.25%.

       Interest expense attributable to these related party obligations was $14,976, $14,732, and $14,637 for the years ended December 31, 2002,
       2001, and 2000, respectively.

4.    ALLOWANCES ON POLICYHOLDER RECEIVABLES

       Amounts receivable for accident and health plan claims and premiums in the course of collection are generally uncollateralized. Such receivables are from policyholders dispersed throughout the United States and throughout many industry groups.

       The Company maintains an allowance for credit losses at a level that, in management's opinion, is sufficient to absorb credit losses on its amounts receivable related to uninsured accident and health plan claims and premiums in course of collection. Management's judgement is based on past loss experience and current and projected economic conditions.

       Activity in the allowance for amounts receivable related to uninsured accident and health plan claims is as follows:

                                                                     2002               2001               2000
                                                                 --------------    ---------------    ---------------

      Balance, beginning of year                              $        53,431   $        34,700    $        31,200
      Amounts acquired by reinsurance                                   6,207
      Provisions charged (reversed) to operations                      (7,544)           50,500              7,700
      Amounts written off - net                                        (9,950)          (31,769)            (4,200)
                                                                 --------------    ---------------    ---------------
      Balance, end of year                                    $        42,144   $        53,431    $        34,700
                                                                 ==============    ===============    ===============

       Activity in the allowance for premiums in course of collection is as follows:

                                                                     2002               2001               2000
                                                                 --------------    ---------------    ---------------

      Balance, beginning of year                              $        22,217   $        18,700    $        13,900
      Amounts acquired by reinsurance                                   1,600
      Provisions charged (reversed) to operations                      (5,729)           29,642             14,500
      Amounts written off - net                                        (6,077)          (26,125)            (9,700)
                                                                 --------------    ---------------    ---------------
      Balance, end of year                                    $        12,011   $        22,217    $        18,700
                                                                 ==============    ===============    ===============


5.     REINSURANCE

       In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and co-insurance contracts. The Company retains a maximum of $1.5 million of coverage per individual life.

       Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 2002 and 2001, the reinsurance receivable had a carrying value of $241,153 and $282,352, respectively.

       The following schedule details life insurance in force and life and accident/health premiums:


                                                                                                         Percentage
                                                                                                         of Amount
                                                    Reinsurance       Reinsurance                         Assumed
                                    Direct             Ceded            Assumed            Net             to Net
                                ---------------   ----------------  ----------------  ---------------   -------------
      December 31, 2002:
        Life insurance in force:
          Individual         $     43,324,059  $     12,786,783   $     7,280,731        37,818,007        19.3%
          Group                    51,385,610                           7,186,698        58,572,308        12.3%
                                ---------------   ----------------  ----------------  ----------------
            Total            $     94,709,669  $     12,786,783   $    14,467,429   $    96,390,315
                                ===============   ================  ================  ================

        Premium Income:
          Life insurance     $        312,388  $         40,582   $        41,245   $       313,051        13.2%
          Accident/health             728,972            43,047           128,820           814,745        15.8%
                                ---------------   ----------------  ----------------  ----------------
            Total            $      1,041,360  $         83,629   $       170,065   $     1,127,796
                                ===============   ================  ================  ================

      December 31, 2001:
        Life insurance in force:
          Individual         $     43,370,006  $      8,330,282   $     7,399,250   $    42,438,974        17.4%
          Group                    56,650,090                           9,888,796        66,538,886        14.9%
                                ---------------   ----------------  ----------------  ----------------
            Total            $    100,020,096  $      8,330,282   $    17,288,046   $   108,977,860
                                ===============   ================  ================  ================

        Premium Income:
          Life insurance     $        384,688  $         32,820   $        37,442   $       389,310         9.6%
          Accident/health             830,970            49,001            42,750           824,719         5.2%
                                ---------------   ----------------  ----------------  ----------------
            Total            $      1,215,658  $         81,821   $        80,192   $     1,214,029
                                ===============   ================  ================  ================

      December 31, 2000:
        Life insurance in force:
          Individual         $     39,067,268  $      5,727,745   $     7,563,302   $    40,902,825        18.5%
          Group                    75,700,120                          20,610,896        96,311,016        21.4%
                                ---------------   ----------------  ----------------  ----------------
            Total            $    114,767,388  $      5,727,745   $    28,174,198   $   137,213,841
                                ===============   ================  ================  ================

        Premium Income:
          Life insurance     $        349,097  $         35,448   $        88,994   $       402,643        22.1%
          Accident/health             827,044            79,705           175,294           922,633        19.0%
                                ---------------   ----------------  ----------------  ----------------
            Total            $      1,176,141  $        115,153   $       264,288   $     1,325,276
                                ===============   ================  ================  ================


6.     NET INVESTMENT INCOME AND NET REALIZED GAINS (LOSSES) ON INVESTMENTS

       Net investment income is summarized as follows:

                                                                             Years Ended December 31,
                                                                ----------------------------------------------------
                                                                     2002              2001               2000
                                                                ---------------   ---------------    ---------------
      Investment income:
        Fixed maturities and short-term
          Investments                                        $       673,825    $      693,573    $       675,200
        Common stock                                                   3,272             4,882              1,584
        Mortgage loans on real estate                                 48,625            69,237             80,775
        Real estate                                                    2,815             1,113              1,863
        Policy loans                                                 209,608           200,533            191,320
        Other                                                          5,236             3,766                120
                                                                ---------------   ---------------    ---------------
                                                                     943,381           973,104            950,862
      Investment expenses, including interest on
        amounts charged by the related parties
        of $14,976, $14,732, and $14,637                              24,016            38,348             25,829
                                                                ---------------   ---------------    ---------------
      Net investment income                                  $       919,365    $      934,756            925,033
                                                                ===============   ===============    ===============

       Net realized gains (losses) on investments are as follows:
                                                                             Years Ended December 31,
                                                                ----------------------------------------------------
                                                                     2002              2001               2000
                                                                ---------------   ---------------    ---------------
      Realized gains (losses):
        Fixed maturities                                     $        33,455    $       32,116    $       (16,752)
        Common stock                                                   1,639            13,052             33,411
        Mortgage loans on real estate                                  1,493             1,657              2,207
        Real estate                                                                                           490
        Provisions                                                     5,039                                8,927
                                                                ---------------   ---------------    ---------------
      Net realized gains on investments                      $        41,626    $       46,825    $        28,283
                                                                ===============   ===============    ===============

7.     SUMMARY OF INVESTMENTS

       Fixed maturities owned at December 31, 2002 are summarized as follows:

                                                          Gross           Gross         Estimated
                                        Amortized      Unrealized      Unrealized         Fair          Carrying
                                          Cost            Gains          Losses           Value           Value
      -----------------------------    ------------    ------------    ------------    ------------    ------------
      U.S. Government CMO           $   1,304,614   $     43,929    $               $   1,348,543   $    1,348,543
      U.S. Government ABS                 491,183         16,310            1,785         505,708          505,708
      U.S. Government MBS                 385,764          5,957              149         391,572          391,572
      U.S. Government Other               445,281         19,589                4         464,866          464,866
      Credit tenant loans                 104,648         11,081                          115,729          115,729
      State and municipalities          1,019,049        100,256              194       1,119,111        1,119,111
      Foreign government                   42,182          1,038               61          43,159           43,159
      Corporate bonds                   2,771,977        182,787           53,534       2,901,230        2,901,230
      Mortgage-backed
        securities - CMO                   96,776         16,170               18         112,928          112,928
      Public utilities                    698,365         44,334           11,369         731,330          731,330
      Asset-backed securities           2,138,025         86,261           27,089       2,197,197        2,197,197
      Derivatives                          (3,422)        15,343                           11,921           11,921
      Collateralized mortgage
        obligation                        416,220         11,638                          427,858          427,858
                                       ------------    ------------    ------------    ------------    ------------
                                    $   9,910,662   $    554,693    $      94,203   $  10,371,152   $   10,371,152
                                       ============    ============    ============    ============    ============





       Fixed maturities owned at December 31, 2001 are summarized as follows:

                                                          Gross           Gross         Estimated
                                        Amortized      Unrealized      Unrealized         Fair          Carrying
                                          Cost            Gains          Losses           Value           Value
      -----------------------------    ------------    ------------    ------------    ------------    ------------
      U.S. Government CMO           $   1,182,723   $     18,025    $       5,767   $   1,194,981   $    1,194,981
      U.S. Government ABS                 463,028         11,422            1,153         473,297          473,297
      U.S. Government MBS                 345,979          2,537            2,840         345,676          345,676
      U.S. Government Other               559,932          8,878            1,810         567,000          567,000
      State and municipalities            935,758         35,462            3,955         967,265          967,265
      Foreign government                   26,466          1,824                           28,290           28,290
      Corporate bonds                   2,943,635        114,871           71,504       2,987,002        2,987,002
      Mortgage-backed
        securities - CMO                   97,136          7,020                          104,156          104,156
      Public utilities                    647,754         22,823            5,997         664,580          664,580
      Asset-backed securities           2,265,033         64,765           11,336       2,318,462        2,318,462
      Derivatives                           1,935         18,682                           20,617           20,617
      Collateralized mortgage
        obligation                        435,074          9,900              125         444,849          444,849
                                       ------------    ------------    ------------    ------------    ------------
                                    $   9,904,453   $    316,209    $     104,487   $  10,116,175   $   10,116,175
                                       ============    ============    ============    ============    ============

       The collateralized mortgage obligations consist primarily of sequential and planned amortization classes with final stated maturities of two to thirty years and expected average lives of less than one to fifteen years. Prepayments on all mortgage-backed securities are monitored monthly and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities is adjusted by such prepayments.

       See Note 9 for additional information on policies regarding estimated fair value of fixed maturities.

       The amortized cost and estimated fair value of fixed maturity investments at December 31, 2002, by projected maturity, are shown below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                          Amortized           Estimated
                                                            Cost             Fair Value
                                                       ----------------    ----------------
      Due in one year or less                       $         592,856             615,583
      Due after one year through five years                 2,509,745           2,684,171
      Due after five years through ten years                1,144,037           1,238,155
      Due after ten years                                     857,672             875,859
      Mortgage-backed securities                            2,177,144           2,254,479
      Asset-backed securities                               2,629,208           2,702,905
                                                       ----------------    ----------------
                                                    $       9,910,662          10,371,152
                                                       ================    ================

       Proceeds from sales of securities available-for-sale were $5,729,919, $5,201,692, and $1,460,672 during 2002, 2001, and 2000, respectively. The realized gains on such sales totaled $45,315, $42,299, and $8,015 for 2002, 2001, and 2000, respectively. The realized losses totaled $10,410, $10,186, and $24,053 for 2002, 2001, and 2000, respectively. During the years 2002, 2001, and 2000, held-to-maturity securities with amortized cost of $0, $0, and $8,571 were sold due to credit deterioration with insignificant gains and losses.

       During the fourth quarter of 2000, the Company transferred all securities classified as held-to-maturity into the available-for-sale category. The Company recorded a $19,908 unrealized gain associated with this transfer in other comprehensive income, net of tax.

       At December 31, 2002 and 2001, pursuant to fully collateralized securities lending arrangements, the Company had loaned $284,990 and $278,471 of fixed maturities, respectively.

       The Company engages in hedging activities to manage interest rate, market, credit and foreign exchange risk.

       The following table summarizes the 2002 financial hedge instruments:

                                            Notional                 Strike/Swap
      December 31, 2002                      Amount                     Rate                       Maturity
      -------------------------------    ---------------    ------------------------------    --------------------
      Interest Rate Caps              $      1,122,000          7.64% - 11.65% (CMT)             02/03 - 01/05
      Interest Rate Swaps                      400,188              2.62% - 7.32%                02/03 - 11/09
      Credit Default Swaps                     128,157                   N/A                     02/03 - 11/07
      Foreign Currency
        Exchange Contracts                      27,585                   N/A                     06/05 - 11/06
      Options    Calls                         191,200                 Various                   05/04 - 06/07
                 Puts                           15,000                 Various                   03/07 - 03/07

       The following table summarizes the 2001 financial hedge instruments:

                                            Notional                  Strike/Swap
      December 31, 2001                      Amount                      Rate                        Maturity
      -------------------------------    ---------------    --------------------------------    --------------------
      Interest Rate Caps              $      1,402,000           6.75% - 11.65% (CMT)              01/02 - 01/05
      Interest Rate Swaps                      365,018               3.13% - 7.32%                 01/02- 12/06
      Foreign Currency
        Exchange Contracts                      13,585                    N/A                      06/05 - 07/06
      Options    Calls                         191,300                  Various                    01/02 - 01/06
                 Puts                          131,000                  Various                    12/01 - 12/02

       CMT - Constant Maturity Treasury Rate

       The Company no longer actively invests in mortgage loans. The following is information with respect to impaired mortgage loans:

                                                                                    2002                2001
                                                                               ----------------    ----------------
      Loans, net of related allowance for credit losses of
        $20,917 and $13,018                                                 $           8,200   $           6,300
      Loans with no related allowance for credit losses                                 2,638               5,180
      Average balance of impaired loans during the year                                31,243              31,554
      Interest income recognized (while impaired)                                       2,007               1,617
      Interest income received and recorded (while impaired)
        using the cash basis method of recognition                                      2,249               1,744

       As part of an active loan management policy and in the interest of maximizing the future return of each individual loan, the Company may from time to time modify the original terms of certain loans. These restructured loans, all performing in accordance with their modified terms, aggregated $40,302 and $56,258 at December 31, 2002 and 2001, respectively.

       The following table presents changes in the allowance for credit losses:

                                                                     2002              2001               2000
                                                                ---------------   ---------------    ---------------

      Balance, beginning of year                             $        57,654    $       61,242    $        77,416
      Provision for loan losses                                       (3,588)                              (8,927)
      Charge-offs                                                       (139)           (3,588)            (7,247)
      Recoveries                                                       1,727
                                                                ---------------   ---------------    ---------------
      Balance, end of year                                   $        55,654    $       57,654    $        61,242
                                                                ===============   ===============    ===============

8.     COMMERCIAL PAPER

       The Company has a commercial paper program that is partially supported by a $50,000 standby letter-of-credit. At December 31, 2002, commercial paper outstanding of $96,645 had maturities ranging from 3 to 66 days and interest rates ranging from 1.40% to 1.88%. At December 31, 2001, commercial paper outstanding of $97,046 had maturities from 4 to 63 days and an interest rates ranging from 1.91% to 2.55%.

9.     ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

                                                                          December 31,
                                             -----------------------------------------------------------------------
                                                           2002                                  2001
                                             ----------------------------------    ---------------------------------
                                                Carrying          Estimated          Carrying          Estimated
                                                 Amount           Fair Value          Amount           Fair Value
                                             ---------------    ---------------    --------------    ---------------
      ASSETS:
         Fixed maturities and
           short-term investments          $    11,080,956   $     11,080,956   $     10,540,905  $     10,540,905
         Mortgage loans on real
           estate                                  417,412            429,907            613,453           624,102
         Policy loans                            2,964,030          2,964,030          3,000,441         3,000,441
         Common stock                               90,188             90,188             73,344            73,344

      LIABILITIES:
         Annuity contract reserves
           without life contingencies            4,152,594          4,228,080          4,188,553         4,210,759
         Policyholders' funds                      299,730            299,730            242,916           242,916
         Due to GWL                                 33,841             32,366             41,874            41,441
         Due to GWL&A Financial                    171,416            173,376            214,831           214,831
         Commercial paper                           96,645             96,645             97,046            97,046
         Repurchase agreements                     323,200            323,200            250,889           250,889

       The estimated fair values of financial instruments have been determined using available information and appropriate valuation methodologies. However, considerable judgement is required to interpret market data to develop estimates of fair value. Accordingly, the estimates presented are not necessarily indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

       The estimated fair value of fixed maturities and common stocks that are publicly traded are obtained from an independent pricing service. To determine fair value for fixed maturities not actively traded, the Company utilizes discounted cash flows calculated at current market rates on investments of similar quality and term. Fair values of derivatives of $11,921 and $20,617 at December 31, 2002 and 2001, respectively, consisting principally of interest rate swaps are included in fixed maturities.

       Mortgage loan fair value estimates generally are based on discounted cash flows. A discount rate "matrix" is incorporated whereby the discount rate used in valuing a specific mortgage generally corresponds to that mortgage's remaining term and credit quality. The rates selected for inclusion in the discount rate "matrix" reflect rates that the Company would quote if placing loans representative in size and quality to those currently in the portfolio.

       Policy loans accrue interest generally at variable rates with no fixed maturity dates and, therefore, estimated fair value approximates carrying value.

       The estimated fair value of annuity contract reserves without life contingencies is estimated by discounting the cash flows to maturity of the contracts, utilizing current crediting rates for similar products.

       The estimated fair value of policyholders' funds is the same as the carrying amount as the Company can change the crediting rates with 30 days notice.

       The estimated fair value of due to GWL is based on discounted cash flows at current market rates on high quality investments.

       The fair value of due to GWL&A Financial reflects the last trading price of the subordinated notes in the public market at December 31, 2002.

       The carrying value of repurchase agreements and commercial paper is a reasonable estimate of fair value due to the short-term nature of the liabilities.

       The estimated fair value of derivatives, primarily consisting of interest rate swaps which are held for other than trading purposes, is the estimated amount the Company would receive or pay to terminate the agreement at each year-end, taking into consideration current interest rates and other relevant factors. Included in the net asset position for interest rates swaps are $1,488 and $33 of liabilities in 2002 and 2001, respectively. Included in the net asset position for foreign currency exchange contracts are $2,518 and $127 of liabilities in 2002 and 2001, respectively.

10.    EMPLOYEE BENEFIT PLANS

       The following table summarizes changes for the years ended December 31, 2002, 2001, and 2000 in the benefit obligations and in plan assets for the Company's defined benefit pension plan and post-retirement medical plan. Based on an accumulated pension benefit obligation of $167,552 at December 31, 2002, an additional minimum liability of $22,549 was recorded resulting in a net accrued benefit liability of $4,236 as of December 31, 2002. There was no additional minimum pension liability required to be recognized as of December 31, 2001 or 2000.

                                                                                          Post-Retirement
                                                    Pension Benefits                        Medical Plan
                                            ----------------------------------    ---------------------------------
                                              2002         2001        2000         2002        2001        2000
                                            ---------    ---------   ---------    ---------   ---------    --------
      Change in projected benefit
      obligation
      Benefit obligation at beginning     $ 150,521   $  140,563   $ 126,130   $  57,861    $ 33,018    $  29,228
      of year
      Service cost                            8,977        8,093       7,062       3,516       3,331        2,305
      Interest cost                          11,407        9,718       9,475       3,138       3,303        2,167
      Acquisition of new employees                                                             7,823
      Amendments                                827                               (22,529)
      Actuarial (gain) loss                  20,679       (2,640)      2,510      (9,814)     11,401
      Benefits paid                          (6,364)      (5,213)     (4,614)       (930)     (1,015)        (682)
                                            ---------    ---------   ---------    ---------   ---------    --------
      Benefit obligation at end of year   $ 186,047   $  150,521   $ 140,563   $  31,242    $ 57,861    $  33,018
                                            ---------    ---------   ---------    ---------   ---------    --------

      Change in plan assets
      Fair value of plan assets at
        beginning of year                 $ 187,661   $  193,511   $ 192,093   $            $           $
      Actual return on plan assets          (17,979)        (637)      6,032
      Benefits paid                          (6,364)      (5,213)     (4,614)
                                            ---------    ---------   ---------    ---------   ---------    --------
      Fair value of plan assets at end      163,318      187,661     193,511
      of year
                                            ---------    ---------   ---------    ---------   ---------    --------

      Funded (unfunded) status              (22,729)      37,140      52,948      (31,242)    (57,861)     (33,018)
      Unrecognized net actuarial (gain)      51,943       (1,499)    (15,239)      4,361      14,659        3,430
      loss
      Unrecognized prior service cost         2,727        2,533       3,073      (9,392)      9,326        2,148
      Unrecognized net obligation or
      (asset)
        at transition                       (13,628)     (15,142)    (16,655)                 12,120       12,928
      Acquisition of GenAm employees                                                          (7,823)
                                            ---------    ---------   ---------    ---------   ---------    --------
      Prepaid (accrued) benefit cost         18,313
      Additional minimum liability          (22,549)
                                            ---------    ---------   ---------    ---------   ---------    --------
      Prepaid benefit cost/
        (accrued benefit liability)          (4,236)      23,032      24,127      (36,273)    (29,579)     (14,512)
      Intangible asset                        2,727
      Accumulated other comprehensive
        income adjustments                   19,822
                                            ---------    ---------   ---------    ---------   ---------    --------
      Net amount recognized               $  18,313   $   23,032   $  24,127   $  (36,273)  $ (29,579)  $  (14,512)
                                            =========    =========   =========    =========   =========    ========





                                                                                          Post-Retirement
                                                    Pension Benefits                        Medical Plan
                                            ----------------------------------    ---------------------------------
                                              2002         2001        2000         2002        2001        2000
                                            ---------    ---------   ---------    ---------   ---------    --------
      Components of net periodic
      benefit cost
      Service cost                        $   8,977   $    8,093   $   7,062   $   3,516    $  3,331    $   2,305
      Interest cost                          11,406        9,718       9,475       3,138       3,303        2,167
      Expected return on plan assets        (14,782)     (15,276)    (17,567)
      Amortization of transition             (1,514)      (1,514)     (1,514)        808         808          808
      obligation
      Amortization of unrecognized prior
        service cost                            632          541         541         161         645          162
      Amortization of unrecognized
        prior service cost - GenAm                                                              (484)
      Amortization of gain from earlier
        periods                                             (467)       (879)                    172           34
                                            ---------    ---------   ---------    ---------   ---------    --------
      Net periodic (benefit) cost         $   4,719   $    1,095   $  (2,882)  $   7,623    $  7,775    $   5,476
                                            =========    =========   =========    =========   =========    ========

      Weighted-average assumptions as
      of December 31
      Discount rate                           6.75%        7.25%       7.50%        6.75%       7.25%        7.50%
      Expected return on plan assets          8.00%        8.00%       9.25%        8.00%       8.00%        9.25%
      Rate of compensation increase          3.92%         4.00%       5.00%       3.92%        4.00%        5.00%

       The Company-sponsored post-retirement medical plan (medical plan) provides health benefits to retired employees. The medical plan is contributory and contains other cost sharing features, which may be adjusted annually for the expected general inflation rate. The Company's policy is to fund the cost of the medical plan benefits in amounts determined at the discretion of management. The Company made no contributions to this plan in 2002, 2001, or 2000.

       Assumed health care cost trend rates have a significant effect on the amounts reported for the medical plan. For measurement purposes, a 9.5% annual rate of increase in the per capita cost of covered health care benefits was assumed and that the rate would gradually decrease to a level of 5.25% by 2011. Additionally, it was assumed that the Company's cost for retirees eligible for health care benefits under Medicare would be limited to an increase of 3% starting in 2003, due to a plan change. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

                                                                          1-Percentage             1-Percentage
                                                                              Point                    Point
                                                                            Increase                 Decrease
                                                                       --------------------     --------------------
      Increase (decrease) on total of service and
        interest cost on components                                 $             1,506     $             (1,166)
      Increase (decrease) on post-retirement benefit
        obligation                                                                2,221                   (1,907)

       The Company sponsors a defined contribution 401(k) retirement plan which provides eligible participants with the opportunity to defer up to 15% of base compensation. The Company matches 50% of the first 5% of participant pre-tax contributions. For employees hired after January 1, 1999, the Company matches 50% of the first 8% of participant pre-tax contributions. Company contributions for the years ended December 31, 2002, 2001, and 2000 totaled $7,257, $7,773, and $6,130, respectively.

       The Company has a deferred compensation plan providing key executives with the opportunity to participate in an unfunded, deferred compensation program. Under the program, participants may defer base compensation and bonuses, and earn interest on their deferred amounts. The program is not qualified under Section 401 of the Internal Revenue Code. Participant deferrals, which are reflected in other liabilities, are $20,606 and $20,033 as of December 31, 2002 and 2001, respectively. The participant deferrals earn interest at 7.3% at December 31, 2002, based on the average ten-year composite government securities rate plus 1.5%. The interest expense related to the plan for the years ending December 31, 2002, 2001, and 2000 was $1,459, $1,434, and $1,358, respectively.

       The Company also provides a supplemental executive retirement plan to certain key executives. This plan provides key executives with certain benefits upon retirement, disability, or death based upon total compensation. The Company has purchased individual life insurance policies with respect to each employee covered by this plan. The Company is the owner and beneficiary of the insurance contracts. The expense for this plan for 2002, 2001, and 2000 was $2,527, $2,726, and $3,023,
       respectively. The total liability of $20,037 and $20,881 as of December 31, 2002 and 2001 is included in other liabilities.

11.   FEDERAL INCOME TAXES

       The following is a reconciliation between the federal income tax rate and the Company's effective income tax rate:

                                                                     2002            2001             2000
                                                                  ------------    ------------     ------------
      Federal tax rate                                                  35.0   %        35.0   %         35.0   %
      Reduction in tax contingency                                      (3.3)
      Investment income not subject
         to federal tax                                                 (1.3)           (1.7)            (0.9)
      Other, net                                                         1.1            (0.3)
                                                                  ------------    ------------     ------------
      Total                                                             31.5   %        33.0   %         34.1   %
                                                                  ============    ============     ============

       The Company has reduced its liability for tax contingencies due to the completion of the 1994 - 1996 Internal Revenue Service examination. The amount released was $13,810; however, $4,000 of the release was attributable to participating policyholders and therefore, had no affect on the net income of the Company since that amount was credited to the provision for policyholders' share of earnings on participating business in the accompanying 2002 statement of income.

       Temporary differences which give rise to the deferred tax assets and liabilities as of December 31, 2002 and 2001 are as follows:

                                                               2002                              2001
                                                  -------------------------------    ------------------------------
                                                    Deferred         Deferred          Deferred         Deferred
                                                      Tax               Tax              Tax              Tax
                                                     Asset           Liability          Asset          Liability
                                                  -------------    --------------    -------------    -------------
      Policyholder reserves                    $      231,679   $                 $      219,227   $
      Deferred policy acquisition costs                                   94,018                             96,567
      Deferred acquisition cost
        proxy tax                                     109,779                            119,052
      Investment assets                                                  149,958                             67,136
      Other                                                               28,466                             61,664
                                                  -------------    --------------    -------------    -------------
            Total deferred taxes               $      341,458   $        272,442  $      338,279   $        225,367
                                                  =============    ==============    =============    =============

       Amounts included for investment assets above include $86,907 and $40,122 related to the unrealized gains on the Company's fixed maturities available-for-sale at December 31, 2002 and 2001, respectively.

       Under pre-1984 life insurance company income tax laws, a portion of life insurance company gain from operations was not subject to current income taxation but was accumulated, for tax purposes, in a memorandum account designated as "policyholders' surplus account." The aggregate accumulation in the account is $7,742 and the Company does not anticipate any transactions, which would cause any part of the amount to become taxable. Accordingly, no provision has been made for possible future federal income taxes on this accumulation.

12.   OTHER COMPREHENSIVE INCOME

       Other comprehensive income for the year ended December 31, 2002 is summarized as follows:

                                                             Before-Tax         Tax (Expense)         Net-of-Tax
                                                               Amount            or Benefit             Amount
                                                          -----------------    ----------------    -----------------
      Unrealized gains on available-for-sale securities:
         Net changes during the year related to cash
            flow hedges                                 $        (7,486)    $          2,620    $          (4,866)
         Unrealized holding gains (losses) arising
            during the period                                   192,079              (67,290)             124,789
         Less:  reclassification adjustment for
            (gains) losses realized in net income                (8,004)               2,802               (5,202)
                                                          -----------------    ----------------    -----------------
         Net unrealized gains                                   176,589              (61,868)             114,721
      Reserve and  DAC adjustment                               (42,681)              14,953              (27,728)
                                                          -----------------    ----------------    -----------------
                                                          -----------------    ----------------    -----------------
      Net unrealized gains (losses)                     $       133,908     $        (46,915)   $          86,993
                                                          -----------------    ----------------    -----------------
                                                          -----------------    ----------------    -----------------
      Minimum pension liability adjustment                      (19,822)               6,938              (12,884)
                                                          -----------------    ----------------    -----------------
         Other comprehensive income                             114,086              (39,977)              74,109
                                                          =================    ================    =================

       Other comprehensive income for the year ended December 31, 2001 is summarized as follows:

                                                             Before-Tax         Tax (Expense)         Net-of-Tax
                                                               Amount            or Benefit             Amount
                                                          -----------------    ----------------    -----------------
      Unrealized gains on available-for-sale securities:
         Net changes during the year related to cash
            flow hedges                                 $        12,637     $         (4,423)   $           8,214
         Unrealized holding gains (losses) arising
            during the period                                   112,544              (39,397)              73,147
         Less:  reclassification adjustment for
            (gains) losses realized in net income               (15,912)               5,569              (10,343)
                                                          -----------------    ----------------    -----------------
         Net unrealized gains                                   109,269              (38,251)              71,018
      Reserve and  DAC adjustment                               (43,358)              15,175              (28,183)
                                                          -----------------    ----------------    -----------------
        Other comprehensive income                      $        65,911     $        (23,076)   $          42,835
                                                          =================    ================    =================

       Other comprehensive income for the year ended December 31, 2000 is summarized as follows:

                                                             Before-Tax         Tax (Expense)         Net-of-Tax
                                                               Amount            or Benefit             Amount
                                                          -----------------    ----------------    -----------------
      Unrealized gains on available-for-sale securities:
         Unrealized holding gains (losses) arising
            during the period                           $       204,274     $        (71,495)   $         132,779
         Less:  reclassification adjustment for
            (gains) losses realized in net income                 9,436               (3,303)               6,133
                                                          -----------------    ----------------    -----------------
         Net unrealized gains (losses)                          213,710              (74,798)             138,912
      Reserve and  DAC adjustment                               (31,352)              10,973              (20,379)
                                                          -----------------    ----------------    -----------------
        Other comprehensive income                      $       182,358     $        (63,825)   $         118,533
                                                          =================    ================    =================

13.    STOCKHOLDER'S EQUITY, DIVIDEND RESTRICTIONS, AND OTHER MATTERS

       At December 31, 2002 and 2001, the Company has 1,500 authorized shares each of Series A, Series B, Series C and Series D cumulative preferred stock; and 2,000,000 authorized shares of non-cumulative preferred stock.

       No dividends were paid on preferred stock in 2002, 2001, and 2000, respectively. Dividends of $170,572, $187,633, and $134,149 were paid on common stock in 2002, 2001, and 2000, respectively. Dividends are paid as determined by the Board of Directors, subject to restrictions as discussed below.The Company's net income and capital and surplus, as determined in accordance with statutory accounting principles and practices for December 31 are as follows:

                                               2002                2001                2000
                                          ----------------    ----------------    ---------------
                                            (Unaudited)
      Net income                       $        205,749    $        266,398    $        293,521
      Capital and surplus                     1,292,292           1,200,372           1,083,718

       In March 1998, the National Association of Insurance Commissioners adopted the Codification of Statutory Accounting Principles (Codification). The Codification, which is intended to standardize accounting and reporting to state insurance departments, was effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices. The Colorado Division of Insurance required adoption of Codification with certain modifications for the preparation of statutory financial statements effective January 1, 2001. The adoption of Codification as modified by the Colorado Division of Insurance increased statutory net worth as of January 1, 2001, by approximately $105,760. (The modifications adopted by the Colorado Division of Insurance had no effect on statutory net worth).

       The maximum amount of dividends which can be paid to stockholders by insurance companies domiciled in the State of Colorado are subject to restrictions relating to statutory surplus and statutory net gain from operations. Statutory surplus and net gains from operations at December 31, 2002 were $1,292,292 and $208,194 [Unaudited], respectively. The Company should be able to pay up to $208,194 [Unaudited] of dividends in 2003.

14.    STOCK OPTIONS

       The Parent has a stock option plan (the Lifeco plan) that provides for the granting of options on common shares of Lifeco to certain officers and employees of Lifeco and its subsidiaries, including the Company. Options may be awarded with exercise prices of no less than the market price on the date of the grant. Termination of employment prior to vesting results in forfeiture of the options. As of December 31, 2002, 2001, and 2000, stock available for award to Company employees under the Lifeco plan aggregated 3,917,344, 3,278,331, and 4,808,047 shares.

       The plan provides for the granting of options with varying terms and vesting requirements. The majority of basic options under the plan vest and become exercisable twenty percent per year commencing on the first anniversary of the grant and expire ten years from the date of grant. Other basic options vest and become exercisable one-third per year commencing on various dates from December 31, 2000 to September 30, 2004, and expire ten years from the date of grant. Variable options granted to Company employees totaling 278,000 and 1,832,000 in 1998 and 1997, respectively, became exercisable, if certain cumulative financial targets were attained by the end of 2001. A total of 175,511 options vested and became exercisable. The exercise period runs from June 26, 2007. During 2000, the Company determined that it was probable that certain of these options would become exercisable and, accordingly, accrued compensation expense of $15,052 with a corresponding credit to additional paid-in capital as prescribed by AIN-APB 25. During 2001, the Company released $12,098 of this accrual when certain financial targets were not attained.

       Additional variable options granted in 2001, 2000, and 1998 totaling 80,000, 120,000 and 380,000 respectively, become exercisable if certain sales or financial targets are attained. During 2002, 2001, and 2000, 0, 7,750, and 13,250 of these options vested and accordingly, the Company recognized compensation expense of $0, $48, and $151, respectively. If exercisable, the exercise period expires ten years from the date of grant.

       The following table summarizes the status of, and changes in, Lifeco options granted to Company employees, which are outstanding and the weighted-average exercise price (WAEP) for 2002, 2001, and 2000. As the options granted relate to Canadian stock, the values, which are presented in U.S. dollars, will fluctuate as a result of exchange rate fluctuations:


                                           2002                         2001                         2000
                                 -------------------------    -------------------------    -------------------------
                                   Options        WAEP          Options        WAEP         Options         WAEP
                                 ------------   ----------    ------------   ----------    -----------    ----------
      Outstanding, Jan. 1           6,398,149 $   11.66          7,675,551 $    9.91         6,867,098 $     9.20
        Granted                       174,500     22.16            947,500     22.28         1,386,503      14.88
        Exercised                   1,359,491      7.16          1,534,568      5.87           451,300       7.74
        Expired or
          canceled                    766,013     11.02            690,334     11.24           126,750      12.17
                                 ------------   ----------    ------------   ----------    -----------    ----------
      Outstanding, Dec 31           4,447,145 $   13.66          6,398,149 $   11.66         7,675,551 $     9.91
                                 ============   ==========    ============   ==========    ===========    ==========

      Options
        exercisable
        at year-end                 2,121,638 $   11.67          2,602,480 $    8.08         3,077,998 $     7.11
                                 ============   ==========    ============   ==========    ===========    ==========

      Weighted average
        fair value of
        options granted
        during year            $    7.46                   $     7.10                   $     5.00
                                 ============                 ============                 ===========

       The following table summarizes the range of exercise prices for outstanding Lifeco common stock options granted to Company employees at December 31, 2002:

                                                 Outstanding                                 Exercisable
                               -------------------------------------------------   ---------------------------------
                                                                     Average                             Average
            Exercise                                 Average         Exercise                            Exercise
          Price Range              Options            Life            Price            Options            Price
      ---------------------    ----------------    ------------    -------------   ----------------    -------------
      $5.37 - 7.13                   696,076           3.55     $       5.43             696,076    $        5.43
      $10.27 - 17.04               2,735,569           5.88     $      12.67           1,256,325    $       13.74
      $21.70 - 23.66               1,015,500           8.79     $      21.96             169,237    $       21.94

       Of the exercisable Lifeco options, 1,941,364 relate to fixed option grants and 180,274 relate to variable grants.

       Power Financial Corporation (PFC), which is the parent corporation of Lifeco, has a stock option plan (the PFC plan) that provides for the granting of options for common shares of PFC to key employees of PFC and its affiliates. Prior to the creation of the Lifeco plan in 1996, certain officers of the Company participated in the PFC plan in Canada.

       The following table summarizes the status of, and changes in, PFC options granted to Company officers, which remain outstanding and WAEP for 2002, 2001, and 2000. As the options granted relate to Canadian stock, the values, which are presented in U.S. dollars, will fluctuate as a result of exchange rate fluctuations:


                                           2002                          2001                          2000
                                 --------------------------    --------------------------    --------------------------
                                   Options          WAEP         Options          WAEP         Options         WAEP
                                 -------------    ---------    -------------    ---------    -------------   ----------
      Outstanding,  Jan.1,             70,000  $     2.16            70,000  $     2.29           285,054  $    3.23
        Exercised                      70,000        2.21                                         215,054       3.30
                                 -------------    ---------    -------------    ---------    -------------   ----------
      Outstanding, Dec 31,                  0  $     0.00            70,000  $     2.16            70,000  $    2.29
                                 =============    =========    =============    =========    =============   ==========
      Options exercisable
        at year-end                         0  $     0.00            70,000  $     2.16            70,000  $    2.29
                                 =============    =========    =============    =========    =============   ==========


       The Company accounts for stock-based compensation using the intrinsic value method prescribed by APB 25 under which compensation expenses for stock options are generally not recognized for stock option awards granted at or above fair market value. Had compensation expense for the Company's stock option plan been determined based upon fair value at the grant dates for awards under the plan in accordance with SFAS No. 123, "Accounting for Stock-Based Compensation", the Company's net income would have been reduced by $2,364, $2,092, and $1,799, in 2002, 2001, and 2000,
       respectively. The fair value of each option grant was estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions used for those options granted in 2002, 2001, and 2000, respectively: dividend yields of 2.453%, 2.27%, and 2.44%, expected volatility of 31.67%, 28.56%, and 29.57%, risk-free interest rates of 5.125%, 5.30%, and 6.61% and expected lives of 7 years.

15.    SEGMENT INFORMATION

       The Company has two reportable segments: Employee Benefits and Financial Services. The Employee Benefits segment markets group life and health to small and mid-sized corporate employers. The Financial Services segment markets and administers savings products to public and not-for-profit employers, corporations, and individuals and offers life insurance products to individuals and businesses. The Company's reportable segments are strategic business units that offer different products and services. They are managed separately as each segment has unique distribution channels. Prior to 2002, the Employee Benefits segment marketed and administered corporate savings products (401(k) plans). In 2002 the Financial Services segment assumed responsibility for these products. The 2001 and 2000 segment information has been reclassified to account for this change.

       The accounting policies of the segments are the same as those described in Note 1. The Company evaluates performance based on profit or loss from operations after income taxes.

       The Company's operations are not materially dependent on one or a few customers, brokers or agents.

       Summarized segment financial information for the year ended and as of December 31 was as follows:

       Year ended December 31, 2002

      Operations:                                             Employee           Financial
                                                              Benefits            Services             Total
                                                          -----------------   -----------------   -----------------
      Revenue:
         Premium income                                $        960,191     $       159,904     $      1,120,095
         Fee income                                             660,423             223,139              883,562
         Net investment income                                   67,923             851,442              919,365
         Realized investment gains                                8,918              32,708               41,626
                                                          -----------------   -----------------   -----------------
      Total revenue                                           1,697,455           1,267,193            2,964,648
      Benefits and Expenses:
         Benefits                                               761,481             831,272            1,592,753
         Operating expenses                                     732,472             225,671              958,143
                                                          -----------------   -----------------   -----------------
                                                          -----------------   -----------------   -----------------
      Total benefits and expenses                             1,493,953           1,056,943            2,550,896
                                                          -----------------   -----------------   -----------------
                                                          -----------------   -----------------   -----------------

      Net operating income before income taxes                  203,502             210,250              413,752
      Income taxes                                               67,198              63,017              130,215
                                                          -----------------   -----------------   -----------------
                                                          -----------------   -----------------   -----------------
      Net income                                       $        136,304     $       147,233     $        283,537
                                                          =================   =================   =================

      Assets:                                                 Employee           Financial
                                                              Benefits            Services             Total
                                                          -----------------   -----------------   -----------------
      Investment assets                                $      1,491,857     $    13,064,464     $     14,556,321
      Other assets                                              605,029           1,156,343            1,761,372
      Separate account assets                                                    11,338,376           11,338,376
                                                          -----------------   -----------------   -----------------
      Total assets                                     $      2,096,886     $    25,559,183     $     27,656,069
                                                          =================   =================   =================





       Year ended December 31, 2001

      Operations:                                             Employee           Financial
                                                              Benefits            Services             Total
                                                          -----------------   -----------------   -----------------
      Revenue:
         Premium income                                $      1,033,886     $       169,753     $      1,203,639
         Fee income                                             713,297             233,958              947,255
         Net investment income                                   65,474             869,282              934,756
         Realized investment gains (losses)                      15,638              31,087               46,825
                                                          -----------------   -----------------   -----------------
      Total revenue                                           1,828,295           1,304,180            3,132,475
      Benefits and Expenses:
         Benefits                                               858,945             837,652            1,696,597
         Operating expenses                                     775,018             246,102            1,021,120
                                                          -----------------   -----------------   -----------------
      Total benefits and expenses                             1,633,963           1,083,754            2,717,717
      Income taxes                                               67,771              73,341              141,112
                                                          -----------------   -----------------   -----------------
      Net income before special charges                         126,561             147,085              273,646
      Special charges (net of tax)                               80,900                                   80,900
                                                          -----------------   -----------------   -----------------
      Net income                                       $         45,661     $       147,085     $        192,746
                                                          =================   =================   =================

      Assets:                                                 Employee           Financial
                                                              Benefits            Services             Total
                                                          -----------------   -----------------   -----------------
      Investment assets                                $      1,080,974     $    13,159,007     $     14,239,981
      Other assets                                              792,383           1,201,373            1,993,756
      Separate account assets                                                    12,584,661           12,584,661
                                                          -----------------   -----------------   -----------------
      Total assets                                     $      1,873,357     $    26,945,041     $     28,818,398
                                                          =================   =================   =================

       Year ended December 31, 2000

      Operations:                                             Employee           Financial
                                                              Benefits            Services             Total
                                                          -----------------   -----------------   -----------------
      Revenue:
         Premium income                                $      1,142,319     $       190,247     $      1,332,566
         Fee income                                             648,329             223,298              871,627
         Net investment income                                   70,932             854,101              925,033
         Realized investment gains (losses)                      (2,998)             31,281               28,283
                                                          -----------------   -----------------   -----------------
      Total revenue                                           1,858,582           1,298,927            3,157,509
      Benefits and Expenses:
         Benefits                                               914,730             831,142            1,745,872
         Operating expenses                                     780,281             238,222            1,018,503
                                                          -----------------   -----------------   -----------------
      Total benefits and expenses                             1,695,011           1,069,364            2,764,375
                                                          -----------------   -----------------   -----------------
                                                          -----------------   -----------------   -----------------

      Net operating income before income taxes                  163,571             229,563              393,134
      Income taxes                                               57,078              76,962              134,040
                                                          -----------------   -----------------   -----------------
      Net income                                       $        106,493     $       152,601     $        259,094
                                                          =================   =================   =================





       The following table, which summarizes premium and fee income by segment, represents supplemental information.

                                                              2002                2001                2000
                                                        -----------------    ----------------    ----------------
      Premium Income:
         Employee Benefits
             Group Life & Health                      $       960,191     $      1,033,886    $      1,142,319
                                                        -----------------    ----------------    ----------------
                  Total Employee Benefits                     960,191            1,033,886           1,142,319
                                                        -----------------    ----------------    ----------------
                                                        -----------------    ----------------    ----------------
         Financial Services
             Savings                                            1,382                8,429               7,253
             Individual Insurance                             158,423              161,227             182,957
             401(K)                                                99                   97                  37
                                                                             ----------------    ----------------
                                                        -----------------
                  Total Financial Services                    159,904              169,753             190,247
                                                        -----------------
                                                                             ----------------    ----------------
      Total premium income                            $     1,120,095     $      1,203,639    $      1,332,566
                                                        =================    ================    ================

      Fee Income:
         Employee Benefits
             Group Life & Health
               (uninsured plans)                      $       660,423     $        713,297    $        648,329
                                                        -----------------    ----------------    ----------------
                  Total Employee Benefits                     660,423              713,297             648,329
                                                        -----------------    ----------------    ----------------
                                                        -----------------    ----------------    ----------------
         Financial Services
             Savings                                          117,952              119,793             111,201
             Individual Insurance                              18,152               17,888               8,117
             401(k)                                            87,035               96,277             103,980
                                                        -----------------    ----------------    ----------------
                                                        -----------------    ----------------    ----------------
                  Total Financial Services                    223,139              233,958             223,298
                                                        -----------------    ----------------    ----------------
      Total fee income                                $       883,562     $        947,255    $        871,627
                                                        =================    ================    ================

16.   OBLIGATIONS RELATING TO DEBT AND LEASES:

      The Company enters into operating leases primarily for office space. As of December 31, 2002, minimum annual rental commitments on operating leases having initial or remaining non-cancellable lease terms in excess of one year during the years 2003 through 2007 were $26,323.4, $23,525.5, $22,069.9, $20,584.4 and $15,443.2, respectively, with $33,105.2 in minimum commitments thereafter.

                                  2003           2004          2005          2006           2007        Thereafter
                                ----------    -----------    ----------    ----------    -----------   -------------
      Related party notes
                             $             $              $             $   25,000.0  $              $   175,000.0
      Operating leases           26,323.4      23,525.5       22,069.9      20,584.4      15,443.2        33,105.2
                                ----------    -----------    ----------    ----------    -----------   -------------
      Total contractual
        obligations          $   26,323.4  $   23,525.5   $   22,069.9  $   45,584.4  $   15,443.2   $   208,105.2
                                ==========    ===========    ==========    ==========    ===========   =============

17.  COMMITMENTS AND CONTINGENCIES

       The Company is involved in various legal proceedings, which arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the resolution of these proceedings should not have a material adverse effect on its financial position or results of operations.

                          FUTUREFUNDS SERIES ACCOUNT OF
                            GREAT-WEST LIFE & ANNUITY
                                INSURANCE COMPANY


--------------------------------------------------------------------------------

                    FINANCIAL STATEMENTS FOR THE YEARS ENDED


          DECEMBER 31, 2002, AND 2001 AND INDEPENDENT AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Contract Owners of
    FutureFunds Series Account of
    Great-West Life & Annuity Insurance Company

We have audited the accompanying statement of assets and liabilities of FutureFunds Series Account of Great-West Life & Annuity Insurance Company (the "Series Account") as of December 31, 2002, by investment division, and the related statement of operations for the year then ended, by investment division, and the statements of changes in net assets for each of the two years in the period then ended, by investment division. These financial statements are the responsibility of the Series Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of FutureFunds Series Account of Great-West Life & Annuity Insurance Company as of December 31, 2002, by investment division, the results of its operations for the year then ended, by investment division, and the changes in its net assets for each of the two years in the period then ended, by investment division, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Deloitte & Touche LLP
April 10, 2003

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

------------------------------------------------------------------------------------------------------------------------------------

                                        AIM BLUE CHIP   AIM SMALL CAP   ALGER AMERICAN  ALGER AMERICAN  AMERICAN CENTURY    AMERICAN
                                            FUND       GROWTH PORTFOLIO    BALANCED     MIDCAP GROWTH  EQUITY INCOME  CENTURY INCOME
                                                                           PORTFOLIO      PORTFOLIO       FUND         & GROWTH FUND
                                          ------------------------------------------------------------------------------------------



ASSETS:
     Investments at market value (1)    $       1,976,510 $       138,760  $     7,104,017 $    9,396,242  $  3,322,588 $    154,818
     Investment income due and accrued                                                                           19,742          641
     Purchase payments receivable                                     659            3,740         42,539         4,614
     Due from Great-West Life &
     Annuity Insurance Company
                                          ---------------- ---------------  --------------- --------------   -----------  ----------
                                          ---------------- ---------------  --------------- --------------   -----------  ----------

        Total assets                            1,976,510         139,419        7,107,757      9,438,781     3,346,944      155,459
                                          ---------------- ---------------  --------------- --------------   -----------  ----------
                                          ---------------- ---------------  --------------- --------------   -----------  ----------

LIABILITIES:

     Redemptions payable                                                                                                       3,183
     Due to Great-West Life &                         429              28            1,592          2,060           696           30
     Annuity Insurance Company
                                          ---------------- ---------------  --------------- --------------   -----------  ----------
                                          ---------------- ---------------  --------------- --------------   -----------  ----------

        Total liabilities                             429              28            1,592          2,060           696        3,213
                                          ---------------- ---------------  --------------- --------------   -----------  ----------
                                          ---------------- ---------------  --------------- --------------   -----------  ----------

NET ASSETS                              $       1,976,081 $       139,391  $     7,106,165 $    9,436,721  $  3,346,248 $    152,246
                                          ================ ===============  =============== ==============   ===========  ==========
                                          ================ ===============  =============== ==============   ===========  ==========

NET ASSETS REPRESENTED BY:
     Accumulation units                 $       1,976,081 $       139,391  $     7,106,165 $    9,436,721  $  3,346,248 $    152,246
     Contracts in payout phase
                                          ---------------- ---------------  --------------- --------------   -----------  ----------
                                          ---------------- ---------------  --------------- --------------   -----------  ----------

NET ASSETS                              $       1,976,081 $       139,391  $     7,106,165 $    9,436,721  $  3,346,248 $    152,246
                                          ================ ===============  =============== ==============   ===========  ==========
                                          ================ ===============  =============== ==============   ===========  ==========

ACCUMULATION UNITS OUTSTANDING                    416,600          18,762          774,245      1,114,100       273,186       22,142

UNIT VALUE (ACCUMULATION)               $            4.74 $          7.43  $          9.18 $         8.47  $      12.25 $       6.88
                                          ================ ===============  =============== ==============   ===========  ==========
                                          ================ ===============  =============== ==============   ===========  ==========

(1)  Cost of investments:               $       3,041,826 $       142,669  $     8,774,210 $   16,737,902  $  3,502,381 $    158,592
     Shares of investments:                       221,086           7,509          629,231        754,718       508,819        7,121


The accompanying notes are an integral part of these financial statements.                                               (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

------------------------------------------------------------------------------------------------------------------------------------

                                    AMERICAN CENTURY        ARTISAN        FEDERATED   FIDELITY VIP  FIDELITY VIP II  FRANKLIN SMALL
                                     INCOME & GROWTH   INTERNATIONAL FUND   CAPITAL   GROWTH PORTFOLIO   CONTRAFUND       CAP GROWTH
                                     ADVISOR PORTFOLIO                    APPRECIATION                                        FUND I
                                                                            PORTFOLIO
                                         ------------------------------------------------------------------------------------------



ASSETS:

     Investments at market value (1)   $           3,016 $    2,226,824  $ 1,098,618  $ 88,072,396  $ 12,912,001 $          69,366
     Investment income due and accrued                11
     Purchase payments receivable                                 5,090       49,352       329,331        28,138
     Due from Great-West Life &
     Annuity Insurance Company
                                         ----------------  -------------   ----------  ------------  ------------  ----------------
                                         ----------------  -------------   ----------  ------------  ------------  ----------------

        Total assets                               3,027      2,231,914    1,147,970    88,401,727    12,940,139            69,366
                                         ----------------  -------------   ----------  ------------  ------------  ----------------
                                         ----------------  -------------   ----------  ------------  ------------  ----------------

LIABILITIES:

     Redemptions payable                                                                                                     1,584
     Due to Great-West Life &                                       485          214        18,897         2,809                13
     Annuity Insurance Company
                                         ----------------  -------------   ----------  ------------  ------------  ----------------
                                         ----------------  -------------   ----------  ------------  ------------  ----------------

        Total liabilities                                           485          214        18,897         2,809             1,597
                                         ----------------  -------------   ----------  ------------  ------------  ----------------
                                         ----------------  -------------   ----------  ------------  ------------  ----------------

NET ASSETS                             $           3,027 $    2,231,429  $ 1,147,756  $ 88,382,830  $ 12,937,330 $          67,769
                                         ================  =============   ==========  ============  ============  ================
                                         ================  =============   ==========  ============  ============  ================

NET ASSETS REPRESENTED BY:
     Accumulation units                $           3,027 $    2,231,429  $ 1,147,756  $ 88,382,830  $ 12,937,330 $          67,769
     Contracts in payout phase
                                         ----------------  -------------   ----------  ------------  ------------  ----------------
                                         ----------------  -------------   ----------  ------------  ------------  ----------------

NET ASSETS                             $           3,027 $    2,231,429  $ 1,147,756  $ 88,382,830  $ 12,937,330 $          67,769
                                         ================  =============   ==========  ============  ============  ================
                                         ================  =============   ==========  ============  ============  ================

ACCUMULATION UNITS OUTSTANDING                       374        394,454      141,108     6,131,876     1,254,854            14,465

UNIT VALUE (ACCUMULATION)              $            8.09 $         5.66  $      8.13  $      14.41  $      10.31 $            4.69
                                         ================  =============   ==========  ============  ============  ================
                                         ================  =============   ==========  ============  ============  ================

(1)  Cost of investments:              $           3,812 $    2,259,992  $ 1,149,116  $154,974,973  $ 16,828,329 $          71,428
     Shares of investments:                          139        150,563       56,717     3,757,355       713,370             3,160


The accompanying notes are an integral part of these financial statements.                                               (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

------------------------------------------------------------------------------------------------------------------------------------

                                       INVESCO DYNAMICS     JANUS ASPEN    JANUS FUND  JANUS TWENTY FUND JANUS WORLDWIDE     LM
                                            FUND         SERIES WORLDWIDE                                   FUND       INSTITUTIONAL
                                                         GROWTH PORTFOLIO                                                  INVESTORS
                                                                                                                      ADVISORS VALUE
                                                                                                                            FUND
                                         -----------------------------------------------  ---------------------------------------



ASSETS:

     Investments at market value (1)   $       2,941,612  $       3,666,471  $  277,659  $  4,962,230  $   3,999,042 $ 1,070,054
     Investment income due and accrued
     Purchase payments receivable                 21,757              3,135           0        18,226         11,079      18,392
     Due from Great-West Life &
     Annuity Insurance Company
                                         ----------------   ----------------  ----------  ------------  ------------- -----------
                                         ----------------   ----------------  ----------  ------------  ------------- -----------

        Total assets                           2,963,369          3,669,606     277,659     4,980,456      4,010,121   1,088,446
                                         ----------------   ----------------  ----------  ------------  ------------- -----------
                                         ----------------   ----------------  ----------  ------------  ------------- -----------

LIABILITIES:

     Redemptions payable                                                          3,067
     Due to Great-West Life &                        648                609          42         1,058            858         238
     Annuity Insurance Company
                                         ----------------   ----------------  ----------  ------------  ------------- -----------
                                         ----------------   ----------------  ----------  ------------  ------------- -----------

        Total liabilities                            648                609       3,109         1,058            858         238
                                         ----------------   ----------------  ----------  ------------  ------------- -----------
                                         ----------------   ----------------  ----------  ------------  ------------- -----------

NET ASSETS                             $       2,962,721  $       3,668,997  $  274,550  $  4,979,398  $   4,009,263 $ 1,088,208
                                         ================   ================  ==========  ============  ============= ===========
                                         ================   ================  ==========  ============  ============= ===========

NET ASSETS REPRESENTED BY:
     Accumulation units                $       2,962,721  $       3,668,997  $  274,550  $  4,979,398  $   4,009,263 $ 1,088,208
     Contracts in payout phase
                                         ----------------   ----------------  ----------  ------------  ------------- -----------
                                         ----------------   ----------------  ----------  ------------  ------------- -----------

NET ASSETS                             $       2,962,721  $       3,668,997  $  274,550  $  4,979,398  $   4,009,263 $ 1,088,208
                                         ================   ================  ==========  ============  ============= ===========
                                         ================   ================  ==========  ============  ============= ===========

ACCUMULATION UNITS OUTSTANDING                   798,156            405,561      60,777     1,350,486        902,373     129,210

UNIT VALUE (ACCUMULATION)              $            3.71  $            9.05  $     4.52  $       3.69  $        4.44 $      8.42
                                         ================   ================  ==========  ============  ============= ===========
                                         ================   ================  ==========  ============  ============= ===========

(1)  Cost of investments:              $       4,318,899  $       6,388,174  $  293,934  $  8,458,050  $   6,780,730 $ 1,090,045
     Shares of investments:                      275,949            174,179      15,581       171,052        124,464      24,805


The accompanying notes are an integral part of these financial statements.                                            (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

------------------------------------------------------------------------------------------------------------------------------------

                                      MAXIM AGGRESSIVE  MAXIM ARIEL   MAXIM ARIEL      MAXIM BOND   MAXIM BOND INDEX        MAXIM
                                          PROFILE I    MIDCAP VALUE  SMALL-CAP VALUE   PORTFOLIO        PORTFOLIO       CONSERVATIVE
                                          PORTFOLIO      PORTFOLIO      PORTFOLIO                                         PROFILE I
                                                                                                                          PORTFOLIO
                                         -------------------------------------------------------------------------------------------



ASSETS:

     Investments at market value (1)    $34,590,515 $      57,225,353  $ 24,921,680  $  42,379,052  $ 9,318,340  $        23,740,222
     Investment income due and accrued
     Purchase payments receivable             4,758            61,392        64,591                     187,836               28,894
     Due from Great-West Life &
     Annuity Insurance Company
                                         -----------  ----------------   -----------  -------------   ----------   -----------------
                                         -----------  ----------------   -----------  -------------   ----------   -----------------

        Total assets                     34,595,273        57,286,745    24,986,271     42,379,052    9,506,176           23,769,116
                                         -----------  ----------------   -----------  -------------   ----------   -----------------
                                         -----------  ----------------   -----------  -------------   ----------   -----------------

LIABILITIES:

     Redemptions payable                                                                    87,139
     Due to Great-West Life &                1,458            12,069         2,201          8,928        2,053                1,518
     Annuity Insurance Company
                                         -----------  ----------------   -----------  -------------   ----------   -----------------
                                         -----------  ----------------   -----------  -------------   ----------   -----------------

        Total liabilities                     1,458            12,069         2,201         96,067        2,053                1,518
                                         -----------  ----------------   -----------  -------------   ----------   -----------------
                                         -----------  ----------------   -----------  -------------   ----------   -----------------

NET ASSETS                              $34,593,815 $      57,274,676  $ 24,984,070  $  42,282,985  $ 9,504,123  $        23,767,598
                                         ===========  ================   ===========  =============   ==========   =================
                                         ===========  ================   ===========  =============   ==========   =================

NET ASSETS REPRESENTED BY:
     Accumulation units                 $34,593,815 $      57,274,676  $ 24,984,070  $  42,282,985  $ 9,504,123  $        23,767,598
     Contracts in payout phase
                                         -----------  ----------------   -----------  -------------   ----------   -----------------
                                         -----------  ----------------   -----------  -------------   ----------   -----------------

NET ASSETS                              $34,593,815 $      57,274,676  $ 24,984,070  $  42,282,985  $ 9,504,123  $        23,767,598
                                         ===========  ================   ===========  =============   ==========   =================
                                         ===========  ================   ===========  =============   ==========   =================

ACCUMULATION UNITS OUTSTANDING            3,429,851         2,546,719     1,534,726      1,876,752      750,090            1,950,919

UNIT VALUE (ACCUMULATION)               $     10.09 $           22.49  $      16.28  $       22.53  $     12.67  $             12.18
                                         ===========  ================   ===========  =============   ==========   =================
                                         ===========  ================   ===========  =============   ==========   =================

(1)  Cost of investments:               $45,675,983 $      56,883,904  $ 26,398,401  $  41,707,325  $ 9,162,745  $        25,717,934
     Shares of investments:               4,446,082         3,378,120     2,617,824      3,522,781      683,664            2,572,072


The accompanying notes are an integral part of these financial statements.                                               (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

------------------------------------------------------------------------------------------------------------------------------------

                                       MAXIM FOUNDERS  MAXIM GROWTH   MAXIM INDEX 600  MAXIM INVESCO MAXIM INVESCO ADR MAXIM INVESCO
                                      GROWTH & INCOME INDEX PORTFOLIO   PORTFOLIO        BALANCED        PORTFOLIO         SMALL-CAP
                                          PORTFOLIO                                     PORTFOLIO                            GROWTH
                                                                                                                           PORTFOLIO
                                          ------------------------------------------------------------------------------------------



ASSETS:

     Investments at market value (1)    $ 1,883,565  $ 14,702,150  $      13,061,203  $  83,392,896 $       7,769,609  $ 35,409,919
     Investment income due and accrued
     Purchase payments receivable                          89,799             50,759        314,772            12,581        30,229
     Due from Great-West Life &
     Annuity Insurance Company
                                          ----------   -----------   ----------------   ------------  ----------------  ------------
                                          ----------   -----------   ----------------   ------------  ----------------  ------------

        Total assets                      1,883,565    14,791,949         13,111,962     83,707,668         7,782,190    35,440,148
                                          ----------   -----------   ----------------   ------------  ----------------  ------------
                                          ----------   -----------   ----------------   ------------  ----------------  ------------

LIABILITIES:

     Redemptions payable                      4,218
     Due to Great-West Life &                   390         3,192              2,665         16,994             1,435         7,420
     Annuity Insurance Company
                                          ----------   -----------   ----------------   ------------  ----------------  ------------
                                          ----------   -----------   ----------------   ------------  ----------------  ------------

        Total liabilities                     4,608         3,192              2,665         16,994             1,435         7,420
                                          ----------   -----------   ----------------   ------------  ----------------  ------------
                                          ----------   -----------   ----------------   ------------  ----------------  ------------

NET ASSETS                              $ 1,878,957  $ 14,788,757  $      13,109,297  $  83,690,674 $       7,780,755  $ 35,432,728
                                          ==========   ===========   ================   ============  ================  ============
                                          ==========   ===========   ================   ============  ================  ============

NET ASSETS REPRESENTED BY:
     Accumulation units                 $ 1,878,957  $ 14,788,757  $      13,109,297  $  83,661,619 $       7,780,755  $ 35,432,728
     Contracts in payout phase                                                               29,055
                                          ----------   -----------   ----------------   ------------  ----------------  ------------
                                          ----------   -----------   ----------------   ------------  ----------------  ------------

NET ASSETS                              $ 1,878,957  $ 14,788,757  $      13,109,297  $  83,690,674 $       7,780,755  $ 35,432,728
                                          ==========   ===========   ================   ============  ================  ============
                                          ==========   ===========   ================   ============  ================  ============

ACCUMULATION UNITS OUTSTANDING              283,125     1,680,654            884,122      7,365,903           751,636     2,295,518

UNIT VALUE (ACCUMULATION)               $      6.64  $       8.80  $           14.83  $       11.36 $           10.35  $      15.44
                                          ==========   ===========   ================   ============  ================  ============
                                          ==========   ===========   ================   ============  ================  ============

(1)  Cost of investments:               $ 3,350,809  $ 25,872,837  $      15,724,608  $ 129,420,187 $      10,832,724  $ 66,418,148
     Shares of investments:                 326,441     1,161,307          2,086,454      9,530,617           688,795     3,052,579


The accompanying notes are an integral part of these financial statements.                                              (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

------------------------------------------------------------------------------------------------------------------------------------

                                        MAXIM LOOMIS    MAXIM LOOMIS      MAXIM          MAXIM           MAXIM      MAXIM MONEY
                                        SAYLES BOND       SAYLES        MODERATE      MODERATELY     MODERATELY       MARKET
                                         PORTFOLIO      SMALL-CAP      PROFILE I      AGGRESSIVE    CONSERVATIVE    PORTFOLIO
                                                          VALUE        PORTFOLIO      PROFILE I       PROFILE I
                                                         PORTFOLIO                     PORTFOLIO       PORTFOLIO
                                        --------------------------------------------------------------------------------------------



ASSETS:

     Investments at market value (1)   $21,503,932 $  4,696,892  $  61,669,251 $      80,832,524  $   23,337,146  $     90,525,871
     Investment income due and accrued                                                                                      46,577
     Purchase payments receivable           74,233       13,298         71,593           105,400          95,429           905,328
     Due from Great-West Life &
     Annuity Insurance Company
                                        -----------  -----------   ------------  ----------------   -------------   ---------------
                                        -----------  -----------   ------------  ----------------   -------------   ---------------

        Total assets                    21,578,165    4,710,190     61,740,844        80,937,924      23,432,575        91,477,776
                                        -----------  -----------   ------------  ----------------   -------------   ---------------
                                        -----------  -----------   ------------  ----------------   -------------   ---------------

LIABILITIES:

     Redemptions payable

     Due to Great-West Life &                4,185          981          3,031             3,374           1,439           323,203
     Annuity Insurance Company
                                        -----------  -----------   ------------  ----------------   -------------   ---------------
                                        -----------  -----------   ------------  ----------------   -------------   ---------------

        Total liabilities                    4,185          981          3,031             3,374           1,439           323,203
                                        -----------  -----------   ------------  ----------------   -------------   ---------------
                                        -----------  -----------   ------------  ----------------   -------------   ---------------

NET ASSETS                             $21,573,980 $  4,709,209  $  61,737,813 $      80,934,550  $   23,431,136  $     91,154,573
                                        ===========  ===========   ============  ================   =============   ===============
                                        ===========  ===========   ============  ================   =============   ===============

NET ASSETS REPRESENTED BY:
     Accumulation units                $21,573,980 $  4,709,209  $  61,737,813 $      80,934,550  $   23,431,136  $     90,757,694
     Contracts in payout phase                                                                                             396,879
                                        -----------  -----------   ------------  ----------------   -------------   ---------------
                                        -----------  -----------   ------------  ----------------   -------------   ---------------

NET ASSETS                             $21,573,980 $  4,709,209  $  61,737,813 $      80,934,550  $   23,431,136  $     91,154,573
                                        ===========  ===========   ============  ================   =============   ===============
                                        ===========  ===========   ============  ================   =============   ===============

ACCUMULATION UNITS OUTSTANDING           1,315,784      422,008      5,467,623         7,372,812       2,121,949         5,259,301

UNIT VALUE (ACCUMULATION)              $     16.40 $      11.16  $       11.29 $           10.98  $        11.04  $          17.26
                                        ===========  ===========   ============  ================   =============   ===============
                                        ===========  ===========   ============  ================   =============   ===============

(1)  Cost of investments:              $23,466,104 $  5,425,963  $  72,849,910 $     100,081,756  $   26,546,289  $     90,525,871
     Shares of investments:              2,198,766      335,014      7,229,690         9,600,062       2,679,351        90,525,871


The accompanying notes are an integral part of these financial statements.                                              (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

------------------------------------------------------------------------------------------------------------------------------------

                                              MAXIM STOCK   MAXIM T. ROWE  MAXIM T. ROWE       MAXIM        MAXIM U.S.   MAXIM VALUE
                                            INDEX PORTFOLIO     PRICE       PRICE MIDCAP     TEMPLETON      GOVERNMENT      INDEX
                                                            EQUITY/INCOME      GROWTH      INTERNATIONAL    SECURITIES    PORTFOLIO
                                                              PORTFOLIO      PORTFOLIO        EQUITY        PORTFOLIO
                                                                                             PORTFOLIO
                                            ---------------------------------------------------------------------------------------


ASSETS:

     Investments at market value (1)      $  340,186,373  $   70,606,955 $   29,747,518 $    26,482,559 $   54,430,425 $ 5,738,661
     Investment income due and accrued
     Purchase payments receivable                381,330         258,146         45,640          41,400        230,134      24,474
     Due from Great-West Life & Annuity Insurance 73,232
     Company                                -------------   -------------  -------------  --------------  ------------- -----------
                                            -------------   -------------  -------------  --------------  ------------- -----------

        Total assets                         340,640,935      70,865,101     29,793,158      26,523,959     54,660,559   5,763,135
                                            -------------   -------------  -------------  --------------  ------------- -----------
                                            -------------   -------------  -------------  --------------  ------------- -----------

LIABILITIES:

     Redemptions payable

     Due to Great-West Life & Annuity Insurance Company           10,389          2,396           5,697         11,749       1,200
     ----------------------------------------------------   -------------  -------------  --------------  ------------- -----------
                                            -------------   -------------  -------------  --------------  ------------- -----------

        Total liabilities                                         10,389          2,396           5,697         11,749       1,200
                                            -------------   -------------  -------------  --------------  ------------- -----------
                                            -------------   -------------  -------------  --------------  ------------- -----------

NET ASSETS                                $  340,640,935  $   70,854,712 $   29,790,762 $    26,518,262 $   54,648,810 $ 5,761,935
                                            =============   =============  =============  ==============  ============= ===========
                                            =============   =============  =============  ==============  ============= ===========

NET ASSETS REPRESENTED BY:
     Accumulation units                   $  340,244,344  $   70,819,039 $   29,790,762 $    26,518,262 $   54,648,810 $ 5,761,935
     Contracts in payout phase                   396,591          35,673
                                            -------------   -------------  -------------  --------------  ------------- -----------
                                            -------------   -------------  -------------  --------------  ------------- -----------

NET ASSETS                                $  340,640,935  $   70,854,712 $   29,790,762 $    26,518,262 $   54,648,810 $ 5,761,935
                                            =============   =============  =============  ==============  ============= ===========
                                            =============   =============  =============  ==============  ============= ===========

ACCUMULATION UNITS OUTSTANDING                12,722,742       3,876,150      2,378,224       2,395,036      3,252,461     609,664

UNIT VALUE (ACCUMULATION)                 $        26.74  $        18.27 $        12.53 $         11.07 $        16.80 $      9.45
                                            =============   =============  =============  ==============  ============= ===========
                                            =============   =============  =============  ==============  ============= ===========

(1)  Cost of investments:                 $  499,443,757  $   87,384,962 $   36,049,854 $    37,694,425 $   52,264,437 $ 9,114,561
     Shares of investments:                   17,670,392       5,165,103      2,478,960       3,009,382      4,762,067     575,593


The accompanying notes are an integral part of these financial statements.                                              (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

------------------------------------------------------------------------------------------------------------------------------------

                                             MFS STRATEGIC   OPPENHEIMER    PIMCO TOTAL      PIONEER      RS EMERGING    STEIN ROE
                                                GROWTH         CAPITAL         RETURN     EQUITY-INCOME   GROWTH FUND     BALANCED
                                               PORTFOLIO     APPRECIATION    PORTFOLIO    VCT PORTFOLIO                  PORTFOLIO
                                                              PORTFOLIO
                                            ----------------------------------------------------------------------------------------




ASSETS:

     Investments at market value (1)      $      187,613  $      401,756 $    3,933,151 $      590,179 $    2,269,089 $      100,185
     Investment income due and accrued                                           12,890
     Purchase payments receivable                    225             526         28,079          4,222         24,576
     Due from Great-West Life & Annuity Insurance Company
                                            -------------   -------------  -------------  -------------  -------------  ------------
                                            -------------   -------------  -------------  -------------  -------------  ------------

        Total assets                             187,838         402,282      3,974,120        594,401      2,293,665        100,185
                                            -------------   -------------  -------------  -------------  -------------  ------------
                                            -------------   -------------  -------------  -------------  -------------  ------------

LIABILITIES:

     Redemptions payable

     Due to Great-West Life & Annuity Insurance Compan39              93            861            123            496             14
                                            -------------   -------------  -------------  -------------  -------------  ------------
                                            -------------   -------------  -------------  -------------  -------------  ------------

        Total liabilities                             39              93            861            123            496             14
                                            -------------   -------------  -------------  -------------  -------------  ------------
                                            -------------   -------------  -------------  -------------  -------------  ------------

NET ASSETS                                $      187,799  $      402,189 $    3,973,259 $      594,278 $    2,293,169 $      100,171
                                            =============   =============  =============  =============  =============  ============
                                            =============   =============  =============  =============  =============  ============

NET ASSETS REPRESENTED BY:
     Accumulation units                   $      187,799  $      402,189 $    3,973,259 $      594,278 $    2,293,169 $      100,171
     Contracts in payout phase
                                            -------------   -------------  -------------  -------------  -------------  ------------
                                            -------------   -------------  -------------  -------------  -------------  ------------

NET ASSETS                                $      187,799  $      402,189 $    3,973,259 $      594,278 $    2,293,169 $      100,171
                                            =============   =============  =============  =============  =============  ============
                                            =============   =============  =============  =============  =============  ============

ACCUMULATION UNITS OUTSTANDING                    23,643          51,199        372,687         70,764        716,019         10,794

UNIT VALUE (ACCUMULATION)                 $         7.94  $         7.86 $        10.66 $         8.40 $         3.20 $         9.28
                                            =============   =============  =============  =============  =============  ============
                                            =============   =============  =============  =============  =============  ============

(1)  Cost of investments:                 $      193,672  $      429,430 $    3,961,517 $      701,792 $    3,788,319 $      121,625
     Shares of investments:                       13,459          13,432        368,618         38,879        118,490          8,440


The accompanying notes are an integral part of these financial statements.                                               (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

------------------------------------------------------------------------------------------------------------------------------------


                                                                                                   TOTAL FUTUREFUNDS
                                                                                                    SERIES ACCOUNT
                                                                                                   ---------------
                                                                                                   ---------------

ASSETS:

     Investments at market value (1)                                                             $  1,309,026,808
     Investment income due and accrued                                                                     79,861
     Purchase payments receivable                                                                       3,685,696
     Due from Great-West Life & Annuity Insurance Company                                                  73,232
                                                                                                   ---------------
                                                                                                   ---------------

        Total assets                                                                                1,312,865,597
                                                                                                   ---------------
                                                                                                   ---------------

LIABILITIES:

     Redemptions payable                                                                                   99,191
     Due to Great-West Life & Annuity Insurance Company                                                   460,299
                                                                                                   ---------------
                                                                                                   ---------------

        Total liabilities                                                                                 559,490
                                                                                                   ---------------
                                                                                                   ---------------

NET ASSETS                                                                                       $  1,312,306,107
                                                                                                   ===============
                                                                                                   ===============

NET ASSETS REPRESENTED BY:
     Accumulation units                                                                          $  1,311,447,909
     Contracts in payout phase                                                                            858,198
                                                                                                   ---------------
                                                                                                   ---------------

NET ASSETS                                                                                       $  1,312,306,107
                                                                                                   ===============
                                                                                                   ===============

ACCUMULATION UNITS OUTSTANDING

UNIT VALUE (ACCUMULATION)

(1)  Cost of investments:                                                                        $  1,742,184,911
     Shares of investments:


The accompanying notes are an integral part of these financial statements.                             (Concluded)



FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                AIM BLUE CHIP  AIM SMALL CAP    ALGER          ALGER         AMERICAN       AMERICAN
                                                     FUND         GROWTH       AMERICAN       AMERICAN    CENTURY EQUITY    CENTURY
                                                                 PORTFOLIO     BALANCED    MIDCAP GROWTH    INCOME FUND     INCOME &
                                                                               PORTFOLIO      PORTFOLIO                  GROWTH FUND
                                                ------------------------------------------------------------------------------------



INVESTMENT INCOME:
    Dividends                                 $              $               $      125,075 $              $        71,829 $  1,246

EXPENSES:

    Mortality and expense risk                        32,368            495          88,628        132,044          31,284      588
                                                -------------  -------------   -------------  -------------  -------------- --------
                                                -------------  -------------   -------------  -------------  -------------- --------

NET INVESTMENT INCOME (LOSS)                         (32,368)          (495)         36,447       (132,044)         40,545      658
                                                -------------  -------------   -------------  -------------  -------------- --------
                                                -------------  -------------   -------------  -------------  -------------- --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain (loss) on sale of fund shares     (848,387)       (11,013)       (431,529)    (3,313,855)          9,961   (8,112)
    Realized gain distributions
                                                -------------  -------------   -------------  -------------  -------------- --------
                                                -------------  -------------   -------------  -------------  -------------- --------

    Net realized gain (loss)                        (848,387)       (11,013)       (431,529)    (3,313,855)         57,606   (8,112)
                                                -------------  -------------   -------------  -------------  -------------- --------
                                                -------------  -------------   -------------  -------------  -------------- --------

    Change in net unrealized depreciation
       on investments                                (91,253)        (3,909)       (715,892)      (790,260)       (284,968)  (3,035)
                                                -------------  -------------   -------------  -------------  -------------- --------
                                                -------------  -------------   -------------  -------------  -------------- --------

NET DECREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                 $     (972,008)$      (15,417) $   (1,110,974)$   (4,236,159)$      (186,817)$(10,489)
                                                =============  =============   =============  =============  ============== ========
                                                =============  =============   =============  =============  ============== ========


INVESTMENT INCOME RATIO (2002)                                                        1.66%                          2.50%    1.59%
                                                                               =============                 ============== ========
                                                                               =============                 ============== ========

INVESTMENT INCOME RATIO (2001)                                                        1.52%                          2.71%    1.38%
                                                                               =============                 ============== ========
                                                                               =============                 ============== ========


The accompanying notes are an integral part of these financial statements.                                               (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                               AMERICAN         ARTISAN       FEDERATED     FIDELITY VIP    FIDELITY VIP    FRANKLIN
                                            CENTURY INCOME   INTERNATIONAL     CAPITAL         GROWTH      II CONTRAFUND   SMALL CAP
                                               & GROWTH          FUND        APPRECIATION     PORTFOLIO                  GROWTH FUND
                                                ADVISOR                       PORTFOLIO                                        I
                                               PORTFOLIO
                                            ----------------------------------------------------------------------------------------



INVESTMENT INCOME:
    Dividends                                $           37 $         14,992 $        4,616 $      280,716 $      108,505 $

EXPENSES:

    Mortality and expense risk                            0           24,497          3,989      1,215,297        154,912       447
                                               -------------  ---------------  -------------  -------------  -------------  --------
                                               -------------  ---------------  -------------  -------------  -------------  --------

NET INVESTMENT INCOME (LOSS)                             37           (9,505)           627       (934,581)       (46,407)     (447)
                                               -------------  ---------------  -------------  -------------  -------------  --------
                                               -------------  ---------------  -------------  -------------  -------------  --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized loss on sale of fund shares                  0         (284,197)       (12,422)    (8,314,606)      (622,839)  (31,066)
    Realized gain distributions                           0                0              0              0              0         0
                                               -------------  ---------------  -------------  -------------  -------------  --------
                                               -------------  ---------------  -------------  -------------  -------------  --------

    Net realized loss                                     0         (284,197)       (12,422)    (8,314,606)      (622,839)  (31,066)
                                               -------------  ---------------  -------------  -------------  -------------  --------
                                               -------------  ---------------  -------------  -------------  -------------  --------

    Change in net unrealized depreciation
       on investments                                  (796)        (125,846)       (50,498)   (32,072,616)      (851,682)    9,103
                                               -------------  ---------------  -------------  -------------  -------------  --------
                                               -------------  ---------------  -------------  -------------  -------------  --------

NET DECREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                $         (759)$       (419,548)$      (62,293)$  (41,321,803)$   (1,520,928)$ (22,410)
                                               =============  ===============  =============  =============  =============  ========
                                               =============  ===============  =============  =============  =============  ========


INVESTMENT INCOME RATIO (2002)                        1.13%            0.70%          0.81%          0.26%          0.80%     0.00%
                                               =============  ===============  =============  =============  =============
                                               =============  ===============  =============  =============  =============

INVESTMENT INCOME RATIO (2001)                                         0.38%                         0.08%          0.77%     0.33%
                                                              ===============                 =============  =============  ========
                                                              ===============                 =============  =============  ========


The accompanying notes are an integral part of these financial statements.                                               (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                               INVESCO      JANUS ASPEN         JANUS       JANUS TWENTY       JANUS         LM
                                            DYNAMICS FUND      SERIES           FUND         FUND       WORLDWIDE FUND INSTITUTIONAL
                                                             WORLDWIDE                                                   INVESTORS
                                                               GROWTH                                                     ADVISORS
                                                             PORTFOLIO                                                     VALUE
                                                                                                                            FUND
                                           -----------------------------------------------------------------------------------------



INVESTMENT INCOME:
    Dividends                                 $              $       38,650  $              $       36,128 $        37,810 $

EXPENSES:

    Mortality and expense risk                        36,350         36,491           1,628         59,419          50,746    4,569
                                                -------------  -------------   -------------  -------------  -------------- --------
                                                -------------  -------------   -------------  -------------  -------------- --------

NET INVESTMENT INCOME (LOSS)                         (36,350)         2,159          (1,628)       (23,291)        (12,936)  (4,569)
                                                -------------  -------------   -------------  -------------  -------------- --------
                                                -------------  -------------   -------------  -------------  -------------- --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized loss on sale of fund shares          (1,511,831)      (759,348)        (40,982)    (1,120,557)       (756,423) (35,900)
    Realized gain distributions                            0              0               0              0               0        0
                                                -------------  -------------   -------------  -------------  -------------- --------
                                                -------------  -------------   -------------  -------------  -------------- --------

    Net realized loss                             (1,511,831)      (759,348)        (40,982)    (1,120,557)       (756,423) (35,900)
                                                -------------  -------------   -------------  -------------  -------------- --------
                                                -------------  -------------   -------------  -------------  -------------- --------

    Change in net unrealized depreciation
       on investments                                169,715       (538,188)         (2,209)      (410,254)       (657,742) (19,991)
                                                -------------  -------------   -------------  -------------  -------------- --------
                                                -------------  -------------   -------------  -------------  -------------- --------

NET DECREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                 $   (1,378,466)$   (1,295,377) $      (44,819)$   (1,554,102)$    (1,427,101)$(60,460)
                                                =============  =============   =============  =============  ============== ========
                                                =============  =============   =============  =============  ============== ========


INVESTMENT INCOME RATIO (2002)                             0          0.92%           0.00%          0.68%           0.84%
                                                               =============                  =============  ==============
                                                               =============                  =============  ==============

INVESTMENT INCOME RATIO (2001)                                        0.49%                          0.86%           0.03%
                                                               =============                  =============  ==============
                                                               =============                  =============  ==============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                MAXIM        MAXIM ARIEL    MAXIM ARIEL     MAXIM BOND     MAXIM BOND       MAXIM
                                              AGGRESSIVE    MIDCAP VALUE     SMALL-CAP      PORTFOLIO        INDEX      CONSERVATIVE
                                              PROFILE I       PORTFOLIO        VALUE                       PORTFOLIO      PROFILE I
                                              PORTFOLIO                      PORTFOLIO                                    PORTFOLIO
                                            ----------------------------------------------------------------------------------------


INVESTMENT INCOME:
    Dividends                                 $      144,594 $   141,853  $       23,713 $    2,256,175 $       289,301 $  852,581

EXPENSES:

    Mortality and expense risk                        85,901     723,290         121,614        480,003          62,721     80,652
                                                ------------- -----------   -------------  -------------  --------------  ---------
                                                ------------- -----------   -------------  -------------  --------------  ---------

NET INVESTMENT INCOME (LOSS)                          58,693    (581,437)        (97,901)     1,776,172         226,580    771,929
                                                ------------- -----------   -------------  -------------  --------------  ---------
                                                ------------- -----------   -------------  -------------  --------------  ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain (loss) on sale of fund shares     (806,539)    840,537         796,907        (85,116)         19,766   (299,303)
    Realized gain distributions                                1,424,706         815,797                         26,258
                                                ------------- -----------   -------------  -------------  --------------  ---------
                                                ------------- -----------   -------------  -------------  --------------  ---------

    Net realized gain (loss)                        (806,539)  2,265,243       1,612,704        (85,116)         46,024   (299,303)
                                                ------------- -----------   -------------  -------------  --------------  ---------
                                                ------------- -----------   -------------  -------------  --------------  ---------

    Change in net unrealized appreciation
       (depreciation) on investments              (6,335,537) (9,983,092)     (3,771,703)     1,570,034         188,262   (719,479)
                                                ------------- -----------   -------------  -------------  --------------  ---------
                                                ------------- -----------   -------------  -------------  --------------  ---------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                 $   (7,083,383)$(8,299,286) $   (2,256,900)$    3,261,090 $       460,866 $ (246,853)
                                                ============= ===========   =============  =============  ==============  =========
                                                ============= ===========   =============  =============  ==============  =========


INVESTMENT INCOME RATIO (2002)                         0.41%       0.22%           0.10%          5.19%           5.33%     11.37%
                                                ============= ===========   =============  =============  ==============  =========
                                                ============= ===========   =============  =============  ==============  =========

INVESTMENT INCOME RATIO (2001)                         0.95%       0.35%           0.72%          6.01%           6.36%     11.19%
                                                ============= ===========   =============  =============  ==============  =========
                                                ============= ===========   =============  =============  ==============  =========


The accompanying notes are an integral part of these financial statements.                                               (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                               MAXIM FOUNDERS   MAXIM GROWTH   MAXIM INDEX   MAXIM INVESCO   MAXIM INVESCO    MAXIM
                                                  GROWTH &         INDEX      600 PORTFOLIO     BALANCED     ADR PORTFOLIO   INVESCO
                                                   INCOME        PORTFOLIO                     PORTFOLIO                   SMALL-CAP
                                                  PORTFOLIO                                                                   GROWTH
                                                                                                                           PORTFOLIO
                                            ----------------------------------------------------------------------------------------

INVESTMENT INCOME:
    Dividends                                 $          545 $      125,050  $    36,462 $    1,765,124 $   146,986 $

EXPENSES:

    Mortality and expense risk                        28,138        193,296      161,233      1,006,046      88,747        465,515
                                                -------------  -------------  -----------  ------------- -----------  -------------
                                                -------------  -------------  -----------  ------------- -----------  -------------

NET INVESTMENT INCOME (LOSS)                         (27,593)       (68,246)    (124,771)       759,078      58,239       (465,515)
                                                -------------  -------------  -----------  ------------- -----------  -------------
                                                -------------  -------------  -----------  ------------- -----------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized loss on sale of fund shares            (555,013)    (2,951,051)    (390,864)    (7,262,630)   (601,808)    (7,715,481)
    Realized gain distributions                                                   79,196
                                                -------------  -------------  -----------  ------------- -----------  -------------
                                                -------------  -------------  -----------  ------------- -----------  -------------

    Net realized loss                               (555,013)    (2,951,051)    (311,668)    (7,262,630)   (601,808)    (7,715,481)
                                                -------------  -------------  -----------  ------------- -----------  -------------
                                                -------------  -------------  -----------  ------------- -----------  -------------

    Change in net unrealized depreciation
       on investments                               (227,065)    (2,068,521)  (2,239,288)   (13,113,910)   (779,587)    (9,187,709)
                                                -------------  -------------  -----------  ------------- -----------  -------------
                                                -------------  -------------  -----------  ------------- -----------  -------------

NET DECREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                 $     (809,671)$   (5,087,818) $(2,675,727)$  (19,617,462)$(1,323,156)$  (17,368,705)
                                                =============  =============  ===========  ============= ===========  =============
                                                =============  =============  ===========  ============= ===========  =============


INVESTMENT INCOME RATIO (2002)                         0.02%          0.73%        0.24%          1.82%       1.65%
                                                =============  =============  ===========  ============= ===========
                                                =============  =============  ===========  ============= ===========

INVESTMENT INCOME RATIO (2001)                         0.10%          0.34%        0.18%          2.14%       0.88%
                                                =============  =============  ===========  ============= ===========
                                                =============  =============  ===========  ============= ===========


The accompanying notes are an integral part of these financial statements.                                              (Continued)






FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                             MAXIM LOOMIS    MAXIM LOOMIS      MAXIM          MAXIM           MAXIM      MAXIM MONEY
                                              SAYLES BOND       SAYLES        MODERATE      MODERATELY     MODERATELY       MARKET
                                               PORTFOLIO      SMALL-CAP      PROFILE I      AGGRESSIVE    CONSERVATIVE    PORTFOLIO
                                                                VALUE        PORTFOLIO      PROFILE I       PROFILE I
                                                              PORTFOLIO                     PORTFOLIO       PORTFOLIO
                                               -------------------------------------------------------------------------------------



INVESTMENT INCOME:
    Dividends                                 $    1,806,728 $    19,397  $    1,362,213 $    1,268,854 $   632,351 $    1,294,346

EXPENSES:

    Mortality and expense risk                       206,082      57,421         163,565        175,209      76,695      1,017,255
                                                ------------- -----------   -------------  ------------- -----------  -------------
                                                ------------- -----------   -------------  ------------- -----------  -------------

NET INVESTMENT INCOME (LOSS)                       1,600,646     (38,024)      1,198,648      1,093,645     555,656        277,091
                                                ------------- -----------   -------------  ------------- -----------  -------------
                                                ------------- -----------   -------------  ------------- -----------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain (loss) on sale of fund shares     (504,567)    113,497        (392,322)      (371,923)   (206,654)
    Realized gain distributions                                  181,829
                                                ------------- -----------   -------------  ------------- -----------  -------------
                                                ------------- -----------   -------------  ------------- -----------  -------------

    Net realized gain (loss)                        (504,567)    295,326        (392,322)      (371,923)   (206,654)
                                                ------------- -----------   -------------  ------------- -----------  -------------
                                                ------------- -----------   -------------  ------------- -----------  -------------

    Change in net unrealized depreciation
       on investments                                802,851  (1,218,817)     (6,108,026)   (10,935,002) (1,563,421)
                                                ------------- -----------   -------------  ------------- -----------  -------------
                                                ------------- -----------   -------------  ------------- -----------  -------------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                 $    1,898,930 $  (961,515) $   (5,301,700)$  (10,213,280)$(1,214,419)$      277,091
                                                ============= ===========   =============  ============= ===========  =============
                                                ============= ===========   =============  ============= ===========  =============


INVESTMENT INCOME RATIO (2002)                         9.14%       0.37%           2.42%          1.67%       3.02%          1.38%
                                                ============= ===========   =============  ============= ===========  =============
                                                ============= ===========   =============  ============= ===========  =============

INVESTMENT INCOME RATIO (2001)                         8.55%       0.50%           2.86%          2.01%       3.38%          3.69%
                                                ============= ===========   =============  ============= ===========  =============
                                                ============= ===========   =============  ============= ===========  =============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                              MAXIM STOCK   MAXIM T. ROWE  MAXIM T. ROWE       MAXIM        MAXIM U.S.   MAXIM VALUE
                                            INDEX PORTFOLIO     PRICE       PRICE MIDCAP     TEMPLETON      GOVERNMENT      INDEX
                                                            EQUITY/INCOME      GROWTH      INTERNATIONAL    SECURITIES    PORTFOLIO
                                                              PORTFOLIO      PORTFOLIO        EQUITY        PORTFOLIO
                                                                                             PORTFOLIO
                                               -------------------------------------------------------------------------------------


INVESTMENT INCOME:
    Dividends                                 $    4,007,375 $    1,120,606  $              $   167,484 $2,684,095 $      126,942

EXPENSES:

    Mortality and expense risk                     4,658,440        893,714         142,277     356,213    553,642         75,818
                                                -------------  -------------   ------------- ----------- ----------  -------------
                                                -------------  -------------   ------------- ----------- ----------  -------------

NET INVESTMENT INCOME (LOSS)                        (651,065)       226,892        (142,277)   (188,729) 2,130,453         51,124
                                                -------------  -------------   ------------- ----------- ----------  -------------
                                                -------------  -------------   ------------- ----------- ----------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain (loss) on sale of fund shares  (16,604,556)    (1,855,653)       (440,870) (2,833,692)   198,507     (1,057,427)
    Realized gain distributions                   30,683,879        627,886
                                                -------------  -------------   ------------- ----------- ----------  -------------
                                                -------------  -------------   ------------- ----------- ----------  -------------

    Net realized gain (loss)                      14,079,323     (1,227,767)       (440,870) (2,833,692)   198,507     (1,057,427)
                                                -------------  -------------   ------------- ----------- ----------  -------------
                                                -------------  -------------   ------------- ----------- ----------  -------------

    Change in net unrealized appreciation
       (depreciation) on investments            (124,027,219)   (11,173,739)     (7,419,433) (3,466,025) 1,662,162       (817,285)
                                                -------------  -------------   ------------- ----------- ----------  -------------
                                                -------------  -------------   ------------- ----------- ----------  -------------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                 $ (110,598,961)$  (12,174,614) $   (8,002,580)$(6,488,446)$3,991,122 $   (1,823,588)
                                                =============  =============   ============= =========== ==========  =============
                                                =============  =============   ============= =========== ==========  =============


INVESTMENT INCOME RATIO (2002)                         0.97%          1.42%               0       0.53%      5.50%          1.84%
                                                =============  =============                 =========== ==========  =============
                                                =============  =============                 =========== ==========  =============

INVESTMENT INCOME RATIO (2001)                         0.69%          1.36%                       0.90%      5.63%          1.04%
                                                =============  =============                 =========== ==========  =============
                                                =============  =============                 =========== ==========  =============


The accompanying notes are an integral part of these financial statements.                                             (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                             MFS STRATEGIC   OPPENHEIMER    PIMCO TOTAL      PIONEER      RS EMERGING    STEIN ROE
                                                GROWTH         CAPITAL         RETURN     EQUITY-INCOME   GROWTH FUND     BALANCED
                                               PORTFOLIO     APPRECIATION    PORTFOLIO    VCT PORTFOLIO                  PORTFOLIO
                                                              PORTFOLIO
                                               -------------------------------------------------------------------------------------



INVESTMENT INCOME:
    Dividends                                 $              $               $       53,997 $       13,428 $               $  3,450

EXPENSES:

    Mortality and expense risk                           540          2,126          15,763          6,855          28,119      736
                                                -------------  -------------   -------------  -------------  -------------- --------
                                                -------------  -------------   -------------  -------------  -------------- --------

NET INVESTMENT INCOME (LOSS)                            (540)        (2,126)         38,234          6,573         (28,119)   2,714
                                                -------------  -------------   -------------  -------------  -------------- --------
                                                -------------  -------------   -------------  -------------  -------------- --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain (loss) on sale of fund shares       (9,758)       (13,034)          3,472        (65,666)     (1,119,752) (12,606)
    Realized gain distributions                                                     122,138
                                                -------------  -------------   -------------  -------------  -------------- --------
                                                -------------  -------------   -------------  -------------  -------------- --------

    Net realized gain (loss)                          (9,758)       (13,034)        125,610        (65,666)     (1,119,752) (12,606)
                                                -------------  -------------   -------------  -------------  -------------- --------
                                                -------------  -------------   -------------  -------------  -------------- --------

    Change in net unrealized depreciation
       on investments                                 (6,059)       (27,674)        (28,366)       (58,157)       (208,500)  (1,710)
                                                -------------  -------------   -------------  -------------  -------------- --------
                                                -------------  -------------   -------------  -------------  -------------- --------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                 $      (16,357)$      (42,834) $      135,478 $     (117,250)$    (1,356,371)$(11,602)
                                                =============  =============   =============  =============  ============== ========
                                                =============  =============   =============  =============  ============== ========


INVESTMENT INCOME RATIO (2002)                                                        2.53%          2.11%           0.00%    3.52%
                                                                               =============  =============                 ========
                                                                               =============  =============                 ========

INVESTMENT INCOME RATIO (2001)                                                                       1.61%                    2.72%
                                                                                              =============                 ========
                                                                                              =============                 ========


The accompanying notes are an integral part of these financial statements.                                               (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                                  TOTAL FUTUREFUNDS
                                                                                                                    SERIES ACCOUNT
                                                                                                                  ---------------
                                                                                                                  ---------------

INVESTMENT INCOME:
     Dividends                                                                                                  $     21,063,254


EXPENSES:
     Mortality and expense risk                                                                                       13,801,378
                                                                                                                  ---------------
                                                                                                                  ---------------

NET INVESTMENT INCOME                                                                                                  7,261,876
                                                                                                                  ---------------
                                                                                                                  ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Realized loss on sale of fund shares                                                                            (62,276,705)
     Realized gain distributions                                                                                      34,009,334
                                                                                                                  ---------------
                                                                                                                  ---------------

     Net realized loss                                                                                               (28,267,371)
                                                                                                                  ---------------
                                                                                                                  ---------------

     Change in net unrealized depreciation
        on investments                                                                                              (247,702,336)
                                                                                                                  ---------------
                                                                                                                  ---------------

NET DECREASE IN NET ASSETS
     RESULTING FROM OPERATIONS                                                                                  $   (268,707,831)
                                                                                                                  ===============
                                                                                                                  ===============


The accompanying notes are an integral part of these financial statements.                                            (Concluded)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2002 AND 2001
----------------------------------------------------------------------------------------------------------------------------------

                                                              AIM BLUE CHIP FUND          AIM SMALL     ALGER AMERICAN BALANCED
                                                                                         CAP GROWTH            PORTFOLIO
                                                                                          PORTFOLIO
                                                          ---------------------------   ------------------------------------------

                                                          ---------------------------   ------------------------------------------
                                                          ---------------------------   ------------  ----------------------------
                                                              2002          2001           2002           2002           2001
                                                          -------------  ------------   ------------  -------------  -------------
                                                          -------------  ------------   ------------  -------------  -------------
                                                                                            (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income (loss)                        $      (32,368)$     (38,949) $        (495)$       36,447 $       24,601
    Net realized loss                                         (848,387)     (147,853)       (11,013)      (431,529)       (29,801)
    Change in net unrealized depreciation
       on investments                                          (91,253)     (702,489)        (3,909)      (715,892)      (230,737)
                                                          -------------  ------------   ------------  -------------  -------------
                                                          -------------  ------------   ------------  -------------  -------------

    Decrease in net assets resulting
       from operations                                        (972,008)     (889,291)       (15,417)    (1,110,974)      (235,937)
                                                          -------------  ------------   ------------  -------------  -------------
                                                          -------------  ------------   ------------  -------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                          370,499       724,889         11,181      1,560,694      1,276,402
    Redemptions                                               (188,791)     (134,845)           (31)      (670,411)      (436,274)
    Transfers between subaccounts, net                        (921,967)    1,111,691        143,664       (714,934)       527,695
    Contract maintenance charges                                (1,509)         (992)            (6)        (3,587)        (3,569)
    Adjustments to net assets allocated to contracts
       in payout phase
                                                          -------------  ------------   ------------  -------------  -------------
                                                          -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets resulting from
       contract transactions                                  (741,768)    1,700,743        154,808        171,762      1,364,254
                                                          -------------  ------------   ------------  -------------  -------------
                                                          -------------  ------------   ------------  -------------  -------------

    Total increase (decrease) in net assets                 (1,713,776)      811,452        139,391       (939,212)     1,128,317

NET ASSETS:
    Beginning of period                                      3,689,857     2,878,405              0      8,045,377      6,917,060
                                                          -------------  ------------   ------------  -------------  -------------
                                                          -------------  ------------   ------------  -------------  -------------

    End of period                                       $    1,976,081 $   3,689,857  $     139,391 $    7,106,165 $    8,045,377
                                                          =============  ============   ============  =============  =============
                                                          =============  ============   ============  =============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                                89,389       312,612         28,892        243,690        234,012
    Units redeemed                                            (238,920)      (83,063)       (10,130)      (229,377)      (107,308)
                                                          -------------  ------------   ------------  -------------  -------------
                                                          -------------  ------------   ------------  -------------  -------------

    Net increase (decrease)                                   (149,531)      229,549         18,762         14,313        126,704
                                                          =============  ============   ============  =============  =============
                                                          =============  ============   ============  =============  =============


(1) The portfolio commenced operations on May 15, 2002.

The accompanying notes are an integral part of these financial statements.                                             (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                   ALGER AMERICAN MIDCAP GROWTH   AMERICAN CENTURY EQUITY   AMERICAN CENTURY INCOME
                                                             PORTFOLIO                   INCOME FUND              & GROWTH FUND
                                                   --------------------------------------------------------------------------------


                                                       2002           2001          2002        2001       2002           2001
                                                   -------------  -------------  ------------  ---------- ----------  -------------

                                                                                                                          (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income (loss)                 $     (132,044)$     (167,768)$      40,545  $   20,977 $      658 $          117
    Net realized gain (loss)                         (3,313,855)     3,816,595        57,606      52,750     (8,112)         1,237
    Change in net unrealized appreciation
       (depreciation) on investments                   (790,260)    (4,947,137)     (284,968)     67,790     (3,035)          (739)
                                                   -------------  -------------  ------------  ---------- ----------  -------------
                                                   -------------  -------------  ------------  ---------- ----------  -------------

    Increase (decrease) in net assets resulting
       from operations                               (4,236,159)    (1,298,310)     (186,817)    141,517    (10,489)           615
                                                   -------------  -------------  ------------  ---------- ----------  -------------
                                                   -------------  -------------  ------------  ---------- ----------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                 1,925,253      2,197,540       662,321     246,100      9,025          3,668
    Redemptions                                      (1,284,069)      (740,283)     (188,922)    (21,932)      (225)          (269)
    Transfers between subaccounts, net               (1,565,152)    (1,128,638)      887,712   1,323,094    134,979         14,942
    Contract maintenance charges                         (4,262)        (5,608)         (536)       (204)
    Adjustments to net assets allocated to contracts
       in payout phase
                                                   -------------  -------------  ------------  ---------- ----------  -------------
                                                   -------------  -------------  ------------  ---------- ----------  -------------

    Increase (decrease) in net assets resulting from
       contract transactions                           (928,230)       323,011     1,360,575   1,547,058    143,779         18,341
                                                   -------------  -------------  ------------  ---------- ----------  -------------
                                                   -------------  -------------  ------------  ---------- ----------  -------------

    Total increase (decrease) in net assets          (5,164,389)      (975,299)    1,173,758   1,688,575    133,290         18,956

NET ASSETS:
    Beginning of period                              14,601,110     15,576,409     2,172,490     483,915     18,956              0
                                                   -------------  -------------  ------------  ---------- ----------  -------------
                                                   -------------  -------------  ------------  ---------- ----------  -------------

    End of period                                $    9,436,721 $   14,601,110 $   3,346,248  $2,172,490 $  152,246 $       18,956
                                                   =============  =============  ============  ========== ==========  =============
                                                   =============  =============  ============  ========== ==========  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                        280,452        333,825       163,160     167,355     68,272          6,076
    Units redeemed                                     (366,694)      (316,713)      (56,665)    (41,559)   (48,336)        (3,870)
                                                   -------------  -------------  ------------  ---------- ----------  -------------
                                                   -------------  -------------  ------------  ---------- ----------  -------------

    Net increase (decrease)                             (86,242)        17,112       106,495     125,796     19,936          2,206
                                                   =============  =============  ============  ========== ==========  =============
                                                   =============  =============  ============  ========== ==========  =============


(1) The portfolio commenced operations on November 1, 2001.

The accompanying notes are an integral part of these financial statements.                                              (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2002 AND 2001
----------------------------------------------------------------------------------------------------------------------------------

                                                   AMERICAN       AMERICAN CENTURY VP       AMERICAN      ARTISAN INTERNATIONAL
                                                    CENTURY        BALANCED PORTFOLIO      CENTURY VP             FUND
                                                   INCOME &                                  CAPITAL
                                                    GROWTH                                APPRECIATION
                                                    ADVISOR                                 PORTFOLIO
                                                   PORTFOLIO
                                                 ---------------------------------------------------------------------------------


                                                    2002          2002         2001          2001          2002          2001
                                                 -----------   -----------  ------------  ------------  ------------  ------------

                                                    (1)           (2)                         (3)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income (loss)               $         37  $            $       1,088 $         (15)$      (9,505)$     (13,810)
    Net realized gain (loss)                                                     (6,009)           78      (284,197)     (510,993)
    Change in net unrealized appreciation
       (depreciation) on investments                   (796)                      2,129                    (125,846)      249,983
                                                 -----------   -----------  ------------  ------------  ------------  ------------
                                                 -----------   -----------  ------------  ------------  ------------  ------------

    Increase (decrease) in net assets resulting
       from operations                                 (759)                     (2,792)           63      (419,548)     (274,820)
                                                 -----------   -----------  ------------  ------------  ------------  ------------
                                                 -----------   -----------  ------------  ------------  ------------  ------------

CONTRACT TRANSACTIONS:
    Purchase payments                                                           (26,193)        2,347       409,964       335,228
    Redemptions                                                                    (874)                   (171,721)      (55,304)
    Transfers between subaccounts, net                3,786          (986)      (16,499)       (2,415)      523,192       419,161
    Contract maintenance charges                                                                               (680)         (420)
    Adjustments to net assets allocated to contracts
       in payout phase
                                                 -----------   -----------  ------------  ------------  ------------  ------------
                                                 -----------   -----------  ------------  ------------  ------------  ------------

    Increase (decrease) in net assets resulting from
       contract transactions                          3,786          (986)      (43,566)          (68)      760,755       698,665
                                                 -----------   -----------  ------------  ------------  ------------  ------------
                                                 -----------   -----------  ------------  ------------  ------------  ------------

    Total increase (decrease) in net assets           3,027          (986)      (46,358)           (5)      341,207       423,845

NET ASSETS:
    Beginning of period                                   0           986        47,344             5     1,890,222     1,466,377
                                                 -----------   -----------  ------------  ------------  ------------  ------------
                                                 -----------   -----------  ------------  ------------  ------------  ------------

    End of period                              $      3,027  $          0 $         986 $           0 $   2,231,429 $   1,890,222
                                                 ===========   ===========  ============  ============  ============  ============
                                                 ===========   ===========  ============  ============  ============  ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                        374           189            53           186     1,344,148       651,433
    Units redeemed                                                   (189)       (2,538)         (186)   (1,217,671)     (556,346)
                                                 -----------   -----------  ------------  ------------  ------------  ------------
                                                 -----------   -----------  ------------  ------------  ------------  ------------

    Net increase (decrease)                             374             0        (2,485)            0       126,477        95,087
                                                 ===========   ===========  ============  ============  ============  ============
                                                 ===========   ===========  ============  ============  ============  ============

(1) The portfolio commenced operations on March 1, 2002. (2) The portfolio ceased operations on April 12, 2002. (3) The portfolio ceased operations on September 5, 2001.

The accompanying notes are an integral part of these financial statements.                                             (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                    FEDERATED      FIDELITY VIP GROWTH      FIDELITY VIP  FIDELITY VIP II CONTRAFUND
                                                     CAPITAL            PORTFOLIO             II ASSET
                                                  APPRECIATION                                 MANAGER
                                                    PORTFOLIO                                 PORTFOLIO
                                                  ---------------------------------------------------------------------------------


                                                     2002           2002          2001       2001           2002          2001
                                                  ------------  -------------  ------------  ---------  -------------  ------------

                                                      (1)                                     (2)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income (loss)                $         627 $     (934,581)$  (1,489,517)$       (9)$      (46,407)$     (51,396)
    Net realized gain (loss)                          (12,422)    (8,314,606)    8,057,305        (20)      (622,839)      (38,737)
    Change in net unrealized depreciation
       on investments                                 (50,498)   (32,072,616)  (37,527,060)                 (851,682)   (1,757,877)
                                                  ------------  -------------  ------------  ---------  -------------  ------------
                                                  ------------  -------------  ------------  ---------  -------------  ------------

    Decrease in net assets resulting
       from operations                                (62,293)   (41,321,803)  (30,959,272)       (29)    (1,520,928)   (1,848,010)
                                                  ------------  -------------  ------------  ---------  -------------  ------------
                                                  ------------  -------------  ------------  ---------  -------------  ------------

CONTRACT TRANSACTIONS:
    Purchase payments                                 530,131     11,901,233    13,034,111      1,394      2,227,137     2,244,467
    Redemptions                                       (22,221)    (9,638,126)  (10,402,278)        (6)    (1,319,538)     (492,389)
    Transfers between subaccounts, net                702,163     (7,975,150)   (3,908,532)    (1,366)        31,453       (44,369)
    Contract maintenance charges                          (24)       (38,630)      (56,768)                   (4,902)       (7,752)
    Adjustments to net assets allocated to contracts
       in payout phase
                                                  ------------  -------------  ------------  ---------  -------------  ------------
                                                  ------------  -------------  ------------  ---------  -------------  ------------

    Increase (decrease) in net assets resulting from
       contract transactions                        1,210,049     (5,750,673)   (1,333,467)        22        934,150     1,699,957
                                                  ------------  -------------  ------------  ---------  -------------  ------------
                                                  ------------  -------------  ------------  ---------  -------------  ------------

    Total increase (decrease) in net assets         1,147,756    (47,072,476)  (32,292,739)        (7)      (586,778)     (148,053)

NET ASSETS:
    Beginning of period                                     0    135,455,306   167,748,045          7     13,524,108    13,672,161
                                                  ------------  -------------  ------------  ---------  -------------  ------------
                                                  ------------  -------------  ------------  ---------  -------------  ------------

    End of period                               $   1,147,756 $   88,382,830 $ 135,455,306 $        0 $   12,937,330 $  13,524,108
                                                  ============  =============  ============  =========  =============  ============
                                                  ============  =============  ============  =========  =============  ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                      153,471      1,051,873       936,817        171        348,299       297,291
    Units redeemed                                    (12,363)    (1,397,934)     (948,898)      (171)      (269,293)     (152,859)
                                                  ------------  -------------  ------------  ---------  -------------  ------------
                                                  ------------  -------------  ------------  ---------  -------------  ------------

    Net increase (decrease)                           141,108       (346,061)      (12,081)         0         79,006       144,432
                                                  ============  =============  ============  =========  =============  ============
                                                  ============  =============  ============  =========  =============  ============

(1) The portfolio commenced operations on May 15, 2002. (2) The portfolio ceased operations on November 15, 2001.

The accompanying notes are an integral part of these financial statements.                                              (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                     FRANKLIN SMALL CAP GROWTH  INVESCO DYNAMICS FUND          JANUS ASPEN SERIES
                                                              FUND I                                      WORLDWIDE GROWTH PORTFOLIO
                                                   ---------------------------------------------------------  ----------------------


                                                     2002           2001          2002           2001           2002           2001
                                                   -------------  -------------  ------------   ------------  -------------  -------


INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income (loss)                 $         (447)$     (168)$     (36,350) $     (42,576)$        2,159 $   (18,900)
    Net realized loss                                   (31,066)    (2,747)   (1,511,831)      (724,653)      (759,348)   (370,094)
    Change in net unrealized depreciation
       on investments                                     9,103    (11,192)      169,715       (726,020)      (538,188) (1,018,575)
                                                   -------------  ---------  ------------   ------------  ------------- -----------
                                                   -------------  ---------  ------------   ------------  ------------- -----------

    Decrease in net assets resulting
       from operations                                  (22,410)   (14,107)   (1,378,466)    (1,493,249)    (1,295,377) (1,407,569)
                                                   -------------  ---------  ------------   ------------  ------------- -----------
                                                   -------------  ---------  ------------   ------------  ------------- -----------

CONTRACT TRANSACTIONS:
    Purchase payments                                     1,463      2,084       957,500      1,114,734        731,381     979,315
    Redemptions                                             (51)         0      (319,849)       (72,880)      (194,685)   (357,068)
    Transfers between subaccounts, net                   39,267     60,618      (489,478)       734,048       (471,075)   (292,214)
    Contract maintenance charges                                                  (2,195)        (1,495)        (1,318)     (1,393)
    Adjustments to net assets allocated to contracts
       in payout phase
                                                   -------------  ---------  ------------   ------------  ------------- -----------
                                                   -------------  ---------  ------------   ------------  ------------- -----------

    Increase in net assets resulting from
       contract transactions                             40,679     62,702       145,978      1,774,407         64,303     328,640
                                                   -------------  ---------  ------------   ------------  ------------- -----------
                                                   -------------  ---------  ------------   ------------  ------------- -----------

    Total increase (decrease) in net assets              18,269     48,595    (1,232,488)       281,158     (1,231,074) (1,078,929)

NET ASSETS:
    Beginning of period                                  49,500        905     4,195,209      3,914,051      4,900,071   5,979,000
                                                   -------------  ---------  ------------   ------------  ------------- -----------
                                                   -------------  ---------  ------------   ------------  ------------- -----------

    End of period                                $       67,769 $   49,500 $   2,962,721  $   4,195,209 $    3,668,997 $ 4,900,071
                                                   =============  =========  ============   ============  ============= ===========
                                                   =============  =========  ============   ============  ============= ===========

CHANGES IN UNITS OUTSTANDING:
    Units issued                                         26,728      8,114       419,552        463,539        105,128      85,645
    Units redeemed                                      (19,647)      (837)     (369,045)      (178,466)      (101,110)    (65,176)
                                                   -------------  ---------  ------------   ------------  ------------- -----------
                                                   -------------  ---------  ------------   ------------  ------------- -----------

    Net increase                                          7,081      7,277        50,507        285,073          4,018      20,469
                                                   =============  =========  ============   ============  ============= ===========
                                                   =============  =========  ============   ============  ============= ===========



The accompanying notes are an integral part of these financial statements.                                              (Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------


                                                     JANUS FUND                     JANUS TWENTY FUND           JANUS WORLDWIDE FUND
                                                   ----------------------------  ---------------------------  ----------------------

                                                      2002           2001          2002           2001           2002           2001
                                                   -------------  -------------  ------------   ------------  -------------  -------


INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment loss                          $       (1,628)$   (767)$     (23,291) $     (16,639)$      (12,936)$      (53,445)
    Net realized loss                                   (40,982) (30,477)   (1,120,557)      (826,555)      (756,423)      (362,114)
    Change in net unrealized depreciation
       on investments                                    (2,209) (14,045)     (410,254)    (1,218,349)      (657,742)      (915,245)
                                                   ------------- --------  ------------   ------------  -------------  -------------
                                                   ------------- --------  ------------   ------------  -------------  -------------

    Decrease in net assets resulting
       from operations                                  (44,819) (45,289)   (1,554,102)    (2,061,543)    (1,427,101)    (1,330,804)
                                                   ------------- --------  ------------   ------------  -------------  -------------
                                                   ------------- --------  ------------   ------------  -------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                    41,985    9,513     1,641,614      1,671,982        990,090      1,010,580
    Redemptions                                          (3,092)              (328,392)      (122,070)      (508,534)      (192,057)
    Transfers between subaccounts, net                  185,894  130,019      (398,129)       440,998        (46,293)     1,101,909
    Contract maintenance charges                                                (4,067)        (2,624)        (2,044)        (1,598)
    Adjustments to net assets allocated to contracts
       in payout phase
                                                   ------------- --------  ------------   ------------  -------------  -------------
                                                   ------------- --------  ------------   ------------  -------------  -------------

    Increase in net assets resulting from
       contract transactions                            224,787  139,532       911,026      1,988,286        433,219      1,918,834
                                                   ------------- --------  ------------   ------------  -------------  -------------
                                                   ------------- --------  ------------   ------------  -------------  -------------

    Total increase (decrease) in net assets             179,968   94,243      (643,076)       (73,257)      (993,882)       588,030

NET ASSETS:
    Beginning of period                                  94,582      339     5,622,474      5,695,731      5,003,145      4,415,115
                                                   ------------- --------  ------------   ------------  -------------  -------------
                                                   ------------- --------  ------------   ------------  -------------  -------------

    End of period                                $      274,550 $ 94,582 $   4,979,398  $   5,622,474 $    4,009,263 $    5,003,145
                                                   ============= ========  ============   ============  =============  =============
                                                   ============= ========  ============   ============  =============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                        145,029   39,845       553,476        568,339        305,815        370,442
    Units redeemed                                      (99,305) (24,831)     (349,330)      (234,659)      (227,302)      (100,848)
                                                   ------------- --------  ------------   ------------  -------------  -------------
                                                   ------------- --------  ------------   ------------  -------------  -------------

    Net increase                                         45,724   15,014       204,146        333,680         78,513        269,594
                                                   ============= ========  ============   ============  =============  =============
                                                   ============= ========  ============   ============  =============  =============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                                     LM       MAXIM AGGRESSIVE PROFILE I  MAXIM ARIEL MIDCAP VALUE
                                                               INSTITUTIONAL           PORTFOLIO                  PORTFOLIO
                                                                 INVESTORS
                                                                  ADVISORS
                                                                 VALUE FUND
                                                               ---------------------------------------------------------------------


                                                                   2002          2002          2001          2002          2001
                                                               -------------  ------------  ------------  ------------  ------------

                                       (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income (loss)                             $       (4,569)$      58,693 $     195,750 $    (581,437)$    (471,029)
    Net realized gain (loss)                                        (35,900)     (806,539)    1,974,953     2,265,243     3,083,720
    Change in net unrealized appreciation
       (depreciation) on investments                                (19,991)   (6,335,537)   (3,685,611)   (9,983,092)    6,887,138
                                                               -------------  ------------  ------------  ------------  ------------
                                                               -------------  ------------  ------------  ------------  ------------

    Increase (decrease) in net assets resulting
       from operations                                              (60,460)   (7,083,383)   (1,514,908)   (8,299,286)    9,499,829
                                                               -------------  ------------  ------------  ------------  ------------
                                                               -------------  ------------  ------------  ------------  ------------

CONTRACT TRANSACTIONS:
    Purchase payments                                                83,355    11,474,937    10,605,572     4,066,355     3,389,213
    Redemptions                                                      (4,195)   (2,645,520)   (1,885,577)   (5,835,637)   (4,190,689)
    Transfers between subaccounts, net                            1,069,515      (847,278)     (565,862)      150,423     2,829,081
    Contract maintenance charges                                         (7)       (9,481)       (7,943)      (14,819)      (18,946)
    Adjustments to net assets allocated to contracts
       in payout phase
                                                               -------------  ------------  ------------  ------------  ------------
                                                               -------------  ------------  ------------  ------------  ------------

    Increase (decrease) in net assets resulting from
       contract transactions                                      1,148,668     7,972,658     8,146,190    (1,633,678)    2,008,659
                                                               -------------  ------------  ------------  ------------  ------------
                                                               -------------  ------------  ------------  ------------  ------------

    Total increase (decrease) in net assets                       1,088,208       889,275     6,631,282    (9,932,964)   11,508,488

NET ASSETS:
    Beginning of period                                                   0    33,704,540    27,073,258    67,207,640    55,699,152
                                                               -------------  ------------  ------------  ------------  ------------
                                                               -------------  ------------  ------------  ------------  ------------

    End of period                                            $    1,088,208 $  34,593,815 $  33,704,540 $  57,274,676 $  67,207,640
                                                               =============  ============  ============  ============  ============
                                                               =============  ============  ============  ============  ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                                    158,453     1,258,549       943,111       490,021       408,248
    Units redeemed                                                  (29,243)     (577,641)     (270,647)     (574,308)     (313,698)
                                                               -------------  ------------  ------------  ------------  ------------
                                                               -------------  ------------  ------------  ------------  ------------

    Net increase (decrease)                                         129,210       680,908       672,464       (84,287)       94,550
                                                               =============  ============  ============  ============  ============
                                                               =============  ============  ============  ============  ============


(1) The portfolio commenced operations on May 15, 2002.

The accompanying notes are an integral part of these financial statements.                                               (Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------


                                                  MAXIM ARIEL SMALL-CAP VALUE    MAXIM BOND PORTFOLIO     MAXIM BOND INDEX PORTFOLIO
                                                           PORTFOLIO
                                                   --------------------------------------------------------- ----------------------

                                                       2002           2001          2002           2001       2002        2001
                                                   -------------  -------------  ------------   ------------ ----------  ----------


INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income (loss)                 $      (97,901)$       24,782 $   1,776,172  $   1,978,333 $  226,580 $    86,401
    Net realized gain (loss)                          1,612,704        757,251       (85,116)       (78,176)    46,024      16,650
    Change in net unrealized appreciation
       (depreciation) on investments                 (3,771,703)     1,327,648     1,570,034        589,694    188,262     (34,049)
                                                   -------------  -------------  ------------   ------------ ----------  ----------
                                                   -------------  -------------  ------------   ------------ ----------  ----------

    Increase (decrease) in net assets resulting
       from operations                               (2,256,900)     2,109,681     3,261,090      2,489,851    460,866      69,002
                                                   -------------  -------------  ------------   ------------ ----------  ----------
                                                   -------------  -------------  ------------   ------------ ----------  ----------

CONTRACT TRANSACTIONS:
    Purchase payments                                 6,766,420      3,567,107       862,995      1,645,644  1,509,404     238,037
    Redemptions                                      (1,659,655)      (909,554)   (3,981,051)    (3,525,690)  (722,072)   (125,409)
    Transfers between subaccounts, net                3,250,597      3,246,263    (2,445,419)     1,600,360  5,363,420   1,866,473
    Contract maintenance charges                         (7,052)        (3,397)       (9,996)       (11,117)      (736)       (243)
    Adjustments to net assets allocated to contracts
       in payout phase
                                                   -------------  -------------  ------------   ------------ ----------  ----------
                                                   -------------  -------------  ------------   ------------ ----------  ----------

    Increase (decrease) in net assets resulting from
       contract transactions                          8,350,310      5,900,419    (5,573,471)      (290,803) 6,150,016   1,978,858
                                                   -------------  -------------  ------------   ------------ ----------  ----------
                                                   -------------  -------------  ------------   ------------ ----------  ----------

    Total increase (decrease) in net assets           6,093,410      8,010,100    (2,312,381)     2,199,048  6,610,882   2,047,860

NET ASSETS:
    Beginning of period                              18,890,660     10,880,560    44,595,366     42,396,318  2,893,241     845,381
                                                   -------------  -------------  ------------   ------------ ----------  ----------
                                                   -------------  -------------  ------------   ------------ ----------  ----------

    End of period                                $   24,984,070 $   18,890,660 $  42,282,985  $  44,595,366 $9,504,123 $ 2,893,241
                                                   =============  =============  ============   ============ ==========  ==========
                                                   =============  =============  ============   ============ ==========  ==========

CHANGES IN UNITS OUTSTANDING:
    Units issued                                        857,568        542,946       168,760        284,287    732,118     275,604
    Units redeemed                                     (386,932)      (176,430)     (402,499)      (269,065)  (229,615)   (104,969)
                                                   -------------  -------------  ------------   ------------ ----------  ----------
                                                   -------------  -------------  ------------   ------------ ----------  ----------

    Net increase (decrease)                             470,636        366,516      (233,739)        15,222    502,503     170,635
                                                   =============  =============  ============   ============ ==========  ==========
                                                   =============  =============  ============   ============ ==========  ==========


The accompanying notes are an integral part of these financial statements.                                               (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                   MAXIM CONSERVATIVE PROFILE I    MAXIM FOUNDERS GROWTH &        MAXIM GROWTH INDEX
                                                             PORTFOLIO                 INCOME PORTFOLIO                PORTFOLIO
                                                   ---------------------------------------------------------------------------------


                                                       2002           2001          2002        2001           2002           2001
                                                   -------------  -------------  ------------  ----------  -------------  ----------


INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income (loss)                 $      771,929 $      744,673 $     (27,593) $  (31,634)$   (68,246)$     (162,004)
    Net realized gain (loss)                           (299,303)       618,360      (555,013)   (197,898) (2,951,051)    (1,518,950)
    Change in net unrealized depreciation
       on investments                                  (719,479)      (889,288)     (227,065)   (448,031) (2,068,521)    (1,520,212)
                                                   -------------  -------------  ------------  ---------- -----------  -------------
                                                   -------------  -------------  ------------  ---------- -----------  -------------

    Increase (decrease) in net assets resulting
       from operations                                 (246,853)       473,745      (809,671)   (677,563) (5,087,818)    (3,201,166)
                                                   -------------  -------------  ------------  ---------- -----------  -------------
                                                   -------------  -------------  ------------  ---------- -----------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                 4,902,774      3,368,906       203,568     418,753   2,836,216      3,014,901
    Redemptions                                      (1,641,674)    (1,650,819)     (202,762)   (247,320) (1,743,611)    (1,264,040)
    Transfers between subaccounts, net                  464,045        761,202      (462,699)    (29,022) (1,731,606)      (683,564)
    Contract maintenance charges                         (8,592)        (1,214)       (1,174)     (1,249)     (6,962)       (12,844)
    Adjustments to net assets allocated to contracts
       in payout phase
                                                   -------------  -------------  ------------  ---------- -----------  -------------
                                                   -------------  -------------  ------------  ---------- -----------  -------------

    Increase (decrease) in net assets resulting from
       contract transactions                          3,716,553      2,478,075      (463,067)    141,162    (645,963)     1,054,453
                                                   -------------  -------------  ------------  ---------- -----------  -------------
                                                   -------------  -------------  ------------  ---------- -----------  -------------

    Total increase (decrease) in net assets           3,469,700      2,951,820    (1,272,738)   (536,401) (5,733,781)    (2,146,713)

NET ASSETS:
    Beginning of period                              20,297,898     17,346,078     3,151,695   3,688,096  20,522,538     22,669,251
                                                   -------------  -------------  ------------  ---------- -----------  -------------
                                                   -------------  -------------  ------------  ---------- -----------  -------------

    End of period                                $   23,767,598 $   20,297,898 $   1,878,957  $3,151,695 $14,788,757 $   20,522,538
                                                   =============  =============  ============  ========== ===========  =============
                                                   =============  =============  ============  ========== ===========  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                        674,361        411,190        38,700      76,217     439,263        412,849
    Units redeemed                                     (374,401)      (205,520)     (106,226)    (60,330)   (509,048)      (324,246)
                                                   -------------  -------------  ------------  ---------- -----------  -------------
                                                   -------------  -------------  ------------  ---------- -----------  -------------

    Net increase (decrease)                             299,960        205,670       (67,526)     15,887     (69,785)        88,603
                                                   =============  =============  ============  ========== ===========  =============
                                                   =============  =============  ============  ========== ===========  =============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                MAXIM INDEX 600 PORTFOLIO      MAXIM INVESCO BALANCED    MAXIM INVESCO ADR PORTFOLIO
                                                                                     PORTFOLIO
                                                   ---------------------------------------------------------------------------------


                                                       2002        2001          2002           2001           2002           2001
                                                   ------------- -----------  ------------   ------------  -------------  ----------


INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income (loss)                       (124,771)$  (135,524)$     759,078  $   1,285,032 $    58,239 $      (15,343)
    Net realized gain (loss)                           (311,668)    876,505    (7,262,630)    (2,352,189)   (601,808)      (182,866)
    Change in net unrealized depreciation
       on investments                                (2,239,288)    (63,472)  (13,113,910)   (16,138,215)   (779,587)    (1,786,668)
                                                   ------------- -----------  ------------   ------------ -----------  -------------
                                                   ------------- -----------  ------------   ------------ -----------  -------------

    Increase (decrease) in net assets resulting
       from operations                               (2,675,727)    677,509   (19,617,462)   (17,205,372) (1,323,156)    (1,984,877)
                                                   ------------- -----------  ------------   ------------ -----------  -------------
                                                   ------------- -----------  ------------   ------------ -----------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                 1,109,845   1,097,704     7,880,384      8,166,183   1,053,270      1,129,009
    Redemptions                                      (1,468,566)   (953,987)   (9,131,723)   (10,676,320)   (934,211)      (755,598)
    Transfers between subaccounts, net                   24,174     (15,789)   (8,344,401)    (1,893,921)   (556,854)      (377,829)
    Contract maintenance charges                         (3,515)     (4,169)      (27,852)       (34,167)     (2,000)        (2,992)
    Adjustments to net assets allocated to contracts
       in payout phase                                                              8,989         (9,683)
                                                   ------------- -----------  ------------   ------------ -----------  -------------
                                                   ------------- -----------  ------------   ------------ -----------  -------------

    Increase (decrease) in net assets resulting from
       contract transactions                           (338,062)    123,759    (9,614,603)    (4,447,908)   (439,795)        (7,410)
                                                   ------------- -----------  ------------   ------------ -----------  -------------
                                                   ------------- -----------  ------------   ------------ -----------  -------------

    Total increase (decrease) in net assets          (3,013,789)    801,268   (29,232,065)   (21,653,280) (1,762,951)    (1,992,287)

NET ASSETS:
    Beginning of period                              16,123,086  15,321,818   112,922,739    134,576,019   9,543,706     11,535,993
                                                   ------------- -----------  ------------   ------------ -----------  -------------
                                                   ------------- -----------  ------------   ------------ -----------  -------------

    End of period                                    13,109,297 $16,123,086 $  83,690,674  $ 112,922,739 $ 7,780,755 $    9,543,706
                                                   ============= ===========  ============   ============ ===========  =============
                                                   ============= ===========  ============   ============ ===========  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                        190,611     174,541       997,751        882,734     204,512        132,917
    Units redeemed                                     (212,826)   (164,558)   (1,755,261)    (1,155,706)   (228,791)      (122,186)
                                                   ------------- -----------  ------------   ------------ -----------  -------------
                                                   ------------- -----------  ------------   ------------ -----------  -------------

    Net increase (decrease)                             (22,215)      9,983      (757,510)      (272,972)    (24,279)        10,731
                                                   ============= ===========  ============   ============ ===========  =============
                                                   ============= ===========  ============   ============ ===========  =============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                   MAXIM INVESCO SMALL-CAP      MAXIM LOOMIS SAYLES BOND       MAXIM LOOMIS SAYLES
                                                     GROWTH PORTFOLIO                 PORTFOLIO            SMALL-CAP VALUE PORTFOLIO
                                                   ---------------------------------------------------------------------------------


                                                     2002           2001          2002           2001           2002           2001
                                                   -------------  -------------  ------------   ------------  -------------  -------


INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income (loss)                 $     (465,515)$     (631,178)$   1,600,646  $   1,430,604 $   (38,024)$  (25,672)
    Net realized gain (loss)                         (7,715,481)    (4,439,754)     (504,567)      (371,764)    295,326    427,014
    Change in net unrealized appreciation
       (depreciation) on investments                 (9,187,709)   (12,362,515)      802,851       (779,262) (1,218,817)   113,142
                                                   -------------  -------------  ------------   ------------ ----------- ----------
                                                   -------------  -------------  ------------   ------------ ----------- ----------

    Increase (decrease) in net assets resulting
       from operations                              (17,368,705)   (17,433,447)    1,898,930        279,578    (961,515)   514,484
                                                   -------------  -------------  ------------   ------------ ----------- ----------
                                                   -------------  -------------  ------------   ------------ ----------- ----------

CONTRACT TRANSACTIONS:
    Purchase payments                                 4,774,744      5,719,106     1,497,539      1,355,766     668,952    422,143
    Redemptions                                      (4,210,634)    (4,505,363)   (1,826,426)    (2,044,392)   (512,290)  (293,407)
    Transfers between subaccounts, net               (3,662,824)    (3,165,703)    1,012,382        (64,056)    514,484    636,857
    Contract maintenance charges                        (14,089)       (20,081)       (3,716)        (3,653)     (1,043)    (1,076)
    Adjustments to net assets allocated to contracts
       in payout phase
                                                   -------------  -------------  ------------   ------------ ----------- ----------
                                                   -------------  -------------  ------------   ------------ ----------- ----------

    Increase (decrease) in net assets resulting from
       contract transactions                         (3,112,803)    (1,972,041)      679,779       (756,335)    670,103    764,517
                                                   -------------  -------------  ------------   ------------ ----------- ----------
                                                   -------------  -------------  ------------   ------------ ----------- ----------

    Total increase (decrease) in net assets         (20,481,508)   (19,405,488)    2,578,709       (476,757)   (291,412) 1,279,001

NET ASSETS:
    Beginning of period                              55,914,236     75,319,724    18,995,271     19,472,028   5,000,621  3,721,620
                                                   -------------  -------------  ------------   ------------ ----------- ----------
                                                   -------------  -------------  ------------   ------------ ----------- ----------

    End of period                                $   35,432,728 $   55,914,236 $  21,573,980  $  18,995,271 $ 4,709,209 $5,000,621
                                                   =============  =============  ============   ============ =========== ==========
                                                   =============  =============  ============   ============ =========== ==========

CHANGES IN UNITS OUTSTANDING:
    Units issued                                        619,244        500,901       342,527        203,757     224,807    163,463
    Units redeemed                                     (793,907)      (557,273)     (280,660)      (242,264)   (182,121)  (103,405)
                                                   -------------  -------------  ------------   ------------ ----------- ----------
                                                   -------------  -------------  ------------   ------------ ----------- ----------

    Net increase (decrease)                            (174,663)       (56,372)       61,867        (38,507)     42,686     60,058
                                                   =============  =============  ============   ============ =========== ==========
                                                   =============  =============  ============   ============ =========== ==========


The accompanying notes are an integral part of these financial statements.                                               (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                     MAXIM MODERATE PROFILE I   MAXIM MODERATELY AGGRESSIVE       MAXIM MODERATELY
                                                             PORTFOLIO             PROFILE I PORTFOLIO        CONSERVATIVE PROFILE I
                                                                                                                     PORTFOLIO
                                                   ---------------------------------------------------------------------------------


                                                     2002           2001          2002           2001           2002           2001
                                                   -------------  -------------  ------------   ------------  -------------  -------


INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income                        $    1,198,648 $    1,066,150 $   1,093,645  $   1,012,321 $   555,656 $   490,867
    Net realized gain (loss)                           (392,322)     1,427,463      (371,923)     2,273,795    (206,654)    481,351
    Change in net unrealized depreciation
       on investments                                (6,108,026)    (3,521,708)  (10,935,002)    (5,724,460) (1,563,421) (1,071,017)
                                                   -------------  -------------  ------------   ------------ ----------- -----------
                                                   -------------  -------------  ------------   ------------ ----------- -----------

    Decrease in net assets resulting
       from operations                               (5,301,700)    (1,028,095)  (10,213,280)    (2,438,344) (1,214,419)    (98,799)
                                                   -------------  -------------  ------------   ------------ ----------- -----------
                                                   -------------  -------------  ------------   ------------ ----------- -----------

CONTRACT TRANSACTIONS:
    Purchase payments                                20,391,379     15,639,447    27,908,339     22,248,578   6,625,774   4,148,017
    Contract benefits and terminations               (2,606,211)    (1,873,319)   (4,142,336)    (2,656,237) (1,634,776) (1,343,793)
    Transfers between subaccounts, net               (1,309,158)       133,447    (1,520,614)      (930,457)    902,776      18,055
    Contract maintenance charges                        (17,606)       (10,829)      (21,476)       (15,552)     (4,974)     (2,116)
    Adjustments to net assets allocated to contracts
       in payout phase
                                                   -------------  -------------  ------------   ------------ ----------- -----------
                                                   -------------  -------------  ------------   ------------ ----------- -----------

    Increase in net assets resulting from
       contract transactions                         16,458,404     13,888,746    22,223,913     18,646,332   5,888,800   2,820,163
                                                   -------------  -------------  ------------   ------------ ----------- -----------
                                                   -------------  -------------  ------------   ------------ ----------- -----------

    Total increase in net assets                     11,156,704     12,860,651    12,010,633     16,207,988   4,674,381   2,721,364

NET ASSETS:
    Beginning of period                              50,581,109     37,720,458    68,923,917     52,715,929  18,756,755  16,035,391
                                                   -------------  -------------  ------------   ------------ ----------- -----------
                                                   -------------  -------------  ------------   ------------ ----------- -----------

    End of period                                $   61,737,813 $   50,581,109 $  80,934,550  $  68,923,917 $23,431,136 $18,756,755
                                                   =============  =============  ============   ============ =========== ===========
                                                   =============  =============  ============   ============ =========== ===========

CHANGES IN UNITS OUTSTANDING:
    Units issued                                      2,047,189      1,392,646     2,627,144      1,925,225     808,876     432,462
    Units redeemed                                     (671,293)      (260,260)     (767,444)      (424,932)   (292,581)   (190,779)
                                                   -------------  -------------  ------------   ------------ ----------- -----------
                                                   -------------  -------------  ------------   ------------ ----------- -----------

    Net increase                                      1,375,896      1,132,386     1,859,700      1,500,293     516,295     241,683
                                                   =============  =============  ============   ============ =========== ===========
                                                   =============  =============  ============   ============ =========== ===========


The accompanying notes are an integral part of these financial statements.                                               (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                   MAXIM MONEY MARKET PORTFOLIO  MAXIM STOCK INDEX PORTFOLIO    MAXIM T. ROWE PRICE
                                                                                                             EQUITY/INCOME PORTFOLIO
                                                   ---------------------------------------------------------------------------------


                                                     2002           2001          2002           2001           2002           2001
                                                   -------------  -------------  ------------   ------------  -------------  -------


INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income (loss)                 $      277,091 $   2,568,871 $    (651,065) $  (2,420,387)$    226,892 $   193,199
    Net realized gain (loss)                                                     14,079,323     35,971,750   (1,227,767)  2,540,699
    Change in net unrealized depreciation
       on investments                                                           (124,027,219)  (110,011,100)(11,173,739) (2,308,913)
                                                   ------------- -------------  ------------   ------------ ------------ -----------
                                                   ------------- -------------  ------------   ------------ ------------ -----------

    Increase (decrease) in net assets resulting
       from operations                                  277,091     2,568,871   (110,598,961)  (76,459,737) (12,174,614)    424,985
                                                   ------------- -------------  ------------   ------------ ------------ -----------
                                                   ------------- -------------  ------------   ------------ ------------ -----------

CONTRACT TRANSACTIONS:
    Purchase payments                                 4,935,958     5,859,892    16,525,419     17,130,127    4,988,543   4,309,356
    Contract benefits and terminations              (20,907,051)  (16,840,018)  (39,336,875)   (44,453,989)  (7,454,838) (5,541,284)
    Transfers between subaccounts, net                7,663,768    13,087,418   (23,563,755)   (15,899,711)    (232,897)  3,820,415
    Contract maintenance charges                        (29,316)      (33,124)     (102,543)      (134,327)     (18,221)    (21,081)
    Adjustments to net assets allocated to contracts
       in payout phase                                   30,585      (335,003)      108,333         38,142        9,128      (4,251)
                                                   ------------- -------------  ------------   ------------ ------------ -----------
                                                   ------------- -------------  ------------   ------------ ------------ -----------

    Increase (decrease) in net assets resulting from
       contract transactions                         (8,306,056)    1,739,165   (46,369,421)   (43,319,758)  (2,708,285)  2,563,155
                                                   ------------- -------------  ------------   ------------ ------------ -----------
                                                   ------------- -------------  ------------   ------------ ------------ -----------

    Total increase (decrease) in net assets          (8,028,965)    4,308,036   (156,968,382)  (119,779,495)(14,882,899)  2,988,140

NET ASSETS:
    Beginning of period                              99,183,538    94,875,502   497,609,317    617,388,812   85,737,611  82,749,471
                                                   ------------- -------------  ------------   ------------ ------------ -----------
                                                   ------------- -------------  ------------   ------------ ------------ -----------

    End of period                                $   91,154,573 $  99,183,538 $ 340,640,935  $ 497,609,317 $ 70,854,712 $85,737,611
                                                   ============= =============  ============   ============ ============ ===========
                                                   ============= =============  ============   ============ ============ ===========

CHANGES IN UNITS OUTSTANDING:
    Units issued                                      2,865,221     2,342,355     1,155,775      1,134,121      746,994     523,236
    Units redeemed                                   (3,398,989)   (2,271,389)   (2,471,131)    (1,909,872)    (876,110)   (377,883)
                                                   ------------- -------------  ------------   ------------ ------------ -----------
                                                   ------------- -------------  ------------   ------------ ------------ -----------

    Net increase (decrease)                            (533,768)       70,966    (1,315,356)      (775,751)    (129,116)    145,353
                                                   ============= =============  ============   ============ ============ ===========
                                                   ============= =============  ============   ============ ============ ===========


The accompanying notes are an integral part of these financial statements.                                               (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                    MAXIM T. ROWE PRICE MIDCAP       MAXIM TEMPLETON           MAXIM U.S. GOVERNMENT
                                                         GROWTH PORTFOLIO            INTERNATIONAL EQUITY      SECURITIES PORTFOLIO
                                                                                          PORTFOLIO
                                                   ---------------------------------------------------------------------------------


                                                     2002           2001          2002           2001           2002           2001
                                                   -------------  -------------  ------------   ------------  -------------  -------


INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income (loss)                 $     (142,277)$  (151,851)$    (188,729) $     (92,736)$    2,130,453 $ 1,926,115
    Net realized gain (loss)                           (440,870)     88,548    (2,833,692)    (1,095,508)       198,507     119,618
    Change in net unrealized appreciation
       (depreciation) on investments                 (7,419,433)    (69,846)   (3,466,025)    (3,543,691)     1,662,162     371,264
                                                   ------------- -----------  ------------   ------------  ------------- -----------
                                                   ------------- -----------  ------------   ------------  ------------- -----------

    Increase (decrease) in net assets resulting
       from operations                               (8,002,580)   (133,149)   (6,488,446)    (4,731,935)     3,991,122   2,416,997
                                                   ------------- -----------  ------------   ------------  ------------- -----------
                                                   ------------- -----------  ------------   ------------  ------------- -----------

CONTRACT TRANSACTIONS:
    Purchase payments                                 7,839,849   6,682,502     2,123,970      2,320,507      2,630,839   1,674,222
    Contract benefits and terminations               (1,968,422) (1,414,994)   (3,184,698)    (3,221,081)    (4,161,830) (3,897,314)
    Transfers between subaccounts, net                 (870,948)    968,347    (1,615,727)    (1,135,534)     7,001,011   4,062,921
    Contract maintenance charges                         (9,131)     (2,237)       (8,295)       (11,847)        (9,258)    (10,489)
    Adjustments to net assets allocated to contracts
       in payout phase
                                                   ------------- -----------  ------------   ------------  ------------- -----------
                                                   ------------- -----------  ------------   ------------  ------------- -----------

    Increase (decrease) in net assets resulting from
       contract transactions                          4,991,348   6,233,618    (2,684,750)    (2,047,955)     5,460,762   1,829,340
                                                   ------------- -----------  ------------   ------------  ------------- -----------
                                                   ------------- -----------  ------------   ------------  ------------- -----------

    Total increase (decrease) in net assets          (3,011,232)  6,100,469    (9,173,196)    (6,779,890)     9,451,884   4,246,337

NET ASSETS:
    Beginning of period                              32,801,994  26,701,525    35,691,458     42,471,348     45,196,926  40,950,589
                                                   ------------- -----------  ------------   ------------  ------------- -----------
                                                   ------------- -----------  ------------   ------------  ------------- -----------

    End of period                                $   29,790,762 $32,801,994 $  26,518,262  $  35,691,458 $   54,648,810 $45,196,926
                                                   ============= ===========  ============   ============  ============= ===========
                                                   ============= ===========  ============   ============  ============= ===========

CHANGES IN UNITS OUTSTANDING:
    Units issued                                        761,657     581,492       631,870        402,794        841,079     611,859
    Units redeemed                                     (420,580)   (176,509)     (843,460)      (526,938)      (510,710)   (476,650)
                                                   ------------- -----------  ------------   ------------  ------------- -----------
                                                   ------------- -----------  ------------   ------------  ------------- -----------

    Net increase (decrease)                             341,077     404,983      (211,590)      (124,144)       330,369     135,209
                                                   ============= ===========  ============   ============  ============= ===========
                                                   ============= ===========  ============   ============  ============= ===========


The accompanying notes are an integral part of these financial statements.                                               (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                                MAXIM VALUE INDEX PORTFOLIO       MFS       OPPENHEIMER      PIMCO
                                                                                               STRATEGIC      CAPITAL        TOTAL
                                                                                                GROWTH      APPRECIATION    RETURN
                                                                                               PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                                --------------------------------------------------------------------
                                                                --------------------------------------------------------------------
                                                                ---------------------------  ------------  -------------  ----------
                                                                    2002          2001          2002           2002          2002
                                                                -------------  ------------  ------------  -------------  ----------
                                                                -------------  ------------  ------------  -------------  ----------
                                                                                                 (1)           (1)            (1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income (loss)                              $       51,124 $       8,842 $        (540)        (2,126)$   38,234
    Net realized gain (loss)                                      (1,057,427)      358,452        (9,758)       (13,034)   125,610
    Change in net unrealized depreciation
       on investments                                               (817,285)   (1,613,790)       (6,059)       (27,674)   (28,366)
                                                                -------------  ------------  ------------  ------------- ----------
                                                                -------------  ------------  ------------  ------------- ----------

    Increase (decrease) in net assets resulting
       from operations                                            (1,823,588)   (1,246,496)      (16,357)       (42,834)   135,478
                                                                -------------  ------------  ------------  ------------- ----------
                                                                -------------  ------------  ------------  ------------- ----------

CONTRACT TRANSACTIONS:
    Purchase payments                                                750,394       736,759        12,191         38,345    219,028
    Contract benefits and terminations                              (682,541)     (669,516)          (33)        (6,621)   (99,957)
    Transfers between subaccounts, net                              (581,107)      627,634       191,999        413,299  3,718,720
    Contract maintenance charges                                      (2,156)       (2,435)           (1)             0        (10)
    Adjustments to net assets allocated to contracts
       in payout phase
                                                                -------------  ------------  ------------  ------------- ----------
                                                                -------------  ------------  ------------  ------------- ----------

    Increase (decrease) in net assets resulting from
       contract transactions                                        (515,410)      692,442       204,156        445,023  3,837,781
                                                                -------------  ------------  ------------  ------------- ----------
                                                                -------------  ------------  ------------  ------------- ----------

    Total increase (decrease) in net assets                       (2,338,998)     (554,054)      187,799        402,189  3,973,259

NET ASSETS:
    Beginning of period                                            8,100,933     8,654,987             0              0          0
                                                                -------------  ------------  ------------  ------------- ----------
                                                                -------------  ------------  ------------  ------------- ----------

    End of period                                             $    5,761,935 $   8,100,933 $     187,799        402,189 $3,973,259
                                                                =============  ============  ============  ============= ==========
                                                                =============  ============  ============  ============= ==========

CHANGES IN UNITS OUTSTANDING:
    Units issued                                                     140,824       168,032        40,656         57,857    432,561
    Units redeemed                                                  (197,158)     (119,096)      (17,013)        (6,658)   (59,874)
                                                                -------------  ------------  ------------  ------------- ----------
                                                                -------------  ------------  ------------  ------------- ----------

    Net increase (decrease)                                          (56,334)       48,936        23,643         51,199    372,687
                                                                =============  ============  ============  ============= ==========
                                                                =============  ============  ============  ============= ==========


(1) The portfolio commenced operations on May 15, 2002.

The accompanying notes are an integral part of these financial statements.                                               (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2002 AND 2001
----------------------------------------------------------------------------------------------------------------------------------


                                       PIONEER EQUITY-INCOME VCT PORTFOLIRS EMERGING GROWTH FUND     STEIN ROE BALANCED PORTFOLIO
                                       -------------------------------------------------------------------------------------------

                                           2002           2001            2002            2001           2002            2001
                                       -------------  --------------  -------------   -------------  -------------   -------------


INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income (loss)     $        6,573 $         3,582 $      (28,119) $      (30,983)$        2,714  $        2,192
    Net realized gain (loss)                (65,666)         35,187     (1,119,752)       (389,616)       (12,606)          3,456
    Change in net unrealized depreciation
       on investments                       (58,157)       (101,666)      (208,500)       (413,121)        (1,710)        (16,669)
                                       -------------  --------------  -------------   -------------  -------------   -------------
                                       -------------  --------------  -------------   -------------  -------------   -------------

    Decrease in net assets resulting
       from operations                     (117,250)        (62,897)    (1,356,371)       (833,720)       (11,602)        (11,021)
                                       -------------  --------------  -------------   -------------  -------------   -------------
                                       -------------  --------------  -------------   -------------  -------------   -------------

CONTRACT TRANSACTIONS:
    Purchase payments                        98,056          90,666        653,855         670,943         30,872          40,065
    Contract benefits and terminations      (47,674)        (74,808)      (183,805)        (55,613)       (31,721)              0
    Transfers between subaccounts, net      (97,213)         41,432       (152,328)        812,741        (14,584)           (859)
    Contract maintenance charges               (173)           (183)        (1,575)         (1,032)                             0
    Adjustments to net assets allocated to contracts
       in payout phase
                                       -------------  --------------  -------------   -------------  -------------   -------------
                                       -------------  --------------  -------------   -------------  -------------   -------------

    Increase (decrease) in net assets resulting from
       contract transactions                (47,004)         57,107        316,147       1,427,039        (15,433)         39,206
                                       -------------  --------------  -------------   -------------  -------------   -------------
                                       -------------  --------------  -------------   -------------  -------------   -------------

    Total increase (decrease) in net assets(164,254)         (5,790)    (1,040,224)        593,319        (27,035)         28,185

NET ASSETS:
    Beginning of period                     758,532         764,322      3,333,393       2,740,074        127,206          99,021
                                       -------------  --------------  -------------   -------------  -------------   -------------
                                       -------------  --------------  -------------   -------------  -------------   -------------

    End of period                    $      594,278 $       758,532 $    2,293,169  $    3,333,393 $      100,171  $      127,206
                                       =============  ==============  =============   =============  =============   =============
                                       =============  ==============  =============   =============  =============   =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                             37,442          28,667        362,162         337,467          3,641           3,664
    Units redeemed                          (41,643)        (23,131)      (261,784)        (85,524)        (4,856)            (80)
                                       -------------  --------------  -------------   -------------  -------------   -------------
                                       -------------  --------------  -------------   -------------  -------------   -------------

    Net increase (decrease)                  (4,201)          5,536        100,378         251,943         (1,215)          3,584
                                       =============  ==============  =============   =============  =============   =============
                                       =============  ==============  =============   =============  =============   =============


The accompanying notes are an integral part of these financial statements.                                             (Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                    TOTAL FUTUREFUNDS SERIES ACCOUNT
                                                                                                    ----------------------------
                                                                                                    ----------------------------
                                                                                                        2002           2001
                                                                                                    -------------  -------------
                                                                                                    -------------  -------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income                                                                         $    7,261,876 $    7,002,197
    Net realized gain (loss)                                                                         (28,267,371)    49,305,963
    Change in net unrealized depreciation
       on investments                                                                               (247,702,336)  (205,563,981)
                                                                                                    -------------  -------------
                                                                                                    -------------  -------------

    Decrease in net assets resulting
       from operations                                                                              (268,707,831)  (149,255,821)
                                                                                                    -------------  -------------
                                                                                                    -------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                                                                169,435,040    150,517,286
    Contract benefits and terminations                                                              (137,808,074)  (128,098,660)
    Transfers between subaccounts, net                                                               (26,199,853)    10,220,481
    Contract maintenance charges                                                                        (399,529)      (450,766)
    Adjustments to net assets allocated to contracts
       in payout phase                                                                                   157,035       (310,795)
                                                                                                    -------------  -------------
                                                                                                    -------------  -------------

    Increase in net assets resulting from
       contract transactions                                                                           5,184,619     31,877,546
                                                                                                    -------------  -------------
                                                                                                    -------------  -------------

    Total decrease in net assets                                                                    (263,523,212)  (117,378,275)

NET ASSETS:
    Beginning of period                                                                             1,575,829,319  1,693,207,594
                                                                                                    -------------  -------------
                                                                                                    -------------  -------------

    End of period                                                                                 $ 1,312,306,107$ 1,575,829,319
                                                                                                    =============  =============
                                                                                                    =============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                                                                      26,286,130     19,772,540
    Units redeemed                                                                                   (22,498,074)   (13,731,668)
                                                                                                    -------------  -------------
                                                                                                    -------------  -------------
    Net increase                                                                                       3,788,056      6,040,872
                                                                                                    =============  =============
                                                                                                    =============  =============


The accompanying notes are an integral part of these financial statements.                                           (Concluded)



                                                                        AIM BLUE CHIP FUND

                                   -------------------------------------------------------------------------------------------------

Expenses as a % of net assets             0.00         0.55          0.65              0.75            0.95          1.25

             2002

-------------------------------

 Ending Unit Value                     $ 4.88        $ 4.81         $ 4.80            $ 4.79          $ 4.76           $ 4.73
 Number of Units Outstanding            2,575        23,175              -            17,313          81,240          292,297
 Net Assets (000's)                      $ 13         $ 112            $ -              $ 83           $ 387          $ 1,381
 Total Return                         (26.40%)      (26.90%)       (26.94%)          (26.98%)        (27.22%)         (27.34%)

             2001

-------------------------------

 Ending Unit Value                     $ 6.63        $ 6.58         $ 6.57            $ 6.56          $ 6.54           $ 6.51
 Number of Units Outstanding            1,870        24,965              -            26,790          88,846          423,660
 Net Assets (000's)                      $ 12         $ 164            $ -             $ 176           $ 581          $ 2,757
 Total Return                         (23.00%)      (23.31%)       (23.43%)          (23.45%)        (23.60%)         (23.86%)

             2000

-------------------------------

 Ending Unit Value                      $ 8.61        $ 8.58         $ 8.58           $ 8.57          $ 8.56           $ 8.55
 Number of Units Outstanding                30         5,048              -            6,939          33,594          290,971
 Net Assets (000's)                        $ 0          $ 43            $ -             $ 59           $ 288          $ 2,488
 Total Return                          (13.90%)      (14.20%)       (14.20%)         (14.30%)        (14.40%)         (14.50%)



                                                                                                                      (Continued)

                                                                  AIM SMALL CAP GROWTH PORTFOLIO
                                   -------------------------------------------------------------------------------------------------


Expenses as a % of net assets             0.00         0.55           0.65              0.75            0.95             1.25

             2002

-------------------------------

 Ending Unit Value                       $ 7.48        $ 7.45        $ 7.45            $ 7.44          $ 7.43            $ 7.42
 Number of Units Outstanding                263         2,247             -             2,324           1,727            12,201
 Net Assets (000's)                         $ 2          $ 17           $ -              $ 17            $ 13              $ 90
 Total Return                           (25.20%)      (25.50%)      (25.50%)          (25.60%)        (25.70%)          (25.80%)



                                                                                                                       (Continued)

                                                                ALGER AMERICAN BALANCED PORTFOLIO
                                   -------------------------------------------------------------------------------------------------


Expenses as a % of net assets             0.00         0.55            0.65             0.75             0.95              1.25

             2002

-------------------------------

 Ending Unit Value                       $ 9.53        $ 9.37         $ 8.02           $ 9.31           $ 9.25            $ 9.15
 Number of Units Outstanding                347         6,592              -           30,271          135,584           601,451
 Net Assets (000's)                         $ 3          $ 62            $ -            $ 282          $ 1,254           $ 5,505
 Total Return                           (12.33%)      (12.76%)       (12.83%)         (12.91%)         (13.06%)          (13.43%)

             2001

-------------------------------

 Ending Unit Value                      $ 10.87       $ 10.74         $ 9.20          $ 10.69          $ 10.64           $ 10.57
 Number of Units Outstanding                 73        10,322              -           25,750          125,592           598,195
 Net Assets (000's)                         $ 1         $ 111            $ -            $ 275          $ 1,336           $ 6,322
 Total Return                            (1.98%)       (2.45%)        (2.54%)          (2.64%)          (2.92%)           (3.12%)

             2000

-------------------------------

 Ending Unit Value                      $ 11.09       $ 11.01         $ 9.44          $ 10.98          $ 10.96           $ 10.91
 Number of Units Outstanding                  -         5,064              -           12,856          109,400           505,908
 Net Assets (000's)                         $ -          $ 56            $ -            $ 141          $ 1,199           $ 5,521
 Total Return                            (2.80%)       (3.34%)        (5.60%)          (3.51%)          (3.61%)           (3.96%)

             1999

-------------------------------

 Ending Unit Value                      $ 11.41       $ 11.39                         $ 11.38          $ 11.37           $ 11.36
 Number of Units Outstanding                  -         3,334                           3,328           15,040            94,918
 Net Assets (000's)                         $ -          $ 38                            $ 38            $ 171           $ 1,078
 Total Return                            14.10%        13.90%                          13.80%           13.70%            13.60%

                                                                                                                       (Continued)

                                                              ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
                                   -------------------------------------------------------------------------------------------------


Expenses as a % of net assets             0.00           0.55            0.65           0.75             0.95             1.25

             2002

-------------------------------

 Ending Unit Value                        $ 8.80       $ 8.64           $ 6.39         $ 8.58           $ 8.52           $ 8.44
 Number of Units Outstanding               1,755       30,204                -         64,663          203,757          813,721
 Net Assets (000's)                         $ 15        $ 261              $ -          $ 555          $ 1,737          $ 6,869
 Total Return                            (29.54%)     (29.93%)         (29.93%)       (30.07%)         (30.22%)         (30.42%)

             2001

-------------------------------

 Ending Unit Value                       $ 12.49      $ 12.33           $ 9.12        $ 12.27          $ 12.21          $ 12.13
 Number of Units Outstanding               5,675       50,488                -         57,979          228,470          857,730
 Net Assets (000's)                         $ 71        $ 622              $ -          $ 711          $ 2,791         $ 10,406
 Total Return                             (6.51%)      (7.01%)          (7.22%)        (7.26%)          (7.50%)          (7.76%)

             2000

-------------------------------

 Ending Unit Value                       $ 13.36      $ 13.26           $ 9.83        $ 13.23         $ 13.20           $ 13.15
 Number of Units Outstanding               6,107       50,676                -         41,599         219,147           865,701
 Net Assets (000's)                         $ 82        $ 672              $ -          $ 550         $ 2,893          $ 11,380
 Total Return                              9.15%        8.60%           (1.70%)         8.35%           8.20%             7.88%

             1999

-------------------------------

 Ending Unit Value                       $ 12.24      $ 12.21                         $ 12.21         $ 12.20           $ 12.19
 Number of Units Outstanding               4,469        2,820                           4,173          13,681           126,221
 Net Assets (000's)                         $ 55         $ 34                            $ 51           $ 167           $ 1,539
 Total Return                              22.40%      22.10%                          22.10%          22.00%            21.90%



                                                                                                                       (Continued)

                                                               AMERICAN CENTURY EQUITY INCOME FUND
                                   -------------------------------------------------------------------------------------------------


Expenses as a % of net assets             0.00           0.55              0.65           0.75             0.95              1.25

             2002

-------------------------------

 Ending Unit Value                       $ 12.59       $ 12.42          $ 12.39        $ 12.35          $ 12.29           $ 12.20
 Number of Units Outstanding               4,757        13,045                -         18,110           67,208           170,066
 Net Assets (000's)                         $ 60         $ 162              $ -          $ 224            $ 826           $ 2,074
 Total Return                             (4.98%)       (5.48%)          (5.56%)        (5.73%)          (5.90%)           (6.15%)

             2001

-------------------------------

 Ending Unit Value                       $ 13.25       $ 13.14          $ 13.12        $ 13.10          $ 13.06           $ 13.00
 Number of Units Outstanding                 869        14,329                -          8,688           35,178           107,627
 Net Assets (000's)                         $ 12         $ 188              $ -          $ 114            $ 459           $ 1,399
 Total Return                             11.25%        10.70%           10.62%         10.46%           10.21%             9.89%

             2000

-------------------------------

 Ending Unit Value                       $ 11.91       $ 11.87          $ 11.86        $ 11.86          $ 11.85              11.83
 Number of Units Outstanding                   -            8                 -          1,337           11,587             27,963
 Net Assets (000's)                          $ -          $ 0               $ -           $ 16            $ 137              $ 331
 Total Return                              19.10%        18.70%           18.60%         18.60%          18.50%             18.30%

                                                                                                                       (Continued)

                                                                                                              AMERICAN
                                                                                                              CENTURY
                                                                                      AMERICAN                 INCOME &
                                                                                      CENTURY                  GROWTH
                                                                                     GROWTH FUND               ADVISOR
                                                                                                              PORTFOLIO

                                                                                  -------------------    -----------------

Expenses as a % of net assets                                                           0.75                  0.00

             2002

-------------------------------
 Ending Unit Value                                                                        $ 6.88                $ 8.09
 Number of Units Outstanding                                                              22,142                   374
 Net Assets (000's)                                                                        $ 152                   $ 3
 Total Return                                                                            (19.91%)              (19.10%)

             2001

-------------------------------
 Ending Unit Value                                                                        $ 8.59
 Number of Units Outstanding                                                               2,206
 Net Assets (000's)                                                                         $ 19
 Total Return                                                                             (9.10%)

             2000

-------------------------------
 Ending Unit Value                                                                        $ 9.45
 Number of Units Outstanding                                                                   -
 Net Assets (000's)                                                                          $ -
 Total Return                                                                             (5.50%)


                                                                  ARTISAN INTERNATIONAL FUND
                                   -------------------------------------------------------------------------------------------------

Expenses as a % of net assets             0.00           0.55            0.65           0.75             0.95              1.25

             2002

-------------------------------

 Ending Unit Value                        $ 5.83        $ 5.74          $ 5.73          $ 5.71           $ 5.69            $ 5.64
 Number of Units Outstanding                 244         7,588               -          33,286           58,883           294,453
 Net Assets (000's)                          $ 1          $ 44             $ -           $ 190            $ 335           $ 1,661
 Total Return                            (18.80%)      (19.38%)        (19.41%)        (19.58%)         (19.63%)          (19.89%)

             2001

-------------------------------

 Ending Unit Value                        $ 7.18        $ 7.12          $ 7.11          $ 7.10           $ 7.08            $ 7.04
 Number of Units Outstanding                  15         5,267               -          14,150           48,509           200,036
 Net Assets (000's)                          $ -          $ 37             $ -           $ 100            $ 344           $ 1,409
 Total Return                            (15.93%)      (16.33%)        (16.45%)        (16.47%)         (16.61%)          (16.98%)

             2000

-------------------------------

 Ending Unit Value                        $ 8.54        $ 8.51          $ 8.51          $ 8.50           $ 8.49            $ 8.48
 Number of Units Outstanding                  15         1,006               -           2,436           25,053           144,380
 Net Assets (000's)                          $ -           $ 9             $ -            $ 21            $ 213           $ 1,224
 Total Return                            (14.60%)      (14.90%)        (14.90%)        (15.00%)         (15.10%)          (15.20%)













                                                                                                                    (Continued)

                                                             FEDERATED CAPITAL APPRECIATION PORTFOLIO
                                   -------------------------------------------------------------------------------------------------


Expenses as a % of net assets             0.00        0.55             0.65              0.75             0.95              1.25

             2002

-------------------------------

 Ending Unit Value                        $ 8.19       $ 8.16          $ 8.15            $ 8.15           $ 8.14            $ 8.12
 Number of Units Outstanding              14,740        3,191               -             8,831           21,813            92,533
 Net Assets (000's)                        $ 121         $ 26             $ -              $ 72            $ 178             $ 751
 Total Return                            (18.10%)     (18.40%)        (18.50%)          (18.50%)         (18.60%)          (18.80%)
























                                                                                                                      (Continued)

                                                                  FIDELITY VIP GROWTH PORTFOLIO
                                   -------------------------------------------------------------------------------------------------


Expenses as a % of net assets             0.00           0.55            0.65            0.75             0.95              1.25

             2002

-------------------------------

 Ending Unit Value                        $ 8.58         $ 11.73         $ 5.06         $ 10.23          $ 12.51           $ 16.40
 Number of Units Outstanding              64,250         274,724          3,307         948,538        1,155,035         3,686,022
 Net Assets (000's)                        $ 551         $ 3,223           $ 17         $ 9,705         $ 14,454          $ 60,433
 Total Return                            (30.07%)        (30.51%)       (30.49%)        (30.64%)         (30.81%)          (30.95%)

             2001

-------------------------------

 Ending Unit Value                       $ 12.27         $ 16.88         $ 7.28         $ 14.75          $ 18.08           $ 23.75
 Number of Units Outstanding              65,066         312,757          3,321         945,946        1,223,847         3,927,000
 Net Assets (000's)                        $ 798         $ 5,279           $ 24        $ 13,952         $ 22,122          $ 93,279
 Total Return                            (17.65%)        (18.14%)       (18.20%)        (18.28%)         (18.45%)          (18.72%)

             2000

-------------------------------

 Ending Unit Value                       $ 14.90        $ 20.62          $ 8.90         $ 18.05          $ 22.17           $ 29.22
 Number of Units Outstanding              71,676        272,931           4,541         914,068        1,163,198         4,063,604
 Net Assets (000's)                      $ 1,068        $ 5,628            $ 40        $ 16,499         $ 25,788         $ 118,725
 Total Return                            (10.99%)       (11.46%)        (11.00%)        (11.65%)         (11.81%)          (12.07%)

             1999

-------------------------------

 Ending Unit Value                       $ 16.74        $ 23.29                         $ 20.43          $ 25.14           $ 33.23
 Number of Units Outstanding              82,726        279,463                         755,950          727,652         3,970,113
 Net Assets (000's)                      $ 1,385        $ 6,509                        $ 15,444         $ 18,293         $ 131,927
 Total Return                             37.44%         36.68%                          36.38%           36.19%            35.74%

             1998

-------------------------------

 Ending Unit Value                       $ 12.18        $ 17.04                         $ 14.98         $ 18.46            $ 24.48
 Number of Units Outstanding              56,691        157,482                         593,071         503,651          3,681,236
 Net Assets (000's)                        $ 690        $ 2,683                         $ 8,884         $ 9,297           $ 90,117
 Total Return                             21.80%         38.76%                          38.45%          38.17%             37.76%

                                                                                                                        (Continued)

                                                                  FIDELITY VIP II CONTRAFUND
                                   -------------------------------------------------------------------------------------------------


Expenses as a % of net assets             0.00          0.55              0.65            0.75           0.95             1.25

             2002

-------------------------------

 Ending Unit Value                       $ 10.81        $ 10.56          $ 7.50         $ 10.48        $ 10.39            $ 10.26
 Number of Units Outstanding               1,165         37,904             134          70,602        250,602            894,447
 Net Assets (000's)                         $ 13          $ 400             $ 1           $ 740        $ 2,604            $ 9,179
 Total Return                             (9.31%)        (9.90%)         (9.96%)         (9.97%)       (10.20%)           (10.47%)

             2001

-------------------------------

 Ending Unit Value                       $ 11.92        $ 11.72          $ 8.33         $ 11.64        $ 11.57            $ 11.46
 Number of Units Outstanding                 647         35,737             134          60,167        224,771            854,392
 Net Assets (000's)                          $ 8          $ 419             $ 1           $ 701        $ 2,601            $ 9,795
 Total Return                            (12.29%)       (12.73%)        (12.96%)        (12.94%)       (13.14%)           (13.38%)

             2000

-------------------------------

 Ending Unit Value                       $ 13.59       $ 13.43           $ 9.57         $ 13.37        $ 13.32            $ 13.23
 Number of Units Outstanding                 592        18,744              134          35,038        198,939            777,969
 Net Assets (000's)                          $ 8         $ 252              $ 1           $ 468        $ 2,650           $ 10,293
 Total Return                             (6.60%)       (7.12%)          (4.30%)         (7.35%)        (7.50%)            (7.80%)

             1999

-------------------------------

 Ending Unit Value                       $ 14.55        $ 14.46                         $ 14.43        $ 14.40            $ 14.35
 Number of Units Outstanding               1,705         24,133                          19,035         84,530            490,771
 Net Assets (000's)                         $ 25          $ 349                           $ 275        $ 1,217            $ 7,043
 Total Return                             24.25%         23.59%                          23.33%         23.08%             22.75%

             1998

-------------------------------

 Ending Unit Value                       $ 11.71        $ 11.70                         $ 11.70        $ 11.70            $ 11.69
 Number of Units Outstanding                   -              -                             546          1,792             79,502
 Net Assets (000's)                          $ -            $ -                             $ 6           $ 21              $ 929
 Total Return                             17.10%         17.00%                          17.00%         17.00%             16.90%

                                                                                                                       (Continued)


                                                                                   FRANKLIN
                                                                                   SMALL
                                                                                   CAP
                                                                                   GROWTH
                                                                                   FUND
                                                                                   I

                                                                                  -------------------

Expenses as a % of net assets                                                            0.75

             2002

--------------------------------
 Ending Unit Value                                                                            $ 4.69
 Number of Units Outstanding                                                                  14,465
 Net Assets (000's)                                                                             $ 68
 Total Return                                                                                (30.00%)

             2001

--------------------------------
 Ending Unit Value                                                                            $ 6.70
 Number of Units Outstanding                                                                   7,384
 Net Assets (000's)                                                                             $ 50
 Total Return                                                                                (21.18%)

             2000

--------------------------------
 Ending Unit Value                                                                            $ 8.50
 Number of Units Outstanding                                                                     107
 Net Assets (000's)                                                                              $ 1
 Total Return                                                                                (15.00%)

                                                                                                                      (Continued)


                                                                     INVESCO DYNAMICS FUND
                                   -------------------------------------------------------------------------------------------------


Expenses as a % of net assets             0.00           0.55            0.65              0.75            0.95             1.25

             2002

--------------------------------

 Ending Unit Value                        $ 3.82        $ 3.77           $ 3.76            $ 3.75          $ 3.73          $ 3.70
 Number of Units Outstanding               7,398        21,751                -            53,272         118,493         597,242
 Net Assets (000's)                         $ 28          $ 82              $ -             $ 200           $ 442         $ 2,211
 Total Return                            (33.10%)      (33.39%)         (33.57%)          (33.51%)        (33.75%)        (33.93%)

             2001

--------------------------------

 Ending Unit Value                        $ 5.71        $ 5.66           $ 5.66            $ 5.64          $ 5.63          $ 5.60
 Number of Units Outstanding               3,160        17,556                -            34,718         159,264         532,951
 Net Assets (000's)                         $ 18          $ 99              $ -             $ 196           $ 896         $ 2,985
 Total Return                            (32.90%)      (33.33%)         (33.25%)          (33.49%)        (33.53%)        (33.81%)

             2000

--------------------------------

 Ending Unit Value                        $ 8.51        $ 8.49           $ 8.48            $ 8.48          $ 8.47          $ 8.46
 Number of Units Outstanding                  14        17,153                -            13,292          90,122         341,995
 Net Assets (000's)                          $ -         $ 146              $ -             $ 113           $ 763         $ 2,892
 Total Return                            (14.90%)      (15.10%)         (15.20%)          (15.20%)        (15.30%)        (15.40%)

                                                                                                                      (Continued)


                                                         JANUS ASPEN SERIES WORLDWIDE
                                                               GROWTH PORTFOLIO                         JANUS FUND
                                                        ----------------------------------------    -------------------


Expenses as a % of net assets                                  0.75                  0.95                   0.75

             2002

-------------------------------

 Ending Unit Value                                           $ 8.25                $ 9.72                 $ 4.52
 Number of Units Outstanding                                185,722               219,839                 60,777
 Net Assets (000's)                                         $ 1,531               $ 2,138                  $ 275
 Total Return                                               (26.01%)              (26.25%)               (28.03%)

             2001

-------------------------------

 Ending Unit Value                                          $ 11.15               $ 13.18                 $ 6.28
 Number of Units Outstanding                                193,107               208,436                 15,053
 Net Assets (000's)                                         $ 2,154               $ 2,747                   $ 95
 Total Return                                               (23.05%)              (23.19%)               (26.72%)

             2000

-------------------------------

 Ending Unit Value                                          $ 14.49               $ 17.16               $ 8.5716
 Number of Units Outstanding                                209,494               171,580                     39
 Net Assets (000's)                                         $ 3,036               $ 2,944                     $-
 Total Return                                               (16.29%)              (16.46%)               (14.30%)

             1999

-------------------------------

 Ending Unit Value                                          $ 17.31               $ 20.54
 Number of Units Outstanding                                123,401               105,743
 Net Assets (000's)                                         $ 2,136               $ 2,172
 Total Return                                                62.54%                63.15%

             1998

-------------------------------

 Ending Unit Value                                          $ 10.65               $ 12.59
 Number of Units Outstanding                                 17,591                48,119
 Net Assets (000's)                                           $ 187                 $ 606
 Total Return                                                 6.50%                25.90%


                                                                                                       (Continued)


                                                                       JANUS TWENTY FUND

                              ------------------------------------------------------------------------------------------------------

Expenses as a % of net assets      0.00               0.55               0.65               0.75               0.95            1.25

           2002

---------------------------

 Ending Unit Value                 $ 3.80       $ 3.74             $ 3.73             $ 3.72             $ 3.70             $ 3.67
 Number of Units Outstanding       46,538       31,903                  -             50,147            274,501            947,397
 Net Assets (000's)                 $ 177        $ 119                $ -              $ 187            $ 1,016            $ 3,480
 Total Return                     (24.00%)     (24.44%)           (24.49%)           (24.54%)           (24.80%)           (25.10%)

           2001

---------------------------

 Ending Unit Value                 $ 5.00       $ 4.95             $ 4.94             $ 4.93             $ 4.92             $ 4.90
 Number of Units Outstanding        5,572       50,805                  -             49,241            194,263            846,459
 Net Assets (000's)                  $ 28        $ 251                $ -              $ 243              $ 956            $ 4,145
 Total Return                     (29.08%)     (29.59%)           (29.73%)           (29.77%)           (29.91%)           (30.00%)

           2000

---------------------------


 Ending Unit Value                 $ 7.05       $ 7.03             $07.03             $07.02             $07.02             $07.00
 Number of Units Outstanding           74       40,608                  -             36,576            113,874            621,528
 Net Assets (000's)                   $ 1        $ 285               $ -1              $8257              $ 799            $24,354
 Total Return                     (29.50%)     (29.70%)           (29.70%)           (29.80%)           (29.80%)           (30.00%)


                                                                      JANUS WORLDWIDE FUND
                              ------------------------------------------------------------------------------------------------------


Expenses as a % of net assets      0.00           0.55            0.65               0.75               0.95               1.25

           2002

---------------------------

 Ending Unit Value                   $ 4.57       $ 4.51          $ 4.50             $ 4.49             $ 4.46             $ 4.43
 Number of Units Outstanding          7,008       39,683               -             40,551            192,992            622,139
 Net Assets (000's)                    $ 32        $ 179             $ -              $ 182              $ 861            $ 2,755
 Total Return                       (26.05%)     (26.43%)        (26.47%)           (26.51%)           (26.77%)           (26.90%)

           2001

---------------------------

 Ending Unit Value                   $ 6.18       $ 6.13          $ 6.12             $ 6.11             $ 6.09             $ 6.06
 Number of Units Outstanding          3,068       45,126               -             36,445            155,095            584,126
 Net Assets (000's)                    $ 19        $ 277             $ -              $ 223              $ 944            $ 3,541
 Total Return                       (22.94%)     (23.28%)        (23.40%)           (23.43%)           (23.59%)           (23.87%)

           2000

---------------------------
---------------------------.96

 Ending Unit Value                   $ 8.02       $ 7.99           $7.99              $7.98              $7.97              $7.96
 Number of Units Outstanding             69       33,577               -             15,876             96,440            408,304
 Net Assets (000's)                     $ 1        $ 268            $ -1               $127              $ 769             $3,251
 Total Return                       (19.80%)     (20.10%)        (20.10%)           (20.20%)           (20.30%)           (20.40%)

                                                                                                                      (Continued)

                                                         LM INSTITUTIONAL INVESTORS ADVISORS VALUE FUND

                                   -------------------------------------------------------------------------------------------------


Expenses as a % of net assets       0.00               0.55         0.65              0.75             0.95               1.25

             2002

-------------------------------

 Ending Unit Value                    $ 8.50        $ 8.45           $ 8.45            $ 8.44           $ 8.43             $ 8.42
 Number of Units Outstanding               9         7,293                -             1,801           24,425             95,682
 Net Assets (000's)                      $ -          $ 62              $ -              $ 15            $ 206              $ 805
 Total Return                        (15.00%)      (15.50%)         (15.50%)          (15.60%)         (15.70%)           (15.80%)



                                                                                                                      (Continued)

                                                               MAXIM AGGRESSIVE PROFILE I PORTFOLIO
                                   -------------------------------------------------------------------------------------------------


Expenses as a % of net assets          0.00          0.55              0.65           0.75              0.95               1.25

             2002

-------------------------------

 Ending Unit Value                     $ 10.13      $ 10.16           $ 7.51           $ 10.05          $ 9.95             $ 9.79
 Number of Units Outstanding         2,695,952       47,183              176           165,055         166,720            354,765
 Net Assets (000's)                   $ 27,323        $ 480              $ 1           $ 1,659         $ 1,659            $ 3,472
 Total Return                          (17.64%)     (18.13%)         (18.19%)          (18.23%)        (18.38%)           (18.62%)

             2001

-------------------------------

 Ending Unit Value                     $ 12.30       $ 12.41           $ 9.18           $ 12.29         $ 12.19            $ 12.03
 Number of Units Outstanding         2,053,814        29,171              176           140,600         165,531            359,651
 Net Assets (000's)                   $ 25,267         $ 362              $ 2           $ 1,728         $ 2,018            $ 4,327
 Total Return                           (5.75%)       (6.20%)          (6.33%)           (6.47%)         (6.66%)            (6.89%)

             2000

-------------------------------

 Ending Unit Value                     $ 13.05      $ 13.23           $ 9.80           $ 13.14          $ 13.06           $ 12.92
 Number of Units Outstanding         1,524,726       24,790              346            97,470          126,106           303,041
 Net Assets (000's)                   $ 19,899        $ 328              $ 3           $ 1,281          $ 1,647           $ 3,915
 Total Return                           (6.85%)      (7.35%)          (2.00%)           (7.53%)          (7.70%)           (7.98%)

             1999

-------------------------------

 Ending Unit Value                     $ 14.01       $ 14.28                            $ 14.21         $ 14.15           $ 14.04
 Number of Units Outstanding           980,948        25,571                             63,448          68,649           223,144
 Net Assets (000's)                   $ 13,743         $ 365                              $ 902           $ 971           $ 3,133
 Total Return                           21.83%        21.12%                             20.94%          20.73%            20.21%

             1998

-------------------------------

 Ending Unit Value                     $ 11.50       $ 11.79                            $ 11.75         $ 11.72           $ 11.68
 Number of Units Outstanding           411,767         3,714                             15,150          39,091           192,087
 Net Assets (000's)                    $ 4,735          $ 44                              $ 178           $ 458           $ 2,244
 Total Return                           15.00%        14.35%                             13.97%          13.79%            13.51%

                                                                                                                    (Continued)

                                                                MAXIM ARIEL MIDCAP VALUE PORTFOLIO
                                   -------------------------------------------------------------------------------------------------


Expenses as a % of net assets             0.00         0.55            0.65               0.75            0.95              1.25

             2002

-------------------------------

 Ending Unit Value                     $ 15.14        $ 18.34        $ 12.49            $ 17.78         $ 19.42           $ 25.21
 Number of Units Outstanding            39,766        100,994            545            361,232         544,665         1,499,517
 Net Assets (000's)                      $ 602        $ 1,853            $ 7            $ 6,424        $ 10,580          $ 37,809
 Total Return                          (10.73%)       (11.27%)       (11.36%)           (11.45%)        (11.65%)          (11.88%)

             2001

-------------------------------

 Ending Unit Value                     $ 16.96        $ 20.67        $ 14.09            $ 20.08         $ 21.98           $ 28.61
 Number of Units Outstanding            41,705         82,325            545            353,595         589,121         1,563,715
 Net Assets (000's)                      $ 707        $ 1,702            $ 8            $ 7,100        $ 12,947          $ 44,744
 Total Return                           18.19%         17.51%         17.42%             17.29%          17.04%            16.68%

             2000

-------------------------------

 Ending Unit Value                     $ 14.35        $ 17.59        $ 12.00            $ 17.12         $ 18.78           $ 24.52
 Number of Units Outstanding            43,484         53,331            903            319,881         574,831         1,544,026
 Net Assets (000's)                      $ 624          $ 938           $ 11            $ 5,476         $ 10,795         $ 37,855
 Total Return                           18.69%         18.05%         20.00%             17.83%           17.60%           17.21%

             1999

-------------------------------

 Ending Unit Value                     $ 12.09        $ 14.90                           $ 14.53          $ 15.97         $ 20.92
 Number of Units Outstanding            58,732         58,898                           328,339          529,522       2,033,466
 Net Assets (000's)                      $ 710          $ 878                           $ 4,771          $ 8,456        $ 42,540
 Total Return                            0.25%         (0.27%)                           (0.48%)          (0.68%)         (0.95%)

             1998

-------------------------------

 Ending Unit Value                     $ 12.06        $ 14.94                           $ 14.60          $ 16.08          $ 21.12
 Number of Units Outstanding            39,227         39,615                           256,925          470,211        2,277,249
 Net Assets (000's)                      $ 473          $ 592                           $ 3,751          $ 7,561         $ 48,095
 Total Return                           20.60%         33.04%                            32.73%           32.45%           32.08%

                                                                                                                     (Continued)

                                                               MAXIM ARIEL SMALL-CAP VALUE PORTFOLIO
                                   -------------------------------------------------------------------------------------------------


Expenses as a % of net assets             0.00         0.55               0.65            0.75               0.95         1.25

             2002

-------------------------------

 Ending Unit Value                     $ 14.06        $ 17.32           $ 13.43         $ 15.93           $ 20.71        $ 22.41
 Number of Units Outstanding         1,040,392         27,796             1,413          63,011            95,309        306,805
 Net Assets (000's)                   $ 14,632          $ 482              $ 19         $ 1,004           $ 1,973        $ 6,874
 Total Return                           (6.33%)        (6.83%)           (6.87%)         (7.01%)           (7.13%)        (7.43%)

             2001

-------------------------------

 Ending Unit Value                     $ 15.01        $ 18.59           $ 14.42         $ 17.13           $ 22.30        $ 24.21
 Number of Units Outstanding           682,781         25,012             1,413          40,779            74,353        239,752
 Net Assets (000's)                   $ 10,245          $ 465              $ 20           $ 698           $ 1,658        $ 5,803
 Total Return                           15.73%         15.04%            14.90%          14.81%            14.54%         14.25%

             2000

-------------------------------

 Ending Unit Value                     $ 12.97        $ 16.16           $ 12.55         $ 14.92           $ 19.47        $ 21.19
 Number of Units Outstanding           431,553         12,923             1,441          30,317            51,535        169,805
 Net Assets (000's)                    $ 5,597          $ 209              $ 18           $ 452           $ 1,003        $ 3,601
 Total Return                           26.66%         25.95%            25.50%          25.70%            25.45%         25.09%

             1999

-------------------------------

 Ending Unit Value                     $ 10.24        $ 12.83                           $ 11.87           $ 15.52        $ 16.94
 Number of Units Outstanding           257,905          7,617                            26,816             37,220        141,840
 Net Assets (000's)                    $ 2,641           $ 98                             $ 318             $ 578        $ 2,403
 Total Return                           (5.80%)        (6.28%)                          (6.46%)            (6.67%)        (6.97%)

             1998

-------------------------------

 Ending Unit Value                     $ 10.87        $ 13.69                           $ 12.69           $ 16.63        $ 18.21
 Number of Units Outstanding           117,017          4,137                            24,666            21,916        162,035
 Net Assets (000's)                    $ 1,272           $ 57                             $ 313             $ 364        $ 2,951
 Total Return                            8.70%          7.63%                             7.45%             7.29%          6.93%

                                                                                                                    (Continued)

                                                                      MAXIM BOND PORTFOLIO
                                   -------------------------------------------------------------------------------------------------


Expenses as a % of net assets             0.00         0.55              0.65            0.75               0.95           1.25

             2002

-------------------------------

 Ending Unit Value                     $ 12.95        $ 13.63           $ 12.24         $ 13.36            $ 14.12       $ 35.60
 Number of Units Outstanding            16,491        119,702             1,094         256,484            735,185       747,796
 Net Assets (000's)                      $ 214        $ 1,632              $ 13         $ 3,428           $ 10,378      $ 26,618
 Total Return                            9.01%          8.43%             8.32%           8.27%              8.03%         7.72%

             2001

-------------------------------

 Ending Unit Value                     $ 11.88        $ 12.57           $ 11.30         $ 12.34            $ 13.07       $ 33.05
 Number of Units Outstanding            20,807        128,160             1,094         265,519            828,941       865,970
 Net Assets (000's)                      $ 247        $ 1,610              $ 12         $ 3,278           $ 10,830      $ 28,618
 Total Return                            7.12%          6.53%             6.40%           6.29%              6.09%         5.76%

             2000

-------------------------------

 Ending Unit Value                     $ 11.09        $ 11.80           $ 10.62         $ 11.61            $ 12.32       $ 31.25
 Number of Units Outstanding            22,908         89,447             1,094         254,757            837,182       889,881
 Net Assets (000's)                      $ 254        $ 1,055              $ 12         $ 2,958           $ 10,314      $ 27,804
 Total Return                            7.57%          6.98%             6.20%           6.71%              6.57%         6.22%

             1999

-------------------------------

 Ending Unit Value                     $ 10.31        $ 11.03                           $ 10.88           $ 11.56        $ 29.42
 Number of Units Outstanding            32,936         88,672                           288,558           485,261      1,202,989
 Net Assets (000's)                      $ 340          $ 978                           $ 3,140           $ 5,610       $ 35,392
 Total Return                           (0.29%)        (0.81%)                           (1.00%)           (1.20%)        (1.51%)

             1998

-------------------------------

 Ending Unit Value                     $ 10.34        $ 11.12                           $ 10.99           $ 11.70        $ 29.87
 Number of Units Outstanding            19,022          7,489                           302,286           271,537      1,478,127
 Net Assets (000's)                      $ 197           $ 83                           $ 3,322           $ 3,177       $ 44,152
 Total Return                            3.40%          6.11%                             5.88%             5.60%          5.32%

                                                                                                                      (Continued)

                                                                    MAXIM BOND INDEX PORTFOLIO
                                   -------------------------------------------------------------------------------------------------


Expenses as a % of net assets             0.00           0.55            0.65             0.75            0.95             1.25

             2002

-------------------------------

 Ending Unit Value                     $ 13.16         $ 12.92          $ 12.83          $ 12.84         $ 12.75         $ 12.63
 Number of Units Outstanding             4,277           8,651                -           32,896         156,718         547,548
 Net Assets (000's)                       $ 56           $ 112              $ -            $ 422         $ 1,999         $ 6,915
 Total Return                            9.67%           9.12%            9.01%            8.91%           8.60%           8.32%

             2001

-------------------------------

 Ending Unit Value                     $ 12.00         $ 11.84          $ 11.77          $ 11.79         $ 11.74         $ 11.66
 Number of Units Outstanding             1,774           1,633               -           10,427          57,734         176,019
 Net Assets (000's)                       $ 21            $ 19              $ -            $ 123           $ 678         $ 2,052
 Total Return                            7.53%           6.86%            6.81%            6.70%           6.53%           6.19%

             2000

-------------------------------

 Ending Unit Value                     $ 11.16         $ 11.08          $ 11.02          $ 11.05         $ 11.02         $ 10.98
 Number of Units Outstanding                 -              39                -            1,129          10,544          65,240
 Net Assets (000's)                        $ -             $ -              $ -             $ 12           $ 116           $ 716
 Total Return                           11.27%          10.69%           10.20%           10.50%          10.20%           9.91%

             1999

-------------------------------

 Ending Unit Value                     $ 10.03         $ 10.01                           $ 10.00          $ 10.00         $ 9.99
 Number of Units Outstanding                 -               -                               250               79         12,077
 Net Assets (000's)                        $ -             $ -                               $ 3              $ 1          $ 121
 Total Return                            0.30%           0.10%                             0.00%            0.00%         (0.10%)







                                                                                                                     (Continued)

                                                              MAXIM CONSERVATIVE PROFILE I PORTFOLIO
                                   -------------------------------------------------------------------------------------------------


Expenses as a % of net assets             0.00           0.55             0.65             0.75             0.95           1.25

             2002

-------------------------------

 Ending Unit Value                     $ 12.25          $ 12.35         $ 10.57           $ 12.23         $ 12.17        $ 11.90
 Number of Units Outstanding         1,317,240            5,105               -           214,143          60,105        354,326
 Net Assets (000's)                   $ 16,139             $ 63             $ -           $ 2,618           $ 731        $ 4,217
 Total Return                           (0.73%)          (1.28%)         (1.31%)           (1.37%)         (1.62%)        (1.90%)

             2001

-------------------------------

 Ending Unit Value                     $ 12.34          $ 12.51         $ 10.71           $ 12.40         $ 12.37        $ 12.13
 Number of Units Outstanding         1,020,296            5,762               -           168,345          47,547        409,009
 Net Assets (000's)                   $ 12,587             $ 72             $ -           $ 2,088           $ 588        $ 4,962
 Total Return                            2.92%            2.29%           2.19%             2.06%           1.89%          1.59%

             2000

-------------------------------

 Ending Unit Value                     $ 11.99          $ 12.23         $ 10.48           $ 12.15         $ 12.14        $ 11.94
 Number of Units Outstanding           820,263            3,984               -           177,718          34,796        408,528
 Net Assets (000's)                    $ 9,835             $ 49             $ -           $ 2,159           $ 422        $ 4,881
 Total Return                            5.83%            5.34%           4.80%             5.10%           4.84%          4.55%

             1999

-------------------------------

 Ending Unit Value                     $ 11.33          $ 11.61                           $ 11.56         $ 11.58        $ 11.42
 Number of Units Outstanding           704,508            1,881                           342,028          12,170        431,715
 Net Assets (000's)                    $ 7,982             $ 22                           $ 3,954           $ 141        $ 4,930
 Total Return                            4.91%            4.22%                             4.05%           3.86%          3.44%

             1998

-------------------------------

 Ending Unit Value                     $ 10.80          $ 11.14                           $ 11.11         $ 11.15        $ 11.04
 Number of Units Outstanding           542,022              105                           426,692           3,969        436,225
 Net Assets (000's)                    $ 5,854              $ 1                           $ 4,741            $ 44        $ 4,816
 Total Return                            8.00%            7.74%                             7.45%           7.94%          6.98%

                                                                                                                      (Continued)

                                                              MAXIM FOUNDERS GROWTH & INCOME PORTFOLIO
                                   -------------------------------------------------------------------------------------------------


Expenses as a % of net assets             0.00           0.55             0.65              0.75            0.95          1.25

             2002

-------------------------------

 Ending Unit Value                       $ 5.98          $ 6.83          $ 5.17            $ 6.76          $ 6.69         $ 6.58
 Number of Units Outstanding              2,953          14,457               -            46,420          43,370        175,925
 Net Assets (000's)                        $ 18            $ 99             $ -             $ 314           $ 290        $ 1,158
 Total Return                           (25.34%)        (25.84%)        (25.93%)          (25.96%)        (26.16%)       (26.40%)

             2001

-------------------------------

 Ending Unit Value                       $ 8.01          $ 9.21          $ 6.98            $ 9.13          $ 9.06         $ 8.94
 Number of Units Outstanding              2,698          16,899               -            42,654          57,468        230,932
 Net Assets (000's)                        $ 22           $ 156             $ -             $ 390           $ 520        $ 2,064
 Total Return                           (17.51%)        (17.99%)        (18.08%)          (18.19%)        (18.23%)       (18.58%)

             2000

-------------------------------

 Ending Unit Value                       $ 9.71         $ 11.23          $ 8.52           $ 11.16        $ 11.08         $ 10.98
 Number of Units Outstanding              2,512          21,679               -            39,662         38,911         232,000
 Net Assets (000's)                        $ 24           $ 243             $ -             $ 443          $ 431         $ 2,546
 Total Return                           (19.62%)        (20.07%)        (14.80%)          (20.17%)       (20.40%)        (20.55%)

             1999

-------------------------------

 Ending Unit Value                      $ 12.08         $ 14.05                           $ 13.98        $ 13.92         $ 13.82
 Number of Units Outstanding              3,249          21,762                            38,385         25,805         225,791
 Net Assets (000's)                        $ 39           $ 306                             $ 537          $ 359         $ 3,120
 Total Return                            15.05%          14.41%                            14.12%         13.91%          13.56%

             1998

-------------------------------

 Ending Unit Value                      $ 10.50         $ 12.28                           $ 12.25        $ 12.22         $ 12.17
 Number of Units Outstanding              1,779           5,054                            26,637         18,074         209,619
 Net Assets (000's)                        $ 19            $ 62                             $ 326          $ 221         $ 2,551
 Total Return                             5.00%          17.18%                            17.00%         16.83%          16.46%

                                                                                                                       (Continued)

                                                                   MAXIM GROWTH INDEX PORTFOLIO
                                   -------------------------------------------------------------------------------------------------


Expenses as a % of net assets             0.00             0.55           0.65             0.75             0.95          1.25

             2002

-------------------------------

 Ending Unit Value                       $ 7.72          $ 9.08          $ 5.20            $ 8.99         $ 8.89          $ 8.75
 Number of Units Outstanding              9,218          38,859              33           184,480        254,502       1,193,562
 Net Assets (000's)                        $ 71           $ 353             $ -           $ 1,658        $ 2,263        $ 10,444
 Total Return                           (24.02%)        (24.52%)        (24.64%)          (24.58%)       (24.79%)        (25.02%)

             2001

-------------------------------

 Ending Unit Value                      $ 10.16         $ 12.03          $ 6.90           $ 11.92        $ 11.82         $ 11.67
 Number of Units Outstanding              8,135          43,261              33           195,512        264,562       1,238,936
 Net Assets (000's)                        $ 83           $ 520             $ -           $ 2,331        $ 3,128        $ 14,460
 Total Return                           (13.16%)        (13.58%)        (13.53%)          (13.81%)       (13.97%)        (14.19%)

             2000

-------------------------------

 Ending Unit Value                      $ 11.70         $ 13.92          $ 7.98           $ 13.83        $ 13.74         $ 13.60
 Number of Units Outstanding              8,360          35,985              33           163,753        229,556       1,224,149
 Net Assets (000's)                        $ 98           $ 501             $ -           $ 2,265        $ 3,154        $ 16,651
 Total Return                           (22.31%)        (22.80%)        (20.20%)          (22.91%)       (23.07%)        (23.34%)

             1999

-------------------------------

 Ending Unit Value                      $ 15.06         $ 18.03                           $ 17.94        $ 17.86         $ 17.74
 Number of Units Outstanding              7,108          43,961                           102,467        126,500       1,021,202
 Net Assets (000's)                       $ 107           $ 793                           $ 1,838        $ 2,259        $ 18,116
 Total Return                            26.87%          26.17%                            25.89%         25.69%          25.28%

             1998

-------------------------------

 Ending Unit Value                      $ 11.87         $ 14.29                           $ 14.25        $ 14.21         $ 14.16
 Number of Units Outstanding                603           6,496                            24,247         66,116         566,410
 Net Assets (000's)                         $ 7            $ 93                             $ 346          $ 940         $ 8,020
 Total Return                            18.70%          36.62%                            36.23%         35.98%          35.63%

                                                                                                                    (Continued)

                                                                    MAXIM INDEX 600 PORTFOLIO
                                   -------------------------------------------------------------------------------------------------


Expenses as a % of net assets             0.00             0.55           0.65              0.75          0.95           1.25

             2002

-------------------------------

 Ending Unit Value                      $ 10.49         $ 12.74          $ 9.45           $ 11.68        $ 14.82         $ 16.44
 Number of Units Outstanding             10,490          34,243             841           195,732        185,217         457,599
 Net Assets (000's)                       $ 110           $ 436             $ 8           $ 2,285        $ 2,745         $ 7,525
 Total Return                           (15.20%)        (15.68%)        (15.78%)          (15.85%)       (16.03%)        (16.29%)

             2001

-------------------------------

 Ending Unit Value                      $ 12.37         $ 15.11         $ 11.22           $ 13.88        $ 17.65         $ 19.64
 Number of Units Outstanding             11,525          35,797             841           179,104        197,788         481,282
 Net Assets (000's)                       $ 143           $ 541             $ 9           $ 2,485        $ 3,492         $ 9,453
 Total Return                             5.73%           5.22%           5.15%             4.99%          4.75%           4.47%

             2000

-------------------------------

 Ending Unit Value                      $ 11.70         $ 14.36         $ 10.67           $ 13.22        $ 16.85         $ 18.80
 Number of Units Outstanding             13,796          23,270           1,054           165,316        203,258         489,660
 Net Assets (000's)                       $ 161           $ 334            $ 11           $ 2,185        $ 3,425         $ 9,205
 Total Return                            10.27%           9.62%           6.70%             9.44%          9.20%           8.86%

             1999

-------------------------------

 Ending Unit Value                      $ 10.61         $ 13.10                           $ 12.08        $ 15.43         $ 17.27
 Number of Units Outstanding             14,501          22,324                           175,765        173,995         524,936
 Net Assets (000's)                       $ 154           $ 292                           $ 2,123        $ 2,685         $ 9,066
 Total Return                            11.92%          11.21%                            11.03%         10.85%          10.49%

             1998

-------------------------------

 Ending Unit Value                       $ 9.48         $ 11.78                           $ 10.88        $ 13.92         $ 15.63
 Number of Units Outstanding             11,591          22,273                           183,675         72,882         654,733
 Net Assets (000's)                       $ 110           $ 262                           $ 1,998        $ 1,015        $ 10,233
 Total Return                            (5.20%)         (2.08%)                           (2.33%)        (2.52%)         (2.80%)

                                                                                                                       (Continued)

                                                                  MAXIM INVESCO BALANCED PORTFOLIO
                                   -------------------------------------------------------------------------------------------------


Expenses as a % of net assets             0.00              0.55          0.65              0.75           0.95           1.25

             2002

-------------------------------

 Ending Unit Value                       $ 9.90          $ 12.06         $ 7.09           $ 10.14         $ 11.95        $ 11.73
 Number of Units Outstanding            869,969          136,668          1,345           865,323         901,517      4,591,081
 Net Assets (000's)                     $ 8,610          $ 1,649           $ 10           $ 8,772        $ 10,769       $ 53,881
 Total Return                           (16.95%)         (17.51%)       (17.56%)          (17.63%)        (17.76%)       (18.03%)

             2001

-------------------------------

 Ending Unit Value                      $ 11.92          $ 14.62         $ 8.60           $ 12.31         $ 14.53        $ 14.31
 Number of Units Outstanding            762,833          127,232          1,382           892,212         968,138      5,371,616
 Net Assets (000's)                     $ 9,097          $ 1,860           $ 12          $ 10,981        $ 14,069       $ 76,876
 Total Return                           (12.03%)         (12.46%)       (12.60%)          (12.63%)        (12.84%)       (13.11%)

             2000

-------------------------------

 Ending Unit Value                       $ 13.55         $ 16.70         $ 9.84           $ 14.09         $ 16.67        $ 16.47
 Number of Units Outstanding             620,702         122,653          5,029           882,524         971,565      5,793,912
 Net Assets (000's)                      $ 8,411         $ 2,048           $ 49          $ 12,435        $ 16,196       $ 95,437
 Total Return                            (1.95%)          (2.51%)        (1.60%)           (2.69%)         (2.91%)        (3.17%)

             1999

-------------------------------

 Ending Unit Value                       $ 13.82         $ 17.13                          $ 14.48         $ 17.17        $ 17.01
 Number of Units Outstanding             457,632          90,592                          684,806         478,348      5,102,548
 Net Assets (000's)                      $ 6,324         $ 1,552                          $ 9,916         $ 8,213       $ 86,794
 Total Return                             16.72%          16.06%                           15.84%          15.62%         15.24%

             1998

-------------------------------

 Ending Unit Value                       $ 11.84         $ 14.76                          $ 12.50         $ 14.85        $ 14.76
 Number of Units Outstanding             206,750          13,050                          530,511         342,274      5,027,277
 Net Assets (000's)                      $ 2,448           $ 193                          $ 6,631         $ 5,083       $ 74,203
 Total Return                             18.40%          17.80%                           17.59%          17.30%         16.96%

                                                                                                                      (Continued)

                                                                  MAXIM INVESCO ADR PORTFOLIO
                                   -------------------------------------------------------------------------------------------------


Expenses as a % of net assets             0.00             0.55         0.65                0.75            0.95          1.25

             2002

-------------------------------

 Ending Unit Value                        $ 7.79          $ 9.58         $ 6.94            $ 8.52          $ 11.70       $ 12.37
 Number of Units Outstanding              13,152          52,686          1,331           323,340           84,497       276,630
 Net Assets (000's)                        $ 102           $ 505            $ 9           $ 2,755            $ 988       $ 3,422
 Total Return                            (13.15%)        (13.69%)      (13.68%)          (13.77%)         (13.97%)      (14.22%)

             2001

-------------------------------

 Ending Unit Value                        $ 8.97         $ 11.10         $ 8.04            $ 9.88          $ 13.60       $ 14.42
 Number of Units Outstanding              11,069          30,391          1,340           304,754          113,759       314,602
 Net Assets (000's)                         $ 99           $ 337           $ 11           $ 3,012          $ 1,547       $ 4,537
 Total Return                            (16.48%)        (16.98%)       (17.03%)          (17.18%)         (17.27%)      (17.55%)

             2000

-------------------------------

 Ending Unit Value                       $ 10.74          13.37          $ 9.69           $ 11.93          $ 16.44       $ 17.49
 Number of Units Outstanding              12,896         25,347           1,844           275,937          104,088       345,072
 Net Assets (000's)                        $ 139          $ 339            $ 18           $ 3,292          $ 1,711       $ 6,037
 Total Return                            (10.20%)        10.63%)         (3.10%)          (10.84%)         (11.04%)      (11.31%)

             1999

-------------------------------

 Ending Unit Value                       $ 11.96         $ 14.96                          $ 13.38          $ 18.48       $ 19.72
 Number of Units Outstanding              10,506          29,710                          280,189           70,784       343,437
 Net Assets (000's)                        $ 126           $ 444                          $ 3,749          $ 1,308       $ 6,773
 Total Return                             22.67%          22.02%                           21.75%           21.50%        21.13%

             1998

-------------------------------

 Ending Unit Value                        $ 9.75         $ 12.26                          $ 10.99          $ 15.21       $ 16.28
 Number of Units Outstanding               5,065          29,295                          292,162           51,072       347,745
 Net Assets (000's)                         $ 49           $ 359                          $ 3,211            $ 777       $ 5,661
 Total Return                             (2.50%)          9.96%                            9.79%            9.58%         9.26%

                                                                                                                       (Continued)

                                                             MAXIM INVESCO SMALL-CAP GROWTH PORTFOLIO
                                   -------------------------------------------------------------------------------------------------


Expenses as a % of net assets             0.00              0.55          0.65              0.75             0.95       1.25

             2002

-------------------------------

 Ending Unit Value                        $ 9.31         $ 11.39         $ 4.99           $ 10.62          $ 15.04       $ 17.88
 Number of Units Outstanding              36,329         127,029          3,820           428,582          464,900     1,234,858
 Net Assets (000's)                        $ 338         $ 1,447           $ 19           $ 4,551          $ 6,992      $ 22,086
 Total Return                            (30.99%)        (31.34%)       (31.36%)          (31.48%)         (31.61%)      (31.83%)

             2001

-------------------------------

 Ending Unit Value                       $ 13.49         $ 16.59         $ 7.27           $ 15.50          $ 21.99       $ 26.23
 Number of Units Outstanding              35,923         150,777          3,856           430,489          536,016     1,313,120
 Net Assets (000's)                        $ 485         $ 2,502           $ 28           $ 6,671         $ 11,787      $ 34,441
 Total Return                            (22.87%)        (23.30%)       (23.39%)          (23.42%)         (23.62%)      (23.84%)

             2000

-------------------------------

 Ending Unit Value                       $ 17.49         $ 21.63         $ 9.49           $ 20.24          $ 28.79       $ 34.44
 Number of Units Outstanding              38,510         128,855          4,206           456,661          495,179     1,403,142
 Net Assets (000's)                        $ 674         $ 2,787           $ 40           $ 9,243         $ 14,256      $ 48,320
 Total Return                            (12.37%)        (12.89%)        (5.10%)          (13.06%)         (13.20%)      (13.53%)

             1999

-------------------------------

 Ending Unit Value                       $ 19.96         $ 24.83                          $ 23.28          $ 33.17       $ 39.83
 Number of Units Outstanding              41,362         117,176                          396,589          335,181     1,279,850
 Net Assets (000's)                        $ 826         $ 2,909                          $ 9,233         $ 11,118      $ 50,976
 Total Return                             80.80%          79.80%                           79.49%           79.10%        78.53%

             1998

-------------------------------

 Ending Unit Value                       $ 11.04         $ 13.81                          $ 12.97          $ 18.52       $ 22.31
 Number of Units Outstanding              31,103          85,294                          334,434          251,992     1,277,401
 Net Assets (000's)                        $ 343         $ 1,178                          $ 4,338          $ 4,667      $ 28,499
 Total Return                             10.40%          17.03%                           16.74%           16.48%        16.14%

                                                                                                                     (Continued)

                                                                MAXIM LOOMIS SAYLES BOND PORTFOLIO
                                   -------------------------------------------------------------------------------------------------


Expenses as a % of net assets             0.00              0.55         0.65             0.75              0.95        1.25

             2002

-------------------------------

 Ending Unit Value                       $ 12.85         $ 14.10        $ 11.67          $ 13.13           $ 15.50       $ 18.32
 Number of Units Outstanding             163,556          26,821            212          206,726           159,601       758,868
 Net Assets (000's)                      $ 2,102           $ 378            $ 2          $ 2,715           $ 2,474      $ 13,903
 Total Return                             11.06%          10.50%         10.41%           10.24%            10.01%         9.70%

             2001

-------------------------------

 Ending Unit Value                       $ 11.57         $ 12.76        $ 10.57          $ 11.91           $ 14.09       $ 16.70
 Number of Units Outstanding             104,057          20,820            228          181,118           176,528       771,166
 Net Assets (000's)                      $ 1,204           $ 266            $ 2          $ 2,157           $ 2,487      $ 12,879
 Total Return                              2.57%           2.00%          1.93%            1.79%             1.59%         1.27%

             2000

-------------------------------

 Ending Unit Value                       $ 11.28         $ 12.51        $ 10.37          $ 11.70           $ 13.87       $ 16.49
 Number of Units Outstanding              76,001          12,458            228          188,988           185,615       829,134
 Net Assets (000's)                        $ 857           $ 156            $ 2          $ 2,211           $ 2,574      $ 13,670
 Total Return                              4.54%           3.99%          3.70%            3.82%             3.66%         3.32%

             1999

-------------------------------

 Ending Unit Value                       $ 10.79         $ 12.03                         $ 11.27           $ 13.38       $ 15.96
 Number of Units Outstanding              69,826          11,525                         189,311           132,735     1,005,369
 Net Assets (000's)                        $ 753           $ 139                         $ 2,134           $ 1,776      $ 16,046
 Total Return                              4.86%           4.34%                           4.06%             3.88%         3.57%

             1998

-------------------------------

 Ending Unit Value                       $ 10.29         $ 11.53                         $ 10.83           $ 12.88       $ 15.41
 Number of Units Outstanding              49,103          10,108                         178,620           107,194     1,134,813
 Net Assets (000's)                        $ 505           $ 117                         $ 1,934           $ 1,381      $ 17,487
 Total Return                              2.90%           2.85%                           2.65%             2.47%         2.12%

                                                                                                                   (Continued)

                                                          MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO

                                   -------------------------------------------------------------------------------------------------


Expenses as a % of net assets             0.00            0.55            0.65            0.75              0.95          1.25

             2002

-------------------------------

 Ending Unit Value                       $ 11.53        $ 11.48         $ 10.93          $ 11.36           $ 11.24       $ 11.06
 Number of Units Outstanding               4,194         12,585             128           66,711            80,248       258,142
 Net Assets (000's)                         $ 48          $ 144             $ 1            $ 758             $ 902       $ 2,856
 Total Return                            (14.53%)       (14.96%)        (15.07%)         (15.16%)          (15.30%)      (15.57%)

             2001

-------------------------------

 Ending Unit Value                       $ 13.49        $ 13.50         $ 12.87          $ 13.39           $ 13.27       $ 13.10
 Number of Units Outstanding               2,361         16,358             128           42,827            71,311       246,337
 Net Assets (000's)                         $ 32          $ 221             $ 2            $ 573             $ 946       $ 3,227
 Total Return                             14.32%         13.64%          13.59%           13.47%            13.23%        12.93%

             2000

-------------------------------

 Ending Unit Value                       $ 11.80        $ 11.88         $ 11.33          $ 11.80           $ 11.72       $ 11.60
 Number of Units Outstanding               1,778         16,731             128           32,628            57,079       210,920
 Net Assets (000's)                         $ 21          $ 199             $ 1            $ 385             $ 669       $ 2,447
 Total Return                             23.82%         23.11%          13.30%           22.79%            22.59%        22.23%

             1999

-------------------------------

 Ending Unit Value                        $ 9.53         $ 9.65                           $ 9.61            $ 9.56        $ 9.49
 Number of Units Outstanding               2,176          8,763                           19,065            32,493       163,845
 Net Assets (000's)                         $ 21           $ 85                            $ 183             $ 311       $ 1,555
 Total Return                             (0.52%)        (0.92%)                         (1.13%)            (1.34%)       (1.76%)

             1998

-------------------------------

 Ending Unit Value                        $ 9.58         $ 9.74                           $ 9.72            $ 9.69        $ 9.66
 Number of Units Outstanding               9,120          5,261                           14,660            22,333       188,314
 Net Assets (000's)                         $ 87           $ 51                            $ 142             $ 216       $ 1,819
 Total Return                            (4.20%)         (2.89%)                         (2.99%)            (3.20%)       (3.50%)

                                                                                                                     (Continued)


                                                               MAXIM MODERATE PROFILE I PORTFOLIO
                                   -------------------------------------------------------------------------------------------------


Expenses as a % of net assets             0.00             0.55            0.65            0.75               0.95        1.25

             2002

-------------------------------

 Ending Unit Value                       $ 11.37         $ 11.34         $ 8.83           $ 11.22           $ 11.09      $ 10.92
 Number of Units Outstanding           4,015,222          23,568              -           488,310           385,603      554,920
 Net Assets (000's)                     $ 45,654           $ 267            $ -           $ 5,480           $ 4,275      $ 6,062
 Total Return                             (8.53%)         (9.06%)        (9.06%)           (9.22%)           (9.40%)      (9.68%)

             2001

-------------------------------

 Ending Unit Value                       $ 12.43         $ 12.47         $ 9.71           $ 12.36           $ 12.24      $ 12.09
 Number of Units Outstanding           2,784,761          11,706              -           442,197           302,169      550,894
 Net Assets (000's)                     $ 34,612           $ 146            $ -           $ 5,466           $ 3,697      $ 6,660
 Total Return                            (2.74%)          (3.26%)        (3.38%)           (3.44%)           (3.62%)      (3.97%)

             2000

-------------------------------

 Ending Unit Value                       $ 12.78         $ 12.89        $ 10.05           $ 12.80           $ 12.70      $ 12.59
 Number of Units Outstanding           1,899,302           8,602              -           378,016           205,575      467,846
 Net Assets (000's)                     $ 24,270           $ 111            $ -           $ 4,839           $ 2,611      $ 5,890
 Total Return                             (1.39%)         (1.90%)         0.50%            (2.14%)           (2.31%)      (2.63%)

             1999

-------------------------------

 Ending Unit Value                       $ 12.96         $ 13.14                          $ 13.08           $ 13.00      $ 12.93
 Number of Units Outstanding           1,219,881           6,109                          347,109            91,119      479,828
 Net Assets (000's)                     $ 15,810            $ 80                          $ 4,540           $ 1,185      $ 6,204
 Total Return                             16.44%          15.77%                           15.55%            15.25%       14.93%

             1998

-------------------------------

 Ending Unit Value                       $ 11.13         $ 11.35                          $ 11.32           $ 11.28      $ 11.25
 Number of Units Outstanding             419,766           2,620                          258,991            16,878      418,487
 Net Assets (000's)                      $ 4,672            $ 30                          $ 2,932             $ 190      $ 4,708
 Total Return                             11.30%          10.84%                           10.55%            10.26%       10.08%

                                                                                                                       (Continued)

                                                           MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO
                                   -------------------------------------------------------------------------------------------------


Expenses as a % of net assets             0.00             0.55          0.65              0.75               0.95       1.25

             2002

-------------------------------

 Ending Unit Value                       $ 11.02         $ 11.10         $ 8.17           $ 10.98           $ 10.86      $ 10.69
 Number of Units Outstanding           5,784,543          36,264             61           406,095           394,948      750,901
 Net Assets (000's)                     $ 63,753           $ 402            $ -           $ 4,459           $ 4,289      $ 8,032
 Total Return                            (12.05%)        (12.53%)        12.53%)          (12.72%)          (12.84%)     (13.16%)

             2001

-------------------------------

 Ending Unit Value                       $ 12.53         $ 12.69         $ 9.34           $ 12.58           $ 12.46      $ 12.31
 Number of Units Outstanding           4,199,046          11,199             61           320,829           339,921      642,056
 Net Assets (000's)                     $ 52,607           $ 142            $ 1           $ 4,035           $ 4,237      $ 7,903
 Total Return                             (4.57%)         (5.09%)        (5.27%)           (5.34%)           (5.53%)      (5.81%)

             2000

-------------------------------

 Ending Unit Value                       $ 13.13         $ 13.37         $ 9.86           $ 13.29           $ 13.19      $ 13.07
 Number of Units Outstanding           2,956,697           9,336          1,668           233,518           252,331      559,269
 Net Assets (000's)                     $ 38,833           $ 125           $ 16           $ 3,103           $ 3,328      $ 7,310
 Total Return                             (4.37%)         (4.91%)        (1.40%)           (5.07%)           (5.31%)      (5.50%)

             1999

-------------------------------

 Ending Unit Value                       $ 13.73         $ 14.06                          $ 14.00           $ 13.93      $ 13.83
 Number of Units Outstanding           1,804,052           9,782                          207,586           163,856      478,877
 Net Assets (000's)                     $ 24,770           $ 138                          $ 2,906           $ 2,283      $ 6,623
 Total Return                             22.04%          21.42%                           21.21%            20.92%       20.47%

             1998

-------------------------------

 Ending Unit Value                       $ 11.25         $ 11.58                          $ 11.55           $ 11.52      $ 11.48
 Number of Units Outstanding             697,145           4,302                          140,358            36,452      446,496
 Net Assets (000's)                      $ 7,843            $ 50                          $ 1,621             $ 420      $ 5,126
 Total Return                             12.50%          11.88%                           11.70%            11.41%       11.13%

                                                                                                                     (Continued)

                                                         MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO
                                   -------------------------------------------------------------------------------------------------


Expenses as a % of net assets             0.00             0.55            0.65            0.75              0.95         1.25

             2002

-------------------------------

 Ending Unit Value                       $ 11.14         $ 11.08         $ 9.45          $ 10.98           $ 10.81       $ 10.69
 Number of Units Outstanding           1,399,483          17,425              -          309,067           114,087       281,887
 Net Assets (000's)                     $ 15,597           $ 193            $ -          $ 3,394           $ 1,233       $ 3,014
 Total Return                             (5.35%)         (5.86%)        (5.88%)          (5.99%)           (6.24%)       (6.47%)

             2001

-------------------------------

 Ending Unit Value                       $ 11.77         $ 11.77        $ 10.04          $ 11.68           $ 11.53       $ 11.43
 Number of Units Outstanding             907,841           6,188              -          336,687            69,873       285,065
 Net Assets (000's)                     $ 10,685            $ 73            $ -          $ 3,934             $ 805       $ 3,259
 Total Return                             (0.25%)         (0.93%)        (0.99%)          (1.02%)           (1.20%)       (1.55%)

             2000

-------------------------------

 Ending Unit Value                       $ 11.80         $ 11.88        $ 10.14          $ 11.80           $ 11.67       $ 11.61
 Number of Units Outstanding             669,293           5,105              -          345,938            49,100       294,535
 Net Assets (000's)                      $ 7,900            $ 61            $ -          $ 4,082             $ 573       $ 3,420
 Total Return                            (0.59%)          (1.08%)         1.40%           (1.34%)           (1.52%)       (1.78%)

             1999

-------------------------------

 Ending Unit Value                       $ 11.87         $ 12.01                         $ 11.96           $ 11.85       $ 11.82
 Number of Units Outstanding             443,954           2,199                         383,124            14,657       309,247
 Net Assets (000's)                      $ 5,270            $ 26                         $ 4,582             $ 174       $ 3,655
 Total Return                              8.40%           7.71%                           7.55%             7.34%         6.97%

             1998

-------------------------------

 Ending Unit Value                       $ 10.95         $ 11.15                         $ 11.12           $ 11.04       $ 11.05
 Number of Units Outstanding             177,087               -                         338,437             4,111       354,140
 Net Assets (000's)                      $ 1,939             $ -                         $ 3,763              $ 45       $ 3,913
 Total Return                              9.50%           9.21%                           8.91%             8.24%         8.44%

                                                                                                                      (Continued)

                                                                  MAXIM MONEY MARKET PORTFOLIO
                                   -------------------------------------------------------------------------------------------------


Expenses as a % of net assets             0.00           0.55            0.65             0.75              0.95           1.25

             2002

-------------------------------

 Ending Unit Value                       $ 12.02         $ 12.53        $ 10.75          $ 12.15           $ 12.77      $ 21.15
 Number of Units Outstanding              28,216         536,548            417        1,219,314           549,783    2,925,023
 Net Assets (000's)                        $ 339         $ 6,721            $ 4         $ 15,208           $ 7,020     $ 61,863
 Total Return                              1.35%           0.89%          0.94%            0.66%             0.39%        0.14%

             2001

-------------------------------

 Ending Unit Value                       $ 11.86         $ 12.42        $ 10.65          $ 12.07           $ 12.72      $ 21.12
 Number of Units Outstanding              25,020         634,618             85        1,450,131           560,138    3,123,077
 Net Assets (000's)                        $ 297         $ 7,884            $ 1         $ 18,248           $ 7,122     $ 65,223
 Total Return                              3.76%           3.16%          2.90%            2.99%             2.83%        2.47%

             2000

-------------------------------

 Ending Unit Value                       $ 11.43         $ 12.04        $ 10.35          $ 11.72           $ 12.37      $ 20.61
 Number of Units Outstanding              28,693         620,763             85        1,532,579           554,768    2,985,215
 Net Assets (000's)                        $ 328         $ 7,474            $ 1         $ 18,683           $ 6,862     $ 61,527
 Total Return                              6.03%           5.52%          3.50%            5.30%             5.10%        4.73%

             1999

-------------------------------

 Ending Unit Value                       $ 10.78        $ 11.41                          $ 11.13           $ 11.77      $ 19.68
 Number of Units Outstanding              64,182        708,988                        1,997,827           430,081    3,701,305
 Net Assets (000's)                        $ 692        $ 8,090                         $ 22,236           $ 5,062     $ 72,842
 Total Return                              4.86%          4.20%                            4.02%             3.79%        3.52%

             1998

-------------------------------

 Ending Unit Value                       $ 10.28        $ 10.95                          $ 10.70           $ 11.34      $ 19.01
 Number of Units Outstanding              80,124        719,237                        1,551,335           352,053    3,758,055
 Net Assets (000's)                        $ 824        $ 7,876                         $ 16,599           $ 3,992     $ 71,441
 Total Return                              2.80%          4.58%                            4.39%             4.13%        3.88%

                                                                                                                     (Continued)

                                                                  MAXIM STOCK INDEX PORTFOLIO
                                   -------------------------------------------------------------------------------------------------


Expenses as a % of net assets             0.00            0.55             0.65          0.75              0.95           1.25

             2002

-------------------------------

 Ending Unit Value                        $ 8.43        $ 12.33          $ 6.26          $ 10.16           $ 14.96       $ 52.09
 Number of Units Outstanding             480,385        785,241           4,001        3,503,273         3,308,532     4,641,310
 Net Assets (000's)                      $ 4,051        $ 9,680            $ 25         $ 35,605          $ 49,509     $ 241,771
 Total Return                            (21.94%)       (22.36%)        (22.43%)         (22.56%)          (22.65%)      (22.78%)

             2001

-------------------------------

 Ending Unit Value                       $ 10.80        $ 15.88          $ 8.07          $ 13.12           $ 19.34       $ 67.46
 Number of Units Outstanding             525,365        848,996           4,393        3,767,774         3,559,785     5,331,785
 Net Assets (000's)                      $ 5,676       $ 13,482            $ 35         $ 49,429          $ 68,863     $ 359,709
 Total Return                            (11.69%)       (12.17%)        (12.19%)         (12.30%)          (12.53%)      (12.76%)

             2000

-------------------------------

 Ending Unit Value                       $ 12.23        $ 18.08          $ 9.19          $ 14.96           $ 22.11       $ 77.33
 Number of Units Outstanding             554,804        656,870           8,977        3,979,927         3,707,280     5,905,991
 Net Assets (000's)                      $ 6,785       $ 11,876            $ 82         $ 59,540          $ 81,968     $ 457,137
 Total Return                             (7.91%)        (8.41%)         (8.10%)          (8.61%)           (8.79%)       (9.09%)

             1999

-------------------------------

 Ending Unit Value                       $ 13.28        $ 19.74                          $ 16.37           $ 24.24       $ 85.06
 Number of Units Outstanding             560,273        610,677                        3,812,824         1,877,727     6,762,257
 Net Assets (000's)                      $ 7,440       $ 12,055                         $ 62,416          $ 45,516     $ 575,198
 Total Return                             19.75%         19.06%                           18.80%            18.59%        18.25%

             1998

-------------------------------

 Ending Unit Value                       $ 11.09        $ 16.58                          $ 13.78           $ 20.44       $ 71.93
 Number of Units Outstanding             444,254        106,369                        3,382,583         1,470,365     7,478,755
 Net Assets (000's)                      $ 4,927        $ 1,764                         $ 46,612          $ 30,054     $ 537,947
 Total Return                             10.90%         26.08%                           25.84%            25.63%        25.23%

                                                                                                                      (Continued)

                                                           MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
                                   -------------------------------------------------------------------------------------------------


Expenses as a % of net assets             0.00          0.55              0.65           0.75               0.95         1.25

             2002

-------------------------------

 Ending Unit Value                       $ 10.49        $ 14.01          $ 9.53         $ 12.06           $ 16.87        $ 20.55
 Number of Units Outstanding              71,756        144,671           1,534         616,083           521,917      2,520,189
 Net Assets (000's)                        $ 753        $ 2,026            $ 15         $ 7,428           $ 8,805       $ 51,828
 Total Return                            (13.02%)       (13.52%)        (13.60%)        (13.67%)          (13.88%)       (14.16%)

             2001

-------------------------------

 Ending Unit Value                       $ 12.06        $ 16.20         $ 11.03         $ 13.97           $ 19.59        $ 23.94
 Number of Units Outstanding              74,636        129,359           1,550         573,008           586,577      2,640,136
 Net Assets (000's)                        $ 900        $ 2,095            $ 17         $ 8,006          $ 11,491       $ 63,192
 Total Return                              1.60%          1.12%           1.01%           0.87%             0.67%          0.38%

             2000

-------------------------------

 Ending Unit Value                       $ 11.87        $ 16.02         $ 10.92         $ 13.85           $ 19.46        $ 23.85
 Number of Units Outstanding              75,115        103,225           1,644         519,590           549,729      2,610,610
 Net Assets (000's)                        $ 892        $ 1,654            $ 18         $ 7,196          $ 10,698       $ 62,292
 Total Return                             12.94%         12.26%           9.20%          12.06%            11.84%         11.50%

             1999

-------------------------------

 Ending Unit Value                       $ 10.51        $ 14.27                         $ 12.36           $ 17.40        $ 21.39
 Number of Units Outstanding             104,951        132,978                         625,382           427,609      3,375,384
 Net Assets (000's)                      $ 1,103        $ 1,898                         $ 7,730           $ 7,440       $ 72,199
 Total Return                              3.34%          2.81%                           2.66%             2.41%          2.15%

             1998

-------------------------------

 Ending Unit Value                       $ 10.17        $ 13.88                          $ 12.04          $ 16.99        $ 20.94
 Number of Units Outstanding             114,503        119,756                          614,261          379,091      3,754,559
 Net Assets (000's)                      $ 1,164        $ 1,662                          $ 7,396          $ 6,441       $ 78,620
 Total Return                              1.70%          8.35%                            8.08%            7.94%          7.55%

                                                                                                                     (Continued)

                                                            MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
                                   -------------------------------------------------------------------------------------------------


Expenses as a % of net assets             0.00            0.55             0.65           0.75               0.95          1.25

             2002

-------------------------------

 Ending Unit Value                       $ 12.67        $ 12.68          $ 7.80          $ 12.54           $ 12.41      $ 12.21
 Number of Units Outstanding           1,468,272         26,316             615          101,535           164,759      616,727
 Net Assets (000's)                     $ 18,601          $ 334             $ 5          $ 1,274           $ 2,045      $ 7,532
 Total Return                            (21.98%)       (22.40%)        (22.54%)         (22.59%)          (22.73%)    (22.97%)

             2001

-------------------------------

 Ending Unit Value                       $ 16.24        $ 16.34         $ 10.07          $ 16.20           $ 16.06      $ 15.85
 Number of Units Outstanding           1,105,320         28,999             615           91,020           186,267      624,926
 Net Assets (000's)                     $ 17,949          $ 474             $ 6          $ 1,474           $ 2,991      $ 9,907
 Total Return                             (1.10%)        (1.68%)         (1.76%)          (1.88%)           (2.07%)     (2.40%)

             2000

-------------------------------

 Ending Unit Value                       $ 16.42         $ 16.62        $ 10.25         $ 16.51            $ 16.40      $ 16.24
 Number of Units Outstanding             790,765          23,285            615          86,438            147,865      583,196
 Net Assets (000's)                     $ 12,984           $ 387            $ 6         $ 1,427            $ 2,425      $ 9,472
 Total Return                              7.32%           6.81%          2.50%           6.58%              6.36%        6.01%

             1999

-------------------------------

 Ending Unit Value                       $ 15.30         $ 15.56                        $ 15.49            $ 15.42      $ 15.32
 Number of Units Outstanding             450,552          13,099                         51,475             93,445      470,151
 Net Assets (000's)                      $ 6,893           $ 204                          $ 797            $ 1,441      $ 7,203
 Total Return                             24.59%          23.89%                         23.62%             23.46%       23.05%

             1998

-------------------------------

 Ending Unit Value                       $ 12.28         $ 12.56                        $ 12.53            $ 12.49      $ 12.45
 Number of Units Outstanding             176,747           3,908                         36,548             55,482      384,829
 Net Assets (000's)                      $ 2,170            $ 49                          $ 458              $ 693      $ 4,791
 Total Return                             22.80%          21.59%                         21.30%             21.03%       20.76%

                                                                                                                   (Continued)

                                                           MAXIM TEMPLETON INTERNATIONAL EQUITY PORTFOLIO
                                   -------------------------------------------------------------------------------------------------


Expenses as a % of net assets             0.00            0.55           0.65            0.75               0.95       1.25

             2002

-------------------------------

 Ending Unit Value                        $ 8.47          $ 9.09         $ 7.34          $ 8.35           $ 10.88       $ 11.61
 Number of Units Outstanding              43,311          70,258          1,571         191,097           478,007     1,610,792
 Net Assets (000's)                        $ 367           $ 638           $ 12         $ 1,596           $ 5,201      $ 18,704
 Total Return                            (18.01%)        (18.40%)       (18.53%)        (18.70%)          (18.81%)      (19.04%)

             2001

-------------------------------

 Ending Unit Value                       $ 10.33         $ 11.14         $ 9.01         $ 10.27           $ 13.40       $ 14.34
 Number of Units Outstanding              41,110          78,124          1,525         194,421           509,371     1,782,075
 Net Assets (000's)                        $ 425           $ 871           $ 14         $ 1,996           $ 6,826      $ 25,560
 Total Return                            (10.41%)        (10.95%)       (11.06%)        (11.08%)          (11.32%)      (11.59%)

             2000

-------------------------------

 Ending Unit Value                       $ 11.53         $ 12.51        $ 10.13         $ 11.55           $ 15.11        $ 16.22
 Number of Units Outstanding              37,034          61,200          1,958         174,162           539,442      1,916,974
 Net Assets (000's)                        $ 427           $ 766           $ 20         $ 2,012           $ 8,151       $ 31,096
 Total Return                              1.59%           1.05%          1.30%           0.87%             0.67%          0.37%

             1999

-------------------------------

 Ending Unit Value                       $ 11.35         $ 12.38                        $ 11.45           $ 15.01        $ 16.16
 Number of Units Outstanding              31,627          57,823                        180,092           492,142      2,107,351
 Net Assets (000's)                        $ 359           $ 716                        $ 2,062           $ 7,387       $ 34,055
 Total Return                             30.01%          29.23%                         28.94%            28.73%         28.36%

             1998

-------------------------------

 Ending Unit Value                        $ 8.73          $ 9.58                         $ 8.88           $ 11.66        $ 12.59
 Number of Units Outstanding              28,868          32,162                        122,570           498,704      2,333,666
 Net Assets (000's)                        $ 252           $ 308                        $ 1,088           $ 5,815       $ 29,381
 Total Return                            (12.70%)         (5.52%)                        (5.73%)           (5.89%)        (6.25%)

                                                                                                                      (Continued)

                                                           MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO
                                   -------------------------------------------------------------------------------------------------


Expenses as a % of net assets             0.00            0.55            0.65            0.75              0.95           1.25

             2002

-------------------------------

 Ending Unit Value                       $ 13.60         $ 14.45        $ 12.75         $ 14.10           $ 14.98         $ 17.75
 Number of Units Outstanding             62,801           50,914            357         357,996           487,376       2,293,017
 Net Assets (000's)                        $ 854           $ 736            $ 5         $ 5,048           $ 7,299        $ 40,707
 Total Return                              9.77%           9.22%          9.07%           8.96%             8.79%           8.43%

             2001

-------------------------------

 Ending Unit Value                       $ 12.39         $ 13.23        $ 11.69         $ 12.94           $ 13.77         $ 16.37
 Number of Units Outstanding              58,415          51,447            357         327,141           429,435       2,055,297
 Net Assets (000's)                        $ 724           $ 681            $ 4         $ 4,232           $ 5,913        $ 33,644
 Total Return                              7.09%           6.52%          6.37%           6.33%             6.09%           5.75%

             2000

-------------------------------

 Ending Unit Value                       $ 11.57         $ 12.42        $ 10.99         $ 12.17           $ 12.98         $ 15.48
 Number of Units Outstanding              51,243          20,390            357         303,868           369,130       2,041,895
 Net Assets (000's)                        $ 593           $ 253            $ 4         $ 3,698           $ 4,791        $ 31,612
 Total Return                             10.61%           9.91%          9.90%           9.74%             9.54%           9.17%

             1999

-------------------------------

 Ending Unit Value                       $ 10.46         $ 11.30                        $ 11.09           $ 11.85         $ 14.18
 Number of Units Outstanding              55,109          19,725                        350,532           217,848       2,599,233
 Net Assets (000's)                        $ 576           $ 223                        $ 3,887           $ 2,581        $ 36,857
 Total Return                              0.29%          (0.26%)                        (0.45%)           (0.67%)         (0.91%)

             1998

-------------------------------

 Ending Unit Value                       $ 10.43         $ 11.33                        $ 11.14           $ 11.93         $ 14.31
 Number of Units Outstanding               6,374          13,390                        341,860           151,304       3,217,526
 Net Assets (000's)                         $ 66           $ 152                        $ 3,808           $ 1,805        $ 46,043
 Total Return                              4.30%           6.69%                          6.40%             6.23%           5.92%

                                                                                                                       (Continued)

                                                                   MAXIM VALUE INDEX PORTFOLIO
                                   -------------------------------------------------------------------------------------------------


Expenses as a % of net assets             0.00           0.55            0.65            0.75              0.95           1.25

             2002

-------------------------------

 Ending Unit Value                        $ 8.28          $ 9.75         $ 7.02          $ 9.65           $ 9.55          $ 9.40
 Number of Units Outstanding               9,971          19,398            114          99,991           77,253         402,937
 Net Assets (000's)                         $ 83           $ 189            $ 1           $ 965            $ 738         $ 3,786
 Total Return                            (21.44%)        (21.94%)       (21.91%)        (22.05%)         (22.17%)        (22.44%)

             2001

-------------------------------

 Ending Unit Value                       $ 10.54         $ 12.49         $ 8.99         $ 12.38          $ 12.27         $ 12.12
 Number of Units Outstanding               8,193          16,151            114          99,502           78,564         463,474
 Net Assets (000's)                         $ 86           $ 202            $ 1         $ 1,232            $ 964         $ 5,616
 Total Return                            (12.39%)        (12.84%)       (12.97%)        (13.00%)         (13.22%)        (13.43%)

             2000

-------------------------------

 Ending Unit Value                       $ 12.03         $ 14.33        $ 10.33         $ 14.23          $ 14.14         $ 14.00
 Number of Units Outstanding              10,439          13,277            114          97,723           70,893         424,616
 Net Assets (000's)                        $ 126           $ 190            $ 1         $ 1,391          $ 1,002         $ 5,945
 Total Return                              5.34%           4.83%          3.30%           4.56%            4.35%           4.01%

             1999

-------------------------------

 Ending Unit Value                       $ 11.42         $ 13.67                        $ 13.61          $ 13.55         $ 13.46
 Number of Units Outstanding               7,981          13,235                         69,753           40,925         424,660
 Net Assets (000's)                         $ 91           $ 181                          $ 949            $ 555         $ 5,716
 Total Return                             11.31%          10.78%                         10.56%           10.34%          10.06%

             1998

-------------------------------

 Ending Unit Value                       $ 10.26         $ 12.34                        $ 12.31          $ 12.28         $ 12.23
 Number of Units Outstanding               2,712           8,915                         41,994           23,951         362,063
 Net Assets (000's)                         $ 28           $ 110                          $ 517            $ 294         $ 4,428
 Total Return                              2.60%          13.84%                         13.56%           13.39%          13.03%

                                                                                                                      (Continued)

                                                                 MFS STRATEGIC GROWTH PORTFOLIO
                                   -------------------------------------------------------------------------------------------------


Expenses as a % of net assets             0.00            0.55           0.65            0.75             0.95            1.25

             2002

-------------------------------

 Ending Unit Value                        $ 8.00          $ 7.97         $ 7.96          $ 7.96           $ 7.95          $ 7.93
 Number of Units Outstanding                 104           2,902              -           1,105            3,407          16,125
 Net Assets (000's)                          $ 1            $ 23            $ -             $ 9             $ 27           $ 128
 Total Return                            (20.00%)        (20.30%)       (20.40%)        (20.40%)         (20.50%)        (20.70%)


                                                           OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO
                                   -------------------------------------------------------------------------------------------------


Expenses as a % of net assets             0.00             0.55           0.65            0.75             0.95            1.25

             2002

-------------------------------

 Ending Unit Value                        $ 7.91           $ 7.89        $ 7.88          $ 7.88           $ 7.87          $ 7.85
 Number of Units Outstanding                   1              776             -           2,436            2,764          45,222
 Net Assets (000's)                          $ -              $ 6           $ -            $ 19             $ 22           $ 355
 Total Return                            (20.90%)         (21.10%)      (21.20%)        (21.20%)         (21.30%)        (21.50%)


                                                                 PIMCO TOTAL RETURN PORTFOLIO
                                   -------------------------------------------------------------------------------------------------


Expenses as a % of net assets             0.00              0.55          0.65            0.75             0.95           1.25

             2002

-------------------------------

 Ending Unit Value                        $ 10.73          $ 10.69      $ 10.69         $ 10.68          $ 10.67         $ 10.66
 Number of Units Outstanding                  224           12,051            -          13,490           48,750         298,172
 Net Assets (000's)                           $ 2            $ 129          $ -           $ 144            $ 520         $ 3,178
 Total Return                               7.30%            6.90%        6.90%           6.80%            6.70%           6.60%



                                                                                                                      (Continued)

                                                               PIONEER EQUITY-INCOME VCT PORTFOLIO
                                   -------------------------------------------------------------------------------------------------


Expenses as a % of net assets             0.00              0.55           0.65             0.75             0.95          1.25

             2002

-------------------------------

 Ending Unit Value                        $ 8.72            $ 8.55       $ 8.62           $ 8.47           $ 8.44         $ 8.36
 Number of Units Outstanding                 134               311            -            9,593           21,354         39,372
 Net Assets (000's)                          $ 1               $ 3          $ -             $ 81            $ 180          $ 329
 Total Return                            (16.23%)          (16.59%)     (16.63%)         (16.63%)         (16.85%)       (17.06%)

             2001

-------------------------------

 Ending Unit Value                       $ 10.41           $ 10.25      $ 10.34          $ 10.16          $ 10.15        $ 10.08
 Number of Units Outstanding                   3             7,012            -            6,589           17,312         44,049
 Net Assets (000's)                          $ -              $ 72          $ -             $ 67            $ 176          $ 444
 Total Return                             (7.14%)           (7.66%)      (7.76%)          (7.89%)          (8.06%)        (8.36%)

             2000

-------------------------------

 Ending Unit Value                       $ 11.21           $ 11.10      $ 11.21          $ 11.03          $ 11.04        $ 11.00
 Number of Units Outstanding                   -             5,139            -            1,869            8,530         53,891
 Net Assets (000's)                          $ -              $ 57          $ -             $ 21             $ 94          $ 593
 Total Return                             14.86%            13.96%       12.10%           13.24%           13.46%         13.17%

             1999

-------------------------------

 Ending Unit Value                       $ 9.76             $ 9.74                        $ 9.74           $ 9.73         $ 9.72
 Number of Units Outstanding                  -                270                         1,472            1,756         17,680
 Net Assets (000's)                         $ -                $ 3                          $ 14             $ 17          $ 172
 Total Return                            (2.40%)            (2.60%)                       (2.60%)          (2.70%)        (2.80%)



                                                                                                                      (Continued)

                                                                     RS EMERGING GROWTH FUND
                                   -------------------------------------------------------------------------------------------------


Expenses as a % of net assets             0.00              0.55          0.65              0.75             0.95          1.25

             2002

-------------------------------

 Ending Unit Value                       $ 3.30             $ 3.25       $ 3.24            $ 3.24           $ 3.22        $ 3.19
 Number of Units Outstanding              5,320             38,037            -            20,154          114,711       537,797
 Net Assets (000's)                        $ 18              $ 124          $ -              $ 65            $ 369       $ 1,717
 Total Return                           (40.11%)           (40.59%)     (40.66%)          (40.55%)         (40.70%)      (41.04%)

             2001

-------------------------------

 Ending Unit Value                       $ 5.51             $ 5.47       $ 5.46            $ 5.45           $ 5.43        $ 5.41
 Number of Units Outstanding              1,737             23,734            -            24,378           98,736       467,056
 Net Assets (000's)                        $ 10              $ 130          $ -             $ 133            $ 536       $ 2,525
 Total Return                           (27.31%)           (27.65%)     (27.68%)          (27.81%)         (27.98%)      (28.15%)

             2000

-------------------------------

 Ending Unit Value                       $ 7.58             $ 7.56       $ 7.55            $ 7.55           $ 7.54        $ 7.53
 Number of Units Outstanding              2,706              2,706            -             9,391           58,620       290,275
 Net Assets (000's)                        $ 21               $ 20          $ -              $ 71            $ 442       $ 2,186
 Total Return                           (24.20%)           (24.40%)     (24.50%)          (24.50%)         (24.60%)      (24.70%)


                                                                                                                      (Continued)

                                                                                                  STEIN ROE
                                                                                                  BALANCED
                                                                                                  PORTFOLIO
                                                                                              -------------------


Expenses as a % of net assets                                                                        0.75

             2002

-------------------------------

 Ending Unit Value                                                                                   $ 9.28
 Number of Units Outstanding                                                                         10,794
 Net Assets (000's)                                                                                   $ 100
 Total Return                                                                                       (12.37%)

             2001

-------------------------------

 Ending Unit Value                                                                                  $ 10.59
 Number of Units Outstanding                                                                         12,009
 Net Assets (000's)                                                                                   $ 127
 Total Return                                                                                        (9.87%)

             2000

-------------------------------

 Ending Unit Value                                                                                  $ 11.75
 Number of Units Outstanding                                                                          8,425
 Net Assets (000's)                                                                                    $ 99
 Total Return                                                                                        (1.92%)

             1999

-------------------------------

 Ending Unit Value                                                                                  $ 11.98
 Number of Units Outstanding                                                                          8,243
 Net Assets (000's)                                                                                    $ 99
 Total Return                                                                                        11.75%

             1998

-------------------------------

 Ending Unit Value                                                                                  $ 10.72
 Number of Units Outstanding                                                                          4,142
 Net Assets (000's)                                                                                    $ 44
 Total Return                                                                                         7.20%

                                                                                                                (Concluded)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2002

--------------------------------------------------------------------------------

      1. ORGANIZATION

      The FutureFunds Series Account (the Series Account), a separate account of Great-West Life & Annuity Insurance Company (the Company), was established under Kansas law. In 1990, the Series Account was conformed to comply with Colorado law in connection with the Company's redomestication to the State of Colorado. The Series Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Series Account is a funding vehicle for both group and individual variable annuity contracts. The Series Account consists of numerous investment divisions with each investment division being treated as an individual separate account and investing all of its investible assets in the named underlying mutual fund.

      Under applicable insurance law, the assets and liabilities of the Series Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Series Account's assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

2.    Significant Accounting Policies

      Use of Estimates

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Series Account.

      Security Transactions

      Investments made in the underlying mutual funds are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value. Transactions are recorded on a trade date basis. Income from dividends, and gains from realized gain distributions, are recorded on the ex-distribution date.

      Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

      Contracts in the Payout Phase

      Net assets allocated to contracts in the payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company and recorded as surrenders reflected in the Statement of Changes in Net Assets.

      Federal Income Taxes

      The operations of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

      Net Transfers

      Net transfers include transfers between investment divisions of the Series Account as well as transfers between other investment options of the Company.

      Investment Income Ratio

      The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the investment division from the underlying mutual fund divided by average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the investment division is affected by the timing of the declaration of dividends by the underlying fund in which the investment division invests.

3. PURCHASES AND SALES OF INVESTMENTS

      The cost of purchases and proceeds from sales of investments for the year ended December 31, 2002 were as follows:

                                                              Purchases            Sales

                                                            ---------------    ---------------
      AIM Blue Chip Fund                                 $         383,840  $       1,148,422
      AIM Small Cap Growth Portfolio                               227,299             73,617
      Alger American Balanced Portfolio                          1,712,119          1,455,877
      Alger American MidCap Growth Portfolio                     1,628,386          2,650,615
      American Century Equity Income Fund                        1,942,251            477,019
      American Century Income & Growth Fund                        485,118            338,112
      American Century Income & Growth Advisor Portfolio             3,812                  0
      Artisan International Fund                                 7,883,214          7,261,091
      Federated Capital Appreciation Portfolio                   1,221,401             59,863
      Fidelity VIP Growth Portfolio                              7,273,917         13,479,366
      Fidelity VIP II Contrafund                                 2,589,535          1,617,252
      Franklin Small-Cap Growth Fund I                             134,501             92,679
      INVESCO Dynamics Fund                                      1,401,566          1,308,827
      Janus Aspen Series Worldwide Growth Portfolio                997,247            931,965
      Janus Fund                                                   711,525            485,271
      Janus Twenty Fund                                          1,781,854            856,129
      Janus Worldwide Fund                                       1,230,635            777,956
      LM Institutional Advisors Value Fund                       1,320,339            194,394
      Maxim Aggressive Profile I Portfolio                      10,052,706          2,020,925
      Maxim Ariel MidCap Value Portfolio                         7,159,570          7,808,822
      Maxim Ariel Small-Cap Value Portfolio                     14,121,312          5,016,136
      Maxim Bond Portfolio                                       4,251,353          7,800,185
      Maxim Bond Index Portfolio                                 8,162,090          1,924,928
      Maxim Conservative Profile I Portfolio                     7,273,455          2,768,809
      Maxim Founders Growth & Income Portfolio                     228,522            699,907
      Maxim Growth Index Portfolio                               2,965,897          3,596,796
      Maxim Index 600 Portfolio                                  2,139,120          2,490,321
      Maxim INVESCO Balanced Portfolio                           6,116,726         14,866,540
      Maxim INVESCO ADR Portfolio                                1,464,919          1,819,785
      Maxim INVESCO Small-Cap Growth Portfolio                   5,777,069          9,173,353
      Maxim Loomis Sayles Bond Portfolio                         5,200,870          2,866,978
      Maxim Loomis Sayles Small-Cap Value Portfolio              2,452,018          1,646,647
      Maxim Moderate Profile I Portfolio                        19,527,041          1,794,991
      Maxim Moderately Aggressive Profile I Portfolio           24,656,806          1,350,372
      Maxim Moderately Conservative Profile I Portfolio          7,662,435          1,297,011
      Maxim Money Market Portfolio                              26,286,891         33,517,658
      Maxim Stock Index Portfolio                               41,488,618         56,981,361
      Maxim T. Rowe Price Equity/Income Portfolio                8,227,025          9,726,082
      Maxim T. Rowe Price MidCap Growth Portfolio                8,331,677          3,314,918
      Maxim Templeton International Equity Portfolio             4,968,238          7,802,756
      Maxim U.S. Government Securities Portfolio                13,351,096          5,778,594
      Maxim Value Index Portfolio                                1,193,450          1,584,204
      MFS Strategic Growth Portfolio                               336,165            132,735
      Oppenheimer Capital Appreciation Portfolio                   492,646             50,182
      PIMCO Total Return Portfolio                               4,333,383            375,338
      Pioneer Equity-Income VCT Portfolio                          311,840            352,859
      RS Emerging Growth Fund                                    1,137,677            821,416
      Stein Roe Balanced Portfolio                                  37,327             50,050
                                                            ---------------    ---------------
                                                            ---------------    ---------------

      Total                                              $                  $
                                                            ===============    ===============


4. EXPENSES AND RELATED PARTY TRANSACTIONS

      Contract Maintenance Charge

      The Company deducts from each participant's account, a $30 annual maintenance charge on the first day of each calendar year. If the account is established after the beginning of the year, the charge is deducted on the first day of the next calendar quarter and is prorated for the portion of the year remaining.

      Charges Incurred for Total or Partial Surrenders

      The Company deducts charges for total or partial surrenders of a contract in excess of the "free amount" before the retirement date by a deduction from a participant's account. The "free amount" is an amount equal to 10% of the participant account value at December 31 of the calendar year prior to the partial or total surrender.

      Deductions for Premium Taxes

      The Company presently intends to pay any premium tax levied by any governmental entity as a result of the existence of the participant accounts or the Series Account.

      Deductions for Assumption of Mortality and Expense Risks

      The Company deducts an amount, computed daily, from the net asset value of the Series Account investments equal to an annual rate from 0.00% to 1.25% depending on the size of the contract. This charge compensates the Company for its assumption of certain mortality, death benefit and expense risks. The level of this charge is guaranteed and will not change.

      Related Party Transactions

      GW Capital Management, LLC, a wholly owned subsidiary of the Company, serves as investment adviser to Maxim Series Fund, Inc. Fees are assessed against the average daily net assets of the affiliated funds to compensate GW Capital Management, LLC for investment advisory services.

5. ACCUMULATION UNIT VALUES

      A summary of accumulation unit values and accumulation units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for each of the five years in the period ended December 31, 2002 is included on the following pages. Total return is based on operations for the period shown and, accordingly, is not annualized.

                                     PART C

                                OTHER INFORMATION

Item 24.     Financial Statements and Exhibits

             (a)      Financial Statements


The consolidated financial statements of GWL&A as of December 31, 2002 and 2001 and each of the three years in the period ended December 31, 2002, as well as the financial statements of the Series Account for the years ended December 31, 2002 and 2001, are included in Part B, filed herewith.


             (b)      Exhibits


(1) Copy of resolution of the Board of Directors is incorporated by reference to Registrant's Post Effective Amendment No. 32 to Form N-4 registration statement filed on April 25, 2002 (File No. 2-89550).


(2) is not applicable.

(3) Form of Underwriting Agreement is incorporated by reference to Registrant's Post Effective Amendment No. 23 to Form N-4 registration statement filed on May 1, 1997 (File No. 2-89550).


(4) Form of each Variable Contract is incorporated by reference to Registrant's Post-Effective Amendment No. 30 to Form N-4 registration statement filed on October 30, 2000 (File No. 2-89550).


(5)  Form  of  Application  is   incorporated   by  reference  to   Registrant's
Post-Effective Amendment No. 30 to Form N-4 registration statement filed on October 30, 2000 (File No. 2-89550).

(6) Copies of Articles of Incorporation and Bylaws of Depositor are incorporated by reference to Pre-Effective Amendment No. 2 to the registration statement filed by Variable Annuity-1 Series Account on Form N-4 on October 29, 1996, (File No. 333-01153).

(7) is not applicable.

(8) Copy of Agreement between Registrant and Maxim Series Fund; Form of Fund Participation Agreement for Unaffiliated Insurance Products Funds; and, Form of Fund Participation Agreement for Retail Funds are incorporated by reference to Registrant's Post-Effective Amendment No. 30 to Form N-4 registration statement filed on October 30, 2000 (File No. 2-89550).


(9)  Opinion  of  Counsel  is   incorporated   by  reference   to   Registrant's
Post-Effective Amendment No. 31 to the registration statement filed on April 30, 2001 (File No. 2-89550).


(10)(a) Written Consent of Jorden Burt LLP is filed herewith.

(b) Written Consent of Deloitte & Touche LLP is filed herewith.


(11) is not applicable.


(12) is not applicable.

(13) Schedule for Computation of Performance is incorporated by reference to Registrant's Post-Effective Amendment No. 31 to the registration statement filed on April 30, 2001 (File No. 2-89550).

(14)  Powers  of  Attorney  are   incorporated   by  reference  to  Registrant's
Post-Effective Amendment No. 30 to Form N-4 registration statement filed on October 30, 2000 (File No. 2-89550).

Item 25.     Directors and Officers of the Depositor

                                                                                   Positions and Offices
Name                          Principal Business Address                           with Depositor
----                          --------------------------                           ----------------

James Balog                   2205 North Southwinds Boulevard, Apt. 307            Director
                              Vero Beach, Florida  32963

James W. Burns, O.C.                   (7)                                         Director


Orest T. Dackow                        (3)                                         Director

Andre Desmarais                        (4)                                         Director

Paul Desmarais, Jr.                    (4)                                         Director

Robert Gratton                         (5)                                         Chairman


Kevin P. Kavanagh, C.M.                (1)                                         Director

William Mackness              696 Whitehaven Crescent                              Director
                              London, Ontario N6G 4V4

William T. McCallum                    (3)                                         Director, President and
                                                                                   Chief Executive Officer


Jerry E.A. Nickerson          H.B. Nickerson & Sons Limited                        Director
                              P.O. Box 130
                              255 Commercial Street
                              North Sydney, Nova Scotia  B2A 3M2


P. Michael Pitfield, P.C., Q.C.        (4)                                         Director

Michel Plessis-Belair, F.C.A.          (4)                                         Director

Brian E. Walsh                QVan Capital, LLC                                    Director
                              1 Dock Street, 4th Floor
                              Stamford, Connecticut 06902

John A. Brown                          (3)                                         Senior Vice-President,
                                                                                   Financial Services

S. Mark Corbett                        (3)                                         Senior
                                                                                   Vice-President,
                                                                                   Investments

John R. Gabbert                        (2)                                         Senior Vice President,
                                                                                   Employee Benefits


Donna A. Goldin                        (2)                                         Senior Vice-President
                                                                                   Employee Benefits


Mitchell T.G. Graye                    (3)                                         Executive Vice-President,
                                                                                   Chief Financial Officer

Wayne Hoff   mann                      (3)                                         Senior Vice-President,
                                                                                   Investments


D. Craig Lennox                        (6)                                         Senior Vice-President,
                                                                                   General Counsel and
                                                                                   Secretary


James C. Matura                        (2)                                         Senior Vice-President,
                                                                                   Employee Benefits

Charles P. Nelson                      (3)                                         Senior Vice-President,
                                                                                   Financial Services

Deborah L. Origer-Bauroth              (2)                                         Senior Vice-President,
                                                                                   Employee Benefits


Marty Rosenbaum                        (2)                                         Senior Vice-President,
                                                                                   Employee Benefits

Richard F. Rivers                      (2)                                         Executive Vice President,
                                                                                   Employee Benefits

Gregg E. Seller                        (3)                                         Senior Vice-President,
                                                                                   Financial Services

Robert K. Shaw                         (3)                                         Senior Vice-President,
                                                                                   Financial Services

Mark Stadler                           (2)                                         Senior Vice President,
                                                                                   Employee Benefits

George D. Webb                         (3)                                         Senior Vice-President,
                                                                                   Financial Services


Douglas L. Wooden                      (3)                                         Executive Vice-President,
                                                                                   Financial Services

Jay W. Wright                          (2)                                         Senior Vice-President,
                                                                                   Employee Benefits


(1) 100 Osborne Street North, Winnipeg, Manitoba, Canada R3C 3A5.
(2) 8505 East Orchard Road, Greenwood Village, Colorado 80111.
(3) 8515 East Orchard Road, Greenwood Village, Colorado 80111.
(4) Power Corporation of Canada, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.
(5) Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.
(6) 8525 East Orchard Road, Greenwood Village, Colorado 80111.

(7) Power Corporation of Canada, 1 Lombard Place, 26th Floor, Winnipeg, Manitoba, Canada R3B 0X5.

Item 26.     Persons controlled by or under common control with the Depositor or
             -------------------------------------------------------------------
             Registrant
             ----------

         (State/Country of Organization) - Nature of Business

Power Corporation of Canada (Canada) - Holding and Management Company
   100.0%  - 2795957 Canada Inc. (Canada) - Holding Company
     100.0%  - 171263 Canada Inc. (Canada) - Holding Company
       67.4%  - Power Financial Corporation (Canada) - Holding Company
        81.03%  - Great-West Lifeco Inc. (Canada) - Holding Company
          100.0% - GWL&A Financial (Canada) Inc. (Canada) - Holding Company
            100.0% - GWL&A Financial (Nova Scotia) Co. (Canada) - Holding
                     Company
              100.0% - GWL&A Financial Inc. (Delaware) - Holding Company
                100.0%  - Great-West Life & Annuity Capital I (Delaware) -
                          Business Trust
                100.0%  - Great-West Life & Annuity Insurance Company
                          (Colorado) - Life and Health Insurance Company
                          100.0% - First Great-West Life & Annuity Insurance
                                   Company (New York) - Life and Health
                                   Insurance Company
                          100.0% - Advised Assets Group, LLC (Colorado)
                                   - Investment Adviser
                          100.0% - Alta Health & Life Insurance Company
                                   (Indiana) - Life and Health Insurance Company 100.0% - Alta Agency, Inc. (New York) -
                                             Insurance Agency
                          100.0% - BenefitsCorp, Inc. (Delaware) - Insurance
                                   Agency
                                   100.0%  - BenefitsCorp Equities, Inc.
                                             (Delaware) - Securities
                                             Broker/Dealer
                                   100.0% - BCC Corp of Wyoming, Inc. (Wyoming)
                                            - Insurance Agency
                          100.0% - National Plan Coordinators of Delaware, Inc.
                                   (Delaware) - Third Party Administrator
                                   100.0%  - NPC Securities, Inc. (California) -
                                             Securities Broker/Dealer
                                   100.0%  - National Plan Coordinators of
                                             Washington, Inc. (Washington) -
                                             Third Party Administrator
                                   100.0%  - P.C. Enrollment Services &
                                             Insurance Brokerage, Inc.
                                             (Massachusetts) - Insurance Agency
                          100.0% - One Benefits, Inc. (Colorado) - Holding
                                   Company
                                   100.0% - One Health Plan of Alaska, Inc.
                                            (Alaska) - Preferred Provider
                                            Organization
                                   100.0% - One Health Plan of Arizona, Inc.
                                            (Arizona) - Health Maintenance
                                            Organization
                                   100.0% - One of Arizona, Inc. (Arizona) -
                                            Preferred Provider Organization
                                   100.0% - One Health Plan of California, Inc.
                                            (California) - Health Maintenance
                                            Organization
                                   100.0% - One Health Plan of Colorado, Inc.
                                            (Colorado) - Health Maintenance
                                            Organization
                                   100.0% - One Health Plan of Florida, Inc.
                                            (Florida) - Health Maintenance
                                            Organization
                                   100.0% - One Health Plan of Georgia, Inc.
                                            (Georgia) - Health Maintenance
                                            Organization
                                   100.0% - One Health Plan of Illinois, Inc.
                                            (Illinois) - Health Maintenance
                                            Organization
                                   100.0% - One Health Plan of Indiana, Inc.
                                            (Indiana) - Health Maintenance
                                            Organization
                                   100.0% - One Health Plan of Kansas/Missouri,
                                            Inc. (Kansas) - Health Maintenance
                                            Organization
                                   100.0% - One Health Plan of Maine, Inc.
                                            (Maine) - Preferred Provider
                                            Organization
                                   100.0% - One Health Plan of Massachusetts,
                                            Inc. (Massachusetts) - Health
                                            Maintenance Organization
                                   100.0% - One Health Plan of Michigan, Inc.
                                            (Michigan) - Preferred Provider
                                            Organization
                                   100.0% - One Health Plan of Minnesota, Inc.
                                            (Minnesota) - Preferred Provider
                                            Organization
                                   100.0% - One Health Plan of Nevada, Inc.
                                            (Nevada) - Preferred Provider
                                            Organization
                                   100.0% - One Health Plan of New Hampshire,
                                            Inc. (New Hampshire) - Preferred
                                            Provider Organization
                                   100.0% - One Health Plan of New Jersey, Inc.
                                            (New Jersey) - Health Maintenance
                                            Organization
                                   100.0% - One Health Plan of New York, Inc.
                                            (New York) - Preferred Provider
                                            Organization
                                   100.0% - One Health Plan of North Carolina,
                                            Inc. (North Carolina) - Health
                                            Maintenance Organization
                                   100.0% - One Health Plan of Ohio, Inc. (Ohio)
                                            - Health Maintenance Organization
                                   100.0% - One Health Plan of Oregon, Inc.
                                            (Oregon) - Health Maintenance
                                            Organization
                                   100.0% - One Health Plan of Pennsylvania,
                                            Inc. (Pennsylvania) - Health
                                            Maintenance Organization
                                   100.0% - One Health Plan of South Carolina,
                                            Inc. (South Carolina) - Preferred
                                            Provider Organization
                                   100.0% - One Health Plan of Tennessee, Inc.
                                            (Tennessee) - Health Maintenance
                                            Organization
                                   100.0% - One Health Plan of Texas, Inc.
                                            (Texas) - Health Maintenance
                                            Organization
                                   100.0% - One Health Plan, Inc. (Vermont) -
                                            Preferred Provider Organization
                                   100.0% - One Health Plan of Virginia, Inc.
                                            (Virginia) - Preferred Provider
                                            Organization
                                   100.0% - One Health Plan of Washington, Inc.
                                            (Washington) - Health Maintenance
                                            Organization
                                   100.0% - One Health Plan of Wisconsin, Inc.
                                            (Wisconsin) - Preferred Provider
                                            Organization
                                   100.0% - One Health Plan of Wyoming, Inc.
                                            (Wyoming) - Preferred Provider
                                            Organization
                                   100.0% - One Orchard Equities, Inc.
                                            (Colorado) - Securities
                                            Broker/Dealer
                          100.0% - Financial Administrative Services Corporation
                                   (Colorado) - Third Party Administrator
                          100.0% - GWL Properties, Inc. (Colorado) - Real
                                   Property Corporation
                           50.0% - Westkin Properties Ltd. (California) - Real
                                   Property Corporation
                          100.0% - Great-West Benefit Services, Inc.(Delaware) -
                                   Leasing Company
                           92.1% - Maxim Series Fund, Inc. (Maryland) -
                                   Investment Company
                          100.0% - GW Capital Management, LLC (Colorado) -
                                   Investment Adviser
                                   100.0% - Orchard Capital Management, LLC
                                            (Colorado) - Investment Adviser
                                   100.0% - Greenwood Investments, LLC
                                            (Colorado) - Securities
                                            Broker/Dealer
                           86.8% - Orchard Series Fund (Delaware) - Investment
                                   Company
                                   100.0%  - Orchard Trust Company (Colorado) -
                                             Trust Company

Item 27.     Number of Contractowners


             On February 28, 2003, there were 3 owners of non-qualified group contracts and 1,457 of qualified group contracts offered by Registrant.


Item 28.     Indemnification

             Provisions exist under the Colorado General Corporation Code and the Bylaws of GWL&A whereby GWL&A may indemnify a director, officer, or controlling person of GWL&A against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

                                             Colorado Business Corporation Act

             Article 109 - INDEMNIFICATION

             Section 7-109-101.  Definitions.

                      As used in this Article:

                      (1) "Corporation" includes any domestic or foreign entity that is a predecessor of the corporation by reason of a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.

                      (2) "Director" means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation's request as a director, an officer, an agent, an associate, an employee, a fiduciary, a manager, a member, a partner, a promotor, or a trustee of or to hold a similar position with, another domestic or foreign corporation or other person or employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation's request if the director's duties to the corporation also impose duties on, or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan. "Director" includes, unless the context requires otherwise, the estate or personal representative of a director.

                      (3) "Expenses" includes counsel fees.

                      (4) "Liability" means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.

                      (5) "Official capacity" means, when used with respect to a director, the office of director in the corporation and, when used with respect to a person other than a director as contemplated in Section 7-109-107, the office in a corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. "Official capacity" does not include service for any other domestic or foreign corporation or other person or employee benefit plan.

                      (6) "Party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

                      (7) "Proceeding" means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.

             Section 7-109-102.  Authority to indemnify directors.

                      (1) Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to the proceeding because the person is or was a director against liability incurred in the proceeding if:

                              (a) The person conducted himself or herself in
                                  good faith; and

                              (b) The person reasonably believed:

                                       (I) In the case of conduct in an official capacity with the corporation, that his or her conduct was in the corporation's best interests; and

                                       (II) In all other cases, that his or her conduct was at least not opposed to the corporation's best interests; and

                              (c) In the case of any criminal proceeding, the person had no reasonable cause to believe his or her conduct was unlawful.

                      (2) A director's conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirements of subparagraph (II) of paragraph (b) of subsection (1) of this section. A director's conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of subparagraph
                      (a) of subsection (1) of this section.

                      (3) The termination of any proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, is not, of itself, determinative that the director did not meet the standard of conduct described in this section.

                      (4) A corporation may not indemnify a director under this section:

                              (a) In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or

                              (b) In connection with any proceeding charging that the director derived an improper personal benefit, whether or not involving action in an official capacity, in which proceeding the director was adjudged liable on the basis that he or she derived an improper personal benefit.

                      (5) Indemnification permitted under this section in connection with a proceeding by or in the right of a corporation is limited to reasonable expenses incurred in connection with the proceeding.

             Section 7-109-103.  Mandatory Indemnification of Directors.

                              Unless limited by the articles of incorporation, a
                      corporation shall indemnify a person who was wholly successful, on the merits or otherwise, in defense of any proceeding to which the person was a party because the person is or was a director, against reasonable expenses incurred by him or her in connection with the proceeding.

             Section 7-109-104.  Advance of Expenses to Directors.

                      (1) A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of the final disposition of the proceeding if:

                              (a) The director furnishes the corporation a written affirmation of the director's good-faith belief that he or she has met the standard of conduct described in Section 7-109-102;

                              (b) The director furnishes the corporation a written undertaking, executed personally or on the director's behalf, to repay the advance if it is ultimately determined that he or she did not meet such standard of conduct; and

                              (c) A determination is made that the facts then know to those making the determination would not preclude indemnification under this article.

                      (2) The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director, but need not be secured and may be accepted without reference to financial ability to make repayment.

                      (3) Determinations and authorizations of payments under this section shall be made in the manner specified in
                      Section 7-109-106.

             Section 7-109-105.  Court-Ordered Indemnification of Directors.

                      (1) Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner:

                              (a) If it determines the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director's reasonable expenses incurred to obtain court-ordered indemnification.

                              (b) If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102 (1) or was adjudged liable in the circumstances described in Section 7-109-102
                              (4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described Section 7-109-102 (4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

    Section 7-109-106.  Determination and Authorization of Indemnification of
                        Directors.

                      (1) A corporation may not indemnify a director under
                      Section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because he has met the standard of conduct set forth in
                      Section 7-109-102. A corporation shall not advance expenses to a director under Section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by Section 7-109-104(1)(a) and (1)(b) are received and the determination required by Section 7-109-104(1)(c) has been made.

                      (2) The determinations required by subsection (1) of this section shall be made:

                              (a) By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum.

                              (b) If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.

                      (3) If a quorum cannot be obtained as contemplated in paragraph (a) of subsection (2) of this section, and the committee cannot be established under paragraph (b) of subsection (2) of this section, or even if a quorum is obtained or a committee designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection (1) of this section shall be made:

                              (a) By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or

                              (b) By the shareholders.

                      (4) Authorization of indemnification and advance of expenses shall be made in the same manner as the determination that indemnification or advance of expenses is permissible; except that, if the determination that indemnification or advance of expenses is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.

             Section 7-109-107.  Indemnification of Officers, Employees,
                                 Fiduciaries, and Agents.

                      (1) Unless otherwise provided in the articles of incorporation:

                              (a) An officer is entitled to mandatory
                              indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;

                              (b) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as a director; and

                              (c) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.

             Section 7-109-108.  Insurance.

                              A corporation may purchase and maintain insurance
                      on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation and who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of any other domestic or foreign corporation or other person or of an employee benefit plan against any liability asserted against or incurred by the person in that capacity or arising out of his or her status as a director, officer, employee, fiduciary, or agent whether or not the corporation would have the power to indemnify the person against such liability under the Section 7-109-102, 7-109-103 or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the laws of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.

             Section 7-109-109.  Limitation of Indemnification of Directors.

                      (1) A provision concerning a corporation's indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except for an insurance policy or otherwise, is valid only to the extent the provision is not inconsistent with Sections 7-109-101 to 7-109-108. If the articles of incorporation limit indemnification or advance of expenses, indemnification or advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.

                      (2) Sections 7-109-101 to 7-109-108 do not limit a corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when he or she has not been made a named defendant or respondent in the proceeding.

             Section 7-109-110.  Notice to Shareholders of Indemnification of
                                 Director.

                              If a corporation indemnifies or advances expenses
                      to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders' meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.

                                 Bylaws of GWL&A

             Article II, Section 11.  Indemnification of Directors.
                                      ----------------------------

                      The Company may, by resolution of the Board of Directors,
             indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any director, officer, or employee of the Company or any member or officer of any committee, and his heirs, executors and administrators, from and against all claims, liabilities, costs, charges and expenses whatsoever that any such director, officer, employee or any such member or officer sustains or incurs in or about any action, suit, or proceeding that is brought, commenced, or prosecuted against him for or in respect of any act, deed, matter or thing whatsoever made, done, or permitted by him in or about the execution of his duties of his office or employment with the Company, in or about the execution of his duties as a director or officer of another company which he so serves at the request and on behalf of the Company, or in or about the execution of his duties as a member or officer of any such Committee, and all other claims, liabilities, costs, charges and expenses that he sustains or incurs, in or about or in relation to any such duties or the affairs of the Company, the affairs of such Committee, except such claims, liabilities, costs, charges or expenses as are occasioned by his own willful neglect or default. The Company may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any director, officer, or employee of any subsidiary corporation of the Company on the same basis, and within the same constraints as, described in the preceding sentence.

                      Insofar as indemnification for liability arising under the
             Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.     Principal Underwriter

             (a) BenefitsCorp Equities, Inc. ("BCE") currently distributes securities of Great-West Variable Annuity Account A, Maxim Series Account and Pinnacle Series Account in addition to those of the Registrant.

             (b) Directors and Officers of BCE


                                                                                   Position and Offices

Name                          Principal Business Address                             with Underwriter
----                          --------------------------                           --------------------

Charles P. Nelson                      (1)                                         Chairman and President

Robert K. Shaw                         (1)                                         Director


Graham R. McDonald                     (1)                                         Director

Gregg E. Seller               18101 Von Karman Ave., Suite 1460                    Director and Senior
                              Irvine, CA 92715                                     Vice President

Jason R. Cavalier                      (1)                                         Vice President

Thomas M. Connolly            300 Broadacres Drive                                 Vice President
                              Bloomfield, NJ 07003

William S. Harmon                      (1)                                         Vice President

Kent A. Morris                500 North Central, Suite 220                         Vice President
                              Glendale, CA 91203

Michael P. Sole               One North La Salle, Suite 3200                       Vice President
                              Chicago, IL 60602

Glen R. Derback                        (1)                                         Treasurer

Beverly A. Byrne                       (1)                                         Secretary and Chief
                                                                                   Compliance Officer


Teresa L. Buckley                      (1)                                         Compliance Officer
------------


(1) 8515 E. Orchard Road, Greenwood Village, Colorado 80111

    (c) Commissions and other compensation received from the Registrant by Principal Underwriter during Registrant's last fiscal year:

                  Net
Name of       Underwriting      Compensation
Principal     Discounts and          on          Brokerage
Underwriter   Commissions        Redemption      Commissions    Compensation

BCE                -0-              -0-             -0-             -0-

Item 30.     Location of Accounts and Records

             All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through GWL&A, 8515 E. Orchard Road, Greenwood Village, Colorado 80111.

Item 31.     Management Services

             Not Applicable.

Item 32.     Undertakings

             (a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

             (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

             (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

             (d) Registrant represents that in connection with its offering of Group Contracts as funding vehicles for retirement plans meeting the requirement of Section 403(b) of the Internal Revenue Code of 1986, as amended, Registrant is relying on the no-action letter issued by the Office of Insurance Products and Legal Compliance, Division of Investment Management, to the American Council of Life Insurance dated November 28, 1988 (Ref. No. IP-6-88), and that the provisions of paragraphs (1) - (4) thereof have been complied with.

             (e) Registrant represents that in connection with its offering of Group Contracts as funding vehicles under the Texas Optional Retirement Program, Registrant is relying on the exceptions provided in Rule 6c-7 of the Investment Company Act of 1940 and that the provisions of paragraphs (a) -(d) thereof have been complied with.


             (f) GWL&A represents that the fees and charges deducted under the Group Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by GWL&A.

                                    SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of this Post-Effective Amendment to the Registrations Statement and has caused this Post-Effective Amendment to the Registration Statement on Form N-4 to be signed on its behalf, in the City of Greenwood Village, State of Colorado, on this 24th day of April, 2003.

                                      FUTUREFUNDS SERIES ACCOUNT
                                      (Registrant)


                                      By:      /s/ William T. McCallum
                                               ------------------------------
                                               William T. McCallum, President
                                               and Chief Executive Officer of
                                               Great-West Life & Annuity
                                               Insurance Company

                                      GREAT-WEST LIFE & ANNUITY
                                      INSURANCE COMPANY
                                      (Depositor)


                                      By:      /s/ William T. McCallum
                                               ------------------------------
                                               William T. McCallum, President
                                               and Chief Executive Officer

         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities with Great-West Life & Annuity Insurance Company and on the dates indicated:

Signature and Title                                       Date


 /s/ Robert Gratton*                                      April 24, 2003
--------------------------------------------
Director and Chairman of the Board
(Robert Gratton)


 /s/ William T. McCallum                                  April 24, 2003
--------------------------------------------
Director, President and Chief Executive
Officer (William T. McCallum)


 /s/ Mitchell T.G. Graye                                  April 24, 2003
--------------------------------------------
Executive Vice President and Chief
Financial Officer (Mitchell T.G. Graye)


 /s/ James Balog*                                         April 24, 2003
--------------------------------------------
Director, (James Balog)


 /s/ James W. Burns*                                      April 24, 2003
--------------------------------------------
Director, (James W. Burns)

Signature and Title                                       Date


 /s/ Orest T. Dackow*                                     April 24, 2003
--------------------------------------------
Director (Orest T. Dackow)


--------------------------------------------              --------------
Director Andre Desmarais


 /s/ Paul Desmarais, Jr.*                                 April 24, 2003
--------------------------------------------
Director (Paul Desmarais, Jr.)


 /s/ Kevin P. Kavangh*                                    April 24, 2003
--------------------------------------------
Director (Kevin P. Kavanagh)


--------------------------------------------              --------------
Director (William Mackness)


 /s/ Jerry E.A. Nickerson*                                April 24, 2003
--------------------------------------------
Director (Jerry E.A. Nickerson)


 /s/ P. Michael Pitfield*                                 April 24, 2003
--------------------------------------------
Director (P. Michael Pitfield)


 /s/ Michel Plessis-Belair*                               April 24, 2003
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Director (Michel Plessis-Belair)


 /s/ Brian E. Walsh*                                      April 24, 2003
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Director (Brian E. Walsh)



*By:      /s/ D.C. Lennox                                 April 24, 2003
         -----------------------------------
         D. C. Lennox
         Attorney-in-fact pursuant to Powers of Attorney are incorporated by reference to Registrant's Post-Effective Amendment No. 30 to Form N-4 registration statement filed on October 30, 2000.